As filed with the Securities and Exchange Commission on April 29, 1998

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                 ____________

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 45 ( X )

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )

                            Amendment No. 47 ( X )

                       (Check appropriate box or boxes)

                                  __________

                              GOLDMAN SACHS TRUST

              (Exact name of registrant as specified in charter)

                               4900 Sears Tower

                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)

                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                 ____________

Michael J. Richman, Esq.                Copies to:
Goldman, Sachs & Co.                    Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor            Drinker Biddle & Reath LLP
New York, New York 10004                1345 Chestnut Street
                                        Philadelphia, PA 19107

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  Immediately upon filing pursuant to paragraph (b)
(X)  On May 1, 1998 pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On (date) pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2.

On January 26, 1998 Registrant filed a Rule 24f-2 notice on behalf of its fixed income trusts for their fiscal year ended October 31, 1997.

On March 31, 1998 Registrant filed a Rule 24f-2 notice on behalf of its money market funds for their fiscal year ended January 21, 1998.

On March 31, 1997 Registrant filed a Rule 24f-2 notice on behalf of its equity funds for their fiscal year ended January 31, 1998.

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                      Class A, Class B and Class C Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


PART A                   CAPTION
------                   -------

Goldman Sachs Domestic Equity Funds
-----------------------------------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, and Goldman Sachs Small Cap Value Fund.


1.   Cover Page                Cover Page

2.   Synopsis                  Fund Highlights; Fees and Expenses

3.   Condensed Financial
     Information               Financial Highlights

4.   General Description       Cover Page; Fund Highlights;
     of Registrant             Investment Objective and Policies;
                               Description of Securities; Risk Factors;
                               Investment Techniques; Investment Restrictions;
                               Portfolio Turnover; Shares of the Trust;

5.   Management of the Fund    Management

6.   Capital Stock and         Dividends; Shares of the Trust;
     Other Securities          Taxation;

7.   Purchase of Securities    How to Invest; Net Asset Value;
     Being Offered             Services Available to Shareholders; Distribution
                               and Authorized Dealer Service Plans;

8.   Redemption or             How to sell Shares of the Fund;
     Repurchase                Services Available to Shareholders; Distribution
                               and Authorized Dealer Service Plans;

9.   Pending Legal             Not Applicable
     Proceedings

PART B                      CAPTION
------                      -------

10.  Cover Page             Cover Page

11.  Table of Contents      Table of Contents

12.  General Information    Introduction
     and History

13.  Investment Objectives  Investment Policies;
     and Policies           Investment Restrictions

14.  Management of the      Management
     Registrant

15.  Control Persons and    Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory    Management
     and Other Services

17.  Brokerage Allocation   Portfolio Transactions
     and Other Securities   and Brokerage

18.  Capital Stock and      Shares of the Trust
     Other Securities

19.  Purchase, Redemption   Management; Net Asset Value;
     and Pricing of         Other Information; Other Information
     Securities Being       Regarding Maximum Sales Charge, Purchases,
     Offered                Redemptions, Exchanges and Dividends.

20.  Tax Status             Taxation

21.  Underwriters           Management-Distributor

22.  Calculation of         Performance Information
     Performance Data

23.  Financial Statements   Financial Statements



Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST
                   Goldman Sachs International Equity Funds
                      Class A, Class B and Class C Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


PART A                                  CAPTION
------                                  -------

Goldman Sachs International Equity Funds
----------------------------------------

Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.

1.   Cover Page                         Cover Page

2.   Synopsis                           Fund Highlights; Fees and Expenses

3.   Condensed Financial
     Information                        Financial Highlights

4.   General Description                Cover Page; Fund Highlights;
     of Registrant                      Investment Objective and
                                        Policies; Description of Securities;
                                        Risk Factors; Investment Techniques;
                                        Investment Restrictions; Portfolio
                                        Turnover; Shares of the Trust;

5.   Management of the Fund             Management

6.   Capital Stock and                  Dividends; Shares of the Trust;
     Other Securities                   Taxation;

7.   Purchase of Securities             How to Invest; Net Asset Value;
     Being Offered                      Services Available to Shareholders;
                                        Distribution and Authorized Dealer
                                        Service Plans;

8.   Redemption or                      How to sell Shares of the Funds;
     Repurchase                         Services Available to Shareholders;
                                        Distribution and Authorized Dealer
                                        Service Plans;

9.   Pending Legal                      Not Applicable
     Proceedings

                              GOLDMAN SACHS TRUST

                      Goldman Sachs Domestic Equity Funds
                             Institutional Shares


                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                      CAPTION
------                      -------

Goldman Sachs Domestic Equity Funds
-----------------------------------
Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, and Goldman Sachs Small Cap Value Fund.


1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights

4. General Description      Cover Page; Fund Highlights; Investment
   of Registrant            Objective and Policies; Description of
                            Securities; Risk Factors; Investment Techniques;
                            Investment Restrictions; Portfolio Turn over;
                            Shares of the Trust;

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the Trust;
   Other Securities         Taxation

7. Purchase of Securities   Purchase of Institutional Shares; Net
   Being Offered            Asset Value

8. Redemption or            Redemption of Institutional Shares
   Repurchase

9. Pending Legal            Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST

                   Goldman Sachs International Equity Funds
                             Institutional Shares



                                ---------------



                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                      CAPTION
------                      -------

Goldman Sachs International Equity Funds
----------------------------------------

Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.


1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights

4. General Description      Cover Page; Fund Highlights; Investment
   of Registrant            Objective and Policies; Description of
                            Securities; Risk Factors; Investment
                            Techniques; Investment Restrictions;
                            Portfolio Turnover; Shares of the Trust

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the Trust;
   Other Securities         Taxation

7. Purchase of Securities   Purchase of Institutional Shares; Net
   Being Offered            Asset Value

8. Redemption or            Redemption of Institutional Shares
   Repurchase

9. Pending Legal            Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                                 Service Shares



                                ---------------



                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                      CAPTION
------                      -------



Goldman Sachs Domestic Equity Funds
-----------------------------------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, and Goldman Sachs Small Cap Value Fund.



1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights

4. General Description      Cover Page; Fund Highlights; Investment
   of Registrant            Objective and Policies; Description of
                            Securities; Risk Factors; Investment Techniques;
                            Investment Restrictions; Portfolio Turnover;
                            Shares of the Trust

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the
   Other Securities         Trust; Taxation

7. Purchase of Securities   Purchase of Service
   Being Offered            Shares; Net Asset Value; Additional Services

8. Redemption or            Redemption of Service Shares;
   Repurchase               Additional Services

9. Pending Legal            Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST
                    Goldman Sachs International Equity Funds
                                 Service Shares



                                ---------------



                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                        CAPTION
------                        -------

Goldman Sachs International Equity Funds
----------------------------------------

Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.


1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights



4. General Description      Cover Page; Fund Highlights; Investment
   of Registrant            Objective and Policies; Description of
                            Securities; Risk Factors; Investment Techniques;
                            Investment Restrictions; Portfolio Turnover;
                            Shares of the Trust

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the Trust;
   Other Securities         Taxation

7. Purchase of Securities   Purchase of Service
   Being Offered            Shares; Net Asset Value; Additional Services

8. Redemption or            Redemption of Service Shares;
   Repurchase               Additional Services

9. Pending Legal            Not Applicable
   Proceedings

--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1998
                    GOLDMAN SACHS DOMESTIC EQUITY FUNDS
                            CLASS A, B AND C SHARES

GOLDMAN SACHS BALANCED FUND
  Seeks long-term capital growth and current income through investments in eq-uity and fixed income securities.

GOLDMAN SACHS GROWTH AND INCOME FUND
  Seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

GOLDMAN SACHS CORE U.S. EQUITY FUND
  Seeks long-term growth of capital and dividend income through a broadly di-versified portfolio of large cap and blue chip equity securities represent-ing all major sectors of the U.S. economy.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 In-dex at the time of investment.

GOLDMAN SACHS CAPITAL GROWTH FUND
  Seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appre-ciation potential.

GOLDMAN SACHS MID CAP EQUITY FUND

  Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currentlybetween $400 million and $16 billion).

GOLDMAN SACHS SMALL CAP VALUE FUND
  Seeks long-term capital growth through investments in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                        (continued on next page)

(cover continued)

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............   12
Investment Objectives and Policies.   20
Description of Securities..........   25
Investment Techniques..............   30
Risk Factors.......................   35
Investment Restrictions............   36
Portfolio Turnover.................   36
Management.........................   36
Expenses...........................   42
Reports to Shareholders............   42
How to Invest......................   42

                                     PAGE
                                     ----
Services Available to Shareholders.   48
Distribution and Authorized Dealer
 Service Plans.....................   51
How to Sell Shares of the Funds....   52
Dividends..........................   54
Net Asset Value....................   55
Performance Information............   55
Shares of the Trust................   56
Taxation...........................   57
Additional Information.............   58
Appendix ..........................  A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

 FUND NAME   INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
---------- ------------------
                               -------------------------
                                                          -----------------
 BALANCED    Long-term capital      Between 45% and 65% of total   Lehman Aggregate Bond
 FUND        growth and current     assets in equity securities    Index and the
             income.                and at least 25% in fixed-     Standard & Poor's
                                    income senior securities.      Index of 500 Common
                                                                   Stocks (the "S&P 500
                                                                   Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth of    At least 65% of total assets   S&P 500 Index
 INCOME FUND capital and growth of  in equity securities that the
             income.                Investment Adviser considers
                                    to have favorable prospects
                                    for capital appreciation
                                    and/or dividend-paying
                                    ability.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth of    At least 90% of total assets   S&P 500 Index
 EQUITY FUND capital and dividend   in equity securities of U.S.
             income.                issuers. The Fund seeks to
                                    achieve its objective through
                                    a broadly diversified
                                    portfolio of large cap
                                    and blue chip equity
                                    securities representing all
                                    major sectors of
                                    the U.S. economy. The Fund's
                                    investments are selected using
                                    both  a variety of
                                    quantitative techniques and
                                    fundamental research in
                                    seeking to maximize the Fund's
                                    expected return, while
                                    maintaining risk, style,
                                    capitalization and
                                    industry characteristics
                                    similar to the S&P 500 Index.


                                                                     (continued)

--------------------------------------------------------------------------------

 FUND NAME   INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
---------- ------------------
                               -------------------------
                                                          -----------------
 CORE LARGE  Long-term growth of    At least 90% of total assets   Russell 1000 Growth
 CAP GROWTH  capital.               in equity securities of U.S.   Index
 FUND        Dividend income is a   issuers, including certain
             secondary              foreign issuers traded in the
             consideration.         U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of equity securities of large
                                    cap U.S. issuers that are
                                    expected to have better
                                    prospects for earnings growth
                                    than the growth rate of the
                                    general domestic economy. The
                                    Fund's investments are
                                    selected using both a variety
                                    of quantitative techniques and
                                    fundamental research in
                                    seeking to maximize the Fund's
                                    expected return, while
                                    maintaining risk, style,
                                    capitalization and industry
                                    characteristics similar to the
                                    Russell 1000 Growth Index.
---------------------------------------------------------------------------------------
 CORE SMALL  Long-term growth of    At least 90% of total assets   Russell 2000 Index
 CAP EQUITY  capital.               in equity securities of U.S.
 FUND                               issuers, including certain
                                    foreign issuers traded in the
                                    U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of equity securities of U.S.
                                    issuers which are included in
                                    the Russell 2000 Index at the
                                    time of investment. The Fund's
                                    investments are selected using
                                    both a variety of quantitative
                                    techniques and fundamental
                                    research in seeking to
                                    maximize the Fund's expected
                                    return, while maintaining
                                    risk, style, capitalization
                                    and industry characteristics
                                    similar to the Russell 2000
                                    Index.
---------------------------------------------------------------------------------------
 CAPITAL     Long-term capital      At least 90% of total assets   S&P 500 Index
 GROWTH FUND growth.                in a diversified portfolio of
                                    equity securities. The
                                    Investment Adviser considers
                                    long-term capital appreciation
                                    potential in selecting
                                    investments.
---------------------------------------------------------------------------------------
 MID CAP     Long-term capital      At least 65% of total assets   Russell Midcap Index
 EQUITY FUND appreciation.          in equity securities of
                                    companies with public stock
                                    market capitalizations within
                                    the range of the market
                                    capitalization of companies
                                    constituting the Russell
                                    Midcap Index at the time of
                                    investment (currently between
                                    $400 million and $16 billion)
                                    ("Mid-Cap Companies").
---------------------------------------------------------------------------------------
 SMALL CAP   Long-term capital      At least 65% of total assets   Russell 2000
 VALUE FUND  growth.                in equity securities of
                                    companies with public stock
                                    market capitalizations of $1
                                    billion or less at the time of
                                    investment.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

                                                                 MINIMUM
                                                           --------------------
                                                           INITIAL
                                                           PURCHASE ADDITIONAL
TYPE OF PURCHASE                                            AMOUNT  INVESTMENTS
----------------                                           -------- -----------
Regular Purchases.........................................  $1,000      $50
Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and
 Education IRAs) and UGMA/UTMA Purchases..................  $  250      $50
SIMPLE IRAs and Education IRAs............................  $   50      $50
Automatic Investment Plan.................................  $   50      $50
403(b) Plans..............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 43.

 HOW DO I PURCHASE SHARES?

  You may purchase Shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of Shares ("Authorized Dealers"). See "How to Invest" on page 42.

 WHAT ARE MY PURCHASE ALTERNATIVES?

  The Funds offer three classes of Shares through this Prospectus. These Shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A Shares"); (ii) with a contingent deferred sales charge ("CDSC") imposed on redemptions within six years of purchase ("Class B Shares"); or (iii) without any initial sales charge or CDSC, as long as Shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A Shares will be sold without an initial sales charge and may be subject to a CDSC at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if Shares are redeemed within 12 months of purchase

  Over time, the CDSC and distribution fees attributable to Class B or Class C Shares will exceed the initial sales charge and the distribution fees attributable to Class A Shares. Class B Shares convert to Class A Shares, which are subject to lower distribution fees, eight years after initial purchase. Class C Shares, which are subject to the same distribution fees as Class B Shares, do not convert to Class A Shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 42.

 HOW DO I SELL MY SHARES?

  You may redeem Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                   --------------------------- -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  You may receive dividends and distributions in additional Shares of the same class of the Fund in which you have invested or you may elect to receive them in cash, Shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A Shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C Shares of a Fund (the "ILA Portfolios"). For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES

                                                               GROWTH
                                                                 AND                             CORE U.S.
                           BALANCED                            INCOME                             EQUITY
                             FUND                               FUND                               FUND
                  --------------------------------  ---------------------------------  ---------------------------------
                  CLASS A    CLASS B    CLASS C/5/  CLASS A/5/  CLASS B    CLASS C/5/  CLASS A/5/  CLASS B    CLASS C/5/
                  -------    -------    ----------  ----------  -------    ----------  ----------  -------    ----------
                  -------    -------    ----------  ----------  -------    ----------  ----------  -------    ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none         none         5.5%/1/  none         none         5.5%/1/  none         none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none         none        none      none         none        none      none         none
 Maximum Deferred
  Sales Charge...  none/1/     5.0%/2/      1.0%/3/    none/1/    5.0%/2/      1.0%/3/    none/1/    5.0%/2/      1.0%/3/
 Redemption
  Fees/4/........  none       none         none        none      none         none        none      none         none
 Exchange
  Fees/4/........  none       none         none        none      none         none        none      none         none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of average
 net assets)
 Management Fees
  (after
  applicable
  limitations)/6/. 0.65%      0.65%        0.65%       0.70%     0.70%        0.70%       0.59%     0.59%        0.59%
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)/7/. 0.00%      0.75%        0.75%       0.09%     0.75%        0.75%       0.25%     0.75%        0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%        0.25%       0.25%     0.25%        0.25%       0.25%     0.25%        0.25%
 Other Expenses
  (after
  applicable
  limitations)/8/. 0.10%      0.11%        0.11%       0.23%     0.24%        0.24%       0.21%     0.20%        0.20%
                   ----       ----         ----        ----      ----         ----        ----      ----         ----
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/.  1.00%      1.76%        1.76%       1.27%     1.94%        1.94%       1.30%     1.79%        1.79%
                   ====       ====         ====        ====      ====         ====        ====      ====         ====
                           CORE                             CORE
                         LARGE CAP                        SMALL CAP
                      GROWTH FUND/5/                   EQUITY FUND/5/
                  -------------------------------- --------------------------------
                  CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                  ---------- ---------- ---------- ---------- ---------- ----------
                  ---------- ---------- ---------- ---------- ---------- ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none       none       none       none       none
 Maximum Deferred
  Sales Charge...  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption
  Fees/4/........  none       none       none       none       none       none
 Exchange
  Fees/4/........  none       none       none       none       none       none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of average
 net assets)
 Management Fees
  (after
  applicable
  limitations)/6/. 0.60%      0.60%      0.60%      0.75%      0.75%      0.75%
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)/7/. 0.00%      0.75%      0.75%      0.05%      0.75%      0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
 Other Expenses
  (after
  applicable
  limitations)/8/. 0.05%      0.05%      0.05%      0.20%      0.20%      0.20%
                  ---------- ---------- ---------- ---------- ---------- ----------
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/.  0.90%      1.65%      1.65%      1.25%      1.95%      1.95%
                  ========== ========== ========== ========== ========== ==========

                                                                                                        SMALL
                                    CAPITAL                          MID CAP                             CAP
                                     GROWTH                          EQUITY                             VALUE
                                      FUND                           FUND/5/                             FUND
                           --------------------------------  -----------------------------    --------------------------------
                           CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C/5/
                           -------    -------    ----------  -------    -------    -------    -------    -------    ----------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
 Imposed on Purchases....    5.5%/1/   none         none       5.5%/1/   none       none        5.5%/1/   none         none
 Maximum Sales Charge
 Imposed on Reinvested
 Dividends...............   none       none         none      none       none       none       none       none         none
 Maximum Deferred Sales
 Charge..................   none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/      1.0%/3/
 Redemption Fees/4/......   none       none         none      none       none       none       none       none         none
 Exchange Fees/4/........   none       none         none      none       none       none       none       none         none
ANNUAL FUND OPERATING
EXPENSES: (as a
percentage of average net
assets)
 Management Fees (after
 applicable
 limitations)/6/.........   1.00%      1.00%        1.00%     0.75%      0.75%      0.75%      1.00%      1.00%        1.00%
 Distribution (Rule
 12b-1) Fees (after
 applicable
 limitations)/7/.........   0.00%      0.75%        0.75%     0.25%      0.75%      0.75%      0.00%      0.75%        0.75%
Other Expenses:
 Authorized Dealer
 Service Fees............   0.25%      0.25%        0.25%     0.25%      0.25%      0.25%      0.25%      0.25%        0.25%
 Other Expenses (after
 applicable
 limitations)/8/.........   0.15%      0.18%        0.18%     0.10%      0.10%      0.10%      0.29%      0.29%        0.29%
                            ----       ----         ----      ----       ----       ----       ----       ----         ----
TOTAL FUND OPERATING
EXPENSES (AFTER FEE AND
EXPENSE LIMITATIONS)/9/..   1.40%      2.18%        2.18%     1.35%      1.85%      1.85%      1.54%      2.29%        2.29%
                            ====       ====         ====      ====       ====       ====       ====       ====         ====

----

/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A Shares by certain classes of investors. A CDSC of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price-- Class A Shares."

/2/ A CDSC is imposed upon Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."

/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in Shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ Based on estimated amounts for the current fiscal year.

/6/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds, equal to 0.16%, 0.15% and 0.10%, respectively. Without such limitations, management fees would be 0.75%, 0.75% and 0.85% of each Fund's average daily net assets, respectively.

/7/ Goldman Sachs is imposing the entire distribution fee attributable to Class A Shares of the CORE U.S. Equity and Mid Cap Equity Funds. Goldman Sachs has voluntarily agreed not to impose any of the distribution fee attributable to Class A Shares of each other Fund, except the Growth and Income and CORE Small Cap Equity Funds where Goldman Sachs has voluntarily agreed not to impose a portion of the distribution fee equal to 0.16% and 0.20%, respectively, of the distribution fee. Actual distribution fees and total expenses without waivers and reimbursements for the Growth and Income and CORE U.S. Equity Funds equalled 0.07% and 1.25% and 0.23% and 1.28%, respectively, for the fiscal period ended January 31, 1998. Distribution fees for Class A Shares would otherwise be payable at an annual rate of 0.25% of average daily net assets.

/8/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Growth and Income and CORE U.S. Equity Funds) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.10%
      Growth and Income................................................  0.11%
      CORE U.S. Equity.................................................  0.06%
      CORE Large Cap Growth............................................  0.05%
      CORE Small Cap Equity............................................  0.20%
      Mid Cap Equity...................................................  0.10%

/9/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would have been as set forth below. Information for Class A and Class B Shares of the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth and Small Cap Value Funds is shown for the fiscal year ended January 31, 1998. Information for the Class A and B Shares of the CORE Large Cap Growth, CORE Small Cap Equity, and Mid Cap Equity Funds and Class C Shares of each Fund are estimated for the current fiscal year.

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced
        Class A..............................................  0.42%     1.57%
        Class B..............................................  0.42%     2.07%
        Class C..............................................  0.42%     2.07%
      Growth and Income
        Class A..............................................  0.22%     1.42%
        Class B..............................................  0.24%     1.94%
        Class C..............................................  0.24%     1.94%
      CORE U.S. Equity
        Class A..............................................  0.22%     1.47%
        Class B..............................................  0.21%     1.96%
        Class C..............................................  0.21%     1.96%
      CORE Large Cap Growth
        Class A..............................................  0.23%     1.48%
        Class B..............................................  0.23%     1.98%
        Class C..............................................  0.23%     1.98%
      CORE Small Cap Equity
        Class A..............................................  0.66%     2.01%
        Class B..............................................  0.66%     2.51%
        Class C..............................................  0.66%     2.51%
      Capital Growth
        Class A..............................................  0.15%     1.65%
        Class B..............................................  0.18%     2.18%
        Class C..............................................  0.18%     2.18%
      Mid Cap Equity
        Class A..............................................  0.22%     1.47%
        Class B..............................................  0.22%     1.97%
        Class C..............................................  0.22%     1.97%
      Small Cap Value
        Class A..............................................  0.26%     1.76%
        Class B..............................................  0.29%     2.29%
        Class C..............................................  0.29%     2.29%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return; and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Balanced Fund
 Class A Shares................................   $65     $85    $107     $171
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    65      83     114      187
 --Assuming no redemption......................    18      55      95      187
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    27      55      95      207
 --Assuming no redemption......................    18      55      95      207

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Growth and Income Fund
 Class A Shares................................   $67     $93    $121     $200
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    67      89     124      209
 --Assuming no redemption......................    20      61     105      209
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    29      61     105      226
 --Assuming no redemption......................    20      61     105      226
CORE U.S. Equity Fund
 Class A Shares................................    68      94     122      203
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    65      84     116      198
 --Assuming no redemption......................    18      56      97      198
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    27      56      97      211
 --Assuming no redemption......................    18      56      97      211
CORE Large Cap Growth Fund
 Class A Shares................................    64      82     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    64      81     N/A      N/A
 --Assuming no redemption......................    17      52     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    26      52     N/A      N/A
 --Assuming no redemption......................    17      52     N/A      N/A
CORE Small Cap Equity Fund
 Class A Shares................................    67      92     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    67      89     N/A      N/A
 --Assuming no redemption......................    20      61     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    29      61     N/A      N/A
 --Assuming no redemption......................    20      61     N/A      N/A
Capital Growth Fund
 Class A Shares................................    68      97     127      214
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    69      96     136      232
 --Assuming no redemption......................    22      68     117      232
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    31      68     117      251
 --Assuming no redemption......................    22      68     117      251
Mid Cap Equity Fund
 Class A Shares................................    68      95     125      208
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    66      86     119      204
 --Assuming no redemption......................    19      58     100      204
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    28      58     100      217
 --Assuming no redemption......................    19      58     100      217
Small Cap Value Fund
 Class A Shares................................    70     101     134      228
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70     100     142      244
 --Assuming no redemption......................    23      72     123      244
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      72     123      263
 --Assuming no redemption......................    23      72     123      263

  The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  As of the date of this Prospectus, the Investment Advisers and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C Shares. Each Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C Shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund Shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

-------------------------------------------------------------------------------

                                  INCOME FROM                        DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ------------------------- ------------------------------------------------
                                       NET REALIZED                                      IN EXCESS OF
                                      AND UNREALIZED                         FROM NET    NET REALIZED     NET
                 NET ASSET               GAIN ON        FROM    IN EXCESS  REALIZED GAIN   GAIN ON     INCREASE   NET ASSET
                  VALUE,      NET       INVESTMENT      NET       OF NET   ON INVESTMENT  INVESTMENT  (DECREASE)   VALUE,
                 BEGINNING INVESTMENT  AND FUTURES   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   INCOME    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ----------- ---------
                                                                                                             BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $18.78     $0.57        $2.66        $(0.56)    $ --        $(1.16)       $ --         $1.51     $20.29
1998--Class B
Shares..........   18.73      0.50         2.57         (0.42)    (0.02)       (1.16)         --          1.47      20.20
1998--Class C
Shares(b).......   21.10      0.25         0.24         (0.22)    (0.04)       (0.64)       (0.52)       (0.93)     20.17
1998--Institu-
tional
Shares(b).......   21.18      0.26         0.32         (0.23)    (0.08)       (0.45)       (0.71)       (0.89)     20.29
1998--Service
Shares(b).......   21.18      0.22         0.32         (0.22)    (0.06)       (0.72)       (0.44)       (0.90)     20.28
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      --         (1.00)         --          1.47      18.78
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)    (0.07)       (1.00)         --          1.27      18.73
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      --         (0.35)         --          3.09      17.31
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10         0.02         (0.08)      --           --           --          0.04      14.22
                                                                                        RATIOS ASSUMING
                                                                                      NO VOLUNTARY WAIVER
                                                                                           OF FEES OR
                                                                                      EXPENSE LIMITATIONS
                                                                                    ------------------------
                                                                         RATIO OF                RATIO OF
                                                    NET      RATIO OF       NET                     NET
                                                 ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                            PORTFOLIO  AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 RETURN(A)   RATE(G)   RATE(F)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ---------- --------- ---------- ---------- ----------- ----------- ---------- -------------
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   17.54%    190.43%    $.0590    $163,636     1.00%       2.94%       1.57%        2.37%
1998--Class B
Shares..........   16.71     190.43      .0590      23,639     1.76        2.14        2.07         1.83
1998--Class C
Shares(b).......    2.49(d)  190.43      .0590       8,850     1.77(c)     2.13(c)     2.08(c)      1.82(c)
1998--Institu-
tional
Shares(b).......    2.93(d)  190.43      .0590       8,367     0.76(c)     3.13(c)     1.07(c)      2.82(c)
1998--Service
Shares(b).......    2.66(d)  190.43      .0590          16     1.26(c)     2.58(c)     1.57(c)      2.27(c)
1997--Class A
Shares..........   18.59     208.11      .0587      81,410     1.00        3.76        1.77         2.99
1997--Class B
Shares(b).......   16.22(d)  208.11      .0587       2,110     1.75(c)     2.59(c)     2.27(c)      2.07(c)
1996--Class A
Shares..........   28.10     197.10        --       50,928     1.00        3.65        1.90         2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......    0.87(d)   14.71        --        7,510     1.00(c)     3.39(c)     8.29(c)     (3.90)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A and Class B Share activity commenced on October 12, 1994 and May 1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Includes the effect of mortgage dollar roll transactions.

                              INCOME (LOSS) FROM
                           INVESTMENT OPERATIONS(E)                        DISTRIBUTIONS TO SHAREHOLDERS
                           --------------------------------       ------------------------------------------------
                                                   NET                                                IN EXCESS OF
                                              REALIZED AND                                FROM NET    NET REALIZED
                 NET ASSET     NET             UNREALIZED            FROM    IN EXCESS  REALIZED GAIN   GAIN ON
                  VALUE,   INVESTMENT            GAIN ON             NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL
                 BEGINNING   INCOME            INVESTMENTS        INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN
                 OF PERIOD   (LOSS)            AND FUTURES          INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL
                 --------- ------------       -------------       ---------- ---------- ------------- ------------ ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.18     $       0.11        $       5.27       $(0.11)    $  --       $(2.52)       $  --       $ --
1998--Class B
Shares..........   23.10             0.04                5.14          --       (0.03)      (2.45)        (0.07)       --
1998--Class C
Shares(b).......   28.20            (0.01)               0.06          --       (0.03)      (1.42)        (1.10)       --
1998--
Institutional
Shares..........   23.19             0.27                5.23        (0.22)       --        (0.24)        (2.28)       --
1998--Service
Shares..........   23.17             0.14                5.23        (0.06)     (0.04)      (2.52)          --         --
1997--Class A
Shares..........   19.98             0.35                5.18        (0.35)     (0.01)      (1.97)          --         --
1997--Class B
Shares(b).......   20.82             0.17                4.31        (0.17)     (0.06)      (1.97)          --         --
1997--Institu-
tional
Shares(b).......   21.25             0.29                3.96        (0.30)     (0.04)      (1.97)          --         --
1997--Service
Shares(b).......   20.71             0.28                4.50        (0.28)     (0.07)      (1.97)          --         --
1996--Class A
Shares..........   15.80             0.33                4.75        (0.30)       --        (0.60)          --         --
1995--Class A
Shares..........   15.79             0.20(g)             0.30(g)     (0.20)     (0.07)      (0.33)          --        0.11(g)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18             0.15                1.68        (0.15)     (0.01)      (0.06)          --         --
                                                                                                              RATIOS ASSUMING
                                                                                                            NO VOLUNTARY WAIVER
                                                                                                                OF FEES OR
                                                                                                            EXPENSE LIMITATIONS
                                                                                                         -------------------------
                                                                                               RATIO
                                                                                              OF NET                     RATIO
                  NET                                                  NET        RATIO     INVESTMENT                  OF NET
               INCREASE   NET ASSET                                 ASSETS AT    OF NET    INCOME (LOSS)    RATIO     INVESTMENT
              (DECREASE)   VALUE,              PORTFOLIO  AVERAGE     END OF   EXPENSES TO  TO AVERAGE   OF EXPENSES INCOME (LOSS)
                IN NET     END OF     TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET      NET      TO AVERAGE   TO AVERAGE
              ASSET VALUE  PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)    ASSETS       ASSETS     NET ASSETS   NET ASSETS
              ----------- --------- ---------- --------- ---------- ---------- ----------- ------------- ----------- -------------
                GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares.......... $2.75     $25.93     23.71%     61.95%    $.0590   $1,216,582    1.25%         0.43%       1.42%         0.26%
1998--Class B
Shares..........  2.63      25.73     22.87      61.95      .0590      307,815    1.94         (0.35)       1.94         (0.35)
1998--Class C
Shares(b)....... (2.50)     25.70      0.51(d)   61.95      .0590       31,686    1.99(c)      (0.48)(c)    1.99(c)      (0.48)(c)
1998--
Institutional
Shares..........  2.76      25.95     24.24      61.95      .0590       36.225    0.83          0.76        0.83          0.76
1998--Service
Shares..........  2.75      25.92     23.63      61.95      .0590        8,893    1.32          0.32        1.32          0.32
1997--Class A
Shares..........  3.20      23.18     28.42      53.03      .0586      615,103    1.22          1.60        1.43          1.39
1997--Class B
Shares(b).......  2.28      23.10     22.23(d)   53.03      .0586       17,346    1.93(c)       0.15(c)     1.93(c)       0.15(c)
1997--Institu-
tional
Shares(b).......  1.94      23.19     20.77(d)   53.03      .0586          193    0.82(c)       1.36(c)     0.82(c)       1.36(c)
1997--Service
Shares(b).......  2.46      23.17     23.87(d)   53.03      .0586        3,174    1.32(c)       0.94(c)     1.32(c)       0.94(c)
1996--Class A
Shares..........  4.18      19.98     32.45      57.93        --       436,757    1.20          1.67        1.45          1.42
1995--Class A
Shares..........  0.01      15.80      3.97      71.80        --       193,772    1.25          1.28        1.58          0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......  1.61      15.79     13.08(d)  102.23        --        41,528    1.25(c)       1.23(c)     3.24(c)      (0.76)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET            AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,      NET     GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   INCOME    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                                CORE U.S. EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.32     $0.11        $5.63        $(0.12)    $  --       $(2.35)      $   --      $3.27    $26.59   24.96 %
1998--Class B
Shares..........   23.18      0.11         5.44           --       (0.06)      (2.00)        (.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22           --       (0.14)      (0.67)       (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65         (0.24)     (0.01)      (1.33)       (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57         (0.07)     (0.08)      (2.35)         --        3.26     26.53   25.11
1997--Class A
Shares..........   19.66      0.16         4.46         (0.16)       --        (0.80)         --        3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70         (0.04)     (0.16)      (0.80)         --        2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51         (0.28)       --        (0.80)         --        3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15         (0.13)     (0.10)      (0.80)         --        2.25     23.27   15.92(d)
1996--Class A
Shares..........   14.61      0.19         5.43         (0.16)       --        (0.41)         --        5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23         (0.24)       --        (0.41)         --        2.74     19.71   20.14(d)
1995--Class A
Shares..........   15.93      0.20        (0.38)        (0.20)       --        (0.94)         --       (1.32)    14.61   (1.10)
1994--Class A
Shares..........   15.46      0.17         2.08         (0.17)       --        (1.61)         --        0.47     15.93   15.12
1993--Class A
Shares..........   15.05      0.22         0.41         (0.22)       --          --           --        0.41     15.46    4.30
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......   14.17      0.11         0.88         (0.11)        --         --           --        0.88     15.05    7.01(d)
                                                                          RATIOS ASSUMING
                                                                        NO VOLUNTARY WAIVER
                                                                            OF FEES OR
                                                                        EXPENSE LIMITATIONS
                                                                        ----------------------
                                                RATIO OF    RATIO OF               RATIO OF
                                                  NET         NET       RATIO OF     NET
                                         NET    EXPENSES   INVESTMENT   EXPENSES  INVESTMENT
                                      ASSETS AT    TO        INCOME        TO      INCOME
                 PORTFOLIO  AVERAGE    END OF   AVERAGE    (LOSS) TO    AVERAGE   (LOSS) TO
                 TURNOVER  COMMISSION  PERIOD     NET       AVERAGE       NET      AVERAGE
                   RATE     RATE(F)   (IN 000S)  ASSETS    NET ASSETS    ASSETS   NET ASSETS
                 --------- ---------- --------- ---------- ------------ --------- ------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89%    $.0651   $398,393     1.28%      0.51%       1.47%      0.32%
1998--Class B
Shares..........   65.89      .0651     59,208     1.79      (0.05)       1.96      (0.22)
1998--Class C
Shares(b).......   65.89      .0651      6,267     1.78(c)   (0.21)(c)    1.95(c)   (0.38)(c)
1998--Institu-
tional Shares...   65.89      .0651    202,893     0.65       1.16        0.82       0.99
1998--Service
Shares..........   65.89      .0651      7,841     1.15       0.62        1.32       0.45
1997--Class A
Shares..........   37.78      .0417    225,968     1.29       0.91        1.53       0.67
1997--Class B
Shares(b).......   37.28      .0417     17,258     1.83(c)    0.06(c)     2.00(c)   (0.11)(c)
1997--Institu-
tional Shares...   37.28      .0417    148,942     0.65       1.52        0.85       1.32
1997--Service
Shares(b).......   37.28      .0417      3,666     1.15(c)    0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35        --     129,045     1.25       1.01        1.55       0.71
1996--Institu-
tional
Shares(b).......   39.35        --      64,829     0.65(c)    1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18        --      94,968     1.38       1.33        1.63       1.08
1994--Class A
Shares..........   87.73        --      92,769     1.42       0.92        1.67       0.67
1993--Class A
Shares..........  144.93        --     117,757     1.28       1.30        1.53       1.05
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......  135.02        --     151,142   1.57(c)      1.24(c)     1.82(c)    0.99(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on May 24, 1991, May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                           NET                               FROM NET   IN EXCESS OF
                                       REALIZED AND                          REALIZED   NET REALIZED
                 NET ASSET    NET       UNREALIZED      FROM    IN EXCESS    GAIN ON      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT GAIN (LOSS) ON    NET       OF NET    INVESTMENT   INVESTMENT   INCREASE    VALUE,
                 BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ----------- ---------
                                                                                     CORE LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $0.01        $2.35        $(0.01)      --        $(0.32)      $(0.06)      $1.97     $11.97
1998--Class B
Shares(b).......   10.00     (0.03)        2.33           --        --         (0.18)       (0.20)       1.92      11.92
1998--Class C
Shares(b).......   11.80     (0.02)        0.54           --      (0.01)       (0.38)         --         0.13      11.93
1998--Institu-
tional
Shares(b).......   10.00      0.01         2.35         (0.01)      --         (0.19)       (0.19)       1.97      11.97
1998--Service
Shares (b)......   10.00     (0.02)        2.35           --        --         (0.08)       (0.30)       1.95      11.95
                                                                                          RATIOS ASSUMING NO
                                                                                       VOLUNTARY WAIVER OF FEES
                                                                                        OR EXPENSE LIMITATIONS
                                                                                       ----------------------------------------
                                                                                                              RATIO
                                                     NET       RATIO     RATIO OF NET                        OF NET
                                                  ASSETS AT    OF NET     INVESTMENT     RATIO OF          INVESTMENT
                             PORTFOLIO  AVERAGE     END OF    EXPENSES    INCOME TO    EXPENSES TO          (LOSS) TO
                   TOTAL     TURNOVER  COMMISSION   PERIOD   TO AVERAGE  AVERAGE NET   AVERAGE NET           AVERAGE
                 RETURN(A)     RATE       RATE    (IN 000'S) NET ASSETS     ASSETS        ASSETS           NET ASSETS
                 ----------- --------- ---------- ---------- ----------- ------------- ------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   23.79%(d)   74.97%    $.0282    $53,786      0.91%(c)     0.12%(c)            2.40%(c)           (1.37)%(c)
1998--Class B
Shares(b).......   23.26(d)    74.97      .0282     13,857      1.67(c)     (0.72)(c)            2.91(c)            (1.96)(c)
1998--Class C
Shares(b).......    4.56(d)    74.97      .0282      4,132      1.68(c)     (0.76)(c)            2.92(c)            (2.00(c)
1998--Institu-
tional
Shares(b).......   23.89(d)    74.97      .0282      4,656      0.72(c)      0.42 (c)            1.96(c)            (0.82)(c)
1998--Service
Shares (b)......   23.56(d)    74.97      .0282        115      1.17(c)     (0.21)(c)            2.41(c)            (1.45)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B Institutional and Service Share activity commenced on May 1, 1997. Class C share activity commenced on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                      CORE SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $(0.01)      $0.65          --        $(0.05)      $0.59     $10.59     6.37%(d)    37.65%
1998--Class B
Shares(b).......   10.00      (0.03)       0.64          --         (0.05)       0.56      10.56     6.07(d)     37.65
1998--Class C
Shares(b).......   10.00      (0.02)       0.64          --         (0.05)       0.57      10.57     6.17(d)     37.65
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65          --         (0.05)       0.61      10.61     6.57(d)     37.65
1998--Service
Shares(b).......   10.00       0.01        0.64          --         (0.05)       0.60      10.60     6.47(d)     37.65
                                                                    RATIOS ASSUMING NO
                                                                 VOLUNTARY WAIVER OF FEES
                                                                  OR EXPENSE LIMITATIONS
                                                                 ---------------------------
                                                                                  RATIO
                               NET      RATIO     RATIO OF NET                   OF NET
                            ASSETS AT   OF NET     INVESTMENT     RATIO OF     INVESTMENT
                  AVERAGE    END OF    EXPENSES   INCOME (LOSS)  EXPENSES TO  INCOME (LOSS)
                 COMMISSION  PERIOD   TO AVERAGE   TO AVERAGE    AVERAGE NET   TO AVERAGE
                    RATE    (IN 000S) NET ASSETS   NET ASSETS      ASSETS      NET ASSETS
                 ---------- --------- ----------- -------------- ------------ --------------
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   $.0370    $11,118     1.25%(c)     (0.36)%(c)    3.92%(c)      (3.03)%(c)
1998--Class B
Shares(b).......    .0370      9,957     1.95(c)      (1.04)(c)     4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    .0370      2,557     1.95(c)      (1.07)(c)     4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    .0370      9,026     0.95(c)       0.15 (c)     3.37(c)       (2.27)(c)
1998--Service
Shares(b).......    .0370          2     1.45(c)       0.40 (c)     3.87(c)       (2.02)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                           NET                               FROM NET   IN EXCESS OF     NET
                 NET ASSET    NET      REALIZED AND     FROM    IN EXCESS    REALIZED   NET REALIZED  INCREASE   NET ASSET
                  VALUE,   INVESTMENT   UNREALIZED      NET       OF NET     GAIN ON      GAIN ON    (DECREASE)   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT  INVESTMENT   INVESTMENT    IN NET     END OF
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ----------- ---------
                                                                                                    CAPITAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $16.73     $ 0.02       $ 4.78       $(0.01)    $(0.01)     $(3.03)      $  --       $ 1.75     $18.48
1998--Class B
Shares..........   16.67       0.02         4.61          --         --        (1.20)       (1.83)       1.60      18.27
1998--Class C
Shares(b).......   19.73      (0.02)        1.60          --       (0.04)      (0.47)       (2.56)      (1.49)     18.24
1998--Institu-
tional
Shares(b).......   19.88       0.02         1.66        (0.01)     (0.07)      (0.41)       (2.62)      (1.43)     18.45
1998--Service
Shares--(b).....   19.88      (0.01)        1.66          --       (0.04)      (0.76)       (2.27)      (1.42)     18.46
1997--Class A
Shares..........   14.91       0.10         3.56        (0.10)     (0.02)      (1.72)         --         1.82      16.73
1997--Class B
Shares(b).......   15.67       0.01         2.81        (0.01)     (0.09)      (1.72)         --         1.00      16.67
1996--Class A
Shares..........   13.67       0.12         3.93        (0.12)       --        (2.69)         --         1.24      14.91
1995--Class A
Shares..........   15.96       0.03        (0.69)       (0.01)       --        (1.62)         --        (2.29)     13.67
1994--Class A
Shares..........   14.64       0.02         2.40        (0.01)     (0.02)      (1.07)         --         1.32      15.96
1993--Class A
Shares..........   13.65       0.06         2.28        (0.07)       --        (1.28)         --         0.99      14.64
1992--Class A
Shares..........   11.10       0.28         2.90        (0.31)       --        (0.32)         --         2.55      13.65
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(c).......   11.34       0.34        (0.27)       (0.31)       --          --           --        (0.24)     11.10
                                                                                        RATIOS ASSUMING NO
                                                                                     VOLUNTARY WAIVER OF FEES
                                                                                      OR EXPENSE LIMITATIONS
                                                                                     -------------------------
                                                                                                     RATIO
                                                    NET       RATIO    RATIO OF NET                 OF NET
                                                 ASSETS AT    OF NET    INVESTMENT    RATIO OF    INVESTMENT
                            PORTFOLIO  AVERAGE     END OF    EXPENSES   INCOME TO    EXPENSES TO INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD   TO AVERAGE AVERAGE NET   AVERAGE NET  TO AVERAGE
                 RETURN(A)    RATE     RATE(B)   (IN 000S)  NET ASSETS    ASSETS       ASSETS     NET ASSETS
                 ---------- --------- ---------- ---------- ---------- ------------- ----------- -------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71%     61.50%    $.0612   $1,256,595    1.40%       0.08%        1.65%        (0.17)%
1998--Class B
Shares..........   28.73      61.50      .0612       40,827    2.18       (0.77)        2.18         (0.77)
1998--Class C
Shares(b).......    8.83(d)   61.50      .0612        5,395    2.21(c)    (0.86)(c)     2.21(c)      (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)   61.50      .0612        7,262    1.16(c)     0.18 (c)     1.16(c)       0.18 (c)
1998--Service
Shares--(b).....    9.18(d)   61.50      .0612            2    1.50(c)    (0.16)(c)     1.50(c)      (0.16)(c)
1997--Class A
Shares..........   25.97      52.92      .0563      920,646    1.40        0.62         1.65          0.37
1997--Class B
Shares(b).......   19.39(d)   52.92      .0563        3,221    2.15(c)    (0.39)(c)     2.15(c)      (0.39)(c)
1996--Class A
Shares..........   30.45      63.90        --       881,056    1.36        0.65         1.61          0.40
1995--Class A
Shares..........   (4.38)     38.36        --       862,105    1.38        0.16         1.63         (0.09)
1994--Class A
Shares..........   16.89      36.12        --       833,682    1.38        0.13         1.63         (0.12)
1993--Class A
Shares..........   18.01      58.93        --       665,976    1.41        0.42         1.66          0.17
1992--Class A
Shares..........   29.31      48.93        --       500,307    1.53        2.09         1.78          1.84
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(c).......    0.84(d)   35.63        --       437,533    1.27(c)     3.24(c)      1.47(c)       3.04(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on April 20, 1990, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                         INCOME FROM                              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           ---------------------------------------- ---------------------------------------------
                                                      NET REALIZED
                                                     AND UNREALIZED                                       NET
                                       NET REALIZED     LOSS ON                             FROM NET    INCREASE   NET
                 NET ASSET            AND UNREALIZED    FOREIGN                IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,      NET        GAIN ON        CURRENCY     FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS      RELATED     INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF
                 OF PERIOD   INCOME    AND OPTIONS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                    MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......  $23.63     $0.09        $0.77          $(0.01)      $(0.06)    $(0.04)     $(2.77)     $(2.02)  $21.61
1998--Class B
Shares(b).......   23.63      0.06         0.75           (0.01)       (0.09)       --        (2.77)      (2.06)   21.57
1998--Class C
Shares(b).......   23.63      0.06         0.77           (0.01)       (0.09)       --        (2.77)      (2.04)   21.59
1998--Institu-
tional Shares...   18.73      0.16         5.70           (0.04)       (0.13)       --        (2.77)       2.92    21.65
1998--Service
Shares(b).......   23.01      0.09         1.41           (0.01)       (0.11)       --        (2.77)      (1.39)   21.62
1997--Institu-
tional Shares...   15.91      0.24         3.77             --         (0.24)     (0.93)      (0.02)       2.82    18.73
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13         0.90             --         (0.12)       --          --         0.91    15.91
                                                                                     RATIOS ASSUMING NO
                                                                                    EXPENSE LIMITATIONS
                                                                                   ------------------------
                                                     NET   RATIO OF    RATIO OF
                                                   ASSETS    NET         NET       RATIO OF     RATIO OF
                                                   AT END  EXPENSES   INVESTMENT   EXPENSES        NET
                                                     OF       TO        INCOME        TO       INVESTMENT
                             PORTFOLIO   AVERAGE   PERIOD  AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                   TOTAL     TURNOVER   COMMISSION   (IN     NET       AVERAGE       NET       TO AVERAGE
                 RETURN(A)     RATE      RATE(F)    000S)   ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- ---------- ---------- ------- ---------- ------------ ---------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......    3.42%(d)   62.60%    $0.0540   $90,588   1.35%(c)    0.33%(c)    1.47%(c)      0.21%(c)
1998--Class B
Shares(b).......    3.17(d)    62.60      0.0540    28,743   1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......    3.27(d)    62.60      0.0540     6,445   1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   30.86       62.60      0.0540   236,440   0.85        0.78        0.97          0.66
1998--Service
Shares(b).......    6.30(d)    62.60      0.0540         8   1.35(c)     0.63 (c)    1.43(c)       0.51 (c)
1997--Institu-
tional Shares...   25.63       74.03      0.0547   145,253   0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......    6.89(d)    58.77(d)      --    135,671   0.85(c)     1.67(c)     0.98(c)       1.54(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                     INCOME FROM                    DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(E)                SHAREHOLDERS
                           ------------------------------- -----------------------------------
                                          NET REALIZED                  FROM NET
                 NET ASSET    NET        AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS  NET INCREASE
                  VALUE,   INVESTMENT    GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    (DECREASE)  NET ASSET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT AND OPTIONS   INVESTMENT IN NET ASSET VALUE, END   TOTAL
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD  RETURN(A)
                 --------- ---------- -------------------- ---------- ------------- ---------- ------------ ---------- ---------
                                                                                                          SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $20.91     $0.14           $5.33           $  --       $(2.33)      $  --       $ 3.14      $24.05     26.17%
1998--Class B
Shares..........   20.80     (0.01)           5.27              --        (2.33)         --         2.93       23.73     25.29
1998--Class C
Shares(b).......   24.69     (0.06)           1.43              --        (1.99)       (0.34)      (0.96)      23.73      5.51(d)
1998--Institu-
tional
Shares(b).......   24.91      0.03            1.48              --        (2.05)       (0.28)      (0.82)      24.09      6.08(d)
1998--Service
Shares(b).......   24.91     (0.01)           1.48              --        (2.02)       (0.31)      (0.86)      24.05      5.91(d)
1997--Class A
Shares..........   17.29     (0.21)           4.92              --        (1.09)         --         3.62       20.91     27.28
1997--Class B
Shares(b).......   20.79     (0.11)           1.21              --        (1.09)         --         0.01       20.80      5.39(d)
1996--Class A
Shares..........   16.14     (0.23)           1.39              --        (0.01)         --         1.15       17.29      7.20
1995--Class A
Shares..........   20.67     (0.07)          (3.53)             --        (0.69)       (0.24)      (4.53)      16.14    (17.53)
1994--Class A
Shares..........   16.68     (0.04)           5.03              --        (1.00)         --         3.99       20.67     30.13
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18      0.03            2.50            (0.03)        --           --         2.50       16.68     17.86(d)
                                                                                   RATIOS ASSUMING NO
                                                                                    VOLUNTARY WAIVER
                                                                                        OF FEES
                                                                               --------------------------
                                                                  RATIO OF                    RATIO OF
                                      NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF   NET INVESTMENT
                 PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE   TO AVERAGE NET
                   RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS      NET ASSETS      ASSETS
                 --------- ---------- ---------- ------------ ---------------- ----------- --------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   84.81%   $0.0517    $370,246      1.54%         (0.28)%        1.76%        (0.50)%
1998--Class B
Shares..........   84.81     0.0517      42,677      2.29          (0.92)         2.29         (0.92)
1998--Class C
Shares(b).......   84.81     0.0517       5,604      2.09(c)       (0.79)(c)      2.09(c)      (0.79)(c)
1998--Institu-
tional
Shares(b).......   84.81     0.0517      14,626      1.16(c)        0.27(c)       1.16(c)       0.27(c)
1998--Service
Shares(b).......   84.81     0.0517           2      1.45(c)       (0.07)(c)      1.45(c)      (0.07)(c)
1997--Class A
Shares..........   99.46      .0461     212,061      1.60          (0.72)         1.85         (0.97)
1997--Class B
Shares(b).......   99.46      .0461       3,674      2.35(c)       (1.63)(c)      2.35(c)      (1.63)(c)
1996--Class A
Shares..........   57.58        --      204,994      1.41          (0.59)         1.66         (0.84)
1995--Class A
Shares..........   43.67        --      319,487      1.53          (0.53)         1.78         (0.78)
1994--Class A
Shares..........   56.81        --      261,074      1.60          (0.45)         1.85         (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......    7.12        --       59,339      1.65(c)        0.62(c)       2.70(c)      (0.43)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and the equity portion of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund is managed using a growth equity oriented approach. Equity securities for this Fund are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective: The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives And Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository

Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enters into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets in debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed- income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Portfolio as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only);
(v) other investment companies including World Equity Benchmark Shares; (vi) unseasoned companies; (vii) municipal securities (Balanced Fund only); (viii) loan participations (Balanced Fund only) and (ix) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.

                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Balanced, Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of March 23, 1998, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.


 FUND MANAGERS

                                       YEARS
                                       PRIMARILY
   NAME AND TITLE  FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------- ------------------- ----------- -----------------------------
  George D. Adler  Portfolio Manager--    Since    Mr. Adler joined the
   Vice President  Capital Growth         1997     Investment Adviser in 1997.
                                                   From 1990 to 1997, he was a
                                                   portfolio manager at Liberty
                                                   Investment Management Inc.
                                                   From 1988 to 1990 he was a
                                                   director of portfolio
                                                   management at Banc One in
                                                   Ohio.
-----------------------------------------------------------------------------------
  G. Lee Anderson  Portfolio Manager--    Since    Mr. Anderson joined the
   Vice President  Growth and Income      1996     Investment Adviser in 1992.
                   Balanced (Equity)      1996     From 1989 to 1992, he was a
                   Mid Cap Equity         1996     research analyst in the
                                                   Investment Research
                                                   Department of Goldman, Sachs
                                                   & Co.
-----------------------------------------------------------------------------------
  Eileen A. Aptman Portfolio Manager--    Since    Ms. Aptman joined the
   Vice President  Growth and Income      1996     Investment Adviser in 1993.
                   Balanced (Equity)      1996     From 1990 to 1993, she worked
                   Mid Cap Equity         1996     at Delphi Management as an
                   Small Cap Value        1997     equity analyst, focusing her
                                                   research efforts on value
                                                   stocks.

                                                          YEARS
                                                          PRIMARILY
       NAME AND TITLE          FUND RESPONSIBILITY        RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- --------------------------    ----------- ----------------------------
  Jonathan A. Beinner          Senior Portfolio Manager--    Since      Mr. Beinner joined the
   Managing Director and       Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S. Fixed                                                   1990. From 1988 to 1990,
   Income                                                               he worked as a portfolio
                                                                        manager at Franklin
                                                                        Savings Association in
                                                                        the trading and
                                                                        arbitrage group.
------------------------------------------------------------------------------------------------------
  Kent A. Clark                Senior Portfolio Manager--    Since      Mr. Clark joined the
   Vice President              CORE U.S. Equity              1996       Investment Adviser in
                               CORE Large-Cap Growth         1997       1992.
                               CORE Small Cap Equity         1997
------------------------------------------------------------------------------------------------------
  Robert G. Collins            Senior Portfolio Manager--    Since      Mr. Collins joined the
   Vice President              Capital Growth                1997       Investment Adviser in
                                                                        1997. From 1991 to 1997,
                                                                        he was a portfolio
                                                                        manager at Liberty
                                                                        Investment Management,
                                                                        Inc. His past
                                                                        experiences include work
                                                                        as a special situations
                                                                        analyst with Raymond
                                                                        James & Associates for
                                                                        five years.
------------------------------------------------------------------------------------------------------
  Herbert E. Ehlers            Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director           Capital Growth                1997       Investment Adviser in
                                                                        1997. From 1994 to 1997,
                                                                        he was the Chief
                                                                        Investment Officer and
                                                                        Chairman of Liberty
                                                                        Investment Management
                                                                        Inc. He was a portfolio
                                                                        manager and president at
                                                                        Liberty's predecessor
                                                                        firm, Eagle Asset
                                                                        Management, from 1984 to
                                                                        1994.
------------------------------------------------------------------------------------------------------
  Gregory H. Ekizian           Senior Portfolio Manager--    Since      Mr. Ekizian joined the
   Vice President              Capital Growth                1997       Investment Adviser in
                                                                        1997. From 1990 to 1997,
                                                                        he was a portfolio
                                                                        manager at Liberty
                                                                        Investment Management
                                                                        Inc. and its predecessor
                                                                        firm, Eagle Asset
                                                                        Management.
------------------------------------------------------------------------------------------------------
  Paul D. Farrell              Senior Portfolio Manager--    Since      Mr. Farrell joined the
   Vice President              Small Cap Value               1992       Investment Adviser in
                                                                        1991. During 1991, he
                                                                        served as a managing
                                                                        director at Plaza
                                                                        Investment Managers, the
                                                                        investment subsidiary of
                                                                        GEICO Corp., a major
                                                                        insurance company. From
                                                                        1986 to 1991, he was
                                                                        employed by Goldman
                                                                        Sachs as a vice
                                                                        president in the
                                                                        investment research
                                                                        department and was
                                                                        responsible for the
                                                                        formation of the firm's
                                                                        Emerging Growth Research
                                                                        Group.
------------------------------------------------------------------------------------------------------
  Ronald E. Gutfleish          Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Managing Director           Growth and Income             1993       Investment Adviser in
                               Balanced (Equity)             1994       1993. From 1988 to 1993,
                               Mid Cap Equity                1995       he was a partner at
                                                                        Sanford C. Bernstein &
                                                                        Co., Inc. in the
                                                                        Investment Management
                                                                        Research Department and
                                                                        a member of the Research
                                                                        Review Committee.
------------------------------------------------------------------------------------------------------
  Robert C. Jones              Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director           CORE U.S. Equity              1991       Investment Adviser in
                               CORE Large Cap Growth         1997       1989. From 1987 to 1989,
                               CORE Small Cap Equity         1997       he was the senior
                                                                        quantitative analyst in
                                                                        the Goldman Sachs
                                                                        Investment Research
                                                                        Department and the
                                                                        author of the monthly
                                                                        Stock Selection
                                                                        publication.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Richard C. Lucy            Senior Portfolio Manager      Since      Mr. Lucy joined the
   Vice President and        --Balanced (Fixed Income)     1994       Investment Adviser in
   Co-Head U.S.                                                       1992. From 1983 to 1992,
   Fixed Income                                                       he managed fixed income
   Department                                                         assets at Brown Brothers
                                                                      Harriman & Co.
----------------------------------------------------------------------------------------------------
  Matthew B. McLennan        Portfolio Manager--           Since      Mr. McLennan joined the
   Associate                 Small Cap Value               1996       Investment Adviser in
                                                                      1995. From 1994 to 1995,
                                                                      he worked in the
                                                                      Investment Banking
                                                                      Division of Goldman
                                                                      Sachs in Australia. From
                                                                      1991 to 1994, Mr.
                                                                      McLennan worked at
                                                                      Queensland Investment
                                                                      Corporation in
                                                                      Australia.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE U.S. Equity              1996       Investment Adviser in
                             CORE Large Cap Growth         1997       1990. From 1985 to 1990,
                             CORE Small Cap Equity         1997       he was a project manager
                                                                      in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  David G. Shell             Portfolio Manager--           Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Portfolio Manager--           Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     ----
     Balanced..................................    0.65%            0.65%
     Growth and Income.........................    0.70%            0.70%
     CORE Large Cap Growth.....................    0.75%            0.60%
     CORE Small Cap Equity.....................    0.85%            0.75%
     Mid Cap Equity............................    0.75%            0.75%
     Small Cap Value...........................    1.00%            1.00%
     GSFM
     ----
     CORE U.S. Equity..........................    0.75%            0.59%
     Capital Growth............................    1.00%            1.00%

---------------------

* All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the Growth and Income and CORE U.S. Equity Funds, transfer agency fees) to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20% and 0.10% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for Shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to a fee from the Growth and Income, CORE U.S. Equity, Capital Growth and Small Cap Value Funds, with respect to Class A, Class B and Class C Shares equal to $12,000 per year per Class plus $7.50 per account and out-of-pocket and transaction-related expenses. Class A, Class B and Class C Shares may also bear fees paid to Authorized Dealers or other persons providing sub-transfer agency and similar services. Goldman Sachs is entitled to receive a fee from the Balanced, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds equal to their proportionate share of a Fund's total transfer agency costs. These costs are equal to the charges set forth above applicable to Class A, Class B and Class C Shares plus 0.04% of the average daily net assets of the other classes of the Fund plus any sub-transfer agency expenses. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation: fees payable to the Investment Advisers; distribution and authorized dealer service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-526-7384. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C Shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of Shares you wish to purchase, the Funds will assume that your instructions apply to Class A Shares.

  CLASS A SHARES. If you invest less than $1 million in Class A Shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A Shares of a Fund, no sales charge will be imposed at the time of purchase, but you may incur a deferred sales charge equal to 1.00% if you redeem your Shares within 18 months of purchase. Class A Shares are subject to distribution fees of 0.25% (which currently are being waived in the case of Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds, limited to 0.05% for the CORE Small Cap Equity Fund and limited to 0.09% for the Growth and Income
Fund) and authorized dealer service fees of 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class A Shares.

  CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a CDCS of up to 5% if redeemed within six years of purchase. Class B Shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class B Shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative NAVs, eight years after the initial purchase. Your entire investment in Class B Shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares.

  CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C Shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class C Shares. See "Distribution and Authorized Dealer Service Plans." Class C Shares have no conversion feature, and accordingly, an investor that purchases Class C Shares will be subject to the distribution fees imposed on Class C Shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C Shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares (or Class B Shares after conversion to Class A Shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B Shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C Shares. There is no size limit on the purchase of Class A Shares. A maximum purchase limitation of $250,000 and $1,000,000 in the aggregate normally applies to purchases of Class B Shares and Class C Shares, respectively. Although Class C Shares are subject to a CDSC for only 12 months and at a lower rate than Class B Shares, Class C Shares do not have the conversion feature applicable to Class B Shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase Shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the NAV next determined after receipt of an order as described below under "Other Purchase Information," plus, in the case of Class A Shares, any applicable sales charge. Currently, each Fund's NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with tax-sheltered retirement plans, Individual Retirement Account Plans (excluding SIMPLE IRAs and Education IRAs) or accounts established under the Uniform Gift to Minors Act ("UGMA"), and an initial investment minimum of $200 applies to purchases in connection with 403(b) plans. The minimum initial investment for purchases in connection with SIMPLE and Education IRAs, as well as purchases through the Automatic Investment Plan, is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of Shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of Shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Domestic Equity Funds--(Name of Fund and class of Shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem Shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose Shares are being redeemed to allow them to purchase sufficient additional Shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which Shares are offered and the sales charge rates applicable to future purchases of Shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A Shares of each Fund is the next determined NAV per Share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of Shares as shown in the following table:

                                                                SALES CHARGE   MAXIMUM DEALER
                                                SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                        PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                --------------- ------------- -----------------
Less than $50,000..............................      5.50%          5.82%           5.00%
$50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
$100,000 up to (but less than) $250,000........      3.75           3.90            3.00
$250,000 up to (but less than) $500,000........      2.75           2.83            2.25
$500,000 up to (but less than) $1 million......      2.00           2.04            1.75
$1 million or more.............................      0.00*          0.00*            **

                                                  (footnotes on next page)

--------

  * No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of Shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more by "wrap" accounts satisfying the criteria set forth in
    (h) or (i) below. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the Shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC, as described below, of 1.00% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A shares will be made at NAV with no initial sales charge, but if the Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the Shares were exchanged into and remained invested in an ILA Portfolio (the "CDSC period"), a CDSC of 1.00% may be imposed unless, in certain cases, the investor's Authorized Dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A Shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A Shares. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A Shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A Shares of the Funds may be sold at NAV without payment of any sales charge to: (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of Shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy Shares worth $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees; (k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing Shares of the Funds at NAV without payment of any initial sales charge may be charged a fee if they effect transactions in Shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in Shares of each Fund at NAV, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (Shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A Shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B Shares of the Funds at the next determined NAV without the imposition of an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B Shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B Shares, the Funds will first redeem Shares not subject to any CDSC, and then Shares held longest during the applicable period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the distributor and may be used in whole or part to defray the distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B Shares of a Fund acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into Class A Shares of such Fund based on the date of the initial purchase. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase of the Shares on which the distribution was paid. The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C Shares of the Funds at the next determined NAV without the imposition of an initial sales charge. However, if Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C Shares, the Funds will first redeem Shares held for longer than 12 months, and then Shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off his purchase to the nearest full Share) in Class A Shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the Shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety
(90) days after such redemption. If you redeemed Class A or Class C Shares, paid a CDSC upon redemption and reinvest in Class A or Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested Shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed Shares. If you redeemed Class B Shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A Shares at NAV as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within 90 days after the original purchase of Class A Shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinvestment. To the extent that any loss is realized and Shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of Shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at NAV in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B, Class C and Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to: (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t)(2) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions distributed from a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C Shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in Shares of the same class or an equivalent class of other Goldman Sachs Funds or ILA Portfolios. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of Shares of a Fund for Shares of the same Class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at NAV and will not be subject to any initial sales charge or CDSC as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the Fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the 15th day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the Fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000; and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their Shares for purchase by retirement plans, including traditional and Roth IRAs for individuals and their spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for Shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for Shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for Shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each 12 month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to shareholders and is subject to certain limitations.

  An exchange of Shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the Shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned Shares will be measured from the date the shareholder acquired the original Shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and Class of Shares and either writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (7:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A Shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the Shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange certain classes of Shares for another class of Shares of the same Fund. For further information, call Goldman Sachs at the number set forth on the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept, on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share (adjusted for any applicable sales charge) next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If Shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange Shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Shares of the Funds and other Goldman Sachs Funds (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time their customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLANS--CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of the Funds' Class A, Class B and Class C Shares, has adopted distribution plans pursuant to Rule 12b-1 under the Act (each a "Distribution Plan"). Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively, of such Fund. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee attributable to Class A Shares for the Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds; to limit the amount of such fee to 0.05% of average daily net assets attributable to Class A Shares of CORE Small Cap Equity Fund; and to limit the amount of such fee to 0.09% of average daily net assets attributable to Class A shares of the Growth and Income Fund. As of the date of this Prospectus, Goldman Sachs has no intention of modifying or discontinuing such waivers, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1998 paid by the Growth and Income and CORE U.S. Equity Funds to Goldman Sachs was 0.07% and 0.23%, respectively, with respect to each Fund's Class A Shares. The average rate for all other Funds' Class A Shares was 0.25%. The average rate for the fiscal year ended January 31, 1998 paid by the Funds offering Class B and Class C Shares was 0.75%.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C Shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Distribution Plans include: compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers; allocable overhead; telephone and travel expenses; the printing of prospectuses for prospective shareholders; preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares. If the fees received by Goldman Sachs pursuant to the Distribution Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are subject to approval annually by the Trustees. The aggregate compensation that may be received under the Distribution Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the Shares have been held for one year. Goldman Sachs pays the distribution fee on a quarterly basis.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C Shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C Shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their Shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended January 31, 1998, each Fund paid Authorized Dealer service fees at the foregoing rate for each Fund's Class A, Class B and Class C Shares.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the Shares have been held for one year. Goldman Sachs pays the service fee on a quarterly basis.

                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its Shares upon the request of a shareholder on any Business Day at the NAV next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three Business Days of receipt of a properly executed request. If the Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Shares. This may take up to 15 days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of Shares for amounts up to $50,000 within any seven calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of Shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to Shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total of one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above.

Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in Shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding Shares will, at the election of each shareholder, be paid in: (i) cash; (ii) additional Shares of the same class of the Fund; or (iii) shares of the same or an equivalent class of other Goldman Sachs Funds or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Shares or units of the Fund or another Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends at least annually. All of the Funds will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent 30 day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each Class of Shares for the same period will differ. The investment performance of the Class A, Class B and Class C Shares will be affected by the payment of a sales charge, distribution fees and other class specific expenses. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  As of April 3, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.9% of Mid Cap Equity Fund's outstanding Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets, the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. However, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION

 (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional Shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time Shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional Shares, but if the investor's purchases within 13 months plus the value of Shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of Shares registered in the investor's name. All income dividends and capital gains distributions on escrowed Shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed Shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his or her attorney to surrender for redemption any or all escrowed Shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed Shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MA 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384

EQ PRODOMABC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS DOMESTIC

EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
May 1, 1998

         GOLDMAN SACHS DOMESTIC EQUITY FUNDS INSTITUTIONAL SHARES


GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
 Seeks long-term capital growth       Seeks long-term growth of capital
 and current income through in-       through a broadly diversified portfolio
 vestments in equity and fixed        of equity securities of U.S. issuers
 income securities.                   which are included in the Russell 2000
                                      Index at the time of investment.
GOLDMAN SACHS GROWTH AND INCOME
FUND                                GOLDMAN SACHS CAPITAL GROWTH FUND
 Seeks long-term growth of cap-       Seeks long-term growth of capital
 ital and growth of income            through diversified investments in eq-
 through investments in equity        uity securities of companies that are
 securities that are considered       considered to have long-term capital ap-
 to have favorable prospects          preciation potential.
 for capital appreciation
 and/or dividend paying abili-      GOLDMAN SACHS MID CAP EQUITY FUND
 ty.
                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE U.S. EQUITY        primarily through investments in equity
FUND                                  securities of companies with public
 Seeks long-term growth of cap-       stock market capitalizations within the
 ital and dividend income             range of the market capitalization of
 through a broadly diversified        companies constituting the Russell
 portfolio of large cap and           Midcap Index at the time of investment
 blue chip equity securities          (currently between $400 million and $16
 representing all major sectors       billion).
 of the U.S. economy.
                                    GOLDMAN SACHS SMALL CAP VALUE FUND
                                      Seeks long-term capital growth through
GOLDMAN SACHS CORE LARGE CAP          investments in equity securities of com-
GROWTH FUND                           panies with public stock market capital-
 Seeks long-term growth of cap-       izations of $1 billion or less at the
 ital through a broadly diver-        time of investment.
 sified portfolio of equity se-
 curities of large cap U.S. is-
 suers that are expected to
 have better prospects for
 earnings growth than the
 growth rate of the general do-
 mestic economy. Dividend in-
 come is a secondary considera-
 tion.

                               -----------------


INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Financial Highlights...............    8
Investment Objectives and Policies.   16
Description of Securities..........   21
Investment Techniques..............   26
Risk Factors.......................   30
Investment Restrictions............   32
Portfolio Turnover.................   32
Management.........................   32
Expenses...........................   37
Net Asset Value....................   37

                                     PAGE
                                     ----
Performance Information............   38
Shares of the Trust................   38
Taxation...........................   39
Additional Information.............   40
Reports to Shareholders............   41
Dividends..........................   41
Purchase of Institutional Shares...   41
Exchange Privilege.................   44
Redemption of Institutional Shares.   44
Appendix ..........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ----------  ----------------  ---------------------------------------    -------------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed-income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend-paying ability.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers. The Fund
             dividend income.  seeks to achieve its objective through
                               a broadly diversified portfolio of
                               large cap and blue chip equity
                               securities representing all major
                               sectors of the U.S. economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's  expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the S&P 500
                               Index.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected returns,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.
----------------------------------------------------------------------------------------

                                                                     (continued)

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
-----------  ----------------  ---------------------------------------    ------------
 CORE SMALL  Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY  of capital.       securities of U.S. issuers, including    Index
 FUND                          certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               investment objective through a broadly
                               diversified portfolio of equity
                               securities of U.S. issuers which are
                               included in the Russell 2000 Index at
                               the time of investment. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               2000 Index.
--------------------------------------------------------------------------------------
 CAPITAL     Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND capital growth.   diversified portfolio of equity
                               securities. The Investment Adviser
                               considers long-term capital
                               appreciation potential in selecting
                               investments.
--------------------------------------------------------------------------------------
 MID CAP     Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND capital           equity securities of companies with      Index
             appreciation.     public stock market capitalizations
                               within the range of the market
                               capitalization of companies
                               constituting the Russell Midcap Index
                               at the time of investment (currently
                               between $400 million and $16 billion)
                               ("Mid-Cap Companies").
--------------------------------------------------------------------------------------
 SMALL CAP   Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND  capital growth.   securities of companies with public
                               stock market capitalizations of $1
                               billion or less at the time of
                               investment.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

   Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's Shares (the
 "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 or $10,000,000 (depending upon an investor's eligibility) in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current ("NAV") without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  Recordholders of Institutional Shares may receive dividends and distributions in additional Institutional Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                             FEES AND EXPENSES
                           (INSTITUTIONAL SHARES)

                                                    CORE    CORE
                                  GROWTH            LARGE   SMALL           MID    SMALL
                                   AND   CORE U.S.   CAP     CAP   CAPITAL  CAP     CAP
                         BALANCED INCOME  EQUITY   GROWTH  EQUITY  GROWTH  EQUITY  VALUE
                         FUND/1/   FUND    FUND    FUND/1/ FUND/1/ FUND/1/  FUND  FUND/1/
                         -------- ------ --------- ------- ------- ------- ------ -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..   None    None    None     None    None    None    None   None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   None    None    None     None    None    None    None   None
 Redemption Fees........   None    None    None     None    None    None    None   None
 Exchange Fees..........   None    None    None     None    None    None    None   None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)/2/.......   0.65%   0.70%   0.59%    0.60%   0.75%   1.00%   0.75%  1.00%
 Distribution (Rule 12b-
  1) Fees...............   None    None    None     None    None    None    None   None
 Other Expenses (after
  applicable
  limitations)/3/.......   0.10%   0.13%   0.06%    0.05%   0.20%   0.10%   0.10%  0.13%
                           ----    ----    ----     ----    ----    ----    ----   ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER FEE
  AND EXPENSE
  LIMITATIONS)/4/.......   0.75%   0.83%   0.65%    0.65%   0.95%   1.10%   0.85%  1.13%
                           ====    ====    ====     ====    ====    ====    ====   ====

--------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Adviser voluntarily has agreed not to impose a portion of the management fee on the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity equal to 0.16%, 0.15% and 0.10%, respectively. Without such limitations, management fees would be 0.75%, 0.75% and 0.85% of each Fund's average daily net assets, respectively.

/3/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Growth and Income and CORE U.S. Equity Funds)) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................   0.10%
      Growth and Income................................................   0.11%
      CORE U.S. Equity.................................................   0.06%
      CORE Large Cap Growth............................................   0.05%
      CORE Small Cap Equity............................................   0.20%
      Mid Cap Equity...................................................   0.10%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional Shares of the Growth and Income, CORE U.S. Equity and Mid Cap Equity Funds for the fiscal year ended January 31, 1998, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Growth and Income......................................   0.13%    0.83%
      CORE U.S. Equity.......................................   0.07%    0.82%
      Mid Cap Equity.........................................   0.22%    0.97%

 In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the Balanced, CORE Large Cap Growth and CORE Small Cap Equity Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced...............................................   0.42%    1.07%
      CORE Large Cap Growth..................................   0.23%    0.98%
      CORE Small Cap Equity .................................   0.66%    1.51%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced......................................  $ 8     $24    $ 42     $ 94
Growth and Income.............................  $ 8     $26    $ 46     $103
CORE U.S. Equity..............................  $ 7     $21    $ 36     $ 81
CORE Large Cap Growth.........................  $ 7     $21     n/a      n/a
CORE Small Cap Equity.........................  $10     $30     n/a      n/a
Capital Growth................................  $11     $35    $ 61     $134
Mid Cap Equity................................  $ 9     $27    $ 47     $105
Small Cap Value...............................  $12     $36    $ 62     $137

  As of the date of this Prospectus, the Investment Adviser and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Institutions that invest in Institutional Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain institutions may also receive other compensation in connection with the sales and distribution of Institutional Shares or for services to their customer's accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in the Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

-------------------------------------------------------------------------------

                                  INCOME FROM                        DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ------------------------- ------------------------------------------------
                                       NET REALIZED                                      IN EXCESS OF
                                      AND UNREALIZED                         FROM NET    NET REALIZED     NET
                 NET ASSET               GAIN ON        FROM    IN EXCESS  REALIZED GAIN   GAIN ON     INCREASE   NET ASSET
                  VALUE,      NET       INVESTMENT      NET       OF NET   ON INVESTMENT  INVESTMENT  (DECREASE)   VALUE,
                 BEGINNING INVESTMENT  AND FUTURES   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   INCOME    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ----------- ---------
                                                                                                             BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $18.78     $0.57        $2.66        $(0.56)    $ --        $(1.16)       $ --         $1.51     $20.29
1998--Class B
Shares..........   18.73      0.50         2.57         (0.42)    (0.02)       (1.16)         --          1.47      20.20
1998--Class C
Shares(b).......   21.10      0.25         0.24         (0.22)    (0.04)       (0.64)       (0.52)       (0.93)     20.17
1998--Institu-
tional
Shares(b).......   21.18      0.26         0.32         (0.23)    (0.08)       (0.45)       (0.71)       (0.89)     20.29
1998--Service
Shares(b).......   21.18      0.22         0.32         (0.22)    (0.06)       (0.72)       (0.44)       (0.90)     20.28
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      --         (1.00)         --          1.47      18.78
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)    (0.07)       (1.00)         --          1.27      18.73
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      --         (0.35)         --          3.09      17.31
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10         0.02         (0.08)      --           --           --          0.04      14.22
                                                                                        RATIOS ASSUMING
                                                                                      NO VOLUNTARY WAIVER
                                                                                           OF FEES OR
                                                                                      EXPENSE LIMITATIONS
                                                                                    ------------------------
                                                                         RATIO OF                RATIO OF
                                                    NET      RATIO OF       NET                     NET
                                                 ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                            PORTFOLIO  AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 RETURN(A)   RATE(G)   RATE(F)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ---------- --------- ---------- ---------- ----------- ----------- ---------- -------------
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   17.54%    190.43%    $.0590    $163,636     1.00%       2.94%       1.57%        2.37%
1998--Class B
Shares..........   16.71     190.43      .0590      23,639     1.76        2.14        2.07         1.83
1998--Class C
Shares(b).......    2.49(d)  190.43      .0590       8,850     1.77(c)     2.13(c)     2.08(c)      1.82(c)
1998--Institu-
tional
Shares(b).......    2.93(d)  190.43      .0590       8,367     0.76(c)     3.13(c)     1.07(c)      2.82(c)
1998--Service
Shares(b).......    2.66(d)  190.43      .0590          16     1.26(c)     2.58(c)     1.57(c)      2.27(c)
1997--Class A
Shares..........   18.59     208.11      .0587      81,410     1.00        3.76        1.77         2.99
1997--Class B
Shares(b).......   16.22(d)  208.11      .0587       2,110     1.75(c)     2.59(c)     2.27(c)      2.07(c)
1996--Class A
Shares..........   28.10     197.10        --       50,928     1.00        3.65        1.90         2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......    0.87(d)   14.71        --        7,510     1.00(c)     3.39(c)     8.29(c)     (3.90)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A and Class B Share activity commenced on October 12, 1994 and May 1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Includes the effect of mortgage dollar roll transactions.

                                INCOME (LOSS)
                               FROM INVESTMENT
                                OPERATIONS(E)                DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------ ------------------------------------------------
                                           NET                                          IN EXCESS OF
                                       REALIZED AND                         FROM NET    NET REALIZED                 NET
                 NET ASSET    NET       UNREALIZED     FROM    IN EXCESS  REALIZED GAIN   GAIN ON                 INCREASE
                  VALUE,   INVESTMENT    GAIN ON       NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL  (DECREASE)
                 BEGINNING   INCOME    INVESTMENTS  INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN      IN NET
                 OF PERIOD   (LOSS)    AND FUTURES    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL    ASSET VALUE
                 --------- ----------  ------------ ---------- ---------- ------------- ------------ ----------  -----------
                                                                                            GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.18     $0.11        $5.27       $(0.11)    $  --       $(2.52)       $  --       $ --         $2.75
1998--Class B
Shares..........   23.10      0.04         5.14          --       (0.03)      (2.45)        (0.07)       --          2.63
1998--Class C
Shares(b).......   28.20     (0.01)        0.06          --       (0.03)      (1.42)        (1.10)       --         (2.50)
1998--
Institutional
Shares..........   23.19      0.27         5.23        (0.22)       --        (0.24)        (2.28)       --          2.76
1998--Service
Shares..........   23.17      0.14         5.23        (0.06)     (0.04)      (2.52)          --         --          2.75
1997--Class A
Shares..........   19.98      0.35         5.18        (0.35)     (0.01)      (1.97)          --         --          3.20
1997--Class B
Shares(b).......   20.82      0.17         4.31        (0.17)     (0.06)      (1.97)          --         --          2.28
1997--Institu-
tional
Shares(b).......   21.25      0.29         3.96        (0.30)     (0.04)      (1.97)          --         --          1.94
1997--Service
Shares(b).......   20.71      0.28         4.50        (0.28)     (0.07)      (1.97)          --         --          2.46
1996--Class A
Shares..........   15.80      0.33         4.75        (0.30)       --        (0.60)          --         --          4.18
1995--Class A
Shares..........   15.79      0.20(g)      0.30(g)     (0.20)     (0.07)      (0.33)          --        0.11(g)      0.01
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18      0.15         1.68        (0.15)     (0.01)      (0.06)          --         --          1.61
                                                                                                     RATIOS ASSUMING
                                                                                                   NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                   EXPENSE LIMITATIONS
                                                                                                -------------------------
                                                                                      RATIO
                                                                                     OF NET                     RATIO
                                                              NET        RATIO     INVESTMENT                  OF NET
                 NET ASSET                                 ASSETS AT    OF NET    INCOME (LOSS)    RATIO     INVESTMENT
                  VALUE,              PORTFOLIO  AVERAGE     END OF   EXPENSES TO  TO AVERAGE   OF EXPENSES INCOME (LOSS)
                  END OF     TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET      NET      TO AVERAGE   TO AVERAGE
                  PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)    ASSETS       ASSETS     NET ASSETS   NET ASSETS
                 --------- ---------- --------- ---------- ---------- ----------- ------------- ----------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $25.93     23.71%     61.95%    $.0590   $1,216,582    1.25%         0.43%       1.42%         0.26%
1998--Class B
Shares..........   25.73     22.87      61.95      .0590      307,815    1.94         (0.35)       1.94         (0.35)
1998--Class C
Shares(b).......   25.70      0.51(d)   61.95      .0590       31,686    1.99(c)      (0.48)(c)    1.99(c)      (0.48)(c)
1998--
Institutional
Shares..........   25.95     24.24      61.95      .0590       36.225    0.83          0.76        0.83          0.76
1998--Service
Shares..........   25.92     23.63      61.95      .0590        8,893    1.32          0.32        1.32          0.32
1997--Class A
Shares..........   23.18     28.42      53.03      .0586      615,103    1.22          1.60        1.43%         1.39%
1997--Class B
Shares(b).......   23.10     22.23(d)   53.03      .0586       17,346    1.93(c)       0.15(c)     1.93(c)       0.15(c)
1997--Institu-
tional
Shares(b).......   23.19     20.77(d)   53.03      .0586          193    0.82(c)       1.36(c)     0.82(c)       1.36(c)
1997--Service
Shares(b).......   23.17     23.87(d)   53.03      .0586        3,174    1.32(c)       0.94(c)     1.32(c)       0.94(c)
1996--Class A
Shares..........   19.98     32.45      57.93        --       436,757    1.20          1.67        1.45          1.42
1995--Class A
Shares..........   15.80      3.97      71.80        --       193,772    1.25          1.28        1.58          0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   15.79     13.08(d)  102.23        --        41,528    1.25(c)       1.23(c)     3.24(c)      (0.76)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET            AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,      NET     GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   INCOME    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                                CORE U.S. EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.32     $0.11        $5.63        $(0.12)    $   --      $(2.35)      $   --      $3.27    $26.59   24.96%
1998--Class B
Shares..........   23.18      0.11         5.44            --      (0.06)      (2.00)        (.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22            --      (0.14)      (0.67)       (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65         (0.24)      (.01)      (1.33)       (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57         (0.07)      (.08)      (2.35)          --       3.26     26.53   25.11
1997--Class A
Shares..........   19.66      0.16         4.46         (0.16)        --       (0.80)          --       3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70         (0.04)     (0.16)      (0.80)          --       2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51         (0.28)        --       (0.80)          --       3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15         (0.13)     (0.10)      (0.80)          --       2.25     23.27   15.92(d)
1996--Class A
Shares..........   14.61      0.19         5.43         (0.16)        --       (0.41)          --       5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23         (0.24)        --       (0.41)          --       2.74     19.71   20.14(d)
1995--Class A
Shares..........   15.93      0.20        (0.38)        (0.20)        --       (0.94)          --      (1.32)    14.61   (1.10)
1994--Class A
Shares..........   15.46      0.17         2.08         (0.17)        --       (1.61)          --       0.47     15.93   15.12
1993--Class A
Shares..........   15.05      0.22         0.41         (0.22)        --          --           --       0.41     15.46    4.30
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......   14.17      0.11         0.88         (0.11)        --          --           --       0.88     15.05    7.01(d)
                                                                          RATIOS ASSUMING
                                                                        NO VOLUNTARY WAIVER
                                                                            OF FEES OR
                                                                        EXPENSE LIMITATIONS
                                                                        ----------------------
                                                RATIO OF    RATIO OF               RATIO OF
                                                  NET         NET       RATIO OF     NET
                                         NET    EXPENSES   INVESTMENT   EXPENSES  INVESTMENT
                                      ASSETS AT    TO        INCOME        TO      INCOME
                 PORTFOLIO  AVERAGE    END OF   AVERAGE    (LOSS) TO    AVERAGE   (LOSS) TO
                 TURNOVER  COMMISSION  PERIOD     NET       AVERAGE       NET      AVERAGE
                   RATE     RATE(F)   (IN 000S)  ASSETS    NET ASSETS    ASSETS   NET ASSETS
                 --------- ---------- --------- ---------- ------------ --------- ------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89%    $.0651   $398,393     1.28%      0.51%       1.47%      0.32%
1998--Class B
Shares..........   65.89      .0651     59,208     1.79      (0.05)       1.96      (0.22)
1998--Class C
Shares(b).......   65.89      .0651      6,267     1.78(c)   (0.21)(c)    1.95(c)   (0.38)(c)
1998--Institu-
tional Shares...   65.89      .0651    202,893     0.65       1.16        0.82       0.99
1998--Service
Shares..........   65.89      .0651      7,841     1.15       0.62        1.32       0.45
1997--Class A
Shares..........   37.78      .0417    225,968     1.29       0.91        1.53       0.67
1997--Class B
Shares(b).......   37.28      .0417     17,258     1.83(c)    0.06(c)     2.00(c)    0.11(c)
1997--Institu-
tional Shares...   37.28      .0417    148,942     0.65       1.52        0.85       1.32
1997--Service
Shares(b).......   37.28      .0417      3,666     1.15(c)    0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35         --    129,045     1.25       1.01        1.55       0.71
1996--Institu-
tional
Shares(b).......   39.35         --     64,829     0.65(c)    1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18         --     94,968     1.38       1.33        1.63       1.08
1994--Class A
Shares..........   87.73         --     92,769     1.42       0.92        1.67       0.67
1993--Class A
Shares..........  144.93         --    117,757     1.28       1.30        1.53       1.05
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......  135.02         --    151,142   1.57(c)      1.24(c)     1.82(c)    0.99(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class B, Classs C, Institutional and Service Share activity commenced on May 24, 1991, May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                            INCOME FROM INVESTMENT
                                OPERATIONS(E)               DISTRIBUTIONS TO SHAREHOLDERS
                            ---------------------- -----------------------------------------------
                                           NET
                                        REALIZED
                                           AND                             FROM NET   IN EXCESS OF
                                       UNREALIZED                          REALIZED   NET REALIZED   NET     NET
                  NET ASSET    NET     GAIN (LOSS)            IN EXCESS    GAIN ON      GAIN ON    INCREASE ASSET
                   VALUE,   INVESTMENT     ON       FROM NET    OF NET    INVESTMENT   INVESTMENT   IN NET  VALUE,
                  BEGINNING   INCOME   INVESTMENTS INVESTMENT INVESTMENT AND FUTURES  AND FUTURES   ASSET   END OF
                  OF PERIOD   (LOSS)   AND FUTURES   INCOME     INCOME   TRANSACTIONS TRANSACTIONS  VALUE   PERIOD
                  --------- ---------- ----------- ---------- ---------- ------------ ------------ -------- ------
                                                                     CORE LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998 -- Class A
Shares(b).......   $10.00     $ 0.01      $2.35      $(0.01)       --       $(0.32)      $(0.06)    $1.97   $11.97
1998 -- Class B
Shares(b).......    10.00      (0.03)      2.33          --        --        (0.18)       (0.20)     1.92    11.92
1998 -- Class C
Shares(b).......    11.80      (0.02)      0.54          --      (.01)       (0.38)          --      0.13    11.93
1998 -- Institu-
tional
Shares(b).......    10.00       0.01       2.35       (0.01)       --        (0.19)       (0.19)     1.97    11.97
1998 -- Service
Shares(b).......    10.00      (0.02)      2.35          --        --        (0.08)       (0.30)     1.95    11.95
                                                                                   RATIOS ASSUMING NO
                                                                                   VOLUNTARY WAIVER OF
                                                                                     FEES OR EXPENSE
                                                                                       LIMITATIONS
                                                                                   ------------------------
                                                     NET   RATIO OF
                                                   ASSETS    NET       RATIO OF    RATIO OF    RATIO OF
                                                   AT END  EXPENSES      NET       EXPENSES      NET
                                                     OF       TO      INVESTMENT      TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE    INCOME TO    AVERAGE     LOSS TO
                    TOTAL     TURNOVER  COMMISSION   (IN     NET       AVERAGE       NET       AVERAGE
                  RETURN(A)     RATE       RATE     000S)   ASSETS    NET ASSETS    ASSETS    NET ASSETS
                  ----------- --------- ---------- ------- ---------- ------------ ---------- -------------
------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998 -- Class A
Shares(b).......    23.79%(d)   74.97%    $.0282   $53,786   0.91%(c)    0.12%(c)    2.40%(c)   (1.37)%(c)
1998 -- Class B
Shares(b).......    23.26(d)    74.97      .0282    13,857   1.67(c)    (0.72)(c)    2.91(c)    (1.96)(c)
1998 -- Class C
Shares(b).......     4.56(d)    74.97      .0282     4,132   1.68(c)    (0.76)(c)    2.92(c)    (2.00)(c)
1998 -- Institu-
tional
Shares(b).......    23.89(d)    74.97      .0282     4,656   0.72(c)     0.42(c)     1.96(c)    (0.82)(c)
1998 -- Service
Shares(b).......    23.56(d)    74.97      .0282       115   1.17(c)    (0.21)(c)    2.41(c)    (1.45)(c)

------------

 (a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

 (b) Class A, Class B, Institutional and Service Share activity commenced on May 1, 1997. Class C Share activity commenced on August 15, 1997.

 (c) Annualized.

 (d) Not annualized.

 (e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                           CORE SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $(0.01)      $0.65          --        $(0.05)      $0.59     $10.59     6.37%(d)    37.65%
1998--Class B
Shares(b).......   10.00      (0.03)       0.64          --         (0.05)       0.56      10.56     6.07(d)     37.65
1998--Class C
Shares(b).......   10.00      (0.02)       0.64          --         (0.05)       0.57      10.57     6.17(d)     37.65
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65          --         (0.05)       0.61      10.61     6.57(d)     37.65
1998--Service
Shares(b).......   10.00       0.01        0.64          --         (0.05)       0.60      10.60     6.47(d)     37.65
                                                                    RATIOS ASSUMING NO
                                                                 VOLUNTARY WAIVER OF FEES
                                                                  OR EXPENSE LIMITATIONS
                                                                 ---------------------------
                                                                                  RATIO
                               NET      RATIO     RATIO OF NET                   OF NET
                            ASSETS AT   OF NET     INVESTMENT     RATIO OF     INVESTMENT
                  AVERAGE    END OF    EXPENSES   INCOME (LOSS)  EXPENSES TO  INCOME (LOSS)
                 COMMISSION  PERIOD   TO AVERAGE   TO AVERAGE    AVERAGE NET   TO AVERAGE
                    RATE    (IN 000S) NET ASSETS   NET ASSETS      ASSETS      NET ASSETS
                 ---------- --------- ----------- -------------- ------------ --------------
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   $.0370    $11,118     1.25%(c)     (0.36)%(c)    3.92%(c)      (3.03)%(c)
1998--Class B
Shares(b).......    .0370      9,957     1.95(c)      (1.04)(c)     4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    .0370      2,557     1.95(c)      (1.07)(c)     4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    .0370      9,026     0.95(c)       0.15 (c)     3.37(c)       (2.27)(c)
1998--Service
Shares(b).......    .0370          2     1.45(c)       0.40 (c)     3.87(c)       (2.02)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

                                       INCOME FROM
                                 INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                                                                          IN EXCESS
                                           NET                                              OF NET
                 NET ASSET    NET      REALIZED AND             IN EXCESS    FROM NET      REALIZED   NET INCREASE
                  VALUE,   INVESTMENT   UNREALIZED    FROM NET    OF NET   REALIZED GAIN   GAIN ON     (DECREASE)  NET ASSET
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT ON INVESTMENT  INVESTMENT  IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE     OF PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ------------ ----------
                                                                                                    CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $16.73     $0.02        $4.78        $(0.01)    $(0.01)     $(3.03)       $  --        $1.75       $18.48
1998--Class B
Shares..........   16.67      0.02         4.61           --         --        (1.20)        (1.83)       1.60        18.27
1998--Class C
Shares(b).......   19.73     (0.02)        1.60           --       (0.04)      (0.47)        (2.56)      (1.49)       18.24
1998--Institu-
tional
Shares(b).......   19.88      0.02         1.66         (0.01)     (0.07)      (0.41)        (2.62)      (1.43)       18.45
1998--Service
Shares(b).......   19.88     (0.01)        1.66           --       (0.04)      (0.76)        (2.27)      (1.42)       18.46
1997--Class A
Shares..........   14.91      0.10         3.56         (0.10)     (0.02)      (1.72)          --         1.82        16.73
1997--Class B
Shares(b).......   15.67      0.01         2.81         (0.01)     (0.09)      (1.72)          --         1.00        16.67
1996--Class A
Shares..........   13.67      0.12         3.93         (0.12)       --        (2.69)          --         1.24        14.91
1995--Class A
Shares..........   15.96      0.03        (0.69)        (0.01)       --        (1.62)          --        (2.29)       13.67
1994--Class A
Shares..........   14.64      0.02         2.40         (0.01)     (0.02)      (1.07)          --         1.32        15.96
1993--Class A
Shares..........   13.65      0.06         2.28         (0.07)       --        (1.28)          --         0.99        14.64
1992--Class A
Shares..........   11.10      0.28         2.90         (0.31)       --        (0.32)          --         2.55        13.65
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(b).......   11.34      0.34        (0.27)        (0.31)       --          --            --        (0.24)       11.10
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                               OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                        -------------------------
                                                                            RATIO OF                RATIO OF NET
                                                 NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF    INVESTMENT
                            PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                 RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS    NET ASSETS     ASSETS     NET ASSETS
                 ---------- --------- ---------- ---------- ------------ -------------- ----------- -------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71%     61.50%    $.0612   $1,256,595     1.40%         0.08%        1.65%        (0.17)%
1998--Class B
Shares..........   28.73      61.50      .0612       40,827     2.18         (0.77)        2.18         (0.77)
1998--Class C
Shares(b).......    8.83(d)   61.50      .0612        5,395     2.21(c)      (0.86)(c)     2.21(c)      (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)   61.50      .0612        7,262     1.16(c)       0.18 (c)     1.16(c)       0.18 (c)
1998--Service
Shares(b).......    9.18(d)   61.50      .0612            2     1.50(c)      (0.16)(c)     1.50(c)      (0.16)(c)
1997--Class A
Shares..........   25.97      52.92      .0563      920,646     1.40          0.62         1.65          0.37
1997--Class B
Shares(b).......   19.39(d)   52.92      .0563        3,221     2.15(c)      (0.39)(c)     2.15(c)      (0.39)(c)
1996--Class A
Shares..........   30.45      63.90        --       881,056     1.36          0.65         1.61          0.40
1995--Class A
Shares..........   (4.38)     38.36        --       862,105     1.38          0.16         1.63         (0.09)
1994--Class A
Shares..........   16.89      36.12        --       833,682     1.38          0.13         1.63         (0.12)
1993--Class A
Shares..........   18.01      58.93        --       665,976     1.41          0.42         1.66          0.17
1992--Class A
Shares..........   29.31      48.93        --       500,307     1.53          2.09         1.78          1.84
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(b).......    0.84(d)   35.63        --       437,533     1.27(c)       3.24(c)      1.47(c)       3.04(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on April 20, 1990, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                         INCOME FROM                              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           ---------------------------------------- ---------------------------------------------
                                                      NET REALIZED
                                                     AND UNREALIZED                                       NET
                                       NET REALIZED     LOSS ON                             FROM NET    INCREASE   NET
                 NET ASSET            AND UNREALIZED    FOREIGN                IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,      NET        GAIN ON        CURRENCY     FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS      RELATED     INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF
                 OF PERIOD   INCOME    AND OPTIONS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                    MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......  $23.63     $0.09        $0.77          $(0.01)      $(0.06)    $(0.04)     $(2.77)     $(2.02)  $21.61
1998--Class B
Shares(b).......   23.63      0.06         0.75           (0.01)       (0.09)        --       (2.77)      (2.06)   21.57
1998--Class C
Shares(b).......   23.63      0.06         0.77           (0.01)       (0.09)        --       (2.77)      (2.04)   21.59
1998--Institu-
tional Shares...   18.73      0.16         5.70           (0.04)       (0.13)        --       (2.77)       2.92    21.65
1998--Service
Shares(b).......   23.01      0.09         1.41           (0.01)       (0.11)        --       (2.77)      (1.39)   21.62
1997--Institu-
tional Shares...   15.91      0.24         3.77              --        (0.24)     (0.93)      (0.02)       2.82    18.73
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13         0.90              --        (0.12)        --          --        0.91    15.91
                                                                                     RATIOS ASSUMING NO
                                                                                    EXPENSE LIMITATIONS
                                                                                   ------------------------
                                                     NET   RATIO OF    RATIO OF
                                                   ASSETS    NET         NET       RATIO OF     RATIO OF
                                                   AT END  EXPENSES   INVESTMENT   EXPENSES        NET
                                                     OF       TO        INCOME        TO       INVESTMENT
                             PORTFOLIO   AVERAGE   PERIOD  AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                   TOTAL     TURNOVER   COMMISSION   (IN     NET       AVERAGE       NET       TO AVERAGE
                 RETURN(A)     RATE      RATE(F)    000S)   ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- ---------- ---------- ------- ---------- ------------ ---------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......    3.42%(d)   62.60%    $0.0540   $90,588   1.35%(c)    0.33%(c)    1.47%(c)      0.21%(c)
1998--Class B
Shares(b).......    3.17(d)    62.60      0.0540    28,743   1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......    3.27(d)    62.60      0.0540     6,445   1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   30.86       62.60      0.0540   236,440   0.85        0.78        0.97          0.66
1998--Service
Shares(b).......    6.30(d)    62.60      0.0540         8   1.35(c)     0.63 (c)    1.43(c)       0.51 (c)
1997--Institu-
tional Shares...   25.63       74.03      0.0547   145,253   0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......    6.89(d)    58.77(d)       --   135,671   0.85(c)     1.67(c)     0.98(c)       1.54(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                     INCOME FROM                    DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(E)                SHAREHOLDERS
                           ------------------------------- -----------------------------------
                                          NET REALIZED                  FROM NET
                 NET ASSET    NET        AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS  NET INCREASE
                  VALUE,   INVESTMENT    GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    (DECREASE)  NET ASSET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT AND OPTIONS   INVESTMENT IN NET ASSET VALUE, END   TOTAL
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD  RETURN(A)
                 --------- ---------- -------------------- ---------- ------------- ---------- ------------ ---------- ---------
                                                                                                          SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $20.91     $0.14           $5.33           $  --       $(2.33)      $  --       $ 3.14      $24.05     26.17%
1998--Class B
Shares..........   20.80     (0.01)           5.27              --        (2.33)         --         2.93       23.73     25.29
1998--Class C
Shares(b).......   24.69     (0.06)           1.43              --        (1.99)       (0.34)      (0.96)      23.73      5.51(d)
1998--Institu-
tional
Shares(b).......   24.91      0.03            1.48              --        (2.05)       (0.28)      (0.82)      24.09      6.08(d)
1998--Service
Shares(b).......   24.91     (0.01)           1.48              --        (2.02)       (0.31)      (0.86)      24.05      5.91(d)
1997--Class A
Shares..........   17.29     (0.21)           4.92              --        (1.09)         --         3.62       20.91     27.28
1997--Class B
Shares(b).......   20.79     (0.11)           1.21              --        (1.09)         --         0.01       20.80      5.39(d)
1996--Class A
Shares..........   16.14     (0.23)           1.39              --        (0.01)         --         1.15       17.29      7.20
1995--Class A
Shares..........   20.67     (0.07)          (3.53)             --        (0.69)       (0.24)      (4.53)      16.14    (17.53)
1994--Class A
Shares..........   16.68     (0.04)           5.03              --        (1.00)         --         3.99       20.67     30.13
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18      0.03            2.50            (0.03)        --           --         2.50       16.68     17.86(d)
                                                                                   RATIOS ASSUMING NO
                                                                                    VOLUNTARY WAIVER
                                                                                        OF FEES
                                                                               --------------------------
                                                                  RATIO OF                    RATIO OF
                                      NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF   NET INVESTMENT
                 PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE   TO AVERAGE NET
                   RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS      NET ASSETS      ASSETS
                 --------- ---------- ---------- ------------ ---------------- ----------- --------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   84.81%   $0.0517    $370,246      1.54%         (0.28)%        1.76%        (0.50)%
1998--Class B
Shares..........   84.81     0.0517      42,677      2.29          (0.92)         2.29         (0.92)
1998--Class C
Shares(b).......   84.81     0.0517       5,604      2.09(c)       (0.79)(c)      2.09(c)      (0.79)(c)
1998--Institu-
tional
Shares(b).......   84.81     0.0517      14,626      1.16(c)        0.27(c)       1.16(c)       0.27(c)
1998--Service
Shares(b).......   84.81     0.0517           2      1.45(c)       (0.07)(c)      1.45(c)      (0.07)(c)
1997--Class A
Shares..........   99.46      .0461     212,061      1.60          (0.72)         1.85         (0.97)
1997--Class B
Shares(b).......   99.46      .0461       3,674      2.35(c)       (1.63)(c)      2.35(c)      (1.63)(c)
1996--Class A
Shares..........   57.58        --      204,994      1.41          (0.59)         1.66         (0.84)
1995--Class A
Shares..........   43.67        --      319,487      1.53          (0.53)         1.78         (0.78)
1994--Class A
Shares..........   56.81        --      261,074      1.60          (0.45)         1.85         (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......    7.12        --       59,339      1.65(c)        0.62(c)       2.70(c)      (0.43)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

   Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and the equity portion of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund is managed using a growth equity oriented approach. Equity securities for this Fund is selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository

Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Portfolio as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivations and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only);
(v) other investment companies including World Equity Benchmark Shares;
(vi) unseasoned companies; (vii) municipal securities (Balanced Fund only);
(viii) loan participations (Balanced Fund only) and (ix) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  Risks of Investing in Equity Securities. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Balanced, Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of March 23, 1998, GSAM and GSFM together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.


 FUND MANAGERS

                                                YEARS
                                                PRIMARILY
       NAME AND TITLE       FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- ------------------- ----------- ----------------------------
  George D. Adler           Portfolio Manager--    Since      Mr. Adler joined the
   Vice President           Capital Growth         1997       Investment Adviser in
                                                              1997. From 1990 to 1997,
                                                              he was a portfolio
                                                              manager at Liberty
                                                              Investment Management
                                                              Inc. From 1988 to 1990
                                                              he was a director of
                                                              portfolio management at
                                                              Banc One in Ohio.
--------------------------------------------------------------------------------------------
  G. Lee Anderson           Portfolio Manager--    Since      Mr. Anderson joined the
   Vice President           Growth and Income      1996       Investment Adviser in
                            Balanced (Equity)      1996       1992. From 1989 to 1992,
                            Mid Cap Equity         1996       he was a research
                                                              analyst in the
                                                              Investment Research
                                                              Department of Goldman,
                                                              Sachs & Co.
--------------------------------------------------------------------------------------------
  Eileen A. Aptman          Portfolio Manager--    Since      Ms. Aptman joined the
   Vice President           Growth and Income      1996       Investment Adviser in
                            Balanced (Equity)      1996       1993. From 1990 to 1993,
                            Mid Cap Equity         1996       she worked at Delphi
                            Small Cap Value        1997       Management as an equity
                                                              analyst, focusing her
                                                              research efforts on
                                                              value stocks.
--------------------------------------------------------------------------------------------
  Jonathan A. Beinner       Senior Portfolio       Since      Mr. Beinner joined the
   Managing Director and    Manager--Balanced      1994       Investment Adviser in
   Co-Head U.S. Fixed       (Fixed Income)                    1990. From 1988 to 1990,
   Income                                                     he worked as a portfolio
                                                              manager at Franklin
                                                              Savings Association in
                                                              the trading and
                                                              arbitrage group.

                                                     YEARS
                                                     PRIMARILY
    NAME AND TITLE       FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------- --------------------------     ----------- ----------------------------
  Kent A. Clark          Senior Portfolio Manager--     Since      Mr. Clark joined the
   Vice President        CORE U.S. Equity               1996       Investment Adviser in
                         CORE Large-Cap Growth          1997       1992.
                         CORE Small Cap Equity          1997
-------------------------------------------------------------------------------------------------
  Robert G. Collins      Senior Portfolio Manager--     Since      Mr. Collins joined the
   Vice President        Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1991 to 1997,
                                                                   he was a portfolio
                                                                   manager at Liberty
                                                                   Investment Management,
                                                                   Inc. His past
                                                                   experiences include work
                                                                   as a special situations
                                                                   analyst with Raymond
                                                                   James & Associates for
                                                                   five years.
-------------------------------------------------------------------------------------------------
  Herbert E. Ehlers      Senior Portfolio Manager--     Since      Mr. Ehlers joined the
   Managing Director     Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1994 to 1997,
                                                                   he was the Chief
                                                                   Investment Officer and
                                                                   Chairman of Liberty
                                                                   Investment Management
                                                                   Inc. He was a portfolio
                                                                   manager and president at
                                                                   Liberty's predecessor
                                                                   firm, Eagle Asset
                                                                   Management, from 1984 to
                                                                   1994.
-------------------------------------------------------------------------------------------------
  Gregory H. Ekizian     Senior Portfolio Manager--     Since      Mr. Ekizian joined the
   Vice President        Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1990 to 1997,
                                                                   he was a portfolio
                                                                   manager at Liberty
                                                                   Investment Management
                                                                   Inc. and its predecessor
                                                                   firm, Eagle Asset
                                                                   Management.
-------------------------------------------------------------------------------------------------
  Paul D. Farrell        Senior Portfolio Manager--     Since      Mr. Farrell joined the
   Vice President        Small Cap Value                1992       Investment Adviser in
                                                                   1991. During 1991, he
                                                                   served as a managing
                                                                   director at Plaza
                                                                   Investment Managers, the
                                                                   investment subsidiary of
                                                                   GEICO Corp., a major
                                                                   insurance company. From
                                                                   1986 to 1991, he was
                                                                   employed by Goldman
                                                                   Sachs as a vice
                                                                   president in the
                                                                   investment research
                                                                   department and was
                                                                   responsible for the
                                                                   formation of the firm's
                                                                   Emerging Growth Research
                                                                   Group.
-------------------------------------------------------------------------------------------------
  Ronald E. Gutfleish    Senior Portfolio Manager--     Since      Mr. Gutfleish joined the
   Managing Director     Growth and Income              1993       Investment Adviser in
                         Balanced (Equity)              1994       1993. From 1988 to 1993,
                         Mid Cap Equity                 1995       he was a partner at
                                                                   Sanford C. Bernstein &
                                                                   Co., Inc. in the
                                                                   Investment Management
                                                                   Research Department and
                                                                   a member of the Research
                                                                   Review Committee.
-------------------------------------------------------------------------------------------------
  Robert C. Jones         Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director      CORE U.S. Equity              1991       Investment Adviser in
                          CORE Large Cap Growth         1997       1989. From 1987 to 1989,
                          CORE Small Cap Equity         1997       he was the senior
                                                                   quantitative analyst in
                                                                   the Goldman Sachs
                                                                   Investment Research
                                                                   Department and the
                                                                   author of the monthly
                                                                   Stock Selection
                                                                   publication.
-------------------------------------------------------------------------------------------------
  Richard C. Lucy         Senior Portfolio Manager--    Since      Mr. Lucy joined the
   Vice President and     Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                    1992. From 1983 to 1992,
   Fixed Income                                                    he managed fixed income
   Department                                                      assets at Brown Brothers
                                                                   Harriman & Co.
-------------------------------------------------------------------------------------------------
  Matthew B. McLennan     Portfolio Manager--           Since      Mr. McLennan joined the
   Associate              Small Cap Value               1996       Investment Adviser in
                                                                   1995. From 1994 to 1995,
                                                                   he worked in the
                                                                   Investment Banking
                                                                   Division of Goldman
                                                                   Sachs in Australia. From
                                                                   1991 to 1994, Mr.
                                                                   McLennan worked at
                                                                   Queensland Investment
                                                                   Corporation in
                                                                   Australia.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE U.S. Equity              1996       Investment Adviser in
                             CORE Large Cap Growth         1997       1990. From 1985 to 1990,
                             CORE Small Cap Equity         1997       he was a project manager
                                                                      in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  David G. Shell              Portfolio Manager--          Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.      Portfolio Manager--          Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Portfolio Manager--           Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     Balanced..................................    0.65%           0.65%
     Growth and Income.........................    0.70%           0.70%
     CORE Large Cap Growth.....................    0.75%           0.60%
     CORE Small Cap Equity.....................    0.85%           0.75%
     Mid Cap Equity............................    0.75%           0.75%
     Small Cap Value...........................    1.00%           1.00%
     GSFM
     CORE U.S. Equity..........................    0.75%           0.59%
     Capital Growth............................    1.00%           1.00%

                                                  (footnotes on next page)

---------------------

*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the Growth and Income and CORE U.S. Equity Funds, transfer agency fees to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20%, and 0.10%, per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds,The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of

Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE U.S. Equity Fund with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Capital Growth, Growth and Income and Small Cap Value Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds. Goldman Sachs is entitled to receive a fee from the Balanced, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds, with respect to Institutional and Service Shares, equal to their proportionate share of the total transfer agency costs borne by the Fund. These costs are equal to $12,000 per year per Class plus $7.50 per account, and out-of-pocket and transaction related expenses applicable to Class A, B and C Shares, plus 0.04% of the average daily net assets of the Institutional and Service classes. Shares of a Fund may also bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the accounts taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation; fees payable to the Investment Advisers; distribution and authorized dealer service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the NAV per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  As of April 3, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.9% of Mid Cap Equity Fund's outstanding Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. However, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS

  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to recordholders with the same mailing address. Recordholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-621-2550. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS

  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES

  Institutional Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order. No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  Institutional Shares of the Fund are offered to: (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000.

  The foregoing minimum investment requirements may be waived at the discretion of the Trust's officers. In addition, the minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Trust may authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Funds and their share classes.


  The Investment Adviser, Distributor, and/or their affiliates, may pay other compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give 60 days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for: (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to holders of Institutional Shares and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES

  The Funds will redeem Institutional Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to 15 days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPRODOMINST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS DOMESTIC
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1998

                        GOLDMAN SACHS DOMESTIC EQUITY FUNDS
                                 SERVICE SHARES

GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
 Seeks long-term capital growth       Seeks long-term growth of capital
 and current income through in-       through a broadly diversified portfolio
 vestments in equity and fixed        of equity securities of U.S. issuers
 income securities.                   which are included in the Russell 2000
                                      Index at the time of investment.
GOLDMAN SACHS GROWTH AND INCOME
FUND                                GOLDMAN SACHS CAPITAL GROWTH FUND
 Seeks long-term growth of cap-       Seeks long-term growth of capital
 ital and growth of income            through diversified investments in eq-
 through investments in equity        uity securities of companies that are
 securities that are considered       considered to have long-term capital ap-
 to have favorable prospects          preciation potential.
 for capital appreciation
 and/or dividend paying abili-      GOLDMAN SACHS MID CAP EQUITY FUND
 ty.
                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE U.S. EQUITY        primarily through investments in equity
FUND                                  securities of companies with public
 Seeks long-term growth of cap-       stock market capitalizations within the
 ital and dividend income             range of the market capitalization of
 through a broadly diversified        companies constituting the Russell
 portfolio of large cap and           Midcap Index at the time of investment
 blue chip equity securities          (currently between $400 million and $16
 representing all major sectors       billion).
 of the U.S. economy.
                                    GOLDMAN SACHS SMALL CAP VALUE FUND
                                      Seeks long-term capital growth through
GOLDMAN SACHS CORE LARGE CAP          investments in equity securities of com-
GROWTH FUND                           panies with public stock market capital-
 Seeks long-term growth of            izations of $1 billion or less at the
 capital through a broadly            time of investment.
 diversified portfolio of
 equity securities of large cap
 U.S. issuers that are expected
 to have better prospects for
 earnings growth than the
 growth rate of the general
 domestic economy. Dividend
 income is a secondary
 consideration.

                                 -------------

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Financial Highlights...............    8
Investment Objectives and Policies.   16
Description of Securities..........   21
Investment Techniques..............   26
Risk Factors.......................   30
Investment Restrictions............   32
Portfolio Turnover.................   32
Management.........................   32
Expenses...........................   37
Net Asset Value....................   37

                               PAGE
                               ----
Performance Information.......  38
Shares of the Trust...........  38
Taxation......................  39
Additional Information........  40
Additional Services...........  41
Reports to Shareholders.......  42
Dividends.....................  42
Purchase of Service Shares....  43
Exchange Privilege............  44
Redemption of Service Shares..  44
Appendix...................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
-----------    ------------            ----------------------              -----------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed-income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend-paying ability.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers. The Fund
             dividend income.  seeks to achieve its objective through
                               a broadly diversified portfolio of
                               large cap and blue chip equity
                               securities representing all major
                               sectors of the U.S. economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the S&P 500
                               Index.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ----------  ---------------         --------------------------           --------------
 CORE SMALL  Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY  of capital.       securities of U.S. issuers, including    Index
 FUND                          certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               investment objective through a broadly
                               diversified portfolio of equity
                               securities of U.S. issuers which are
                               included in the Russell 2000 Index at
                               the time of investment. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               2000 Index.
--------------------------------------------------------------------------------------
 CAPITAL     Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND capital growth.   diversified portfolio of equity
                               securities. The Investment Adviser
                               considers long-term capital
                               appreciation potential in selecting
                               investments.
--------------------------------------------------------------------------------------
 MID CAP     Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND capital           equity securities of companies with      Index
             appreciation.     public stock market capitalizations
                               within the range of the market
                               capitalization of companies
                               constituting the Russell Midcap Index
                               at the time of investment (currently
                               between $400 million and $16 billion)
                               ("Mid-Cap Companies").
--------------------------------------------------------------------------------------
 SMALL CAP   Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND  capital growth.   securities of companies with public
                               stock market capitalizations of $1
                               billion or less at the time of
                               investment.

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  Recordholders of Service Shares may receive dividends and distributions in additional Service Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                                                 CORE    CORE
                                  GROWTH  CORE   LARGE   SMALL                   SMALL
                                   AND    U.S.    CAP     CAP   CAPITAL MID CAP   CAP
                         BALANCED INCOME EQUITY GROWTH  EQUITY  GROWTH  EQUITY   VALUE
                         FUND/1/   FUND   FUND  FUND/1/ FUND/1/ FUND/1/ FUND/1/ FUND/1/
                         -------- ------ ------ ------- ------- ------- ------- -------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..   None    None   None   None    None    None    None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   None    None   None   None    None    None    None    None
 Redemption Fees........   None    None   None   None    None    None    None    None
 Exchange Fees..........   None    None   None   None    None    None    None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)/2/.......   0.65%   0.70%  0.59%  0.60%   0.75%   1.00%   0.75%   1.00%
 Service Fees/5/........   0.50%   0.50%  0.50%  0.50%   0.50%   0.50%   0.50%   0.50%
 Other Expenses (after
  applicable limita-
  tions)/3/.............   0.10%   0.13%  0.06%  0.05%   0.20%   0.10%   0.10%   0.13%
                           ----    ----   ----   ----    ----    ----    ----    ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER FEE
  AND EXPENSE
  LIMITATIONS)/4/.......   1.25%   1.33%  1.15%  1.15%   1.45%   1.60%   1.35%   1.63%
                           ====    ====   ====   ====    ====    ====    ====    ====

---------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Adviser voluntarily has agreed not to impose a portion of the management fee on the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds equal to 0.16%, 0.15% and 0.10%, respectively. Without such limitations, management fees would be 0.75%, 0.75% and 0.85% of each Fund's average daily net assets, respectively.

/3/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Growth and Income and CORE U.S. Equity Funds)) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.10%
      Growth and Income................................................  0.11%
      CORE U.S. Equity.................................................  0.06%
      CORE Large Cap Growth............................................  0.05%
      CORE Small Cap Equity............................................  0.20%
      Mid Cap Equity...................................................  0.10%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Service Shares of the Growth and Income and CORE U.S. Equity Funds for the fiscal year ended January 31, 1998, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Growth and Income......................................   0.13%    1.33%
      CORE U.S. Equity.......................................   0.07%    1.32%

In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Service Shares of the Balanced, CORE Large
Cap Growth, CORE Small Cap Equity, and Mid Cap Equity Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced ..............................................   0.42%    1.57%
      CORE Large Cap Growth..................................   0.23%    1.48%
      CORE Small Cap Equity..................................   0.66%    2.01%
      Mid Cap Equity.........................................   0.22%    1.47%

/5/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced......................................  $13     $40    $ 69     $151
Growth and Income.............................  $14     $42    $ 73     $160
CORE U.S. Equity..............................  $12     $37    $ 63     $140
CORE Large Cap Growth.........................  $12     $37     n/a      n/a
CORE Small Cap Equity.........................  $15     $46     n/a      n/a
Capital Growth................................  $16     $50    $ 87     $190
Mid Cap Equity................................  $14     $43    $ 74     $162
Small Cap Value...............................  $17     $51    $ 89     $193

  As of the date of this Prospectus, the Investment Adviser and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  In addition to the compensation itemized above, certain Service
Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Additional Services" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

-------------------------------------------------------------------------------

                                  INCOME FROM                        DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ------------------------- ------------------------------------------------
                                       NET REALIZED                                      IN EXCESS OF
                                      AND UNREALIZED                         FROM NET    NET REALIZED     NET
                 NET ASSET               GAIN ON        FROM    IN EXCESS  REALIZED GAIN   GAIN ON     INCREASE   NET ASSET
                  VALUE,      NET       INVESTMENT      NET       OF NET   ON INVESTMENT  INVESTMENT  (DECREASE)   VALUE,
                 BEGINNING INVESTMENT  AND FUTURES   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   INCOME    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ----------- ---------
                                                                                                             BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $18.78     $0.57        $2.66        $(0.56)    $ --        $(1.16)       $ --         $1.51     $20.29
1998--Class B
Shares..........   18.73      0.50         2.57         (0.42)    (0.02)       (1.16)         --          1.47      20.20
1998--Class C
Shares(b).......   21.10      0.25         0.24         (0.22)    (0.04)       (0.64)       (0.52)       (0.93)     20.17
1998--Institu-
tional
Shares(b).......   21.18      0.26         0.32         (0.23)    (0.08)       (0.45)       (0.71)       (0.89)     20.29
1998--Service
Shares(b).......   21.18      0.22         0.32         (0.22)    (0.06)       (0.72)       (0.44)       (0.90)     20.28
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      --         (1.00)         --          1.47      18.78
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)    (0.07)       (1.00)         --          1.27      18.73
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      --         (0.35)         --          3.09      17.31
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10         0.02         (0.08)      --           --           --          0.04      14.22
                                                                                        RATIOS ASSUMING
                                                                                      NO VOLUNTARY WAIVER
                                                                                           OF FEES OR
                                                                                      EXPENSE LIMITATIONS
                                                                                    ------------------------
                                                                         RATIO OF                RATIO OF
                                                    NET      RATIO OF       NET                     NET
                                                 ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                            PORTFOLIO  AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 RETURN(A)   RATE(G)   RATE(F)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ---------- --------- ---------- ---------- ----------- ----------- ---------- -------------
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   17.54%    190.43%    $.0590    $163,636     1.00%       2.94%       1.57%        2.37%
1998--Class B
Shares..........   16.71     190.43      .0590      23,639     1.76        2.14        2.07         1.83
1998--Class C
Shares(b).......    2.49(d)  190.43      .0590       8,850     1.77(c)     2.13(c)     2.08(c)      1.82(c)
1998--Institu-
tional
Shares(b).......    2.93(d)  190.43      .0590       8,367     0.76(c)     3.13(c)     1.07(c)      2.82(c)
1998--Service
Shares(b).......    2.66(d)  190.43      .0590          16     1.26(c)     2.58(c)     1.57(c)      2.27(c)
1997--Class A
Shares..........   18.59     208.11      .0587      81,410     1.00        3.76        1.77         2.99
1997--Class B
Shares(b).......   16.22(d)  208.11      .0587       2,110     1.75(c)     2.59(c)     2.27(c)      2.07(c)
1996--Class A
Shares..........   28.10     197.10        --       50,928     1.00        3.65        1.90         2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......    0.87(d)   14.71        --        7,510     1.00(c)     3.39(c)     8.29(c)     (3.90)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A and Class B Share activity commenced on October 12, 1994 and May 1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Includes the effect of mortgage dollar roll transactions.

                                INCOME (LOSS)
                               FROM INVESTMENT
                                OPERATIONS(E)                DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------ ------------------------------------------------
                                           NET                                          IN EXCESS OF
                                       REALIZED AND                         FROM NET    NET REALIZED                 NET
                 NET ASSET    NET       UNREALIZED     FROM    IN EXCESS  REALIZED GAIN   GAIN ON                 INCREASE
                  VALUE,   INVESTMENT    GAIN ON       NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL  (DECREASE)
                 BEGINNING   INCOME    INVESTMENTS  INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN      IN NET
                 OF PERIOD   (LOSS)    AND FUTURES    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL    ASSET VALUE
                 --------- ----------  ------------ ---------- ---------- ------------- ------------ ----------  -----------
                                                                                            GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.18     $0.11        $5.27       $(0.11)    $  --       $(2.52)       $  --       $ --         $2.75
1998--Class B
Shares..........   23.10      0.04         5.14          --       (0.03)      (2.45)        (0.07)       --          2.63
1998--Class C
Shares(b).......   28.20     (0.01)        0.06          --       (0.03)      (1.42)        (1.10)       --         (2.50)
1998--
Institutional
Shares..........   23.19      0.27         5.23        (0.22)       --        (0.24)        (2.28)       --          2.76
1998--Service
Shares..........   23.17      0.14         5.23        (0.06)     (0.04)      (2.52)          --         --          2.75
1997--Class A
Shares..........   19.98      0.35         5.18        (0.35)     (0.01)      (1.97)          --         --          3.20
1997--Class B
Shares(b).......   20.82      0.17         4.31        (0.17)     (0.06)      (1.97)          --         --          2.28
1997--Institu-
tional
Shares(b).......   21.25      0.29         3.96        (0.30)     (0.04)      (1.97)          --         --          1.94
1997--Service
Shares(b).......   20.71      0.28         4.50        (0.28)     (0.07)      (1.97)          --         --          2.46
1996--Class A
Shares..........   15.80      0.33         4.75        (0.30)       --        (0.60)          --         --          4.18
1995--Class A
Shares..........   15.79      0.20(g)      0.30(g)     (0.20)     (0.07)      (0.33)          --        0.11(g)      0.01
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18      0.15         1.68        (0.15)     (0.01)      (0.06)          --         --          1.61
                                                                                                     RATIOS ASSUMING
                                                                                                   NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                   EXPENSE LIMITATIONS
                                                                                                -------------------------
                                                                                      RATIO
                                                                                     OF NET                     RATIO
                                                              NET        RATIO     INVESTMENT                  OF NET
                 NET ASSET                                 ASSETS AT    OF NET    INCOME (LOSS)    RATIO     INVESTMENT
                  VALUE,              PORTFOLIO  AVERAGE     END OF   EXPENSES TO  TO AVERAGE   OF EXPENSES INCOME (LOSS)
                  END OF     TOTAL    TURNOVER  COMMISSION   PERIOD   AVERAGE NET      NET      TO AVERAGE   TO AVERAGE
                  PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)    ASSETS       ASSETS     NET ASSETS   NET ASSETS
                 --------- ---------- --------- ---------- ---------- ----------- ------------- ----------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $25.93     23.71%     61.95%    $.0590   $1,216,582    1.25%         0.43%       1.42%         0.26%
1998--Class B
Shares..........   25.73     22.87      61.95      .0590      307,815    1.94         (0.35)       1.94         (0.35)
1998--Class C
Shares(b).......   25.70      0.51(d)   61.95      .0590       31,686    1.99(c)      (0.48)(c)    1.99(c)      (0.48)(c)
1998--
Institutional
Shares..........   25.95     24.24      61.95      .0590       36.225    0.83          0.76        0.83          0.76
1998--Service
Shares..........   25.92     23.63      61.95      .0590        8,893    1.32          0.32        1.32          0.32
1997--Class A
Shares..........   23.18     28.42      53.03      .0586      615,103    1.22          1.60        1.43%         1.39%
1997--Class B
Shares(b).......   23.10     22.23(d)   53.03      .0586       17,346    1.93(c)       0.15(c)     1.93(c)       0.15(c)
1997--Institu-
tional
Shares(b).......   23.19     20.77(d)   53.03      .0586          193    0.82(c)       1.36(c)     0.82(c)       1.36(c)
1997--Service
Shares(b).......   23.17     23.87(d)   53.03      .0586        3,174    1.32(c)       0.94(c)     1.32(c)       0.94(c)
1996--Class A
Shares..........   19.98     32.45      57.93        --       436,757    1.20          1.67        1.45          1.42
1995--Class A
Shares..........   15.80      3.97      71.80        --       193,772    1.25          1.28        1.58          0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   15.79     13.08(d)  102.23        --        41,528    1.25(c)       1.23(c)     3.24(c)      (0.76)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

(g) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET            AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,      NET     GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   INCOME    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                                CORE U.S. EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $23.32     $0.11        $5.63        $(0.12)    $   --      $(2.35)      $   --      $3.27    $26.59   24.96%
1998--Class B
Shares..........   23.18      0.11         5.44            --      (0.06)      (2.00)        (.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22            --      (0.14)      (0.67)       (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65         (0.24)      (.01)      (1.33)       (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57         (0.07)      (.08)      (2.35)          --       3.26     26.53   25.11
1997--Class A
Shares..........   19.66      0.16         4.46         (0.16)        --       (0.80)          --       3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70         (0.04)     (0.16)      (0.80)          --       2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51         (0.28)        --       (0.80)          --       3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15         (0.13)     (0.10)      (0.80)          --       2.25     23.27   15.92(d)
1996--Class A
Shares..........   14.61      0.19         5.43         (0.16)        --       (0.41)          --       5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23         (0.24)        --       (0.41)          --       2.74     19.71   20.14(d)
1995--Class A
Shares..........   15.93      0.20        (0.38)        (0.20)        --       (0.94)          --      (1.32)    14.61   (1.10)
1994--Class A
Shares..........   15.46      0.17         2.08         (0.17)        --       (1.61)          --       0.47     15.93   15.12
1993--Class A
Shares..........   15.05      0.22         0.41         (0.22)        --          --           --       0.41     15.46    4.30
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......   14.17      0.11         0.88         (0.11)        --          --           --       0.88     15.05    7.01(d)
                                                                          RATIOS ASSUMING
                                                                        NO VOLUNTARY WAIVER
                                                                            OF FEES OR
                                                                        EXPENSE LIMITATIONS
                                                                        ----------------------
                                                RATIO OF    RATIO OF               RATIO OF
                                                  NET         NET       RATIO OF     NET
                                         NET    EXPENSES   INVESTMENT   EXPENSES  INVESTMENT
                                      ASSETS AT    TO        INCOME        TO      INCOME
                 PORTFOLIO  AVERAGE    END OF   AVERAGE    (LOSS) TO    AVERAGE   (LOSS) TO
                 TURNOVER  COMMISSION  PERIOD     NET       AVERAGE       NET      AVERAGE
                   RATE     RATE(F)   (IN 000S)  ASSETS    NET ASSETS    ASSETS   NET ASSETS
                 --------- ---------- --------- ---------- ------------ --------- ------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89%    $.0651   $398,393     1.28%      0.51%       1.47%      0.32%
1998--Class B
Shares..........   65.89      .0651     59,208     1.79      (0.05)       1.96      (0.22)
1998--Class C
Shares(b).......   65.89      .0651      6,267     1.78(c)   (0.21)(c)    1.95(c)   (0.38)(c)
1998--Institu-
tional Shares...   65.89      .0651    202,893     0.65       1.16        0.82       0.99
1998--Service
Shares..........   65.89      .0651      7,841     1.15       0.62        1.32       0.45
1997--Class A
Shares..........   37.78      .0417    225,968     1.29       0.91        1.53       0.67
1997--Class B
Shares(b).......   37.28      .0417     17,258     1.83(c)    0.06(c)     2.00(c)    0.11(c)
1997--Institu-
tional Shares...   37.28      .0417    148,942     0.65       1.52        0.85       1.32
1997--Service
Shares(b).......   37.28      .0417      3,666     1.15(c)    0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35         --    129,045     1.25       1.01        1.55       0.71
1996--Institu-
tional
Shares(b).......   39.35         --     64,829     0.65(c)    1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18         --     94,968     1.38       1.33        1.63       1.08
1994--Class A
Shares..........   87.73         --     92,769     1.42       0.92        1.67       0.67
1993--Class A
Shares..........  144.93         --    117,757     1.28       1.30        1.53       1.05
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1992--Class A
Shares(b).......  135.02         --    151,142   1.57(c)      1.24(c)     1.82(c)    0.99(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class B, Classs C, Institutional and Service Share activity commenced on May 24, 1991, May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                            INCOME FROM INVESTMENT
                                OPERATIONS(E)               DISTRIBUTIONS TO SHAREHOLDERS
                            ---------------------- -----------------------------------------------
                                           NET
                                        REALIZED
                                           AND                             FROM NET   IN EXCESS OF
                                       UNREALIZED                          REALIZED   NET REALIZED   NET     NET
                  NET ASSET    NET     GAIN (LOSS)            IN EXCESS    GAIN ON      GAIN ON    INCREASE ASSET
                   VALUE,   INVESTMENT     ON       FROM NET    OF NET    INVESTMENT   INVESTMENT   IN NET  VALUE,
                  BEGINNING   INCOME   INVESTMENTS INVESTMENT INVESTMENT AND FUTURES  AND FUTURES   ASSET   END OF
                  OF PERIOD   (LOSS)   AND FUTURES   INCOME     INCOME   TRANSACTIONS TRANSACTIONS  VALUE   PERIOD
                  --------- ---------- ----------- ---------- ---------- ------------ ------------ -------- ------
                                                                     CORE LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998 -- Class A
Shares(b).......   $10.00     $ 0.01      $2.35      $(0.01)       --       $(0.32)      $(0.06)    $1.97   $11.97
1998 -- Class B
Shares(b).......    10.00      (0.03)      2.33          --        --        (0.18)       (0.20)     1.92    11.92
1998 -- Class C
Shares(b).......    11.80      (0.02)      0.54          --      (.01)       (0.38)          --      0.13    11.93
1998 -- Institu-
tional
Shares(b).......    10.00       0.01       2.35       (0.01)       --        (0.19)       (0.19)     1.97    11.97
1998 -- Service
Shares(b).......    10.00      (0.02)      2.35          --        --        (0.08)       (0.30)     1.95    11.95
                                                                                   RATIOS ASSUMING NO
                                                                                   VOLUNTARY WAIVER OF
                                                                                     FEES OR EXPENSE
                                                                                       LIMITATIONS
                                                                                   ------------------------
                                                     NET   RATIO OF
                                                   ASSETS    NET       RATIO OF    RATIO OF    RATIO OF
                                                   AT END  EXPENSES      NET       EXPENSES      NET
                                                     OF       TO      INVESTMENT      TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE    INCOME TO    AVERAGE     LOSS TO
                    TOTAL     TURNOVER  COMMISSION   (IN     NET       AVERAGE       NET       AVERAGE
                  RETURN(A)     RATE       RATE     000S)   ASSETS    NET ASSETS    ASSETS    NET ASSETS
                  ----------- --------- ---------- ------- ---------- ------------ ---------- -------------
------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998 -- Class A
Shares(b).......    23.79%(d)   74.97%    $.0282   $53,786   0.91%(c)    0.12%(c)    2.40%(c)   (1.37)%(c)
1998 -- Class B
Shares(b).......    23.26(d)    74.97      .0282    13,857   1.67(c)    (0.72)(c)    2.91(c)    (1.96)(c)
1998 -- Class C
Shares(b).......     4.56(d)    74.97      .0282     4,132   1.68(c)    (0.76)(c)    2.92(c)    (2.00)(c)
1998 -- Institu-
tional
Shares(b).......    23.89(d)    74.97      .0282     4,656   0.72(c)     0.42(c)     1.96(c)    (0.82)(c)
1998 -- Service
Shares(b).......    23.56(d)    74.97      .0282       115   1.17(c)    (0.21)(c)    2.41(c)    (1.45)(c)

------------

 (a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

 (b) Class A, Class B, Institutional and Service Share activity commenced on May 1, 1997. Class C Share activity commenced on August 15, 1997.

 (c) Annualized.

 (d) Not annualized.

 (e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                           CORE SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $(0.01)      $0.65          --        $(0.05)      $0.59     $10.59     6.37%(d)    37.65%
1998--Class B
Shares(b).......   10.00      (0.03)       0.64          --         (0.05)       0.56      10.56     6.07(d)     37.65
1998--Class C
Shares(b).......   10.00      (0.02)       0.64          --         (0.05)       0.57      10.57     6.17(d)     37.65
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65          --         (0.05)       0.61      10.61     6.57(d)     37.65
1998--Service
Shares(b).......   10.00       0.01        0.64          --         (0.05)       0.60      10.60     6.47(d)     37.65
                                                                    RATIOS ASSUMING NO
                                                                 VOLUNTARY WAIVER OF FEES
                                                                  OR EXPENSE LIMITATIONS
                                                                 ---------------------------
                                                                                  RATIO
                               NET      RATIO     RATIO OF NET                   OF NET
                            ASSETS AT   OF NET     INVESTMENT     RATIO OF     INVESTMENT
                  AVERAGE    END OF    EXPENSES   INCOME (LOSS)  EXPENSES TO  INCOME (LOSS)
                 COMMISSION  PERIOD   TO AVERAGE   TO AVERAGE    AVERAGE NET   TO AVERAGE
                    RATE    (IN 000S) NET ASSETS   NET ASSETS      ASSETS      NET ASSETS
                 ---------- --------- ----------- -------------- ------------ --------------
------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   $.0370    $11,118     1.25%(c)     (0.36)%(c)    3.92%(c)      (3.03)%(c)
1998--Class B
Shares(b).......    .0370      9,957     1.95(c)      (1.04)(c)     4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    .0370      2,557     1.95(c)      (1.07)(c)     4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    .0370      9,026     0.95(c)       0.15 (c)     3.37(c)       (2.27)(c)
1998--Service
Shares(b).......    .0370          2     1.45(c)       0.40 (c)     3.87(c)       (2.02)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

                                       INCOME FROM
                                 INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                                                                          IN EXCESS
                                           NET                                              OF NET
                 NET ASSET    NET      REALIZED AND             IN EXCESS    FROM NET      REALIZED   NET INCREASE
                  VALUE,   INVESTMENT   UNREALIZED    FROM NET    OF NET   REALIZED GAIN   GAIN ON     (DECREASE)  NET ASSET
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT ON INVESTMENT  INVESTMENT  IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE     OF PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ------------ ----------
                                                                                                    CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $16.73     $0.02        $4.78        $(0.01)    $(0.01)     $(3.03)       $  --        $1.75       $18.48
1998--Class B
Shares..........   16.67      0.02         4.61           --         --        (1.20)        (1.83)       1.60        18.27
1998--Class C
Shares(b).......   19.73     (0.02)        1.60           --       (0.04)      (0.47)        (2.56)      (1.49)       18.24
1998--Institu-
tional
Shares(b).......   19.88      0.02         1.66         (0.01)     (0.07)      (0.41)        (2.62)      (1.43)       18.45
1998--Service
Shares(b).......   19.88     (0.01)        1.66           --       (0.04)      (0.76)        (2.27)      (1.42)       18.46
1997--Class A
Shares..........   14.91      0.10         3.56         (0.10)     (0.02)      (1.72)          --         1.82        16.73
1997--Class B
Shares(b).......   15.67      0.01         2.81         (0.01)     (0.09)      (1.72)          --         1.00        16.67
1996--Class A
Shares..........   13.67      0.12         3.93         (0.12)       --        (2.69)          --         1.24        14.91
1995--Class A
Shares..........   15.96      0.03        (0.69)        (0.01)       --        (1.62)          --        (2.29)       13.67
1994--Class A
Shares..........   14.64      0.02         2.40         (0.01)     (0.02)      (1.07)          --         1.32        15.96
1993--Class A
Shares..........   13.65      0.06         2.28         (0.07)       --        (1.28)          --         0.99        14.64
1992--Class A
Shares..........   11.10      0.28         2.90         (0.31)       --        (0.32)          --         2.55        13.65
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(b).......   11.34      0.34        (0.27)        (0.31)       --          --            --        (0.24)       11.10
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                               OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                        -------------------------
                                                                            RATIO OF                RATIO OF NET
                                                 NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF    INVESTMENT
                            PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO INCOME (LOSS)
                   TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                 RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS    NET ASSETS     ASSETS     NET ASSETS
                 ---------- --------- ---------- ---------- ------------ -------------- ----------- -------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71%     61.50%    $.0612   $1,256,595     1.40%         0.08%        1.65%        (0.17)%
1998--Class B
Shares..........   28.73      61.50      .0612       40,827     2.18         (0.77)        2.18         (0.77)
1998--Class C
Shares(b).......    8.83(d)   61.50      .0612        5,395     2.21(c)      (0.86)(c)     2.21(c)      (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)   61.50      .0612        7,262     1.16(c)       0.18 (c)     1.16(c)       0.18 (c)
1998--Service
Shares(b).......    9.18(d)   61.50      .0612            2     1.50(c)      (0.16)(c)     1.50(c)      (0.16)(c)
1997--Class A
Shares..........   25.97      52.92      .0563      920,646     1.40          0.62         1.65          0.37
1997--Class B
Shares(b).......   19.39(d)   52.92      .0563        3,221     2.15(c)      (0.39)(c)     2.15(c)      (0.39)(c)
1996--Class A
Shares..........   30.45      63.90        --       881,056     1.36          0.65         1.61          0.40
1995--Class A
Shares..........   (4.38)     38.36        --       862,105     1.38          0.16         1.63         (0.09)
1994--Class A
Shares..........   16.89      36.12        --       833,682     1.38          0.13         1.63         (0.12)
1993--Class A
Shares..........   18.01      58.93        --       665,976     1.41          0.42         1.66          0.17
1992--Class A
Shares..........   29.31      48.93        --       500,307     1.53          2.09         1.78          1.84
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991--Class A
Shares(b).......    0.84(d)   35.63        --       437,533     1.27(c)       3.24(c)      1.47(c)       3.04(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on April 20, 1990, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                         INCOME FROM                              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           ---------------------------------------- ---------------------------------------------
                                                      NET REALIZED
                                                     AND UNREALIZED                                       NET
                                       NET REALIZED     LOSS ON                             FROM NET    INCREASE   NET
                 NET ASSET            AND UNREALIZED    FOREIGN                IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,      NET        GAIN ON        CURRENCY     FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING INVESTMENT  INVESTMENTS      RELATED     INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF
                 OF PERIOD   INCOME    AND OPTIONS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                    MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......  $23.63     $0.09        $0.77          $(0.01)      $(0.06)    $(0.04)     $(2.77)     $(2.02)  $21.61
1998--Class B
Shares(b).......   23.63      0.06         0.75           (0.01)       (0.09)        --       (2.77)      (2.06)   21.57
1998--Class C
Shares(b).......   23.63      0.06         0.77           (0.01)       (0.09)        --       (2.77)      (2.04)   21.59
1998--Institu-
tional Shares...   18.73      0.16         5.70           (0.04)       (0.13)        --       (2.77)       2.92    21.65
1998--Service
Shares(b).......   23.01      0.09         1.41           (0.01)       (0.11)        --       (2.77)      (1.39)   21.62
1997--Institu-
tional Shares...   15.91      0.24         3.77              --        (0.24)     (0.93)      (0.02)       2.82    18.73
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13         0.90              --        (0.12)        --          --        0.91    15.91
                                                                                     RATIOS ASSUMING NO
                                                                                    EXPENSE LIMITATIONS
                                                                                   ------------------------
                                                     NET   RATIO OF    RATIO OF
                                                   ASSETS    NET         NET       RATIO OF     RATIO OF
                                                   AT END  EXPENSES   INVESTMENT   EXPENSES        NET
                                                     OF       TO        INCOME        TO       INVESTMENT
                             PORTFOLIO   AVERAGE   PERIOD  AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                   TOTAL     TURNOVER   COMMISSION   (IN     NET       AVERAGE       NET       TO AVERAGE
                 RETURN(A)     RATE      RATE(F)    000S)   ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- ---------- ---------- ------- ---------- ------------ ---------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......    3.42%(d)   62.60%    $0.0540   $90,588   1.35%(c)    0.33%(c)    1.47%(c)      0.21%(c)
1998--Class B
Shares(b).......    3.17(d)    62.60      0.0540    28,743   1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......    3.27(d)    62.60      0.0540     6,445   1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   30.86       62.60      0.0540   236,440   0.85        0.78        0.97          0.66
1998--Service
Shares(b).......    6.30(d)    62.60      0.0540         8   1.35(c)     0.63 (c)    1.43(c)       0.51 (c)
1997--Institu-
tional Shares...   25.63       74.03      0.0547   145,253   0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......    6.89(d)    58.77(d)       --   135,671   0.85(c)     1.67(c)     0.98(c)       1.54(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                     INCOME FROM                    DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(E)                SHAREHOLDERS
                           ------------------------------- -----------------------------------
                                          NET REALIZED                  FROM NET
                 NET ASSET    NET        AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS  NET INCREASE
                  VALUE,   INVESTMENT    GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    (DECREASE)  NET ASSET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT AND OPTIONS   INVESTMENT IN NET ASSET VALUE, END   TOTAL
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD  RETURN(A)
                 --------- ---------- -------------------- ---------- ------------- ---------- ------------ ---------- ---------
                                                                                                          SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $20.91     $0.14           $5.33           $  --       $(2.33)      $  --       $ 3.14      $24.05     26.17%
1998--Class B
Shares..........   20.80     (0.01)           5.27              --        (2.33)         --         2.93       23.73     25.29
1998--Class C
Shares(b).......   24.69     (0.06)           1.43              --        (1.99)       (0.34)      (0.96)      23.73      5.51(d)
1998--Institu-
tional
Shares(b).......   24.91      0.03            1.48              --        (2.05)       (0.28)      (0.82)      24.09      6.08(d)
1998--Service
Shares(b).......   24.91     (0.01)           1.48              --        (2.02)       (0.31)      (0.86)      24.05      5.91(d)
1997--Class A
Shares..........   17.29     (0.21)           4.92              --        (1.09)         --         3.62       20.91     27.28
1997--Class B
Shares(b).......   20.79     (0.11)           1.21              --        (1.09)         --         0.01       20.80      5.39(d)
1996--Class A
Shares..........   16.14     (0.23)           1.39              --        (0.01)         --         1.15       17.29      7.20
1995--Class A
Shares..........   20.67     (0.07)          (3.53)             --        (0.69)       (0.24)      (4.53)      16.14    (17.53)
1994--Class A
Shares..........   16.68     (0.04)           5.03              --        (1.00)         --         3.99       20.67     30.13
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18      0.03            2.50            (0.03)        --           --         2.50       16.68     17.86(d)
                                                                                   RATIOS ASSUMING NO
                                                                                    VOLUNTARY WAIVER
                                                                                        OF FEES
                                                                               --------------------------
                                                                  RATIO OF                    RATIO OF
                                      NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF   NET INVESTMENT
                 PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE   TO AVERAGE NET
                   RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS      NET ASSETS      ASSETS
                 --------- ---------- ---------- ------------ ---------------- ----------- --------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   84.81%   $0.0517    $370,246      1.54%         (0.28)%        1.76%        (0.50)%
1998--Class B
Shares..........   84.81     0.0517      42,677      2.29          (0.92)         2.29         (0.92)
1998--Class C
Shares(b).......   84.81     0.0517       5,604      2.09(c)       (0.79)(c)      2.09(c)      (0.79)(c)
1998--Institu-
tional
Shares(b).......   84.81     0.0517      14,626      1.16(c)        0.27(c)       1.16(c)       0.27(c)
1998--Service
Shares(b).......   84.81     0.0517           2      1.45(c)       (0.07)(c)      1.45(c)      (0.07)(c)
1997--Class A
Shares..........   99.46      .0461     212,061      1.60          (0.72)         1.85         (0.97)
1997--Class B
Shares(b).......   99.46      .0461       3,674      2.35(c)       (1.63)(c)      2.35(c)      (1.63)(c)
1996--Class A
Shares..........   57.58        --      204,994      1.41          (0.59)         1.66         (0.84)
1995--Class A
Shares..........   43.67        --      319,487      1.53          (0.53)         1.78         (0.78)
1994--Class A
Shares..........   56.81        --      261,074      1.60          (0.45)         1.85         (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......    7.12        --       59,339      1.65(c)        0.62(c)       2.70(c)      (0.43)(c)

-----------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per Share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

   Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and the equity portion of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund is managed using a growth equity oriented approach. Equity securities for this Fund is selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed-income securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository

Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Portfolio as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivations and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only);
(v) other investment companies including World Equity Benchmark Shares;
(vi) unseasoned companies; (vii) municipal securities (Balanced Fund only);
(viii) loan participations (Balanced Fund only) and (ix) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  Risks of Investing in Equity Securities. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Balanced, Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of March 23, 1998, GSAM and GSFM together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.


 FUND MANAGERS

                                                YEARS
                                                PRIMARILY
       NAME AND TITLE       FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- ------------------- ----------- ----------------------------
  George D. Adler           Portfolio Manager--    Since      Mr. Adler joined the
   Vice President           Capital Growth         1997       Investment Adviser in
                                                              1997. From 1990 to 1997,
                                                              he was a portfolio
                                                              manager at Liberty
                                                              Investment Management
                                                              Inc. From 1988 to 1990
                                                              he was a director of
                                                              portfolio management at
                                                              Banc One in Ohio.
--------------------------------------------------------------------------------------------
  G. Lee Anderson           Portfolio Manager--    Since      Mr. Anderson joined the
   Vice President           Growth and Income      1996       Investment Adviser in
                            Balanced (Equity)      1996       1992. From 1989 to 1992,
                            Mid Cap Equity         1996       he was a research
                                                              analyst in the
                                                              Investment Research
                                                              Department of Goldman,
                                                              Sachs & Co.
--------------------------------------------------------------------------------------------
  Eileen A. Aptman          Portfolio Manager--    Since      Ms. Aptman joined the
   Vice President           Growth and Income      1996       Investment Adviser in
                            Balanced (Equity)      1996       1993. From 1990 to 1993,
                            Mid Cap Equity         1996       she worked at Delphi
                            Small Cap Value        1997       Management as an equity
                                                              analyst, focusing her
                                                              research efforts on
                                                              value stocks.
--------------------------------------------------------------------------------------------
  Jonathan A. Beinner       Senior Portfolio       Since      Mr. Beinner joined the
   Managing Director and    Manager--Balanced      1994       Investment Adviser in
   Co-Head U.S. Fixed       (Fixed Income)                    1990. From 1988 to 1990,
   Income                                                     he worked as a portfolio
                                                              manager at Franklin
                                                              Savings Association in
                                                              the trading and
                                                              arbitrage group.

                                                     YEARS
                                                     PRIMARILY
    NAME AND TITLE       FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------- --------------------------     ----------- ----------------------------
  Kent A. Clark          Senior Portfolio Manager--     Since      Mr. Clark joined the
   Vice President        CORE U.S. Equity               1996       Investment Adviser in
                         CORE Large-Cap Growth          1997       1992.
                         CORE Small Cap Equity          1997
-------------------------------------------------------------------------------------------------
  Robert G. Collins      Senior Portfolio Manager--     Since      Mr. Collins joined the
   Vice President        Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1991 to 1997,
                                                                   he was a portfolio
                                                                   manager at Liberty
                                                                   Investment Management,
                                                                   Inc. His past
                                                                   experiences include work
                                                                   as a special situations
                                                                   analyst with Raymond
                                                                   James & Associates for
                                                                   five years.
-------------------------------------------------------------------------------------------------
  Herbert E. Ehlers      Senior Portfolio Manager--     Since      Mr. Ehlers joined the
   Managing Director     Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1994 to 1997,
                                                                   he was the Chief
                                                                   Investment Officer and
                                                                   Chairman of Liberty
                                                                   Investment Management
                                                                   Inc. He was a portfolio
                                                                   manager and president at
                                                                   Liberty's predecessor
                                                                   firm, Eagle Asset
                                                                   Management, from 1984 to
                                                                   1994.
-------------------------------------------------------------------------------------------------
  Gregory H. Ekizian     Senior Portfolio Manager--     Since      Mr. Ekizian joined the
   Vice President        Capital Growth                 1997       Investment Adviser in
                                                                   1997. From 1990 to 1997,
                                                                   he was a portfolio
                                                                   manager at Liberty
                                                                   Investment Management
                                                                   Inc. and its predecessor
                                                                   firm, Eagle Asset
                                                                   Management.
-------------------------------------------------------------------------------------------------
  Paul D. Farrell        Senior Portfolio Manager--     Since      Mr. Farrell joined the
   Vice President        Small Cap Value                1992       Investment Adviser in
                                                                   1991. During 1991, he
                                                                   served as a managing
                                                                   director at Plaza
                                                                   Investment Managers, the
                                                                   investment subsidiary of
                                                                   GEICO Corp., a major
                                                                   insurance company. From
                                                                   1986 to 1991, he was
                                                                   employed by Goldman
                                                                   Sachs as a vice
                                                                   president in the
                                                                   investment research
                                                                   department and was
                                                                   responsible for the
                                                                   formation of the firm's
                                                                   Emerging Growth Research
                                                                   Group.
-------------------------------------------------------------------------------------------------
  Ronald E. Gutfleish    Senior Portfolio Manager--     Since      Mr. Gutfleish joined the
   Managing Director     Growth and Income              1993       Investment Adviser in
                         Balanced (Equity)              1994       1993. From 1988 to 1993,
                         Mid Cap Equity                 1995       he was a partner at
                                                                   Sanford C. Bernstein &
                                                                   Co., Inc. in the
                                                                   Investment Management
                                                                   Research Department and
                                                                   a member of the Research
                                                                   Review Committee.
-------------------------------------------------------------------------------------------------
  Robert C. Jones         Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director      CORE U.S. Equity              1991       Investment Adviser in
                          CORE Large Cap Growth         1997       1989. From 1987 to 1989,
                          CORE Small Cap Equity         1997       he was the senior
                                                                   quantitative analyst in
                                                                   the Goldman Sachs
                                                                   Investment Research
                                                                   Department and the
                                                                   author of the monthly
                                                                   Stock Selection
                                                                   publication.
-------------------------------------------------------------------------------------------------
  Richard C. Lucy         Senior Portfolio Manager--    Since      Mr. Lucy joined the
   Vice President and     Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                    1992. From 1983 to 1992,
   Fixed Income                                                    he managed fixed income
   Department                                                      assets at Brown Brothers
                                                                   Harriman & Co.
-------------------------------------------------------------------------------------------------
  Matthew B. McLennan     Portfolio Manager--           Since      Mr. McLennan joined the
   Associate              Small Cap Value               1996       Investment Adviser in
                                                                   1995. From 1994 to 1995,
                                                                   he worked in the
                                                                   Investment Banking
                                                                   Division of Goldman
                                                                   Sachs in Australia. From
                                                                   1991 to 1994, Mr.
                                                                   McLennan worked at
                                                                   Queensland Investment
                                                                   Corporation in
                                                                   Australia.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE U.S. Equity              1996       Investment Adviser in
                             CORE Large Cap Growth         1997       1990. From 1985 to 1990,
                             CORE Small Cap Equity         1997       he was a project manager
                                                                      in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  David G. Shell              Portfolio Manager--          Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.      Portfolio Manager--          Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Portfolio Manager--           Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     Balanced..................................    0.65%           0.65%
     Growth and Income.........................    0.70%           0.70%
     CORE Large Cap Growth.....................    0.75%           0.60%
     CORE Small Cap Equity.....................    0.85%           0.75%
     Mid Cap Equity............................    0.75%           0.75%
     Small Cap Value...........................    1.00%           1.00%
     GSFM
     CORE U.S. Equity..........................    0.75%           0.59%
     Capital Growth............................    1.00%           1.00%

                                                  (footnotes on next page)

---------------------

*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the Growth and Income and CORE U.S. Equity Funds, transfer agency fees to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20%, and 0.10%, per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds,The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of

Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE U.S. Equity Fund with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Capital Growth, Growth and Income and Small Cap Value Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds. Goldman Sachs is entitled to receive a fee from the Balanced, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds, with respect to Institutional and Service Shares, equal to their proportionate share of the total transfer agency costs borne by the Fund. These costs are equal to $12,000 per year per Class plus $7.50 per account, and out-of-pocket and transaction related expenses applicable to Class A, B and C Shares, plus 0.04% of the average daily net assets of the Institutional and Service classes. Shares of a Fund may also bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the accounts taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

                                 EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation; fees payable to the Investment Advisers; distribution and authorized dealer service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance; fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the NAV per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  As of April 3, 1998, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 59.9% of Mid Cap Equity Fund's outstanding Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. However, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf, purchase, redemption and exchange orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Fund or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursu-ant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.

  The Investment Adviser, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses.

Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  For the fiscal year ended January 31, 1998, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with quarterly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS

  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or real-ized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized apprecia-tion may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                           PURCHASE OF SERVICE SHARES

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Cur-rently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street Bank and Trust Company ("State Street"). In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Funds reserve the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give 60 days' prior written notice to Service Organiza-tions whose Service Shares are being redeemed to allow them to purchase suffi-cient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by a Service Organization for:
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and des-ignated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Infor-mation Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."

                          REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after the receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a de-scription of limited situations where a Service Organization or other interme-diary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to 15 days. Redemption requests may be made by a Service Organization by writ-ing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement re-demptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPRODOMSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

DOMESTIC
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1998         GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                            CLASS A, B AND C SHARES

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS JAPANESE EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of Japanese companies.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of emerging country issuers.

GOLDMAN SACHS ASIA GROWTH FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies related (in the manner described herein) to Asian coun-tries.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                   (continued on next page)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."


                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............   11
Investment Objectives and Policies.   15
Description of Securities..........   20
Investment Techniques..............   24
Risk Factors.......................   27
Investment Restrictions............   31
Portfolio Turnover.................   31
Management.........................   31
Expenses ..........................   36
Reports to Shareholders............   36
How to Invest......................   36

                                     PAGE
                                     ----
Services Available to Shareholders.   43
Distribution and Authorized Dealer
 Service Plans.....................   46
How to Sell Shares of the Funds....   47
Dividends..........................   49
Net Asset Value....................   49
Performance Information............   50
Shares of the Trust................   50
Taxation...........................   51
Additional Information.............   52
Appendix ..........................  A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."


-------------------------------------------------------------------------------------------
 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 CORE           Long-term growth of    At least 90% of total assets   EAFE Index (unhedged)
 INTERNATIONAL  capital.               in equity securities of
 EQUITY FUND                           companies organized outside
                                       the United States or whose
                                       securities are principally
                                       traded outside the United
                                       States. The Fund seeks broad
                                       representation of large cap
                                       issuers across major countries
                                       and sectors of the
                                       international economy. The
                                       Fund's investments are
                                       selected using both a variety
                                       of quantitative techniques and
                                       fundamental research in
                                       seeking to maximize the Fund's
                                       expected return, while
                                       maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the
                                       unhedged Morgan Stanley
                                       Capital International (MSCI)
                                       Europe, Australasia and Far
                                       East Index (the "EAFE Index").
                                       The Fund may employ certain
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      FT/S&P Actuaries
 EQUITY FUND    appreciation.          least 65%, of total assets in  Europe & Pacific
                                       equity securities of companies Index (unhedged)
                                       organized outside the United
                                       States or whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------

 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 JAPANESE       Long-term capital      Substantially all, and at      Tokyo Price Index
 EQUITY FUND    appreciation.          least 65%, of total assets in  ("TOPIX")
                                       equity securities of Japanese
                                       companies. The Fund may employ
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      Morgan Stanley
 SMALL CAP      appreciation.          least 65%, of total assets in  Capital International
 FUND                                  equity securities of companies EAFE Small Cap Index
                                       with public stock market
                                       capitalizations of $1 billion
                                       or less at the time of
                                       investment that are organized
                                       outside the United States or
                                       whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term capital      Substantially all, and at      Morgan Stanley
 MARKETS        appreciation.          least 65%, of total assets in  Capital International
 EQUITY FUND                           equity securities of emerging  Emerging Markets Free
                                       country issuers. The Fund may  Index
                                       employ certain currency
                                       management techniques.
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term capital      Substantially all, and at      Morgan Stanley
 FUND           appreciation.          least 65%, of total assets in  Capital International
                                       equity securities of companies All Country Asia Free
                                       in China, Hong Kong, India,    ex-Japan Index
                                       Indonesia, Malaysia, Pakistan,
                                       the Philippines,
                                       Singapore, South Korea, Sri
                                       Lanka, Taiwan, Thailand and
                                       other Asian countries. The
                                       Fund may employ certain
                                       currency management
                                       techniques.

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?


                                                                 MINIMUM
                                                           --------------------
                                                           INITIAL
                                                           PURCHASE ADDITIONAL
TYPE OF PURCHASE                                            AMOUNT  INVESTMENTS
----------------                                           -------- -----------
Regular Purchases.........................................  $1,000      $50
Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and
 Education IRAs) and UGMA/UTMA Purchases..................  $  250      $50
SIMPLE IRAs and Education IRAs............................  $   50      $50
Automatic Investment Plan.................................  $   50      $50
403(b) Plans..............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 37.

 HOW DO I PURCHASE SHARES?

  You may purchase Shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of Shares ("Authorized Dealers"). See "How to Invest" on page 37.

 WHAT ARE MY PURCHASE ALTERNATIVES?

  The Funds offer three classes of Shares through this Prospectus. These Shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A Shares"); (ii) with a contingent deferred sales charge (CDSC) imposed on redemptions within six years of purchase ("Class B Shares"); or (iii) without any initial sales charge or CDSC, as long as Shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A Shares will be sold without an initial sales charge and may be subject to a CDSC at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if Shares are redeemed within 12 months of purchase

  Over time, the CDSC and distribution fees attributable to Class B or Class C Shares will exceed the initial sales charge and the distribution fees attributable to Class A Shares. Class B Shares convert to Class A Shares, which are subject to lower distribution fees, eight years after initial purchase. Class C Shares, which are subject to the same distribution fees as Class B Shares, do not convert to Class A Shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 36.

 HOW DO I SELL MY SHARES?

  You may redeem Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. See "How to Sell Shares of the Funds."
 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                   --------------------------- -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  You may receive dividends and distributions in additional Shares of the same Class of the Fund in which you have invested or you may elect to receive them in cash, Shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A Shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C Shares of a Fund (the "ILA Portfolios"). For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES

                                   CORE                                INT'L                           JAPANESE
                                   INT'L                              EQUITY                            EQUITY
                              EQUITY FUND/5/                           FUND                            FUND/5/
                          -----------------------------    ---------------------------------  --------------------------------
                          CLASS A    CLASS B    CLASS C    CLASS A/5/  CLASS B    CLASS C/5/  CLASS A    CLASS B     CLASS C
                          -------    -------    -------    ----------  -------    ----------  -------    -------    ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...   5.5%/1/   none       none          5.5%/1/  none         none       5.5%/1/   none         none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............  none       none       none         none      none         none      none       none         none
 Maximum Deferred Sales
  Charge.................  none/1/     5.0%/2/    1.0%/3/     none/1/    5.0%/2/      1.0%/3/  none/1/     5.0%/2/      1.0%/3/
 Redemption Fees/4/......  none       none       none         none      none         none      none       none         none
 Exchange Fees/4/........  none       none       none         none      none         none      none       none         none
ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average
 net assets)
 Management Fees (after
  applicable
  limitations)/6/........  0.75%      0.75%      0.75%        0.90%     0.90%        0.90%     0.90%      0.90%        0.90%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)/7/........  0.25%      0.75%      0.75%        0.24%     0.75%        0.75%     0.25%      0.75%        0.75%
Other Expenses:
 Authorized Dealer
  Service Fees...........  0.25%      0.25%      0.25%        0.25%     0.25%        0.25%     0.25%      0.25%        0.25%
 Other Expenses (after
  applicable
  limitations)/8/........  0.25%      0.25%      0.25%        0.30%     0.30%        0.30%     0.10%      0.10%        0.10%
                           ----       ----       ----         ----      ----         ----      ----       ----         ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)/9/.  1.50%      2.00%      2.00%        1.69%     2.20%        2.20%     1.50%      2.00%        2.00%
                           ====       ====       ====         ====      ====         ====      ====       ====         ====
                                   INT'L                             EMERGING                            ASIA
                                 SMALL CAP                            MARKETS                           GROWTH
                                  FUND/5/                         EQUITY FUND/5/                         FUND
                          -----------------------------    ---------------------------------  --------------------------------
                          CLASS A    CLASS B    CLASS C     CLASS A    CLASS B     CLASS C    CLASS A    CLASS B    CLASS C/5/
                          -------    -------    -------    ----------  -------    ----------  -------    -------    ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases...   5.5%/1/   none       none          5.5%/1/  none         none       5.5%/1/   none         none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends..............  none       none       none         none      none         none      none       none         none
 Maximum Deferred Sales
  Charge.................  none/1/     5.0%/2/    1.0%/3/     none/1/    5.0%/2/      1.0%/3/  none/1/     5.0%/2/      1.0%/3/
 Redemption Fees/4/......  none       none       none         none      none         none      none       none         none
 Exchange Fees/4/........  none       none       none         none      none         none      none       none         none
ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average
 net assets)
 Management Fees (after
  applicable
  limitations)/6/........  1.10%      1.10%      1.10%        1.10%     1.10%        1.10%     0.86%      0.86%        0.86%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)/7/........  0.25%      0.75%      0.75%        0.25%     0.75%        0.75%     0.21%      0.75%        0.75%
Other Expenses:
 Authorized Dealer
  Service Fees...........  0.25%      0.25%      0.25%        0.25%     0.25%        0.25%     0.25%      0.25%        0.25%
 Other Expenses (after
  applicable
  limitations)/8/........  0.30%      0.30%      0.30%        0.30%     0.30%        0.30%     0.43%      0.44%        0.44%
                           ----       ----       ----         ----      ----         ----      ----       ----         ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)/9/.  1.90%      2.40%      2.40%        1.90%     2.40%        2.40%     1.75%      2.30%        2.30%
                           ====       ====       ====         ====      ====         ====      ====       ====         ====

--------

/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A Shares by certain classes of investors. A CDSC of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price-- Class A Shares."

/2/ A CDSC is imposed upon Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."

/3/ A CDSC of 1.00% is imposed on Shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ Based on estimated amounts for the current fiscal year.

/6/ The Investment Advisers voluntarily have agreed not to impose a portion of the management fee on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/7/ Goldman Sachs is imposing the entire distribution fee attributable to Class A Shares of all Funds except for the International Equity and Asia Growth Funds, in which case the waivers are equal to 0.01% and 0.04%, respectively. Actual distribution fees and total fees including waivers and reimbursements for the International Equity and Asia Growth Funds were 0.22% and 1.67%, respectively for the year ended January 31, 1998. Distribution fees for Class A Shares would otherwise be payable at an annual rate of 0.25% of average daily net assets.

/8/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of International Equity, Emerging Markets Equity and Asia Growth Funds)) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................  0.25%
      International Equity.............................................  0.20%
      Japanese Equity..................................................  0.10%
      International Small Cap..........................................  0.30%
      Emerging Markets Equity..........................................  0.16%
      Asia Growth......................................................  0.24%

/9/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would have been as set forth below. Information for Class A and Class B Shares of the International Equity and Asia Growth Funds is shown for the fiscal year ended January 31, 1998. Information for the Class A and B Shares of the CORE International Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds, and Class C Shares of each Fund are estimated for the current fiscal year.

                                                                        TOTAL
                                                              OTHER   OPERATING
                                                             EXPENSES EXPENSES
                                                             -------- ---------
      CORE International Equity
        Class A.............................................  0.64%     1.99%
        Class B.............................................  0.64%     2.49%
        Class C.............................................  0.64%     2.49%
      International Equity
        Class A.............................................  0.30%     1.80%
        Class B.............................................  0.30%     2.30%
        Class C.............................................  0.30%     2.30%
      Japanese Equity
        Class A.............................................  0.79%     2.29%
        Class B.............................................  0.79%     2.79%
        Class C.............................................  0.79%     2.79%

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Small Cap
        Class A..............................................  0.74%     2.44%
        Class B..............................................  0.74%     2.94%
        Class C..............................................  0.74%     2.94%
      Emerging Markets Equity
        Class A..............................................  0.53%     2.23%
        Class B..............................................  0.53%     2.73%
        Class C..............................................  0.53%     2.73%
      Asia Growth
        Class A..............................................  0.49%     1.99%
        Class B..............................................  0.50%     2.50%
        Class C..............................................  0.50%     2.50%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return; and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
CORE International Equity
 Class A Shares................................   $69    $100     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    67      91     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    29      63     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
International Equity
 Class A Shares................................    71     106    $142     $245
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    69      97     137      242
 --Assuming no redemption......................    22      69     118      242
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    31      69     118      253
 --Assuming no redemption......................    22      69     118      253
Japanese Equity
 Class A Shares................................    69     100     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    67      91     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    29      63     N/A      N/A
 --Assuming no redemption......................    20      63     N/A      N/A
International Small Cap
 Class A Shares................................    73     111     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    71     103     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    33      75     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Emerging Markets Equity
 Class A Shares................................   $73    $111     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    71     103     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    33      75     N/A      N/A
 --Assuming no redemption......................    24      75     N/A      N/A
Asia Growth
 Class A Shares................................    72     107    $145     $250
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70     100     142      250
 --Assuming no redemption......................    23      72     123      250
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      72     123      264
 --Assuming no redemption......................    23      72     123      264

  The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  As of the date of this Prospectus, the Investment Adviser and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C Shares. Each Fund also offers Institutional and Service Shares (Service Shares for the Asia Growth Fund have not commenced operations as of the date of this Prospectus), which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C Shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund Shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Class A, Class B or Class C Shares of the Japanese Equity or International Small Cap Funds. Accordingly, there are no financial highlights for these Funds.

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                  CORE INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
                                          CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

                                         INCOME  FROM                              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                          SHAREHOLDERS
                           ---------------------------------------- -----------------------------------------------
                                                                                            FROM NET   IN EXCESS OF
                                                          NET                               REALIZED   NET REALIZED
                                                        REALIZED                            GAIN ON      GAIN ON
                                           NET       AND UNREALIZED                        INVESTMENT   INVESTMENT      NET
                 NET ASSET    NET        REALIZED     GAIN (LOSS)              IN EXCESS  AND FOREIGN  AND FOREIGN   INCREASE
                  VALUE,   INVESTMENT AND UNREALIZED  ON CURRENCY    FROM NET    OF NET     CURRENCY     CURRENCY   (DECREASE)
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT   RELATED      RELATED      IN NET
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ------------ -----------
                                                                                          INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99          $(0.95)       $--       $(0.30)     $(0.88)      $(0.36)      $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96           (0.94)        --        (0.25)      (0.47)       (0.76)       0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)           0.65         --        (0.38)        --         (1.24)      (3.04)
1998--
Institutional
Shares..........   19.40      0.10         3.09           (0.98)      (0.07)      (0.33)      (0.97)       (0.27)       0.57
1998--Service
Shares..........   19.34      0.02         3.02           (0.96)        --        (0.35)      (0.18)       (1.05)       0.50
1997--Class A
Shares..........   17.20      0.10         3.51           (1.28)        --          --        (0.21)         --         2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94           (0.34)        --          --        (0.21)         --         0.33
1997--
Institutional
Shares(b).......   17.45      0.04         3.39           (1.24)      (0.03)        --        (0.21)         --         1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95           (1.08)        --          --        (0.21)         --         1.64
1996--Class A
Shares..........   14.52      0.13         2.58            1.42       (0.58)        --        (0.87)         --         2.68
1995--Class A
Shares..........   18.10      0.06        (3.04)          (0.01)        --          --        (0.59)         --        (3.58)
1994--Class A
Shares..........   14.35      0.05         4.08           (0.38)        --          --          --           --         3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29           (0.11)        --          --          --           --         0.17
                                                                                                    RATIOS ASSUMING
                                                                                                  NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                  EXPENSE LIMITATIONS
                                                                                                ------------------------
                                                                                    RATIO OF
                                                                                      NET
                                                                                   INVESTMENT                  RATIO
                                                                NET       RATIO      INCOME                   OF NET
                 NET ASSET                                   ASSETS AT   OF NET    (LOSS) TO     RATIO OF   INVESTMENT
                  VALUE,                PORTFOLIO  AVERAGE    END OF   EXPENSES TO  AVERAGE      EXPENSES  INCOME (LOSS)
                  END OF     TOTAL      TURNOVER  COMMISSION  PERIOD     AVERAGE      NET       TO AVERAGE  TO AVERAGE
                  PERIOD   RETURN(A)      RATE     RATE(F)   IN (000S) NET ASSETS    ASSETS     NET ASSETS  NET ASSETS
                 --------- ------------ --------- ---------- --------- ----------- ------------ ---------- -------------
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.85     11.12%       40.82%    $.0207   $697.590     1.67%      (.027)%       1.80%       (0.40)%
1998--Class B
Shares..........   19.70     10.51        40.82      .0207     55,324     2.20       (0.90)        2.30        (1.00)
1998--Class C
Shares(b).......   19.56     (5.92)(d)    40.82      .0207      3,369     2.27(c)    (1.43)(c)     2.37(c)     (1.53)(c)
1998--
Institutional
Shares..........   19.97     11.82        40.82      .0207     56,263     1.08        0.30         1.18         0.20
1998--Service
Shares..........   19.84     11.25        40.82      .0207      3,035     1.55       (0.36)        1.65        (0.46)
1997--Class A
Shares..........   19.32     13.48        38.01      .0318    536,283     1.69       (0.07)        1.88        (0.26)
1997--Class B
Shares(b).......   19.24      2.83 (d)    38.01      .0318     19,198     2.23(c)    (0.97)(c)     2.38(c)     (1.12)(c)
1997--
Institutional
Shares(b).......   19.40     12.53 (d)    38.01      .0318     68,374     1.10(c)     0.43 (c)     1.25(c)      0.28 (c)
1997--Service
Shares(b).......   19.34     10.42 (d)    38.01      .0318        674     1.60(c)    (0.40)(c)     1.75(c)     (0.55)(c)
1996--Class A
Shares..........   17.20     28.68        68.48        --     330,860     1.52        0.26         1.77         0.01
1995--Class A
Shares..........   14.52    (16.65)       84.54        --     275,086     1.73        0.40         1.98         0.15
1994--Class A
Shares..........   18.10     26.13        60.04        --     269,091     1.76        0.51         2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.35      1.23 (d)     0.00        --      66,063     1.80(c)    (0.42)(c)     2.58(c)     (1.20)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                          INCOME FROM
                                    INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------------ -----------------------------------
                                                       NET REALIZED                FROM NET
                 NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                  VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                 BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT    IN NET    VALUE, END
                 OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME   ASSET VALUE  OF PERIOD
                 --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                       EMERGING MARKETS EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998--Class A
Shares(b).......  $10.00      $--         $(0.11)         $(0.20)        --           --          --         $(0.31)     $9.69
1998--Class B
Shares(b).......   10.00       --          (0.11)          (0.20)        --           --          --          (0.31)      9.69
1998--Class C
Shares(b).......   10.00       --          (0.10)          (0.20)        --           --          --          (0.30)      9.70
1998--Institu-
tional
Shares(b).......   10.00      0.01         (0.11)          (0.20)        --           --          --          (0.30)      9.70
1998--Service
Shares(b).......   10.00       --          (0.11)          (0.20)        --           --          --          (0.31)      9.69
                                                                                              RATIOS ASSUMING
                                                                                            NO VOLUNTARY WAIVER
                                                                                                 OF FEES OR
                                                                                            EXPENSE LIMITATIONS
                                                                                          ---------------------------
                                                                              RATIO OF                 RATIO OF NET
                                                   NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                   TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                 RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                 ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
                                                     EMERGING MARKETS EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998--Class A
Shares(b).......   (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)     5.88%(c)     (3,43)%(c)
1998--Class B
Shares(b).......   (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)      6.39(c)      (3.93)(c)
1998--Class C
Shares(b).......   (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998--Institu-
tional
Shares(b).......   (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)      5.28c)       (3.18)(c)
1998--Service
Shares(b).......   (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED
                                                     AND UNREALIZED                         FROM NET      NET
                                                        LOSS ON                             REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED     FOREIGN                IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                         ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
                                                      ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54 (c)    1.26(c)      0.38 (c)
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks, are described below under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the

Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the assets of the Asia Growth Fund were invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past, the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of March 23, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                             YEARS
                                                             PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY       RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------       ----------- ----------------------------
  Robert A. Beckwitt               Portfolio Manager--          Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity      1997       Investment Adviser in
   Co-Head Emerging Market                                                 1996. From 1986 to 1996,
   Equities                                                                he was Chief Investment
                                                                           Strategist-Portfolio
                                                                           Adviser to high net
                                                                           worth investors at
                                                                           Fidelity Investments.
-----------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--          Since      Mr. Bennett joined the
   Vice President                  International Equity         1997       Investment Adviser in
                                   Japanese Equity              1998       1996 and is also co-head
                                                                           of our Japanese Equity
                                                                           Group in Tokyo. From
                                                                           1984 to 1996, he was a
                                                                           portfolio manager and an
                                                                           Executive Director at
                                                                           CIN Management.
-----------------------------------------------------------------------------------------------------
  Kent A. Clark                    Portfolio Manager--          Since      Mr. Clark joined the
   Vice President                  CORE International Equity    1997       Investment Adviser in
                                                                           1992.
-----------------------------------------------------------------------------------------------------
  Ivor H. Farman                   Portfolio Manager--          Since      Mr. Farman joined the
   Executive Director              International Equity         1996       Investment Adviser in
                                                                           1996. From 1995 to 1996,
                                                                           he was responsible for
                                                                           originating and
                                                                           marketing French equity
                                                                           ideas at Exane in Paris.
                                                                           From 1994 to 1995 he was
                                                                           engaged in French equity
                                                                           research and marketing
                                                                           at Banque Nationale de
                                                                           Paris and Schroders in
                                                                           London.
-----------------------------------------------------------------------------------------------------
  James P. Hordern                 Portfolio Manager--          Since      Mr. Hordern joined the
   Executive Director              International Small Cap      1998       Investment Adviser in
                                                                           1997. From 1991 to 1997,
                                                                           he was an Assistant
                                                                           Director and portfolio
                                                                           manager at Mercury Asset
                                                                           Management on the
                                                                           European Specialist
                                                                           Team.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        ----------- ----------------------------
  Robert C. Jones         Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director      CORE International Equity     1997       Investment Adviser in
                                                                   1989. From 1987 to 1989,
                                                                   he was the senior
                                                                   quantitative analyst in
                                                                   the Goldman, Sachs & Co.
                                                                   Investment Research
                                                                   Department.
---------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since      Ms. Lui joined the
   Vice President         Asia Growth                   1994       Investment Adviser
                                                                   in 1990. Prior to 1990,
                                                                   she was a management
                                                                   consultant with Andersen
                                                                   Consulting in Hong Kong.
---------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi  Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director     International Equity          1996       Investment Adviser in
                                                                   1996. From 1990 to 1996,
                                                                   he was at CIN
                                                                   Management, where his
                                                                   responsibilities
                                                                   included European equity
                                                                   fund management as well
                                                                   as active quantitative
                                                                   techniques and risk
                                                                   management.
---------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director      International Equity          1994       Investment Adviser in
                          International Small Cap       1998       1994. From 1987 to 1994,
                          Japanese Equity               1998       he worked at Nomura
                                                                   Investment Management
                                                                   Incorporated as a Senior
                                                                   Portfolio Manager.
---------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director and  Asia Growth                   1994       Investment Adviser in
   Co-Head Emerging       Portfolio Manager--                      1994. From 1987 to 1994,
   Market                 International Equity          1994       he was a Vice President
   Equities               Emerging Markets Equity       1997       of Bankers Trust
                          International Small Cap       1998       Australia Ltd where he
                                                                   was the Chief Investment
                                                                   Officer of their
                                                                   Southeast Asian
                                                                   investment team. He is
                                                                   also a member of Goldman
                                                                   Sachs Asset Management's
                                                                   global asset allocation
                                                                   committee.
---------------------------------------------------------------------------------------------
  Victor H. Pinter        Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President         CORE International Equity     1997       Investment Adviser in
                                                                   1990. From 1985 to 1990,
                                                                   he was a project manager
                                                                   in the Information
                                                                   Technology Division of
                                                                   the Investment Adviser.
---------------------------------------------------------------------------------------------
  Ramakrishna Shankar     Portfolio Manager--           Since      Mr. Shankar joined the
   Vice President         Asia Growth                   1997       Investment Adviser in
                                                                   1997. From July 1996 to
                                                                   1997, he worked for
                                                                   Goldman, Sachs & Co. in
                                                                   Singapore as a strategic
                                                                   advisor for transactions
                                                                   involving infrastructure
                                                                   industries in Asia. From
                                                                   1988 to 1996, he worked
                                                                   for Goldman, Sachs & Co.
                                                                   as an investment banker
                                                                   in the Investment
                                                                   Banking Division.
---------------------------------------------------------------------------------------------
  Miyako Shibamoto        Portfolio Manager--           Since      Ms. Shibamoto joined the
   Vice President         Japanese Equity               1998       Japanese Equity team in
                                                                   March 1998. From 1993 to
                                                                   1998 she was a Vice
                                                                   President at Scudder
                                                                   Stevens and Clark
                                                                   (Japan).
---------------------------------------------------------------------------------------------
  Robert Stewart          Portfolio Manager--           Since      Mr. Stewart joined the
   Vice President         Japanese Equity               1998       Investment Adviser in
                                                                   1996. From 1994 to 1996,
                                                                   he was at CIN Management
                                                                   as a portfolio manager
                                                                   managing Japanese
                                                                   equities.
---------------------------------------------------------------------------------------------
  Takeya Suzuki           Portfolio Manager--           Since      Mr. Suzuki joined the
   Vice President         Japanese Equity               1998       Investment Adviser in
                                                                   1996. From 1990 to 1996,
                                                                   he was a Japanese equity
                                                                   portfolio manager at
                                                                   Nomura Investment
                                                                   Management where he
                                                                   actively managed assets
                                                                   for US pension funds.
---------------------------------------------------------------------------------------------
  Karma Wilson            Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President         Asia Growth                   1995       Investment Adviser in
                          International Equity          1997       1994. From 1992 to 1994,
                                                                   she was employed at
                                                                   Bankers Trust Australia
                                                                   Ltd where she was a
                                                                   senior analyst in the
                                                                   South East Asia
                                                                   Investment Team.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     CORE International Equity.................    0.85%            0.75%
     GSAMI
     International Equity......................    1.00%            0.90%
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%            1.10%
     Asia Growth...............................    1.00%            0.86%

--------

*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the International Equity, Emerging Markets Equity and Asia Growth Funds, transfer agency fees) to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Fund, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which

Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for Shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to a fee from the International Equity, Emerging Markets Equity and Asia Growth Funds, with respect to Class A, Class B and Class C Shares equal to $12,000 per year per Class plus $7.50 per account and out-of-pocket and transaction-related expenses. Class A, Class B and Class C Shares may also bear fees paid to Authorized Dealers or other persons providing sub-transfer agency and similar services. Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds equal to their proportionate share of a Fund's total transfer agency costs. These costs are equal to the charges set forth above applicable to Class A, Class B and Class C Shares plus 0.04% of the average daily net assets of the other Classes of the Fund plus any sub-transfer agency expenses. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation: the fees payable to the Investment Adviser; distribution and authorized dealer service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.

                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-526-7384. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C Shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which Class of Shares you wish to purchase, the Funds will assume that your instructions apply to Class A Shares.

  CLASS A SHARES. If you invest less than $1 million in Class A Shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A

Shares of a Fund, no sales charge will be imposed at the time of purchase, but you may incur a deferred sales charge equal to 1.00% if you redeem your Shares within 18 months of purchase. Class A Shares are subject to distribution fees of 0.25% (which currently are being limited to 0.24% and 0.21% for the International Equity and Asia Growth Funds, respectively) and authorized dealer service fees of 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class A Shares.

  CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of purchase. Class B Shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class B Shares. See "Distribution and Authorized Dealer Service Plans." Class B Shares will automatically convert to Class A Shares, based on their relative NAVs, eight years after the initial purchase. Your entire investment in Class B Shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares.

  CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C Shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class C Shares. See "Distribution and Authorized Dealer Service Plans." Class C Shares have no conversion feature, and accordingly, an investor that purchases Class C Shares will be subject to the distribution fees imposed on Class C Shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C Shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares (or Class B Shares after conversion to Class A Shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B Shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C Shares. There is no size limit on the purchase of Class A Shares. A maximum purchase limitation of $250,000 and $1,000,000 in the aggregate normally applies to purchases of Class B Shares and Class C Shares, respectively. Although Class C Shares are subject to a CDSC for only 12 months and at a lower rate than Class B Shares, Class C Shares do not have the conversion feature applicable to Class B Shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase Shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the NAV next determined after receipt of an order as described below under "Other Purchase Information," plus, in the case of Class A Shares, any applicable sales charge. Currently, each Fund's NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with tax-sheltered retirement plans, Individual Retirement Account Plans (excluding SIMPLE IRAs and Education IRAs) or accounts established under the Uniform Gift to Minors Act ("UGMA"), and an initial investment minimum of $200 applies to purchases in connection with 403(b) plans. The minimum initial investment for purchases in connection with SIMPLE and Education IRAs, as well as purchases through the Automatic Investment Plan, is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of Shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of Shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer; or (ii) to Goldman Sachs International Equity Funds--(Name of Fund and Class of Shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem Shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give 60 days' prior written notice to shareholders whose Shares are being redeemed to allow them to purchase sufficient additional Shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which Shares are offered and the sales charge rates applicable to future purchases of Shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A Shares of each Fund is the next determined NAV per Share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of Shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------

  * No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of Shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more by "wrap" accounts satisfying the criteria set forth in
    (h) or (i) below. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the Shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC, as described below, of 1.00% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A shares will be made at NAV with no initial sales charge, but if the Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the Shares were exchanged into and remained invested in an ILA Portfolio (the "CDSC period"), a CDSC of 1.00% may be imposed unless, in certain cases, the investor's Authorized Dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A Shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A Shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A Shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A Shares of the Funds may be sold at NAV without payment of any sales charge to: (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of Shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buys Shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees; (k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing Shares of the Funds at NAV without payment of any initial sales charge may be charged a fee if they effect transactions in Shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in Shares of each Fund at NAV, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (Shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A Shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B Shares of a Fund at the next determined NAV without the imposition of an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B Shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B Shares, the Funds will first redeem shares not subject to any CDSC, and then Shares held longest during the applicable period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B Shares of a Fund acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into Class A Shares of such Fund based on the date of the initial purchase. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase of the Shares on which the distribution was paid. The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C Shares of a Fund at the next determined NAV without the imposition of an initial sales charge. However, if Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C Shares, the Funds will first redeem Shares held for longer than 12 months, and then Shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class A Shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least 30 days before the redemption and that the reinvestment is effected within 90 days after such redemption. If you redeemed Class A or Class C Shares, paid a CDSC upon a redemption and reinvest in Class A or Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested Shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed Shares. If you redeemed Class B Shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A Shares at NAV as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within 90 days after the original purchase of Class A Shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinvestment. To the extent that any loss is realized and Shares of the same Fund are purchased within 30 days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at NAV in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B Shares, Class C Shares and Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to: (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan;
(d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in
Section 72(t)(2) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being distributed from a Plan;
(i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C Shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in Shares of the same Class or an equivalent class of other Goldman Sachs Funds or ILA Portfolios. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of Shares of a Fund for Shares of the same Class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at NAV and will not be subject to any initial sales charge or CDSC as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the 15th day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000; and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their Shares for purchase by retirement plans, including traditional and Roth IRAs for individuals and their spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for Shares of the same Class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for Shares of the same Class (or an equivalent Class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for Shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each 12 month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to shareholders and is subject to certain limitations.

  An exchange of Shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the Shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned Shares will be measured from the date the shareholder acquired the original Shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and Class of Shares and either writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (7:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Shares received in the exchange. If such redemption occurs within 90 days after the purchase of such Shares, to the extent a sales charge that would otherwise apply to the Shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A Shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the Shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information contact Goldman Sachs at the number set forth on the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept, on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share (adjusted for any applicable sales charge) next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If Shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange Shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Shares of the Funds and other Goldman Sachs Funds (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time their customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLANS--CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of the Funds' Class A, Class B and Class C Shares, has adopted distribution plans pursuant to Rule 12b-1 under the Act (each a "Distribution Plan"). Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively, of such Fund. Currently, Goldman Sachs has voluntarily agreed to limit the amount of such fees to 0.24% and 0.21% of average daily net assets attributable to Class A shares of the International Equity and Asia Growth Funds. As of the date of this Prospectus, Goldman Sachs has no intention of modifying or discontinuing such waivers, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1998 paid by the International Equity and Asia Growth Funds to Goldman Sachs was 0.22% and 0.21%, respectively with respect to each Fund's Class A Shares. The average rate paid for all other Funds' Class A Shares was 0.25%. The average rate for the fiscal year ended January 31, 1998 paid by the Funds offering Class B and Class C Shares was 0.75%. As of January 31, 1998, the Japanese Equity and International Small Cap Funds had not commenced operations.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C Shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Distribution Plans include: compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives; commissions paid to Authorized Dealers; allocable overhead; telephone and travel expenses; the printing of prospectuses for prospective shareholders; preparation and distribution of sales literature; advertising of any type; and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares. If the fees received by Goldman Sachs pursuant to the Distribution Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are subject to approval annually by the Trustees. The aggregate compensation that may be received under the Distribution Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the Shares have been held for one year. Goldman Sachs pays the distribution fee on a quarterly basis.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C Shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C Shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their Shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended January 31, 1998, each Fund paid Authorized Dealer service fees at the foregoing rate for each Fund's Class A, Class B and Class C Shares.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the Shares have been held for one year. Goldman Sachs pays the service fee on a quarterly basis.

                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its Shares upon request of a shareholder on any Business Day at the NAV next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three Business Days of receipt of a properly executed request. If the Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Shares. This may take up to 15 days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of Shares for amounts up to $50,000 within any seven calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of Shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total of one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in Shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.

                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding Shares will, at the election of each shareholder, be paid in (i) cash; (ii) additional Shares of the same Class of the Fund or (iii) Shares of the same or an equivalent class of other Goldman Sachs Funds or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Shares or units of the Fund or another Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends at least annually. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. The investment performance of the Class A, Class B and Class C Shares will be affected by the payment of a sales charge, distribution fees and other Class specific expenses. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  As of April 3, 1998, Goldman Sachs CORE International Equity Omnibus A/C-Growth and Income Strategy, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 29.1% of CORE International Equity Fund's outstanding Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gains, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets, the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional Shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time Shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if the investor's purchases within 13 months plus the value of Shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of Shares registered in the investor's name. All income dividends and capital gains distributions on escrowed Shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed Shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his or her attorney to surrender for redemption any or all escrowed Shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed Shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP

INDEPENDENT PUBLIC ACCOUNTANTS

225 FRANKLIN STREET

BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384

EQ PROABC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
INTERNATIONAL

EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1998
         GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS INSTITUTIONAL SHARES

GOLDMAN SACHS CORE INTERNATIONAL    GOLDMAN SACHS INTERNATIONAL
EQUITY FUND                         SMALL CAP FUND
 Seeks long-term growth of cap-       Seeks long-term capital appre-
 ital through a broadly diver-        ciation through investments in
 sified portfolio of equity se-       equity securities of companies
 curities of large cap compa-         with public stock market capi-
 nies that are organized out-         talizations of $1 billion or
 side the U.S. or whose securi-       less at the time of investment
 ties are principally traded          that are organized outside the
 outside the U.S.                     U.S. or whose securities are
                                      principally traded outside the
                                      U.S.

GOLDMAN SACHS INTERNATIONAL EQ-
UITY FUND
 Seeks long-term capital appre-     GOLDMAN SACHS EMERGING MARKETS
 ciation through investments in     EQUITY FUND
 equity securities of companies       Seeks long-term capital appre-
 that are organized outside the       ciation through investments in
 U.S. or whose securities are         equity securities of emerging
 principally traded outside the       country issuers.
 U.S.

                                    GOLDMAN SACHS ASIA GROWTH FUND
GOLDMAN SACHS JAPANESE EQUITY         Seeks long-term capital appre-
FUND                                  ciation through investments in
 Seeks long-term capital appre-       equity securities of companies
 ciation through investments in       related (in the manner de-
 equity securities of Japanese        scribed herein) to Asian coun-
 companies.                           tries.

                               -----------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Goldman Sachs CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Financial Highlights...............    8
Investment Objectives and Policies.   12
Description of Securities..........   17
Investment Techniques..............   21
Risk Factors.......................   24
Investment Restrictions............   28
Portfolio Turnover.................   28
Management.........................   28
Expenses...........................   33

                                     PAGE
                                     ----
Net Asset Value....................   33
Performance Information............   34
Shares of the Trust................   34
Taxation...........................   35
Additional Information.............   36
Reports to Shareholders............   37
Dividends..........................   37
Purchase of Institutional Shares...   37
Exchange Privilege.................   40
Redemption of Institutional Shares.   40
Appendix ..........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

------------------------------------------------------------------------------------------
                   INVESTMENT
 FUND NAME         OBJECTIVES            INVESTMENT CRITERIA               BENCHMARK
------------     --------------        -----------------------           -------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australasia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.
------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 SMALL CAP      capital           total assets in equity securities of     Capital
 FUND           appreciation.     companies with public stock market       International
                                  capitalizations of $1 billion or less    EAFE Small Cap
                                  at the time of investment that are       Index
                                  organized outside the United States or
                                  whose securities are principally traded
                                  outside the United States. The Fund may
                                  employ currency management techniques.


                                                                     (continued)

----------------------------------------------------------------------------------------
              INVESTMENT
 FUND NAME   OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ----------   ----------               -------------------                ---------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           total assets in equity securities        Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines,  Singapore,   Free ex-Japan
                               South Korea, Sri Lanka, Taiwan,          Index
                               Thailand and other Asian countries.
                               The Fund may employ certain currency
                               management techniques.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and, therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 or $10,000,000 (depending upon an investor's eligibility) in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  Recordholders of Institutional Shares may receive dividends and distributions in additional Institutional Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                                  CORE                    INT'L  EMERGING
                                  INT'L  INT'L  JAPANESE  SMALL  MARKETS   ASIA
                                 EQUITY  EQUITY  EQUITY    CAP    EQUITY  GROWTH
                                 FUND/1/  FUND  FUND/1/  FUND/1/ FUND/1/   FUND
                                 ------- ------ -------- ------- -------- ------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge Imposed
  on Purchases.................   None    None    None    None     None    None
 Maximum Sales Charge Imposed
  on Reinvested Dividends......   None    None    None    None     None    None
 Redemption Fees...............   None    None    None    None     None    None
 Exchange Fees.................   None    None    None    None     None    None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average
 daily net assets)
 Management Fees (after
  applicable limitations)/2/...   0.75%   0.90%   0.90%   1.10%    1.10%   0.86%
 Distribution (Rule 12b-1)
  Fees.........................   None    None    None    None     None    None
 Other Expenses (after
  applicable limitations)/3/...   0.25%   0.18%   0.10%   0.30%    0.20%   0.25%
                                  ----    ----    ----    ----     ----    ----
 TOTAL FUND OPERATING EXPENSES
  (AFTER FEE AND EXPENSE
  LIMITATIONS)/4/..............   1.00%   1.08%   1.00%   1.40%    1.30%   1.11%
                                  ====    ====    ====    ====     ====    ====

---------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Adviser voluntarily have agreed not to impose a portion of the management fee on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/3/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the International Equity, Emerging Markets Equity and Asia Growth Funds)) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................   0.25%
      International Equity.............................................   0.20%
      Japanese Equity .................................................   0.10%
      International Small Cap..........................................   0.30%
      Emerging Markets Equity..........................................   0.16%
      Asia Growth......................................................   0.24%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional Shares of the International Equity and Asia Growth Funds for the fiscal year ended January 31, 1998, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Equity...................................   0.18%    1.18%
      Asia Growth............................................   0.31%    1.31%

 In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the CORE International Equity, Emerging Markets Equity, Japanese Equity and International Small Cap Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................   0.64%    1.49%
      Emerging Markets Equity................................   0.34%    1.54%
      Japanese Equity........................................   0.79%    1.79%
      International Small Cap................................   0.74%    1.94%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a
 hypothetical $1,000 investment, assuming (1)
 a 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity.....................  $10     $32     n/a      n/a
International Equity..........................  $11     $34     $60     $132
Japanese Equity...............................  $10     $32     n/a      n/a
International Small Cap.......................  $14     $44     n/a      n/a
Emerging Markets Equity.......................  $13     $41     n/a      n/a
Asia Growth...................................  $11     $35     $61     $135

  As of the date of this Prospectus, the Investment Adviser and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Institutions that invest in Institutional Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain institutions may also receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Shares of the Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                                                           CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

                                        INCOME FROM                              DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           -------------------------------------- -----------------------------------------------
                                                                                          FROM NET   IN EXCESS OF
                                                     NET REALIZED                         REALIZED   NET REALIZED
                                                         AND                              GAIN ON      GAIN ON       NET
                                                      UNREALIZED                         INVESTMENT   INVESTMENT   INCREASE
                 NET ASSET    NET      NET REALIZED  GAIN (LOSS)             IN EXCESS  AND FOREIGN  AND FOREIGN  (DECREASE)
                  VALUE,   INVESTMENT AND UNREALIZED ON CURRENCY   FROM NET    OF NET     CURRENCY     CURRENCY     IN NET
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   RELATED      RELATED      ASSET
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE
                 --------- ---------- -------------- ------------ ---------- ---------- ------------ ------------ ----------
                                                                                                INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99         $(0.95)     $  --      $(0.30)     $(0.88)      $(0.36)     $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96          (0.94)        --       (0.25)      (0.47)       (0.76)      0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)          0.65         --       (0.38)         --        (1.24)     (3.04)
1998--Institu-
tional Shares...   19.40      0.10         3.09          (0.98)     (0.07)      (0.33)      (0.97)       (0.27)      0.57
1998--Service
Shares..........   19.34      0.02         3.02          (0.96)        --       (0.35)      (0.18)       (1.05)      0.50
1997--Class A
Shares..........   17.20      0.10         3.51          (1.28)        --          --       (0.21)          --       2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94          (0.34)        --          --       (0.21)          --       0.33
1997--Institu-
tional
Shares(b).......   17.45      0.04         3.39          (1.24)     (0.03)         --       (0.21)          --       1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95          (1.08)        --          --       (0.21)          --       1.64
1996--Class A
Shares..........   14.52      0.13         2.58           1.42      (0.58)         --       (0.87)          --       2.68
1995--Class A
Shares..........   18.10      0.06        (3.04)         (0.01)        --          --       (0.59)          --      (3.58)
1994--Class A
Shares..........   14.35      0.05         4.08          (0.38)        --          --          --           --       3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29          (0.11)        --          --          --           --       0.17
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                                OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                          -----------------------
                                                            NET    RATIO OF   RATIO OF
                                                           ASSETS    NET        NET       RATIO OF    RATIO OF
                  NET                                      AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                 ASSET                                       OF       TO       INCOME        TO      INVESTMENT
                 VALUE,              PORTFOLIO  AVERAGE    PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                 END OF   TOTAL      TURNOVER  COMMISSION   (IN      NET      AVERAGE       NET      TO AVERAGE
                 PERIOD RETURN(A)      RATE     RATE(F)    000S)    ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------ ------------ --------- ---------- -------- --------- ------------ --------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares.......... $19.85   11.12%       40.82%    $.0207   $697,590   1.67%     (0.27)%      1.80%       (0.40)%
1998--Class B
Shares..........  19.70   10.51        40.82      .0207     55,324   2.20      (0.90)       2.30        (1.00)
1998--Class C
Shares(b).......  19.56   (5.92)(d)    40.82      .0207      3,369   2.27(c)   (1.43)(c)    2.37(c)     (1.53)(c)
1998--Institu-
tional Shares...  19.97   11.82        40.82      .0207     56,263   1.08       0.30        1.18         0.20
1998--Service
Shares..........  19.84   11.25        40.82      .0207      3,035   1.55      (0.36)       1.65        (0.46)
1997--Class A
Shares..........  19.32   13.48        38.01      .0318    536,283   1.69      (0.07)       1.88        (0.26)
1997--Class B
Shares(b).......  19.24    2.83(d)     38.01      .0318     19,198   2.23(c)   (0.97)(c)    2.38(c)     (1.12)(c)
1997--Institu-
tional
Shares(b).......  19.40   12.53(d)     38.01      .0318     68,374   1.10(c)    0.43(c)     1.25(c)      0.28(c)
1997--Service
Shares(b).......  19.34   10.42(d)     38.01      .0318        674   1.60(c)   (0.40)(c)    1.75(c)     (0.55)(c)
1996--Class A
Shares..........  17.20   28.68        68.48         --    330,860   1.52       0.26        1.77         0.01
1995--Class A
Shares..........  14.52  (16.65)       84.54         --    275,086   1.73       0.40        1.98         0.15
1994--Class A
Shares..........  18.10   26.13        60.04         --    269,091   1.76       0.51        2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......  14.35    1.23(d)      0.00         --     66,063   1.80(c)   (0.42)(c)    2.58(c)     (1.20)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME FROM
                                     INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------ -----------------------------------
                                                        NET REALIZED                FROM NET
                  NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                   VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                  BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET VALUE, END
                  OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD
                  --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                                                                      EMERGING MARKETS EQUITY FUND
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......   $10.00      $ --        $(0.11)         $(0.20)         --           --          --        $(0.31)     $9.69
1998 -- Class B
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
1998 -- Class C
Shares(b).......    10.00        --         (0.10)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Institu-
tional
Shares(b).......    10.00      0.01         (0.11)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Service
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
                                                                                              RATIOS ASSUMING NO
                                                                                               VOLUNTARY WAIVER
                                                                                                   OF FEES
                                                                                            OR EXPENSE LIMITATIONS
                                                                                           ---------------------------
                                                                               RATIO OF                 RATIO OF NET
                                                    NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                  RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                  ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......    (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)     5.88%(c)     (3.43)%(c)
1998 -- Class B
Shares(b).......    (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)      6.39(c)      (3.93)(c)
1998 -- Class C
Shares(b).......    (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998 -- Institu-
tional
Shares(b).......    (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)      5.28(c)      (3.18)(c)
1998 -- Service
Shares(b).......    (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

 ------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.

 (c) Annualized.

 (d) Not annualized.

 (e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED                          FROM NET      NET
                                                     AND UNREALIZED                         REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED    ON FOREIGN              IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54(c)     1.26(c)      0.38 (c)
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.

                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the

Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the assets of the Asia Growth Fund were invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of March 23, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                             YEARS
                                                             PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY       RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------       ----------- ----------------------------
  Robert A. Beckwitt               Portfolio Manager--          Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity      1997       Investment Adviser in
   Co-Head Emerging Market                                                 1996. From 1986 to 1996,
   Equities                                                                he was Chief Investment
                                                                           Strategist-Portfolio
                                                                           Adviser to high net
                                                                           worth investors at
                                                                           Fidelity Investments.
-----------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--          Since      Mr. Bennett joined the
   Vice President                  International Equity         1997       Investment Adviser in
                                   Japanese Equity              1998       1996 and is also co-head
                                                                           of our Japanese Equity
                                                                           Group in Tokyo. From
                                                                           1984 to 1996, he was a
                                                                           portfolio manager and an
                                                                           Executive Director at
                                                                           CIN Management.
-----------------------------------------------------------------------------------------------------
  Kent A. Clark                    Portfolio Manager--          Since      Mr. Clark joined the
   Vice President                  CORE International Equity    1997       Investment Adviser in
                                                                           1992.
-----------------------------------------------------------------------------------------------------
  Ivor H. Farman                   Portfolio Manager--          Since      Mr. Farman joined the
   Executive Director              International Equity         1996       Investment Adviser in
                                                                           1996. From 1995 to 1996,
                                                                           he was responsible for
                                                                           originating and
                                                                           marketing French equity
                                                                           ideas at Exane in Paris.
                                                                           From 1994 to 1995, he
                                                                           was engaged in French
                                                                           equity research and
                                                                           marketing at Banque
                                                                           Nationale de Paris and
                                                                           Schroders in London.
-----------------------------------------------------------------------------------------------------
  James P. Hordern                 Portfolio Manager--          Since      Mr. Hordern joined the
   Executive Director              International Small Cap      1998       Investment Adviser in
                                                                           1997. From 1991 to 1997,
                                                                           he was an Assistant
                                                                           Director and portfolio
                                                                           manager at Mercury Asset
                                                                           Management on the
                                                                           European Specialist
                                                                           Team.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE        FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        -----------        ----------------------------
  Robert C. Jones         Senior Portfolio Manager--    Since    Mr. Jones joined the Investment Adviser in
   Managing Director      CORE International Equity     1997     1989. From 1987 to 1989, he was the senior
                                                                 quantitative analyst in the Goldman, Sachs
                                                                 & Co. Investment Research Department.
-----------------------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since    Ms. Lui joined the Investment Adviser
   Vice President         Asia Growth                   1994     in 1990. Prior to 1990, she was a
                                                                 management consultant with Andersen
                                                                 Consulting in Hong Kong.
-----------------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi  Portfolio Manager--           Since    Mr. Lunghi joined the Investment Adviser
   Executive Director     International Equity          1996     in 1996. From 1990 to 1996, he was at CIN
                                                                 Management, where his responsibilities
                                                                 included European equity fund management
                                                                 as well as active quantitative techniques
                                                                 and risk management.
-----------------------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since    Mr. Maeda joined the Investment Adviser in
   Managing Director      International Equity          1994     1994. From 1987 to 1994, he worked at
                          International Small Cap       1998     Nomura Investment Management Incorporated
                          Japanese Equity               1998     as a Senior Portfolio Manager.
-----------------------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since    Mr. Negus joined the Investment Adviser in
   Managing Director and  Asia Growth                   1994     1994. From 1987 to 1994, he was a Vice
   Co-Head Emerging       Portfolio Manager--                    President of Bankers Trust Australia Ltd
   Market                 International Equity          1994     where he was the Chief Investment Officer
   Equities               Emerging Markets Equity       1997     of their Southeast Asian investment team.
                          International Small Cap       1998     He is also a member of Goldman Sachs Asset
                                                                 Management's global asset allocation
                                                                 committee.
-----------------------------------------------------------------------------------------------------------
  Victor H. Pinter        Portfolio Manager--           Since    Mr. Pinter joined the Investment Adviser
   Vice President         CORE International Equity     1997     in 1990. From 1985 to 1990, he was a
                                                                 project manager in the Information
                                                                 Technology Division of the Investment
                                                                 Adviser.
-----------------------------------------------------------------------------------------------------------
  Ramakrishna Shankar     Portfolio Manager--           Since    Mr. Shankar joined the Investment Adviser
   Vice President         Asia Growth                   1997     in 1997. From July 1996 to 1997, he worked
                                                                 for Goldman, Sachs & Co. in Singapore as a
                                                                 strategic advisor for transactions
                                                                 involving infrastructure industries in
                                                                 Asia. From 1988
                                                                 to 1996, he worked at Goldman, Sachs & Co.
                                                                 as an investment banker in the Investment
                                                                 Banking Division.
-----------------------------------------------------------------------------------------------------------
  Miyako Shibamoto        Portfolio Manager--           Since    Ms. Shibamoto joined the Japanese Equity
   Vice President         Japanese Equity               1998     team in March 1998. From 1993 to 1998, she
                                                                 was a Vice President at Scudder Stevens
                                                                 and Clark (Japan).
-----------------------------------------------------------------------------------------------------------
  Robert Stewart          Portfolio Manager--           Since    Mr. Stewart joined the Investment Adviser
   Vice President         Japanese Equity               1998     in 1996. From 1994 to 1996, he was at CIN
                                                                 Management as a portfolio manager,
                                                                 managing Japanese equities.

                                       YEARS
                                       PRIMARILY
  NAME AND TITLE  FUND RESPONSIBILITY  RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  --------------  -------------------  ----------- ----------------------------
  Takeya Suzuki   Portfolio Manager--     Since      Mr. Suzuki joined the
   Vice President Japanese Equity         1998       Investment Adviser in
                                                     1996. From 1990 to 1996,
                                                     he was a Japanese equity
                                                     portfolio manager at
                                                     Nomura Investment
                                                     Management where he
                                                     actively managed assets
                                                     for US pension funds.
-------------------------------------------------------------------------------
  Karma Wilson    Portfolio Manager--     Since      Ms. Wilson joined the
   Vice President Asia Growth             1995       Investment Adviser in
                  International Equity    1997       1994. From 1992 to 1994,
                                                     she was employed at
                                                     Bankers Trust Australia
                                                     Ltd where she was a
                                                     senior analyst in the
                                                     South East Asia
                                                     Investment Team.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     CORE International Equity ................    0.85%           0.75%
     GSAMI
     International Equity......................    1.00%           0.90%
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%           1.10%
     Asia Growth...............................    1.00%           0.86%

---------------------

*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of International Equity, Emerging Markets Equity and Asia Growth Funds, transfer agency fees) to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the International Equity and Asia Growth Funds with respect to Institutional or Service shares. Goldman Sachs is entitled to receive a transfer agency fee from the Emerging Markets Equity Fund equal to 0.04% of the average daily net assets of the Institutional and Service shares of such Fund. Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency costs borne by the Fund. These costs are equal to $12,000 per year per Class plus $7.50 per account and out-of-pocket and transaction-related expenses for Class A, B and C Shares plus 0.04% of the average daily net assets of the Institutional and Service classes. Shares of a Fund may also bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.

                                NET ASSET VALUE

  The NAV per share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance data which are based on the NAV per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their shares.

  As of April 3, 1998, Goldman Sachs CORE International Equity Fund Omnibus A/C - Growth and Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 29.1% CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gain, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets, the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION


  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS

  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplications, only one copy of such reports may be sent to Recordholders with the same mailing address. Recordholders of Institutional Shares who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs as provided below. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS

  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES

  Institutional Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order. No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time,

4:00 p.m. 037-380New York time) as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within 3 Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  Institutional Shares of the Fund are offered to: (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000.

  The foregoing minimum investment requirements may be waived at the discretion of the Trust's officers. In addition, the minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Trust may authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Funds and their Share Classes.


  The Investment Adviser, Distributor, and/or their affiliates, may pay other compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any Shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give 60 days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for: (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES

  The Funds will redeem their Institutional Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to 15 days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP

INDEPENDENT PUBLIC ACCOUNTANTS

225 FRANKLIN STREET

BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROINST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
INTERNATIONAL
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



[LOGO OF
 GOLDMAN SACHS
 APPEARS HERE]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1998
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                                 SERVICE SHARES


GOLDMAN SACHS CORE INTERNATIONAL    GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
EQUITY FUND                           Seeks long-term capital appreciation
 Seeks long term growth of cap-       through investments in equity securities
 ital through a broadly diver-        of companies with public stock market
 sified portfolio of equity se-       capitalizations of $1 billion or less at
 curities of large cap compa-         the time of investment that are orga-
 nies that are organized out-         nized outside the U.S. or whose securi-
 side the U.S. or whose securi-       ties are principally traded outside the
 ties are principally traded          U.S.
 outside the U.S.
                                    GOLDMAN SACHS EMERGING MARKETS
GOLDMAN SACHS INTERNATIONAL         EQUITY FUND
EQUITY FUND                           Seeks long-term capital appreciation
 Seeks long-term capital appre-       through investments in equity securities
 ciation through investments in       of emerging country issuers.
 equity securities of companies
 that are organized outside the     GOLDMAN SACHS ASIA GROWTH FUND
 U.S. or whose securities are         Seeks long-term capital appreciation
 principally traded outside the       through investments in equity securities
 U.S.                                 of companies related (in the manner de-
                                      scribed herein) to Asian countries.
GOLDMAN SACHS JAPANESE EQUITY
FUND
 Seeks long-term capital appre-
 ciation through investments in
 equity securities of Japanese
 companies.

                                 -------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE                                   PAGE
                                     ----                                   ----
Fund Highlights....................    3     Performance Information.......  34
Fees and Expenses..................    6     Shares of the Trust...........  34
Financial Highlights...............    8     Taxation......................  35
Investment Objectives and Policies.   12     Additional Information........  36
Description of Securities..........   17     Additional Services...........  37
Investment Techniques..............   21     Reports to Shareholders.......  38
Risk Factors.......................   24     Dividends.....................  38
Investment Restrictions............   28     Purchase of Service Shares....  39
Portfolio Turnover.................   28     Exchange Privilege............  40
Management.........................   28     Redemption of Service Shares..  40
Expenses...........................   33     Appendix...................... A-1
Net Asset Value....................   33

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                   INVESTMENT
 FUND NAME         OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
--------------  ----------------  ---------------------------------------  ----------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australasia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 SMALL CAP      capital           total assets in equity securities of     Capital
 FUND           appreciation.     companies with public stock market       International
                                  capitalizations of $1 billion or less    EAFE Small Cap
                                  at the time of investment that are       Index
                                  organized outside the United States or
                                  whose securities are principally traded
                                  outside the United States. The Fund may
                                  employ currency management techniques.


                                                                     (continued)

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
------------ ----------------  ---------------------------------------  ----------------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           its total assets in equity securities    Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines, Singapore,    Free ex-Japan
                               South Korea, Sri Lanka, Taiwan,          Index
                               Thailand and other Asian countries.
                               The Fund may employ certain currency
                               management techniques.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and, therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of

March 23, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE International Equity.............          Annually             Annually
International Equity..................          Annually             Annually
Japanese Equity.......................          Annually             Annually
International Small Cap...............          Annually             Annually
Emerging Markets Equity...............          Annually             Annually
Asia Growth...........................          Annually             Annually

  Recordholders of Service Shares may receive dividends and distributions in additional Service Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                            CORE                    INT'L  EMERGING
                            INT'L  INT'L  JAPANESE  SMALL  MARKETS     ASIA
                           EQUITY  EQUITY  EQUITY    CAP    EQUITY    GROWTH
                           FUND/1/  FUND  FUND/1/  FUND/1/ FUND/1/  FUND/1/,/6/
                           ------- ------ -------- ------- -------- -----------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases....  None    None    None    None     None      None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends...............  None    None    None    None     None      None
 Redemption Fees..........  None    None    None    None     None      None
 Exchange Fees............  None    None    None    None     None      None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)/2/.........  0.75%   0.90%   0.90%   1.10%    1.10%     0.86%
 Service Fees/5/..........  0.50%   0.50%   0.50%   0.50%    0.50%     0.50%
 Other Expenses (after
  applicable limita-
  tions)/3/...............  0.25%   0.15%   0.10%   0.30%    0.20%     0.24%
                            ----    ----    ----    ----     ----      ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER FEE AND
  EXPENSE
  LIMITATIONS)/4/.........  1.50%   1.55%   1.50%   1.90%    1.80%     1.60%
                            ====    ====    ====    ====     ====      ====

---------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Adviser voluntarily has agreed not to impose a portion of the management fee on the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds equal to 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.85%, 1.00%, 1.00%, 1.20%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/3/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the International Equity, Emerging Markets Equity and Asia Growth Funds)) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                               OTHER
                                                              EXPENSES
                                                              --------
      CORE International Equity..............................  0.25%
      International Equity...................................  0.20%
      Japanese Equity........................................  0.10%
      International Small Cap................................  0.30%
      Emerging Markets Equity................................  0.16%
      Asia Growth............................................  0.24%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" for the Service Shares of the International Equity
    Fund for the fiscal year ended January 31, 1998, would have been as follows:
                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Equity...................................  0.15%     1.65%

In addition, without the limitations described above, "Other Expenses" and
"Total Operating Expenses" of the Service Shares of the CORE International
Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and
Asia Growth Funds for the current fiscal year are estimated to be as follows:
                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................  0.64%     1.99%
      Emerging Markets Equity................................  0.34%     2.04%
      Japanese Equity........................................  0.79%     2.29%
      International Small Cap................................  0.74%     2.44%
      Asia Growth............................................  0.31%     1.81%
/5/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.
/6/ Service Shares had not commenced operations as of the date of this
    Prospectus.

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a
 hypothetical $1,000 investment, assuming (1)
 a 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity.....................  $15     $47     n/a      n/a
International Equity..........................  $16     $49    $ 84     $185
Japanese Equity...............................  $15     $47     n/a      n/a
International Small Cap.......................  $19     $60     n/a      n/a
Emerging Markets Equity.......................  $18     $57     n/a      n/a
Asia Growth...................................  $16     $50    $ 87     $190

  As of the date of this Prospectus, the Investment Adviser and Goldman Sachs have no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  In addition to the compensation itemized above, certain Service
Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Additional Services" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Shares of the Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                                                           CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Commenced operations on August 15, 1997.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

                                        INCOME FROM                              DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           -------------------------------------- -----------------------------------------------
                                                                                          FROM NET   IN EXCESS OF
                                                     NET REALIZED                         REALIZED   NET REALIZED
                                                         AND                              GAIN ON      GAIN ON       NET
                                                      UNREALIZED                         INVESTMENT   INVESTMENT   INCREASE
                 NET ASSET    NET      NET REALIZED  GAIN (LOSS)             IN EXCESS  AND FOREIGN  AND FOREIGN  (DECREASE)
                  VALUE,   INVESTMENT AND UNREALIZED ON CURRENCY   FROM NET    OF NET     CURRENCY     CURRENCY     IN NET
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   RELATED      RELATED      ASSET
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE
                 --------- ---------- -------------- ------------ ---------- ---------- ------------ ------------ ----------
                                                                                                INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99         $(0.95)     $  --      $(0.30)     $(0.88)      $(0.36)     $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96          (0.94)        --       (0.25)      (0.47)       (0.76)      0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)          0.65         --       (0.38)         --        (1.24)     (3.04)
1998--Institu-
tional Shares...   19.40      0.10         3.09          (0.98)     (0.07)      (0.33)      (0.97)       (0.27)      0.57
1998--Service
Shares..........   19.34      0.02         3.02          (0.96)        --       (0.35)      (0.18)       (1.05)      0.50
1997--Class A
Shares..........   17.20      0.10         3.51          (1.28)        --          --       (0.21)          --       2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94          (0.34)        --          --       (0.21)          --       0.33
1997--Institu-
tional
Shares(b).......   17.45      0.04         3.39          (1.24)     (0.03)         --       (0.21)          --       1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95          (1.08)        --          --       (0.21)          --       1.64
1996--Class A
Shares..........   14.52      0.13         2.58           1.42      (0.58)         --       (0.87)          --       2.68
1995--Class A
Shares..........   18.10      0.06        (3.04)         (0.01)        --          --       (0.59)          --      (3.58)
1994--Class A
Shares..........   14.35      0.05         4.08          (0.38)        --          --          --           --       3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29          (0.11)        --          --          --           --       0.17
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                                OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                          -----------------------
                                                            NET    RATIO OF   RATIO OF
                                                           ASSETS    NET        NET       RATIO OF    RATIO OF
                  NET                                      AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                 ASSET                                       OF       TO       INCOME        TO      INVESTMENT
                 VALUE,              PORTFOLIO  AVERAGE    PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                 END OF   TOTAL      TURNOVER  COMMISSION   (IN      NET      AVERAGE       NET      TO AVERAGE
                 PERIOD RETURN(A)      RATE     RATE(F)    000S)    ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------ ------------ --------- ---------- -------- --------- ------------ --------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares.......... $19.85   11.12%       40.82%    $.0207   $697,590   1.67%     (0.27)%      1.80%       (0.40)%
1998--Class B
Shares..........  19.70   10.51        40.82      .0207     55,324   2.20      (0.90)       2.30        (1.00)
1998--Class C
Shares(b).......  19.56   (5.92)(d)    40.82      .0207      3,369   2.27(c)   (1.43)(c)    2.37(c)     (1.53)(c)
1998--Institu-
tional Shares...  19.97   11.82        40.82      .0207     56,263   1.08       0.30        1.18         0.20
1998--Service
Shares..........  19.84   11.25        40.82      .0207      3,035   1.55      (0.36)       1.65        (0.46)
1997--Class A
Shares..........  19.32   13.48        38.01      .0318    536,283   1.69      (0.07)       1.88        (0.26)
1997--Class B
Shares(b).......  19.24    2.83(d)     38.01      .0318     19,198   2.23(c)   (0.97)(c)    2.38(c)     (1.12)(c)
1997--Institu-
tional
Shares(b).......  19.40   12.53(d)     38.01      .0318     68,374   1.10(c)    0.43(c)     1.25(c)      0.28(c)
1997--Service
Shares(b).......  19.34   10.42(d)     38.01      .0318        674   1.60(c)   (0.40)(c)    1.75(c)     (0.55)(c)
1996--Class A
Shares..........  17.20   28.68        68.48         --    330,860   1.52       0.26        1.77         0.01
1995--Class A
Shares..........  14.52  (16.65)       84.54         --    275,086   1.73       0.40        1.98         0.15
1994--Class A
Shares..........  18.10   26.13        60.04         --    269,091   1.76       0.51        2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......  14.35    1.23(d)      0.00         --     66,063   1.80(c)   (0.42)(c)    2.58(c)     (1.20)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME FROM
                                     INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------ -----------------------------------
                                                        NET REALIZED                FROM NET
                  NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                   VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                  BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET VALUE, END
                  OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD
                  --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                                                                      EMERGING MARKETS EQUITY FUND
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......   $10.00      $ --        $(0.11)         $(0.20)         --           --          --        $(0.31)     $9.69
1998 -- Class B
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
1998 -- Class C
Shares(b).......    10.00        --         (0.10)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Institu-
tional
Shares(b).......    10.00      0.01         (0.11)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Service
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
                                                                                              RATIOS ASSUMING NO
                                                                                               VOLUNTARY WAIVER
                                                                                                   OF FEES
                                                                                            OR EXPENSE LIMITATIONS
                                                                                           ---------------------------
                                                                               RATIO OF                 RATIO OF NET
                                                    NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                  RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                  ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......    (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)     5.88%(c)     (3.43)%(c)
1998 -- Class B
Shares(b).......    (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)      6.39(c)      (3.93)(c)
1998 -- Class C
Shares(b).......    (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998 -- Institu-
tional
Shares(b).......    (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)      5.28(c)      (3.18)(c)
1998 -- Service
Shares(b).......    (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

 ------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.

 (c) Annualized.

 (d) Not annualized.

 (e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED                          FROM NET      NET
                                                     AND UNREALIZED                         REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED    ON FOREIGN              IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54(c)     1.26(c)      0.38 (c)
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.

(c) Annualized.

(d) Not annualized.

(e) Includes the balancing effect of calculating per share amounts.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.

                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the

Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary settlement period. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the assets of the Asia Growth Fund were invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of March 23, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $153 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                             YEARS
                                                             PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY       RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------       ----------- ----------------------------
  Robert A. Beckwitt               Portfolio Manager--          Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity      1997       Investment Adviser in
   Co-Head Emerging Market                                                 1996. From 1986 to 1996,
   Equities                                                                he was Chief Investment
                                                                           Strategist-Portfolio
                                                                           Adviser to high net
                                                                           worth investors at
                                                                           Fidelity Investments.
-----------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--          Since      Mr. Bennett joined the
   Vice President                  International Equity         1997       Investment Adviser in
                                   Japanese Equity              1998       1996 and is also co-head
                                                                           of our Japanese Equity
                                                                           Group in Tokyo. From
                                                                           1984 to 1996, he was a
                                                                           portfolio manager and an
                                                                           Executive Director at
                                                                           CIN Management.
-----------------------------------------------------------------------------------------------------
  Kent A. Clark                    Portfolio Manager--          Since      Mr. Clark joined the
   Vice President                  CORE International Equity    1997       Investment Adviser in
                                                                           1992.
-----------------------------------------------------------------------------------------------------
  Ivor H. Farman                   Portfolio Manager--          Since      Mr. Farman joined the
   Executive Director              International Equity         1996       Investment Adviser in
                                                                           1996. From 1995 to 1996,
                                                                           he was responsible for
                                                                           originating and
                                                                           marketing French equity
                                                                           ideas at Exane in Paris.
                                                                           From 1994 to 1995, he
                                                                           was engaged in French
                                                                           equity research and
                                                                           marketing at Banque
                                                                           Nationale de Paris and
                                                                           Schroders in London.
-----------------------------------------------------------------------------------------------------
  James P. Hordern                 Portfolio Manager--          Since      Mr. Hordern joined the
   Executive Director              International Small Cap      1998       Investment Adviser in
                                                                           1997. From 1991 to 1997,
                                                                           he was an Assistant
                                                                           Director and portfolio
                                                                           manager at Mercury Asset
                                                                           Management on the
                                                                           European Specialist
                                                                           Team.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE        FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        -----------        ----------------------------
  Robert C. Jones         Senior Portfolio Manager--    Since    Mr. Jones joined the Investment Adviser in
   Managing Director      CORE International Equity     1997     1989. From 1987 to 1989, he was the senior
                                                                 quantitative analyst in the Goldman, Sachs
                                                                 & Co. Investment Research Department.
-----------------------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since    Ms. Lui joined the Investment Adviser
   Vice President         Asia Growth                   1994     in 1990. Prior to 1990, she was a
                                                                 management consultant with Andersen
                                                                 Consulting in Hong Kong.
-----------------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi  Portfolio Manager--           Since    Mr. Lunghi joined the Investment Adviser
   Executive Director     International Equity          1996     in 1996. From 1990 to 1996, he was at CIN
                                                                 Management, where his responsibilities
                                                                 included European equity fund management
                                                                 as well as active quantitative techniques
                                                                 and risk management.
-----------------------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since    Mr. Maeda joined the Investment Adviser in
   Managing Director      International Equity          1994     1994. From 1987 to 1994, he worked at
                          International Small Cap       1998     Nomura Investment Management Incorporated
                          Japanese Equity               1998     as a Senior Portfolio Manager.
-----------------------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since    Mr. Negus joined the Investment Adviser in
   Managing Director and  Asia Growth                   1994     1994. From 1987 to 1994, he was a Vice
   Co-Head Emerging       Portfolio Manager--                    President of Bankers Trust Australia Ltd
   Market                 International Equity          1994     where he was the Chief Investment Officer
   Equities               Emerging Markets Equity       1997     of their Southeast Asian investment team.
                          International Small Cap       1998     He is also a member of Goldman Sachs Asset
                                                                 Management's global asset allocation
                                                                 committee.
-----------------------------------------------------------------------------------------------------------
  Victor H. Pinter        Portfolio Manager--           Since    Mr. Pinter joined the Investment Adviser
   Vice President         CORE International Equity     1997     in 1990. From 1985 to 1990, he was a
                                                                 project manager in the Information
                                                                 Technology Division of the Investment
                                                                 Adviser.
-----------------------------------------------------------------------------------------------------------
  Ramakrishna Shankar     Portfolio Manager--           Since    Mr. Shankar joined the Investment Adviser
   Vice President         Asia Growth                   1997     in 1997. From July 1996 to 1997, he worked
                                                                 for Goldman, Sachs & Co. in Singapore as a
                                                                 strategic advisor for transactions
                                                                 involving infrastructure industries in
                                                                 Asia. From 1988
                                                                 to 1996, he worked at Goldman, Sachs & Co.
                                                                 as an investment banker in the Investment
                                                                 Banking Division.
-----------------------------------------------------------------------------------------------------------
  Miyako Shibamoto        Portfolio Manager--           Since    Ms. Shibamoto joined the Japanese Equity
   Vice President         Japanese Equity               1998     team in March 1998. From 1993 to 1998, she
                                                                 was a Vice President at Scudder Stevens
                                                                 and Clark (Japan).
-----------------------------------------------------------------------------------------------------------
  Robert Stewart          Portfolio Manager--           Since    Mr. Stewart joined the Investment Adviser
   Vice President         Japanese Equity               1998     in 1996. From 1994 to 1996, he was at CIN
                                                                 Management as a portfolio manager,
                                                                 managing Japanese equities.

                                       YEARS
                                       PRIMARILY
  NAME AND TITLE  FUND RESPONSIBILITY  RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  --------------  -------------------  ----------- ----------------------------
  Takeya Suzuki   Portfolio Manager--     Since      Mr. Suzuki joined the
   Vice President Japanese Equity         1998       Investment Adviser in
                                                     1996. From 1990 to 1996,
                                                     he was a Japanese equity
                                                     portfolio manager at
                                                     Nomura Investment
                                                     Management where he
                                                     actively managed assets
                                                     for US pension funds.
-------------------------------------------------------------------------------
  Karma Wilson    Portfolio Manager--     Since      Ms. Wilson joined the
   Vice President Asia Growth             1995       Investment Adviser in
                  International Equity    1997       1994. From 1992 to 1994,
                                                     she was employed at
                                                     Bankers Trust Australia
                                                     Ltd where she was a
                                                     senior analyst in the
                                                     South East Asia
                                                     Investment Team.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     CORE International Equity ................    0.85%           0.75%
     GSAMI
     International Equity......................    1.00%           0.90%
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%           1.10%
     Asia Growth...............................    1.00%           0.86%

---------------------

*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify such voluntary limitations in the future at their discretion, although there is no current intention to do so.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of International Equity, Emerging Markets Equity and Asia Growth Funds, transfer agency fees) to the extent such expenses exceed 0.25%, 0.20%, 0.10%, 0.30%, 0.16% and 0.24% per annum of the average daily net assets of the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the International Equity and Asia Growth Funds with respect to Institutional or Service shares. Goldman Sachs is entitled to receive a transfer agency fee from the Emerging Markets Equity Fund equal to 0.04% of the average daily net assets of the Institutional and Service shares of such Fund. Goldman Sachs is entitled to receive a fee from the CORE International Equity, Japanese Equity and International Small Cap Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency costs borne by the Fund. These costs are equal to $12,000 per year per Class plus $7.50 per account and out-of-pocket and transaction-related expenses for Class A, B and C Shares plus 0.04% of the average daily net assets of the Institutional and Service classes. Shares of a Fund may also bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.

                                NET ASSET VALUE

  The NAV per share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance data which are based on the NAV per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the Japanese Equity, International Small Cap and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their shares.

  As of April 3, 1998, Goldman Sachs CORE International Equity Fund Omnibus A/C - Growth and Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 29.1% CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gain, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. Such long-term gain will constitute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets, the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION


  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf, purchase, redemption and exchange orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursu-ant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.

  The Investment Adviser, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  For the fiscal year ended January 31, 1998, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares for those Funds that had commenced operations.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with quarterly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or real-ized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized apprecia-tion may be taxable to the investor even if the NAV of the investor's Shares is, as a re-sult of the distributions, reduced below the cost of such Shares and the dis-tributions (or portions thereof) represent a return of a portion of the pur-chase price.


                           PURCHASE OF SERVICE SHARES

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Cur-rently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street Bank and Trust Company ("State Street"). In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs International Equity Funds-- Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Funds reserve the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The

Trust will give 60 days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient addi-tional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and des-ignated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds-- Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."

                          REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after the receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a de-scription of limited situations where a Service Organization or other interme-diary may be authorized to accept requests for the Funds.) If Service Shares to be re-deemed were recently purchased by check, a Fund may delay transmittal of re-demption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to 15 days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemp-tions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP

INDEPENDENT PUBLIC ACCOUNTANTS

225 FRANKLIN STREET

BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
INTERNATIONAL
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



[LOGO OF GOLDMAN SACHS APPEARS HERE]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS

     , 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                            CLASS A, B AND C SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of
Additional Information (the "Additional Statement"), dated      , 1998,
containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Investment Objectives and Policies.    8
Description of Securities..........    9
Investment Techniques..............   11
Risk Factors.......................   14
Investment Restrictions............   15
Portfolio Turnover.................   15
Management.........................   16
Reports to Shareholders............   18
How to Invest......................   19

                                     PAGE
                                     ----
Services Available to Shareholders.   25
Distribution and Authorized Dealer
 Service Plans.....................   28
How to Sell Shares of the Fund.....   29
Dividends..........................   30
Net Asset Value....................   31
Performance Information............   32
Shares of the Trust................   32
Taxation...........................   33
Additional Information.............   34
Appendix ..........................  A-1
Account Application

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). The Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objectives will be achieved. For a complete description of the Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

  INVESTMENT OBJECTIVES                    Total return comprised of long-term
                                           growth of capital and dividend income.
----------------------------------------------------------------------------------
  INVESTMENT CRITERIA                      Substantially all, and at least 80%, of
                                           total assets in a diversified portfolio
                                           of equity securities of issuers that
                                           are primarily engaged in or related to
                                           the real estate industry. The Fund
                                           expects that a substantial portion of
                                           its total assets will be invested in
                                           real estate investment trusts
                                           ("REITs").
----------------------------------------------------------------------------------
  BENCHMARK                                National Association of Real Estate
                                           Investment Trust Index ("NAREIT").


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's share price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objectives will be achieved. In view of the specialized nature of the Fund's investments, the Fund may be suitable only for those investors who are financially able to assume greater risk and share price volatility than presented by funds that do not concentrate in the real estate industry. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, are not diversified and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of August 19, 1997, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?


  Goldman Sachs acts as distributor of the Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?


                                                                  MINIMUM
                                                            --------------------
                                                            INITIAL
                                                            PURCHASE ADDITIONAL
  TYPE OF PURCHASE                                           AMOUNT  INVESTMENTS
  ----------------                                          -------- -----------
  Regular Purchases........................................  $1,000      $50
  Tax-Sheltered Retirement Plans and UGMA/UTMA purchases...  $  250      $50
  Automatic Investment Plan................................  $   50      $50
  403(b) Plans.............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Fund" on page 20.

 HOW DO I PURCHASE SHARES?


  You may purchase shares of the Fund through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of shares ("Authorized Dealers"). See "How to Invest" on page 19.

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Fund offers three classes of shares through this Prospectus. These shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase (Class A shares), (ii) with a contingent deferred sales charge imposed on redemptions within six years of purchase ("Class B shares") or (iii) without any initial or contingent deferred sales charge, as long as shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
                             SALES CHARGE                   DEFERRED SALES CHARGE
                            ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A       5% declining to 0% after six years
   Class C.................       N/A       1% if shares are redeemed within 12 months of purchase

  Over time, the deferred sales charge and distribution fees attributable to Class B or Class C shares will exceed the initial sales charge and the distribution fees attributable to Class A shares. Class B shares convert to Class A shares, which are subject to lower distribution fees, eight years after initial purchase. Class C shares, which are subject to the same distribution fees as Class B shares, do not convert to Class A shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 19.

 HOW DO I SELL MY SHARES?


  You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                    INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
                         DECLARED AND PAID      DISTRIBUTIONS
                    --------------------------- -------------
                             Quarterly            Annually

  You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive dividends in cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of the Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C shares of the Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                                                  CLASS A    CLASS B    CLASS C
                                                  -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.......   5.5%/1/   none       none
 Maximum Sales Charge Imposed on Reinvested
  Dividends......................................  none       none       none
 Maximum Deferred Sales Charge...................  none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/..............................  none       none       none
 Exchange Fees/4/................................  none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)/5/
 Management Fees (after applicable
  limitations)/6/................................  0.85%      0.85%      0.85%
 Distribution (Rule 12b-1) Fees (after applicable
  limitations)...................................  0.25%      0.75%      0.75%
Other Expenses:
 Authorized Dealer Service Fees..................  0.25%      0.25%      0.25%
 Other Expenses (after applicable
  limitations)/7/................................  0.20%      0.20%      0.20%
                                                   ----       ----       ----
TOTAL FUND OPERATING EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)/8/.........................  1.55%      2.05%      2.05%
                                                   ====       ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
 Class A Shares.................................................   $70    $101
 Class B Shares
 --Assuming complete redemption at end of period................    71      94
 --Assuming no redemption.......................................    21      64
 Class C Shares
 --Assuming complete redemption at end of period................    31      64
 --Assuming no redemption.......................................    21      64

The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase.
-------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price--Class A Shares."
/2/ A contingent deferred sales charge is imposed upon shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ Based on estimated amounts for the current fiscal year.
/6/ The Investment Adviser has voluntarily agreed that a portion of the management fee would not be imposed on the Fund equal to 0.15% . Without such limitation, management fees would be 1.00% of the Fund's average daily net assets.

/7/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for the Fund to the extent such expenses exceed 0.20% of the Fund's average daily net assets.

/8/ Without the limitations and waivers described above, "Other Expenses" and "Total Operating Expenses" of the Fund for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
        Class A..............................................  0.74%     2.24%
        Class B..............................................  0.74%     2.74%
        Class C..............................................  0.74%     2.74%

  The Investment Adviser and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C shares. The Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive certain compensation for the sale and distribution of Class A, Class B and Class C shares of the Fund or for services to the Fund. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in the Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on the Fund's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. Information about the actual performance of the Fund will be contained in the Fund's future annual reports to shareholders, which may be obtained without charge when they become available. See "Management-- Investment Adviser."

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objective. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80%, of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. Under normal circumstances, the Fund may invest up to 20% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 5% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES

CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Under normal circumstances, the Fund may invest up to 20% of its total assets in fixed income securities, including securities which are unrated or rated in the lowest rating categories by Standard &

Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund. The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,

(ii) foreign securities (including options and futures transactions), (iii) foreign currency transactions, (iv) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars, (v) yield curve options and inverse floating rate securities, (vi) other investment companies, (vii) mortgage dollar rolls, (viii) unseasoned companies and (ix) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. The Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger capitalization companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  RISKS OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps and structured securities involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding shares of the Fund. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of the Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of August 19, 1997, GSAM together with its affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Fund to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, may rely upon its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                     YEARS
                     PRIMARILY
  NAME AND TITLE     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  --------------     ----------- ----------------------------
  Herbert E. Ehlers  Since 1997  Mr. Ehlers joined the Investment Adviser in
   Managing Director             1997. Prior to 1997, he was the Chief
                                 Investment Officer of Liberty Investment
                                 Management, Inc. and its predecessor firm.


  It is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, the Investment Adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to 1.00% of the Fund's average daily net assets. The Investment Adviser has voluntarily agreed to waive 0.15% of this fee. The Investment Adviser may discontinue or modify its voluntary waiver in the future in its discretion, although it has no current intention to do so.

  The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.20% per annum of the Fund's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers and other persons for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about the Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the

Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and in general it is not anticipated that the Investment Adviser will have access to proprietary information for the purpose of managing the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from the Fund, with respect to Class A, Class B and Class C shares equal to its proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents) applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the other classes of the Fund. Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Fund does not generally provide sub-accounting services.

                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  The Fund continuously offers through this Prospectus Class A, Class B and Class C shares, as described more fully in "How to Buy Shares of the Fund." If you do not specify in your instructions to the Fund which class of shares you wish to purchase, the Fund will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares of the Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Class A shares are subject to distribution fees of 0.25% and authorized dealer service fees of 0.25%, per annum, respectively, of the Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of the Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of the Fund's average daily net assets attributable to Class C shares. See "Distribution and Authorized Dealer Service Plans." Class C shares have no conversion feature, and accordingly, an investor that purchases Class C shares will be subject to distribution fees that will be imposed on Class C shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares (or Class B shares after conversion to Class A shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C shares. There is a maximum purchase limitation of $250,000 and $1,000,000 in the aggregate on purchases of Class B shares and Class C shares, respectively. Although Class C shares are subject to a CDSC for only twelve months at a lower rate than Class B shares, Class C shares do not have the conversion feature applicable to Class B shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C shares.

HOW TO BUY SHARES OF THE FUND--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase shares of the Fund through any Authorized Dealer (including Goldman Sachs) or directly from the Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. Currently, the Fund's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time).

  The minimum initial investment in the Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans or accounts established under the Uniform Gift to Minors Act ("UGMA"). An initial investment minimum of $200 applies to purchases in connection with 403(b) plans. For purchases through the Automatic Investment Plan, the minimum initial investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Real Estate Securities Fund--(Name of Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in the Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Fund reserves the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. The Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Fund and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A shares of the Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------
  * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Fund equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more by "wrap" accounts satisfying the criteria set forth in
    (h) or (j) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an ILA Portfolio (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Fund may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of the Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by a third party administrator that in the aggregate satisfies (1) or (3) above; (i) until October 15, 1997, shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Fund and the shareholder either (1) paid an initial sales charge or (2) was at some time subject to a deferred sales charge with respect to the redemption proceeds; (j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
(k) registered investment advisers investing for accounts for which they receive asset-based fees; (l) accounts over which GSAM or its advisory affiliates have investment discretion; and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Fund at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of the Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B shares of the Fund at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of the Fund will automatically convert into Class A shares of the Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of the Fund acquired by exchange from Class B shares of another Goldman Sachs Fund will convert into Class A shares of the Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Fund is advised that such conversions may constitute taxable events for federal tax purposes, which the Fund believes is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C shares of the Fund at the next determined net asset value without the imposition of an initial sales charge. However, if Class C shares are redeemed within 12 months of purchase a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a

CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C shares, the Fund will first redeem shares held for longer than 12 months, and then shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, including the payment of compensation to Authorized Dealers. A commission equal to 1.00% of the amount invested is paid to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B shares of the Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C shares of the Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class C shares of the Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed Class A or Class C shares, paid a CDSC upon a redemption and reinvest in Class A or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. If you redeemed Class B shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A shares at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES.

  The CDSC on Class B shares, Class C shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by the Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions:
(i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Fund offers its shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of the Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for shares of the same class (or an equivalent class) of the original fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Fund without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securities Fund, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (8:00 a.m. to 4:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Fund." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Fund." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a fund must satisfy the minimum investment requirements of the fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized by the Trust to accept purchase, exchange and redemption orders on the Trust's behalf. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at the Fund's net asset value per share next determined after such acceptance. Otherwise, the Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Fund within the period agreed upon by them.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If shares of the Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Fund, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Class A, Class B or Class C shares (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Fund), and will from time to time, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among Authorized Dealers depending upon such factors as the amounts their clients have invested (or may invest) in the Fund, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLANS--CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of the Fund's Class A, Class B and Class C shares, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each, a "Distribution Plan"). Goldman Sachs is entitled to a quarterly fee from the Fund under its Class A, Class B and Class C Distribution Plans for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C shares of the Fund. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class A, Class B and Class C Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers (Class B and Class C only), allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C shares. If the fee received by Goldman Sachs pursuant to the Class A, Class B and Class C Distribution Plans exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are subject to approval annually by the Trustees. The aggregate compensation that may be received under each Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of Class C shares, Goldman Sachs pays sales commissions of 0.75% of the purchase price to Authorized Dealers from its own resources at the time of sale. Goldman Sachs plans to pay the 0.75% distribution fee on a quarterly basis as an ongoing commission to Authorized Dealers on Class C shares that have been outstanding for one year or more.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of the Fund's Class A, Class B and Class C shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. The Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. The Service Plans will be reviewed and are subject to approval annually by the Trustees.

  In connection with the sale of Class C shares, Goldman Sachs pays the 0.25% service fee to Authorized Dealers in advance for the first year after the shares have been sold by the Authorized Dealer. After the shares have been held for one year, Goldman Sachs pays the service fee on a quarterly basis. In addition, as described above under "Distribution Plan--Class B and Class C Shares," Goldman Sachs pays sales commissions of 0.75% of the purchase price from its own resources at the time of sale. Accordingly, the total up front commission paid by Goldman Sachs to the Authorized Dealer at the time of sale of Class C shares is 1.00% of the purchase price.


                        HOW TO SELL SHARES OF THE FUND

  The Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of shares for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Fund will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither the Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in shares of the Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C shares. The CDSC applicable to Class A, Class B or Class C shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in (i) cash, (ii) additional shares of the same class of the Fund or (iii) shares of the same or an equivalent class of any other Goldman Sachs Fund or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  The Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually.

  In addition, distributions paid by the Fund's REIT investments often include a "return of capital." The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, when shareholders receive a return of capital, the cost basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when shares of the Fund are exchanged or sold. Therefore, a shareholder's original investment in the Fund will be reduced by the amount of the return of capital and capital gains included in a distribution if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional shares of the Fund). Once a shareholder's cost basis is reduced to zero, any return of capital is taxable as a capital gain.

  The Fund's REIT investments often do not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of this delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

  At the time of an investor's purchase of shares of the Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B or Class C shares reflect deduction of the applicable CDSC imposed upon redemption of Class B or Class C shares held for the applicable period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rate is being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A, Class B and Class C shares will be affected by the payment of a sales charge, distribution fees and other class specific expenses. See "Shares of the Trust."

  The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  The Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Trust was formerly a Maryland corporation and reorganized into the Trust as of April

30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund will not be eligible to elect to pass such foreign taxes through to shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Fund will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A shares of the Fund alone or in combination with Class A shares of another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384


EQ PROAC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS

      , 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                              INSTITUTIONAL SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of
Additional Information (the "Additional Statement"), dated      , 1998,
containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               -----------------

INSTITUTIONAL SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                    PAGE
                                    ----
Fund Highlights....................   3
Fees and Expenses..................   5
Investment Objective and Policies..   6
Description of Securities..........   7
Investment Techniques..............   9
Risk Factors.......................  12
Investment Restrictions............  13
Portfolio Turnover.................  13
Management.........................  13
Net Asset Value....................  16

                                     PAGE
                                     ----
Performance Information............   16
Shares of the Trust................   17
Taxation...........................   17
Additional Information.............   19
Reports to Shareholders............   20
Dividends..........................   20
Purchase of Institutional Shares...   20
Exchange Privilege.................   22
Redemption of Institutional Shares.   23
Appendix ..........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). The Fund is a separate investment fund that pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objective will be achieved. For a complete description of the Fund's investment objective and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

     Investment Objective................. Total return comprised of long-term growth of capital and dividend
                                           income.
     Investment Criteria.................. Substantially all, and at least 80%, of total assets in a diversified
                                           portfolio of equity securities of
                                           issuers that are primarily engaged in
                                           or related to the real estate
                                           industry. The Fund expects that a
                                           substantial portion of its total
                                           assets will be invested in real
                                           estate investment trusts ("REITs").
     Benchmark............................ National Association of Real Estate
                                           Investment Trusts Index ("NAREIT").

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's share price will fluctuate with market and conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objective will be achieved. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of June 23, 1997, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $120 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of the Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Fund through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


              INVESTMENT INCOME DIVIDENDS
              --------------------------- CAPITAL GAINS
                   DECLARED AND PAID      DISTRIBUTIONS
                   -----------------      -------------
                       Quarterly            Annually

  Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Fund in which you have invested or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                                                                         FUND
                                                                         ----
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.............................. None
 Maximum Sales Charge Imposed on Reinvested Dividends................... None
 Redemption Fees........................................................ None
 Exchange Fees.......................................................... None
ANNUAL FUND OPERATING EXPENSES: (as a percentage of average daily net assets)
 Management Fees (after applicable limitations)/2/...................... 0.85%
 Distribution (Rule 12b-1) Fees......................................... None
 Other Expenses (after applicable limitations)/3/....................... 0.20%
                                                                         ----
  TOTAL FUND OPERATING EXPENSES (AFTER FEE AND EXPENSE LIMITATIONS)/4/.. 1.05%
                                                                         ====

EXAMPLE:                                                         1 YEAR 3 YEARS
--------                                                         ------ -------
You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption
 at the end of each time period:...............................   $11     $33

---------------------
/1/ Based on estimated amounts for the current fiscal year.
/2/ The Investment Adviser has voluntarily agreed that a portion of the management fee would not be imposed on the Fund equal to 0.15%. Without such limitation, management fees would be 1.00% of the Fund's average daily net assets.
/3/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.20% of the Fund's average daily net assets:
/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Fund for the current fiscal year are estimated to be 0.74% and 1.74%, respectively.

  The Investment Adviser has no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Fund. The Fund also offers Service Shares, Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on the Fund's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objective and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser may utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities of companies whose underlying portfolios are diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objectives. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80% of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. The Fund may invest up to 20% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 5% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. The Fund may invest up to 20% of its total assets in debt securities, including securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated

BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," and are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund. The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may no longer be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objectives.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,
(ii) foreign securities (including options and futures transactions), (iii) foreign currency transactions, (iv) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars, (v) yield curve options and inverse floating rate securities, (vi) other investment companies, (vii) mortgage dollar rolls, (viii) unseasoned companies and (ix) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are primarily engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Historically, small capitalization stocks, such as REITs have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks.

  RISK OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps transactions and structured securities involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund's use of certain derivative transactions may be limited by the requirements of the Code, for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding shares of the Fund. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interests of the Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of June 23, 1997, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $120 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, may rely upon its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund;
(iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and
(v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                 YEARS
                 PRIMARILY
  NAME AND TITLE RESPONSIBLE      FIVE YEAR EMPLOYMENT HISTORY
  -------------- -----------      ----------------------------

                                   [TO COME]

  It is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, GSAM is entitled to a fee, computed daily and payable monthly at a rate equal to 1.00% of the Fund's average daily net assets. GSAM has voluntarily agreed to waive 0.15% of this fee for a net amount of 0.85%.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.20% per annum of the Fund's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and in general it is not anticipated that the Investment Adviser will have access to proprietary information for the purpose of managing the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10009, serves as the exclusive distributor (the "Distributor") of the Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from the Fund, with respect to the Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents). Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

                                NET ASSET VALUE

  The net asset value per share of the class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, yield, the total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of its holdings available to investors upon request.

                              SHARES OF THE TRUST

  The Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Trust was formerly a Maryland corporation, and reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund will not be eligible to elect to pass such foreign taxes through to shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Fund will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Fund will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Fund does not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by the Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Institutional Shares of the Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of the Fund.

  The Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of the Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of the Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value." Purchases of Institutional Shares of the Fund must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in the Fund, an investor must open an account with the Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Real Estate Securities Fund--Name of Class of shares" and should be directed to "Goldman Sachs Real Estate Securities Fund-- Name of Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers investing for accounts for which they receive asset-based fees; and (h) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Fund reserves the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of the Fund to avoid such redemption.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securities Fund--Name of Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemptions of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in the fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."

                       REDEMPTION OF INSTITUTIONAL SHARES


  The Fund will redeem its Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Institutional Shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Fund, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                              --------------------

                                  APPENDIX



                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


REPROINST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GOLDMAN SACHS
REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS

      , 1998

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND
                                 SERVICE SHARES

  The Goldman Sachs Real Estate Securities Fund (the "Fund") seeks total return comprised of long-term growth of capital and dividend income through investments in equity securities of issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in real estate investment trusts.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of
Additional Information (the "Additional Statement"), dated       , 1998,
containing further information about the Trust and the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               -----------------

SERVICE SHARE OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                    PAGE
                                    ----
Fund Highlights....................   3
Fees and Expenses..................   5
Investment Objective and Policies..   6
Description of Securities..........   7
Investment Techniques..............   9
Risk Factors.......................  12
Investment Restrictions............  13
Portfolio Turnover.................  13
Management.........................  13
Net Asset Value....................  16
Performance Information............  16

                               PAGE
                               ----
Shares of the Trust...........  17
Taxation......................  17
Additional Information........  19
Additional Services...........  20
Reports to Shareholders.......  20
Dividends.....................  20
Purchase of Service Shares....  21
Exchange Privilege............  22
Redemption of Service Shares..  23
Appendix...................... A-1

                                FUND HIGHLIGHTS

  The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

  The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). The Fund is a separate investment fund that pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?

  The Fund has distinct investment objectives and policies. There can be no assurance that the Fund's objective will be achieved. For a complete description of the Fund's investment objective and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

     Investment Objective................. Total return comprised of long-term growth of capital and dividend
                                           income.
     Investment Criteria.................. Substantially all, and at least 80%, of total assets in a diversified
                                           portfolio of equity securities of
                                           issuers that are primarily engaged in
                                           or related to the real estate
                                           industry. The Fund expects that a
                                           substantial portion of its total
                                           assets will be invested in a real
                                           estate investment trusts ("REITs").
     Benchmark............................ National Association of Real Estate
                                           Investment Trusts Index ("NAREIT").

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Fund's share price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objectives will be achieved. See "Risk Factors."

  Risk Factors Associated with the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in common stocks and other equity securities of REITs and other real estate industry companies and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, these risks may be heightened. In addition, if the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

  Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of, and income produced by, the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and interest rate risk. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Other. The Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUND?

  Goldman Sachs Asset Management serves as Investment Adviser to the Fund. As of June 23, 1997, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $120 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of the Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The Fund does not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of the Fund are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Shares which authorizes the Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Fund, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

            INVESTMENT INCOME DIVIDENDS                          CAPITAL GAINS
                 DECLARED AND PAID                               DISTRIBUTIONS
                 -----------------                               -------------
                     Quarterly                                     Annually

  Recordholders of Service Shares may receive dividends in additional Service Shares of the Fund or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                                                                         FUND
                                                                         ----
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Purchases.............................. None
 Maximum Sales Charge Imposed on Reinvested Dividends................... None
 Redemption Fees........................................................ None
 Exchange Fees.......................................................... None
ANNUAL FUND OPERATING EXPENSES: (as a percentage of average daily net assets)(/1/)
 Management Fees (after applicable limitations)(/2/).................... 0.85%
 Service Fees(/5/)...................................................... 0.50%
 Other Expenses (after applicable limitations)(/3/)..................... 0.20%
                                                                         ----
  TOTAL FUND OPERATING EXPENSES (AFTER FEE AND EXPENSE
   LIMITATIONS)(/4/).................................................... 1.55%
                                                                         ====

EXAMPLE:                                                         1 YEAR 3 YEARS
--------                                                         ------ -------
You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption
 at the end of each time period................................   $16     $49

---------------------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Adviser has voluntarily agreed that a portion of the management fee would not be imposed on the Fund equal to 0.15%. Without such limitations, management fees would be 1.00% of the Fund's average daily net assets.

/3/ The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.20% of the Fund's average daily net assets:

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Fund for the current fiscal year are estimated to be 0.74% and 2.24%, respectively as follows:

/5/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. Due to the service fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies. See "Additional Services."

  The Investment Adviser has no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Fund. The Fund also offers Institutional Shares, Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on the Fund's estimated fees and expenses and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser" and "Additional Services."

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objective and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Fund interests in real estate investment trusts, common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing the Fund's securities, the Investment Adviser may utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in the Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The Fund's investment strategy is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Investment Adviser's analysis will focus on determining the degree to which a company can achieve sustainable growth in cash flow and dividend paying capability. The Investment Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The Investment Adviser will attempt to purchase securities of companies whose underlying portfolios are diversified geographically and by property type.

 REAL ESTATE SECURITIES FUND


  Objectives. The Fund's investment objective is to provide investors with total return comprised of long-term growth of capital and dividend income.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 80% of its total assets in issuers that are primarily engaged in or related to the real estate industry. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of REITs and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein.

  Shares of REITs. The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

  Other. The Fund may invest up to 20% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 5% of its net assets in foreign securities.


                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  The Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Fund may invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of the Fund's investment policies.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fund may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. The Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. The Fund may invest up to 20% of its total assets in debt securities, including securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated

BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," and are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  The Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund. The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may no longer be used to defer the recognition of gain for tax purposes with respect to appreciated securities in the Fund's portfolio.

TEMPORARY INVESTMENTS

  The Fund may, for temporary defensive purposes, invest 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objectives.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,
(ii) foreign securities (including options and futures transactions), (iii) foreign currency transactions, (iv) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars, (v) yield curve options and inverse floating rate securities, (vi) other investment companies, (vii) mortgage dollar rolls, (viii) unseasoned companies and (ix) custodial receipts. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Fund does not invest directly in real estate, it does invest primarily in securities of issuers that are primarily engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

  In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income or the ownership of such property may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

  RISKS OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Historically, small capitalization stocks, such as REITs have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's Index of 500 Common Stocks.

  RISK OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps transactions and structured securities involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund's use of certain derivative transactions may be limited by the requirements of the Code, for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding shares of the Fund. The Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. It is anticipated that the annual portfolio turnover rate of the Fund will generally not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interests of the Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of June 23, 1997, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $120 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, may rely upon its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund;
(iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and
(v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                 YEARS
                 PRIMARILY
  NAME AND TITLE RESPONSIBLE      FIVE YEAR EMPLOYMENT HISTORY
  -------------- -----------      ----------------------------

                                   [TO COME]

  It is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, GSAM is entitled to a fee, computed daily and payable monthly at a rate equal to 1.00% of the Fund's average daily net assets. GSAM has voluntarily agreed to waive 0.15% of this fee for a net amount of 0.85%.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.20% per annum of the Fund's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and in general it is not anticipated that the Investment Adviser will have access to proprietary information for the purpose of managing the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10009, serves as the exclusive distributor (the "Distributor") of the Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to the Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from the Fund, with respect to the Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents). Shareholders with inquiries regarding the Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

                                NET ASSET VALUE

  The net asset value per share of the class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time the Fund may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, yield, the total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of its holdings available to investors upon request.

                              SHARES OF THE TRUST

  The Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Trust was formerly a Maryland corporation, and reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Since dividends the Fund receives from REITs are not qualifying dividends for this purpose, it is not likely that a substantial portion of the Fund's dividends will generally qualify for the corporate dividends-received deduction. Certain distributions paid by the Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund will not be eligible to elect to pass such foreign taxes through to shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Fund will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Fund, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Shares which authorizes the Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Holders of Service Shares of the Fund bear all expenses and fees paid to Service Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in the Fund. The Trust, on behalf of the Fund, accrues payments made pur-suant to a Service Agreement daily. All inquiries of beneficial owners of Serv-ice Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Fund will receive an annual report containing audited financial statements and a semi-annual report. The recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Service Shares.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by the Fund on its outstanding Service Shares will, at the elec-tion of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of the Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net in-vestment income and capital gain distributions will be reinvested in Service Shares of the Fund.

  The election to reinvest dividends and distributions paid by the Fund in ad-ditional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of the Fund.

  The Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Fund will pay dividends from net investment income quarterly. The Fund will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of the Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of the Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                           PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a de-scription of limited sittuations where a Service Organization or other interme-diary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) as described under "Net Asset Value." Purchases of Service Shares of the Fund must be settled within three (3) Business Days of the re-ceipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described un-der "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the

Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Real Estate Securities Fund--Name of Class of shares" and should be directed to "Goldman Sachs Real Estate Securities Fund--Name of Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Fund does not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Fund reserves the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Fund and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of the Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

  In the sole discretion of Goldman Sachs, the Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Service Shares of the Fund may be exchanged by a Service Organization for (i) Service Shares of any other mutual fund sponsored by Goldman Sachs and desig-nated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined ei-ther by writing to Goldman Sachs, Attention: Goldman Sachs Real Estate Securi-ties Fund--Name of Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be modified or with-drawn at any time on sixty (60) days' written notice to recordholders of Serv-ice Shares and is subject to certain limitations. See "Purchase of Service Shares."


                          REDEMPTION OF SERVICE SHARES


  The Fund will redeem its Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after receipt of such request in proper form by Goldman Sachs from a Service Organi-zation. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept requests for the Fund.) If Service Shares to be redeemed were recently pur-chased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days. Redemp-tion requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Ac-count Information Form. It may be difficult to implement redemptions by tele-phone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares, or if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Fund, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


REPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
REAL ESTATE
SECURITIES FUND

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                 SERVICE SHARES
                              INSTITUTIONAL SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                       GOLDMAN SACHS JAPANESE EQUITY FUND
                   GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                   (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                               One New York Plaza
                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated May 1, 1998 (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS
                                                                Page
                                                                -----

Introduction..................................................  B-4
Investment Policies...........................................  B-6
Investment Restrictions.......................................  B-47
Management....................................................  B-50
Portfolio Transactions and Brokerage..........................  B-69
Net Asset Value...............................................  B-75
Performance Information.......................................  B-77
Shares of the Trust...........................................  B-85
Taxation......................................................  B-91
Financial Statements..........................................  B-100
Other Information.............................................  B-100
Distribution and Authorized Dealer Service Plans..............  B-102
Other Information Regarding Maximum Sales Charge, Purchases,
  Redemptions, Exchanges and Dividends........................  B-110
Service Plan..................................................  B-115
Appendix A:...................................................  1-A
Appendix B:...................................................  1-B

             The date of this Additional Statement is May 1, 1998.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Adviser to:
Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Capital Growth Fund
One New York Plaza
New York, New York 10004

GOLDMAN SACHS ASSET MANAGEMENT
Adviser to:
Goldman Sachs Balanced Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs CORE Large Cap Growth Fund
Goldman Sachs CORE Small Cap Equity Fund
Goldman Sachs CORE International Equity Fund
Goldman Sachs Mid Cap Equity Fund
Goldman Sachs Mid Cap Equity Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Real Estate Securities Fund
One New York Plaza
New York, New York  10004


GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois  60606


GOLDMAN, SACHS & CO.
Distributor
85 Broad Street
New York, New York 10004


GOLDMAN SACHS ASSET MANAGEMENT
  INTERNATIONAL
Adviser to:
Goldman Sachs International Equity Fund
Goldman Sachs Japanese Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Growth Fund
133 Peterborough Court
London, England EC4A 2BB

                    Toll free (in U.S.) . . . . 800-621-2550

                                  INTRODUCTION

          Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs, CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

          The Funds, except the Japanese Equity, International Small Cap, CORE Large Cap Growth, CORE International, CORE Small Cap Equity and Emerging Markets Equity Funds, were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. Each Fund, except the Asia Growth Fund, currently offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. The Asia Growth Fund offers Class A, Class B, Class C and Institutional Shares. See "Shares of the Trust."

          Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

          The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

          Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
-------------

          The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

          Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

          GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

          GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

          A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

          MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

          ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

          YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE INTERNATIONAL EQUITY FUNDS
-----------------------------------------------------------------------

          Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

          The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

          Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

          THE MULTIFACTOR MODEL. The Multifactor Model is a rigorous computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the per formance of equity securities.

          Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

          The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
-------------------------

          International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

          A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

          Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

          Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

          GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

          The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
--------------------------

          Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

          An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

          The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

          Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

          Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

          Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
-----------------

          A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
-------------------------------------

          The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
------------------

          Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
--------------------

          Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

          The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

          Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
--------------------------

          GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

          The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

          GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

          A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

          GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

          FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

          Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

          FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

          Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

          The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

          MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

          The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

          DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

          Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or
                                                              --------
disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

          Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such
mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

          RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

          CREDIT ENHANCEMENT. Credit support falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

          SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

          In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

          The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --------
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

          ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

          VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-

Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

          OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

          MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

          Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

          CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage- backed securities

(the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

          CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets.

These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

          STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
--------------------------------

          Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
-----------------------

          Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

          Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

          Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

LOAN PARTICIPATIONS
-------------------

          The Balanced Fund may invest in loan participations. Such loans must be to issuers in whose obligations the Balanced Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

          Participation interests acquired by the Balanced Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the Balanced Fund acts as co-lender in connection with a participation interest or when the Balanced Fund acquires certain participation interests, the Balanced Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Balanced Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the Balanced Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the Balanced Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Balanced Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the Balanced Fund will be regarded as illiquid.

          For purposes of certain investment limitations pertaining to diversification of the Balanced Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the Balanced Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Balanced Fund and the borrower will be deemed issuers of a loan participation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

          Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity and CORE Large Cap Growth Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

          FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

          When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity

Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

          Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

          HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

          On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

          OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

          The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

          The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

          OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase.

          As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

          Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

          While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

          Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

          WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

          A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

          Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

          In addition, a written call option or put option may be covered by maintaining segregated cash or liquid assets (either of which may be quoted or denominated in any currency), by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

          A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

          A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

          A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

          PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

          A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

          A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

          A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

          YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

          Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

          Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and segregates cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

          RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

          Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

          Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

          Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

          The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

          Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

          Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

          Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

          Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

          Investing in foreign securities involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

          Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

          Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

          Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

          ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

          To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

          Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

          A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

          Investing in Emerging Markets , including Asia. CORE International Equity, International Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of International Small Cap, Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

          The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have been relatively attractive. See "Risk Factors" in the Prospectus.

          Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

          Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

          Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

          Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

          Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

          The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

          A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

          Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          INVESTING IN JAPAN. The Japanese Equity Fund Invests in Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans and this economy is subject to substantial deflationary pressures. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

          In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

          While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

          Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

          Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap,

Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

          At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

          A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

          Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

          Cash or liquid assets of such Fund will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the segregated assets declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated assets will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

          While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

          Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

          WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

          Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

          A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

          A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

          A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

          A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

          In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

          Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity,

International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

          SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

          There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

          A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

          The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
--------------------------------------------------------------------------
FLOORS AND COLLARS
------------------

          The Balanced, CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

          A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is segregated in cash or liquid assets, the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

          A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

          The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The investment advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

          Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

          Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to segregate until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

          Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

          A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

          Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

          The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

          Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
---------------------

          Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

          For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

          As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

          In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                                 INVESTMENT RESTRICTIONS

          The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

                                 A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

     A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

Ashok N. Bakhru, 55        Chairman     Executive Vice President
1325 Ave. of the           & Trustee    - Finance and
 Americas                               Administration and Chief
New York, NY  10019                     Financial Officer, Coty
                                        Inc. (since April 1996);
                                        President, ABN Associates
                                        (June 1994 to March
                                        1996); Senior Vice
                                        President of Scott Paper
                                        Company (until June
                                        1994); Director of
                                        Arkwright Mutual
                                        Insurance Company;
                                        Trustee of International
                                        House of Philadelphia;
                                        Member of Cornell
                                        University Council;
                                        Trustee of the Walnut
                                        Street Theater.



*David B. Ford, 52         Trustee      Managing Director,
One New York Plaza                      Goldman Sachs (since
New York, NY  10004                     1996); General Partner,
                                        Goldman Sachs (1986-
                                        1996); Co-Head of Goldman
                                        Sachs Asset Management
                                        (since December 1994).



*Douglas C. Grip, 36       Trustee      Vice President, Goldman
One New York Plaza         & President  Sachs (since May 1996);
New York, NY  10004                     President, MFS Retirement
                                        Services Inc., of
                                        Massachusetts Financial
                                        Services (prior thereto).

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

*John P. McNulty, 45       Trustee      Managing Director,
One New York Plaza                      Goldman Sachs (since
New York, NY  10004                     1996); General Partner of
                                        Goldman Sachs (1990-1994
                                        and 1995-1996); Co-Head
                                        of Goldman Sachs Asset
                                        Management (since
                                        November 1996); Limited
                                        Partner of Goldman Sachs
                                        (1994 to November 1995).


Mary P. McPherson, 62      Trustee      President of Bryn Mawr
Taylor Hall                             College (since 1978);
Bryn Mawr, PA  19010                    Director of Josiah Macy,
                                        Jr. Foundation (since
                                        1977); Director of the
                                        Philadelphia
                                        Contributionship (since
                                        1985); Director of
                                        Amherst College (since
                                        1986); Director of Dayton
                                        Hudson Corporation (since
                                        1988); Director of the
                                        Spenser Foundation (since
                                        1993); and member of PNC
                                        Advisory Board (since
                                        1993).


*Alan A. Shuch, 49         Trustee      Limited Partner, Goldman
One New York Plaza                      Sachs (since 1994);
New York, NY  10004                     Director and Vice
                                        President of Goldman
                                        Sachs Funds Management,
                                        Inc. (from April 1990 to
                                        November 1994); President
                                        and Chief Operating
                                        Officer, GSAM (from
                                        September 1988 to
                                        November 1994); Limited
                                        Partner, Goldman Sachs
                                        since December 1994.

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

Jackson W. Smart, 67       Trustee      Chairman, Executive
One Northfield Plaza                    Committee, First
 #218                                   Commonwealth, Inc. (a
Northfield, IL  60093                   managed dental care
                                        company,) (since January
                                        1996); Chairman and Chief
                                        Executive Officer, MSP
                                        Communications Inc. (a
                                        company engaged in radio
                                        broadcasting) (since
                                        November 1988); Director,
                                        Federal Express
                                        Corporation (since 1976);
                                        Evanston Hospital
                                        Corporation (since 1980);
                                        First Commonwealth, Inc.
                                        (since 1988) and North
                                        American Private Equity
                                        Group (a venture capital
                                        fund).


William H. Springer, 68    Trustee      Vice Chairman and Chief
701 Morningside Drive                   Financial and
Lake Forest, IL  60045                  Administrative Officer of
                                        Ameritech (a
                                        telecommunications
                                        holding company)
                                        (February 1987 to June
                                        1991); Director, Walgreen
                                        Co. (a retail drug store
                                        business); Director of
                                        Baker, Fentress & Co. (a
                                        closed-end, non-
                                        diversified management
                                        investment company)
                                        (April 1992 to present).



Richard P. Strubel, 58     Trustee      Managing Director, Tandem
70 West Madison St.,                    Partners, Inc. (since
 Suite 1400                             1990); President and
Chicago, IL  60602                      Chief Executive Officer,
                                        Microdot, Inc. (a
                                        diversified manufacturer
                                        of fastening systems and
                                        connectors) (January 1984
                                        to October 1994).

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

*John W. Mosior, 59        Vice         Vice President, Goldman
4900 Sears Tower           President    Sachs and Manager of
Chicago, IL  60606                      Shareholder Servicing of
                                        GSAM (since November
                                        1989).


*Nancy L. Mucker, 48       Vice         Vice President, Goldman
4900 Sears Tower           President    Sachs (since April 1985);
Chicago, IL  60606                      Manager of Shareholder
                                        Servicing of GSAM (since
                                        November 1989).


*John M. Perlowski, 33     Treasurer    Vice President, Goldman
One New York Plaza                      Sachs (since July 1995);
New York, NY  10004                     Director, Investors Bank
                                        and Trust (November
                                        1993).


James A.                   Vice         Vice President of Goldman
Fitzpatrick, 33            President    Sachs Asset Management
4900 Sears Tower                        (since April 1997); Vice
Chicago, IL  60606                      President and General
                                        Manager, First Data
                                        Corporation - Investor
                                        Services Group (prior
                                        thereto).



*Michael J. Richman, 37    Secretary    General Counsel of the
85 Broad Street                         Mutual Funds Group of
New York, NY  10004                     Goldman Sachs Asset
                                        Management (since
                                        December 1997); Associate
                                        General Counsel of
                                        Goldman Sachs Asset
                                        Management (February 1994
                                        to December 1997); Vice
                                        President and Assistant
                                        General Counsel of
                                        Goldman Sachs (since June
                                        1992); Counsel to the
                                        Funds Group, GSAM (since
                                        June 1992); Partner, Hale
                                        and Dorr (September 1991
                                        to June 1992).

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

*Howard B. Surloff, 32     Assistant    Assistant General
85 Broad Street            Secretary    Counsel, Goldman Sachs
New York, NY  10004                     Asset Management and
                                        Associate General Counsel
                                        to the Funds Group (since
                                        December 1997); Assistant
                                        General Counsel and Vice
                                        President, Goldman Sachs
                                        (since November 1993 and
                                        May 1994, respectively);
                                        Counsel to the Funds
                                        Group, Goldman Sachs
                                        Asset Management (since
                                        November 1993); Associate
                                        of Shereff, Friedman,
                                        Hoffman & Goodman (prior
                                        thereto).


*Valerie A. Zondorak,32    Assistant    Assistant General
85 Broad Street            Secretary    Counsel, Goldman Sachs
New York, NY  10004                     Asset Management and
                                        Associate General Counsel
                                        to the Funds Group (since
                                        December 1997); Vice
                                        President, Goldman Sachs
                                        (since March 1997);
                                        Counsel to the Funds
                                        Group, Goldman Sachs
                                        Asset Management (since
                                        March 1997); Associate of
                                        Shereff, Friedman,
                                        Hoffman & Goodman (prior
                                        thereto).


*Steven E. Hartstein,      Assistant    Legal Products Analyst,
 34                        Secretary    Goldman Sachs (June 1993
85 Broad Street                         to present); Funds
New York, NY  10004                     Compliance Officer,
                                        Citibank Global Asset
                                        Management (August 1991
                                        to June 1993).

NAME, AGE                  POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST   DURING PAST 5 YEARS

*Deborah Farrell, 26       Assistant    Administrative Assistant,
85 Broad Street            Secretary    Goldman Sachs (January
New York, NY  10004                     1996 to present);
                                        Secretary, Goldman Sachs
                                        (January 1994 to January
                                        1996); Secretary, Cleary,
                                        Gottlieb, Steen and
                                        Hamilton (September 1990
                                        to January 1994).

*Kaysie P. Uniacke, 37     Assistant    Vice President and Senior
One New York Plaza         Secretary    Portfolio Manager,
New York, NY  10004                     Goldman Sachs Asset
                                        Management (since 1988).


*Elizabeth D.              Assistant    Portfolio Manager, GSAM
Anderson, 28               Secretary    (April 1996 to present);
One New York Plaza                      Junior Portfolio Manager,
New York, NY  10004                     Goldman Sachs Asset
                                        Management (1995 to April
                                        1996); Funds Trading
                                        Assistant, GSAM (1993 -
                                        1995); Compliance
                                        Analyst, Prudential
                                        Insurance (1991 - 1993).



     Each interested Trustee and officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April 3, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1998:

                                              Pension or
                                              Retirement          Total Compensation
                                               Benefits                  from
                          Aggregate       Accrued as Part of     Goldman Sachs Mutual
Name of Trustee         Compensation      ------------------     Funds (including the
---------------------  from the Funds**    Funds' Expenses             Funds)*
                       ----------------    ------ --------             ------
Ashok N. Bakhru             $    93,750                      0                   93,750
David B. Ford                         0                      0                        0
Douglas C. Grip                       0                      0                        0
John P. McNulty                       0                      0                        0
Mary P. McPhearson                7,500                      0                    7,500
Alan A. Shuch                         0                      0                        0
Jackson W. Smart                  7,500                      0                    7,500
William H. Springer               7,500                      0                    7,500
Richard P. Strubel                7,500                      0                    7,500

______________

     *    The Goldman Sachs Funds consisted of 43 mutual funds on January 31,
          1998.


     ** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets.
Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The Japanese Equity and International Small Cap Funds' management agreement were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement on January 28, 1998. The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 30, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Japanese Equity, International Small Cap and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. The sole shareholder of the Japanese Equity and the International Small Cap Funds approved these arrangements on April 22, 1998. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and
(b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

                                   Management    Management
                                    With Fee    Without Fee
Fund                              Limitations   Limitations
--------------------------------  ------------  ------------

GSAM
Balanced Fund                     0.65%         0.65%
Growth and Income Fund            0.70%         0.70%
CORE Large Cap Growth Fund        0.60%         0.75%
CORE Small Cap Equity Fund        0.75%         0.85%
CORE International Equity Fund    0.75%         0.85%
Mid Cap Equity Fund               0.75%         0.75%
Small Cap Value Fund              1.00%         1.00%
Real Estate Securities Fund       N/A           N/A


GSFM
CORE U.S. Equity Fund             0.59%         0.75%
Capital Growth Fund               1.00%         1.00%

GSAMI
International Equity Fund         0.90%         1.00%
Japanese Equity Fund              0.90%         1.00%
International Small Cap Fund      1.10%         1.20%
Emerging Markets Equity Fund      1.10%         1.20%
Asia Growth Fund                  0.86%         1.00%

     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                        1998          1997           1996
                                     ===========  =============  =============

Balanced Fund                        $   870,444  $     402,183  $     193,041
Growth and Income Fund                 7,740,380      3,541,318      2,225,553
CORE U.S. Equity Fund                  3,924,639   1,667,381/3/     817,563/2/
CORE Large Cap Growth Fund/1/            228,283            N/A            N/A
CORE Small Cap Equity Fund/1/             74,140            N/A            N/A
CORE International Equity Fund/1/         57,835            N/A            N/A
Capital Growth Fund                   10,913,224      8,697,265      9,335,745
Mid Cap Equity Fund                    1,653,946        964,945        489,043
International Equity Fund              7,525,362   4,124,076/3/   2,794,872/2/
Small Cap Value Fund                   3,206,411      2,130,703      2,908,839
Japanese Equity Fund/4/                      N/A            N/A            N/A
International Small Cap Fund/4/              N/A            N/A            N/A
Emerging Market Equity Fund/1/            34,840            N/A            N/A
Asia Growth Fund                       2,179,299   2,221,857/3/   1,563,641/2/
Real Estate Securities Fund/4/               N/A            N/A            N/A


--------------------------------------
1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997 and December 15, 1997, respectively.

2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.90% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.90% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees. For the fiscal year ended January 31, 1998, had limitation not been in effect the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, International Equity, Emerging Markets and Asia Growth Funds would have paid $837,296; $45,655; $8,722; $6,804; $216,492; $2,903 and $305,106, respectively, in investment management fees.
4    Not Operational.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal year ended January 31, 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                        1998        1997       1996
                                     ==========  ==========  ========

Balanced Fund                        $  387,000  $   94,000  $ 28,000
Growth and Income Fund                2,405,000     555,000   771,000
CORE U.S. Equity Fund                   566,000     380,000   108,000
CORE Large Cap Growth Fund/1/           129,000         N/A       N/A
CORE Small Cap Equity Fund/1/            49,000         N/A       N/A
CORE International Equity Fund/1/        24,000         N/A       N/A
Capital Growth Fund                     743,000     323,000   523,000
Mid Cap Equity Fund                     704,000         N/A       N/A
International Equity Fund             1,091,000   1,563,000   211,000
Small Cap Value Fund                    662,000     219,000   202,000
Japanese Equity Fund/2/                     N/A         N/A       N/A
International Small Cap Fund/2/             N/A         N/A       N/A
Emerging Market Equity Fund/1/          107,000         N/A       N/A
Asia Growth Fund                        414,000   1,397,000   507,000
Real Estate Securities Fund/2/              N/A         N/A       N/A

--------------------

1 The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997, respectively.

2  Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                     Class A , B & C  Class A & B  Class A
                                          1998           1997        1996
                                     ===============  ===========  ========

Balanced Fund                             $  240,869     $148,576  $ 72,067
Growth and Income Fund                     1,545,495      870,527   542,671
CORE U.S. Equity Fund                        483,534      319,246   103,682
CORE Large Cap Growth Fund/1/                107,944          N/A       N/A
CORE Small Cap Equity Fund/1/                 62,625          N/A       N/A
CORE International Equity Fund/1/             36,474          N/A       N/A
Capital Growth Fund                          992,678      908,310   549,844
MidCap Equity Fund                           142,558          N/A       N/A
International Equity Fund                    860,719      586,243   129,313
Small Cap Value Fund                         595,479      511,883   254,292
Japanese Equity Fund/2/                          N/A          N/A       N/A
International Small Cap Fund/2/                  N/A          N/A       N/A
Emerging Markets Equity Fund/1/                1,907          N/A       N/A
Asia Growth Fund                             370,233      385,114   192,097
Real Estate Securities Fund/2/                   N/A          N/A       N/A


                                       Institutional Shares      Service Shares      Institutional Shares
                                       1998           1997     1998         1997            1996
                                       ====           =====    ====         ====            ====
Balanced Fund/1/                   $    N/A      $   N/A     $  N/A         $N/A         $   N/A
Growth and Income Fund                2,593           15      5,033          488             N/A
CORE U.S. Equity Fund/3/                  0          N/A          0          N/A          11,571
CORE Large Cap Growth Fund/1/            49          N/A         21          N/A             N/A
CORE Small Cap Equity Fund/1/             0          N/A          0          N/A             N/A
CORE International Equity Fund/1/         0          N/A          0          N/A             N/A
Capital Growth Fund/1/                  683          N/A          0          N/A             N/A
Mid Cap Equity Fund/1/               74,315       51,464          1          N/A          26,082
International Equity Fund/3/              0          N/A          0          N/A             N/A
Small Cap Value Fund/1/               2,674          N/A          0          N/A             N/A
Japanese Equity Fund/2/                 N/A          N/A        N/A          N/A             N/A
International Small Cap Fund/2/         N/A          N/A        N/A          N/A             N/A
Emerging Markets Equity Fund/1/         617          N/A          0          N/A             N/A
Asia Growth Fund/3/                       0          N/A          0          N/A             N/A
Real Estate Securities Fund/2/          N/A          N/A        N/A          N/A             N/A

---------------------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.
2  Not Operational.
3  Contractually set to 0.

     The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

 EXPENSES
 ========

     Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:


                                  ---------
                                    Other
                                  Expenses
                                  ---------

Balanced Fund                         0.10%
Growth and Income Fund                0.11%
CORE U.S. Equity Fund                 0.06%
CORE Large Cap Growth Fund            0.05%
CORE Small Cap Equity Fund            0.20%
CORE International Equity Fund        0.25%
Mid Cap Equity Fund                   0.10%
International Equity Fund             0.20%
Japanese Equity Fund                  0.10%
International Small Cap Fund          0.16%
Emerging Markets Equity Fund          0.16%
Asia Growth Fund                      0.24%

     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:

                                       1998      1997      1996
                                     ========  ========  ========

Balanced Fund                        $420,659  $319,552  $192,405
Growth and Income Fund                      0         0         0
CORE U.S. Equity Fund                  63,253   104,833   110,581
CORE Large Cap Growth Fund/1/         332,713       N/A       N/A
CORE Small Cap Equity Fund/1/         202,498       N/A       N/A
CORE International Equity Fund/1/     206,055       N/A       N/A
Capital Growth Fund                         0       N/A       N/A
Mid Cap Equity Fund                   264,378    72,441    85,515
International Equity Fund                   0   144,265       N/A
Small Cap Value Fund                        0       N/A       N/A
Japanese Equity Fund/2/                   N/A       N/A       N/A
International Small Cap Fund/2/           N/A       N/A       N/A
Emerging Markets Equity Fund/1/       112,725       N/A       N/A
Asia Growth Fund                      125,828    50,407         0
Real Estate Securities Fund/2/            N/A       N/A       N/A

------------------------------------

1 The CORE Large Cap Growth, Core Small Cap Equity, CORE International Equity, Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997, and December 15, 1997 respectively.
2   Not operational.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP, prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman
Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                       Total            Total            Brokerage
                                                     Brokerage        Amount of         Commissions
                                      Total         Commissions      Transaction           Paid
                                    Brokerage         Paid to         on which          to Brokers
                                   Commissions      Affiliated       Commissions         Providing
                                      Paid            Persons           Paid             Research
                                   ===========      ===========      ===========        ===========
Fiscal Year Ended
January 31, 1998:

Balanced Fund                        111,054           13,185          2,731,475,157          N/A
Growth and Income Fund             1,550,312          190,001          9,046,102,538          N/A
CORE U.S. Equity Fund                994,985                0          1,996,000,522          N/A
CORE Large Cap Growth Fund            54,360              288            200,813,608          N/A
CORE Small Cap Equity Fund            59,517                0            159,674,227          N/A
CORE International Equity Fund        43,120                0            142,395,942          N/A
Capital Growth Fund                  514,890           37,947          2,748,868,081          N/A
Mid Cap Equity Fund                  480,808           76,398          2,584,258,044          N/A
International Equity Fund            506,607                0          3,898,718,988          N/A
Small Cap Value Fund                 646,533           82,143          5,686,763,232          N/A
Japanese Equity Fund/3/                 N/A               N/A              N/A                N/A
International Small Cap Fund/3/         N/A               N/A              N/A                N/A
Emerging Markets Equity Fund          59,999            6,230            238,915,108          N/A
Asia Growth Fund                     814,656            2,885          2,160,632,195          N/A
Real Estate Securities Fund              N/A              N/A              N/A                N/A

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                        Total                Total          Brokerage
                                                      Brokerage            Amount of       Commissions
                                        Total        Commissions          Transaction         Paid
                                      Brokerage        Paid to             on which        to Brokers
                                     Commissions      Affiliated          Commissions       Providing
                                        Paid           Persons               Paid           Research
                                     ===========  ==================  ===================  ===========

Fiscal Year Ended
January 31, 1997:

Balanced Fund                         $   62,072  $  5,112 (8%)/1/    $ 1,057,742(15%)/2/      $     0
Growth and Income Fund                   779,396    77,587(10%)/1/      13,310,208(9%)/2/            0
CORE U.S. Equity Fund                    279,620          0(0%)/1/       6,706,824(0%)/2/            0
CORE Large Cap Growth Fund/3/                N/A               N/A                    N/A          N/A
CORE Small Cap Equity Fund/3/                N/A               N/A                    N/A          N/A
CORE International Equity Fund/3/            N/A               N/A                    N/A          N/A
Capital Growth Fund                    1,460,140   304,052(21%)/1/      29,920,578(1%)/2/       42,039
Mid Cap Equity Fund                      364,294     22,134(6%)/1/       6,655,100(7%)/2/            0
International Equity Fund              1,529,436               0(0%)    48,059,958(0%)/2/            0
Small Cap Value Fund                     758,205     36,087(5%)/1/      16,439,842(1%)/2/            0
Japanese Equity Fund/3/                      N/A               N/A                    N/A          N/A
International Small Cap Fund/3/              N/A               N/A                    N/A          N/A
Emerging Markets Equity Fund/3/              N/A               N/A                    N/A          N/A
Asia Growth Fund                       1,554,313     50,624(3%)/1/     102,609,295(4%)/2/            0
Real Estate Securities Fund/ 3/              N/A               N/A                    N/A          N/A

                                                        Total                Total            Brokerage
                                                      Brokerage            Amount of         Commissions
                                         Total       Commissions          Transaction           Paid
                                       Brokerage       Paid to              on which         to Brokers
                                      Commissions     Affiliated          Commissions         Providing
                                         Paid          Persons                Paid            Research
                                      ===========  ================  ======================  ===========

Fiscal Year Ended
January 31, 1996:

Balanced Fund                          $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                    841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                     121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3 /                N/A               N/A                     N/A          N/A
CORE Small Cap Equity Fund/ 3/                N/A               N/A                     N/A          N/A
CORE International Equity Fund/ 3/            N/A               N/A                     N/A          N/A
Capital Growth Fund                     1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                       315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund               1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                      690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Japanese Equity Fund/3/                       N/A               N/A                     N/A          N/A
International Small Cap Fund/3/               N/A               N/A                     N/A          N/A
Emerging Markets Equity Fund/3 /              N/A               N/A                     N/A          N/A
Asia Growth Fund                        1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/ 3/               N/A               N/A                     N/A          N/A


----------------------------

1    Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3    Not operational.

During the fiscal year ended January 31, 1998, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1998, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

[TO BE UPDATED]

Fund                            Broker/Dealer           Amount
----                            -------------           ------
Balanced Fund                   Bear Stearns            $7,534
                                Lehman Brothers          5,954
                                Nomura Securities        5,901
                                Salomon Smith Barney     2,511
                                Morgan Stanley             425

Growth and Income Fund          Morgan Stanley          51,948
                                Bear Stearns            32,164
                                Lehman Brothers         25,420
                                Nomura Securities       25,195
                                Salomon Smith Barney    10,721

Capital Growth Fund             State Street            13,026
                                Bear Stearns             9,494
                                Lehman Brothers          7,504
                                Nomura Securities        7,437
                                Salomon Smith Barney     3,165

Small Cap Equity Fund           Bear Stearns            12,074
                                Lehman Brothers          9,543
                                Nomura Securities        9,458
                                Salomon Smith Barney     4,025

International Equity Fund       State Street            24,412

Asia Growth Fund                State Street             4,920

Mid Cap Equity Fund             Bear Stearns            10,870
                                Lehman Brothers          8,591
                                Nomura Securities        8,515
                                Salomon Smith Barney     3,623

Emerging Markets Equity Fund    State Street             5,727

CORE U.S. Equity Fund           Morgan Stanley           6,707
                                Lehman Brothers          4,434
                                Merrill Lynch            2,878
                                Bear Stearns             1,823
                                Nomura Securities        1,428
                                Salomon Smith Barney       608

CORE Large Cap Growth Fund      Merrill Lynch            1,578
                                Morgan Stanley           1,080
                                Lehman Brothers            929
                                Bear Stearns               722
                                Nomura Securities          566
                                Lehman Brothers            358
                                Salomon Smith Barney       241

CORE International Fund         State Street             2,391

CORE Small Cap Fund             Bear Stearns               275
                                Lehman Brothers            217
                                Nomura Securities          216
                                Salomon Smith Barney        92


                                NET ASSET VALUE

     Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.
All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (f) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

     The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

     Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     .  cost associated with aging parents;

     .  funding a college education (including its actual and estimated cost);

     .    health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     .    the benefits of international and emerging market investments;

     .    the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     .    performance of securities markets of specific countries and regions;
          and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

          The Service Shares of the Balanced, Capital Growth, Small Cap Value and Asia Growth Funds commenced operations on August 15, 1997, August 15, 1997, August 15, 1997 and January 31, 1998, respectively. The Service Shares of these funds had no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A Shares from that class' inception date (October 12, 1994, April 21, 1990, October 22, 1992 and July 8, 1994 respectively) to the inception dates of Service Shares stated above. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Class A Shares. The performance records of the applicable Class A Shares reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC-approved methodology.

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                        Assuming no voluntary
                                                                                        waiver of fees and no
                                                                                        expense reimbursements
                                                                                        ----------------------
                                                                             Assumes           Assumes           Assumes    Assumes
                                                                            5.5% sales         no sales         5.5% sales  no sales
Fund                       Class               Time Period                    charge            charge            charge     charge
---------------------- -------------  ------------------------------------  ----------  ----------------------  ----------  --------

Balanced Fund          A              10/12/94-1/31/98 - Since inception         17.45                   19.48       15.85     17.85
Balanced Fund          A              2/1/97-1/31/98 - One year                  11.10                   17.54       10.48     16.90
Balanced Fund          B              5/1/96-1/31/97 - Since inception           N/A                     18.96       N/A       18.51
Balanced Fund          B              2/1/97-1/31/98 - One year                  N/A                     16.71       N/A       16.36
Balanced Fund          C              8/15/97-1/31/98 - Since inception*         N/A                      2.49       N/A        2.35
Balanced Fund          Institutional  8/15/97-1/31/98 - Since inception*         N/A                      2.93       N/A        2.68
Balanced Fund          Service        8/15/97-1/31/98 - Since inception         N/A                      2.66       N/A         2.47

Growth and Income      A              2/5/93-1/31/98 - Since inception           18.56                   19.91       17.87     19.21
Growth and Income      A              2/1/97-1/31/98 - One year                  16.90                   23.71       16.69     23.48
Growth and Income      B              5/1/96-1/31/98 - Since inception           N/A                     26.06       N/A       26.05
Growth and Income      B              2/1/97-1/31/98 - One year                  N/A                     22.87       N/A       22.85
Growth and Income      C              8/15/97-1/31/98 - Since inception*         N/A                      0.51       N/A        0.49
Growth and Income      Institutional  6/3/96-1/31/98 - Since inception           N/A                     27.58       N/A       27.57
Growth and Income      Institutional  2/1/97-1/31/98 - One year                  N/A                     24.24       N/A       24.23
Growth and Income      Service        3/6/96-1/31/98 - Since inception           N/A                     25.01       N/A       24.99
Growth and Income      Service        2/1/97-1/31/98 - One year                  N/A                     23.63       N/A       23.62

CORE U.S. Equity       A              5/24/91-1/31/98 - Since inception          15.18                   16.15       14.90     15.87
CORE U.S. Equity       A              2/1/93-1/31/98 - Five year                 18.20                   19.54       17.94     19.28
CORE U.S. Equity       A              2/1/97-1/31/98 - One year                  18.07                   24.96       17.85     24.72
CORE U.S. Equity       B              5/1/96-1/31/98 - Since inception           N/A                     24.71       N/A       24.53
CORE U.S. Equity       B              2/1/97-1/31/98 - One year                  N/A                     24.28       N/A       24.08
CORE U.S. Equity       C              8/15/97-1/31/98 - Since inception*         N/A                      4.85       N/A        4.77
CORE U.S. Equity       Institutional  6/15/95-1/31/98 - Since inception          N/A                     27.17       N/A       26.90
CORE U.S. Equity       Institutional  2/1/97-1/31/98 - One year                  N/A                     25.76       N/A       25.55
CORE U.S. Equity       Service        6/7/96-1/31/98 - Since inception           N/A                     25.18       N/A       24.93
CORE U.S. Equity       Service        2/1/97-1/31/98 - One year                  N/A                     25.11       N/A       24.91

CORE Large Cap Growth  A              11/11/91-1/31/98 - Since inception         19.82                   20.95       19.61     20.73
CORE Large Cap Growth  A              2/1/93-1/31/98 - Five year                 22.17                   23.55       21.90     23.28
CORE Large Cap Growth  A              2/1/97-1/31/98 - One year                  19.70                   26.57       18.39     25.19
CORE Large Cap Growth  B              5/1/97-1/31/98 - Since inception*          N/A                     23.26       N/A       22.15

                                                                                                          Assuming no voluntary
                                                                                                          waiver of fees and no
                                                                                                          expense reimbursements
                                                                                                         ------------------------

                                                                                   Assumes     Assumes     Assumes      Assumes
                                                                                 5.5% sales   no sales    5.5% sales    no sales
Fund                             Class                  Time Period                charge      charge       charge       charge
---------------------------  -------------  -----------------------------------  -----------  ---------  ------------  ----------

CORE Large Cap Growth        C              8/15/97-1/31/98 - Since inception*       N/A          4.56       N/A            3.97
CORE Large Cap Growth        Institutional  11/11/91-1/31/98 - Since inception       N/A         20.96       N/A           20.78
CORE Large Cap Growth        Institutional  2/1/93-1/31/98 - Five year               N/A         23.57       N/A           23.34
CORE Large Cap Growth        Institutional  2/1/97-1/31/98 - One year                N/A         26.67       N/A           25.48
CORE Large Cap Growth        Service        5/1/97-1/31/98 - Since inception*        N/A         23.56       N/A           22.43

CORE Small Cap Equity        A              8/15/97-1/31/98 - Since inception*       0.54        6.37        0.70          5.07
CORE Small Cap Equity        B              8/15/97-1/31/98 - Since inception*       N/A         6.07        N/A           4.99
CORE Small Cap Equity        C              8/15/97-1/31/98 - Since inception*       N/A         6.17        N/A           4.89
CORE Small Cap Equity        Institutional  8/15/97-1/31/98 - Since inception*       N/A         6.57        N/A           5.38
CORE Small Cap Equity        Service        8/15/97-1/31/98 - Since inception*       N/A         6.47        N/A           5.19

CORE International Equity    A              8/15/97-1/31/98 - Since inception*      (12.72)     (7.66)      (14.10)       (9.11)
CORE International Equity    B              8/15/97-1/31/98 - Since inception*       N/A        (7.90)       N/A          (9.25)
CORE International Equity    C              8/15/97-1/31/98 - Since inception*       N/A        (7.80)       N/A          (9.15)
CORE International Equity    Institutional  8/15/97-1/31/98 - Since inception*       N/A        (7.45)       N/A          (8.81)
CORE International Equity    Service        8/15/97-1/31/98 - Since inception*       N/A        (7.70)       N/A          (9.12)

Capital Growth               A              4/20/90-1/31/98 - Since inception        17.30       18.15       16.97         17.82
Capital Growth               A              2/1/93-1/31/98 - Five year               17.63       18.97       17.38         18.71
Capital Growth               A              2/1/97-1/31/98 - One year                22.61       29.71       22.31         29.40
Capital Growth               B              5/1/96-1/31/98 - Since inception         N/A         27.73       N/A           27.72
Capital Growth               B              2/1/97-1/31/98 - One year                N/A         28.73       N/A           28.71
Capital Growth               C              8/15/97-1/31/98 - Since inception*       N/A          8.83       N/A            8.82
Capital Growth               Institutional  8/15/97-1/31/98 - Since inception*       N/A          9.31       N/A            9.28
Capital Growth               Service        4/20/90-1/31/98 - Since inception        N/A          9.18       N/A            9.03
Capital Growth               Service        2/1/93-1/31/98 - Five year               N/A         N/A         N/A           N/A
Capital Growth               Service        2/1/97-1/31/98 - One year                N/A         N/A         N/A           N/A

Mid Cap Equity               A              8/15/97-1/31/98 - Since inception*      (2.29)        3.42      (2.34)          3.36
Mid Cap Equity               B              8/15/97-1/31/98 - Since inception*       N/A          3.17       N/A            3.12
Mid Cap Equity               C              8/15/97-1/31/98 - Since inception*       N/A          3.27       N/A            3.22
Mid Cap Equity               Institutional  8/1/95-1/31/98 - Since inception         N/A         25.25       N/A           25.13
Mid Cap Equity               Institutional  2/1/97-1/31/98 - One year                N/A         30.86       N/A           30.71
Mid Cap Equity               Service        7/18/97-1/31/98 - Since inception*       N/A          6.30       N/A            6.22

International Equity         A              12/1/92-1/31/98 - Since inception        9.94        11.15       9.70          10.91
International Equity         A              2/1/93-1/31/98 - Five year               10.02       11.27       9.85          11.11
International Equity         A              2/1/97-1/31/98 - One year                 5.03       11.12       4.90          10.98
International Equity         B              5/1/96-1/31/98 - Since inception         N/A          7.55       N/A            7.44
International Equity         B              2/1/97-1/31/98 - One year                N/A         10.51       N/A           10.41
International Equity         C              8/15/97-1/31/98 - Since inception*       N/A         (5.92)      N/A           (5.99)
International Equity         Institutional  2/7/96-1/31/98 - Since inception         N/A         12.27       N/A           12.13
International Equity         Institutional  2/1/97-1/31/98 - One year                N/A         11.82      N/A            11.71

                                                                                                          Assuming no voluntary
                                                                                                          waiver of fees and no
                                                                                                          expense reimbursements
                                                                                                         ------------------------

                                                                                   Assumes     Assumes     Assumes      Assumes
                                                                                 5.5% sales   no sales    5.5% sales    no sales
Fund                             Class                  Time Period                charge      charge       charge       charge
---------------------------  -------------  -----------------------------------  -----------  ---------  ------------  ----------

International Equity         Service        3/6/96-1/31/98 - Since inception          N/A        11.38         N/A         11.26
International Equity         Service        2/1/97-1/31/98 - One year                 N/A        11.25         N/A         11.17

Small Cap Value              A              10/22/92-1/31/98 - Since inception        14.65      15.89         14.33       15.56
Small Cap Value              A              2/1/93-1/31/98 - Five year                11.80      13.07         11.58       12.85
Small Cap Value              A              2/1/97-1/31/98 - One year                 19.21      26.17         18.96       25.90
Small Cap Value              B              5/1/96-1/31/98 - Since inception          N/A        17.15         N/A         17.18
Small Cap Value              B              2/1/97-1/31/98 - One year                 N/A        25.29         N/A         25.31
Small Cap Value              C              8/15/97-1/31/98 - Since inception*        N/A         5.55         N/A          5.64
Small Cap Value              Institutional  8/15/97-1/31/98 - Since inception*        N/A         6.08         N/A          6.08
Small Cap Value              Service        10/22/92-1/31/98 - Since inception        N/A         5.91         N/A          5.93
Small Cap Value              Service        2/1/93-1/31/98 - Five year                N/A        N/A           N/A         N/A
Small Cap Value              Service        2/1/97-1/31/98 - One year                 N/A        N/A           N/A         N/A

Asia Growth                  A              7/8/94-1/31/98 - Since inception         (14.31)    (12.94)       (14.55)     (13.19)
Asia Growth                  A              2/1/97-1/31/98 - One year                (51.33)    (48.49)       (51.45)     (48.62)
Asia Growth                  B              5/1/96-1/31/98 - Since inception          N/A       (34.00)        N/A        (34.09)
Asia Growth                  B              2/1/97-1/31/98 - One year                 N/A       (48.70)        N/A        (48.81)
Asia Growth                  C              8/15/97-1/31/98 - Since inception*        N/A       (47.17)        N/A        (47.22)
Asia Growth                  Institutional  2/2/96-1/31/98 - Since inception          N/A     N/A              N/A         N/A
Asia Growth                  Institutional  2/1/97-1/31/98 - One year                 N/A     N/A              N/A         N/A
Asia Growth                  Service        7/8/94-1/31/98 - Since inception
Asia Growth                  Service        2/1/97-1/31/98 - One year

Emerging Markets Equity      A              12/15/97-1/31/98 - Since inception*      (8.41)     (3.10)        (8.91)      (3.62)
Emerging Markets Equity      B              12/15/97-1/31/98 - Since inception*       N/A       (3.10)         N/A        (3.62)
Emerging Markets Equity      C              12/15/97-1/31/98 - Since inception*       N/A       (3.00)         N/A        (3.52)
Emerging Markets Equity      Institutional  12/15/97-1/31/98 - Since inception*       N/A       (3.00)         N/A        (3.51)
Emerging Markets Equity      Service        12/15/97-1/31/98 - Since inception*       N/A       (3.10)         N/A        (3.62)


__________________________
All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

  From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

  The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

  In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

  A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

  Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

  The Funds except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Growth, Japanese Equity and International Small Cap were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

  The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated
to such class or series.   The Trustees also have authority to classify and
reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

  Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

  Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

  Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

  Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

  Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

  Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

  It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

  Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of April 3, 1998 State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 13.2% and Marine Midland Bank as Trustee (Mark IV Ind & Subs Employees Retirement Income Fund) P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240, was recordholder of 6.0% of CORE U.S. Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, 3353 Michelson Drive,

Irvine, CA 92698, was recordholder of 17.0%, Goldman Sachs CORE Large Cap Fund, Omnibus A/C - Growth and Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 8.7% and Goldman Sachs CORE Large Cap Growth Fund, Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 7.7% of CORE Large Cap Growth Fund; Goldman Sachs CORE Small Cap, Omnibus A/C Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 10.9%, The Goldman Sachs Group LP, Seed Account, Attn: Karen Yost, 85 Broad Street, New York, NY 10004, was recordholder of 10.9% and Goldman Sachs CORE Small Cap Equity Fund, Omnibus A/C Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 9.7% of CORE Small Cap Equity Fund's outstanding shares; Goldman Sachs CORE International Equity Fund, Omnibus A/C Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 29.1%, Goldman Sachs CORE International Equity Fund, Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 23.1%, The Goldman Sachs Group LP, Seed Account, Attn: Karen Yost, 85 Broad Street, New York, NY 10004, was recordholder of 11.7%, Goldman Sachs CORE International Equity Fund, Omnibus A/C Aggressive Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 9.6% and Goldman Sachs CORE International Equity Fund, Omnibus A/C Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 5.7% of CORE International Equity Fund's outstanding shares; State Street Bank and Trust Company as Trustee, (GS Profit Sharing Master Trust), was recordholder of 59.9% of Mid Cap Equity Fund's outstanding shares; Ralph Lauren 1997 CRUT, C/O Arnold Cohen, 111 W. 40th Street, New York, NY 10018, was recordholder of 11.1%, B.J. McCloskey, T.D. McCloskey, W.R. Jordan, R.L. Branstein as Trustees, McCloskey Trust U/A/D 8/10/72, P.O. Box 7846, Aspen, CO 81612, was recordholder of 9.8%, GTE Investment Management Corporation, Attn: Robert Nunt, One Stamford Forum, Stamford, CT 06904, was recordholder of 7.2%, Goldman Sachs Emerging Markets Equity Fund, Omnibus A/C Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 5.9% and Goldman Sachs Emerging Markets Equity Fund, Omnibus A/C Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 5.8% of Emerging Markets Equity Fund's outstanding shares; State Street Bank and Trust Company as Trustee, FBO Goldman Sachs Employee Pension Plan, Attn: Jennifer Consigli, 200 Newport Avenue, North Quincy, MA 02170, was recordholder of 6.4% of Asia Growth Fund's outstanding shares.

  Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

  The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

  The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

  The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

  The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

  The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

  The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

  Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

  In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

  The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                    TAXATION

  The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

  Each Fund is a separate taxable entity. Japanese Equity and International Small Cap Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

  If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

  In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

  Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

  A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

  Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

  If the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

  If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

  Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

  If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

  Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

  Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the capital gain. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

  When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. In general, the maximum long-term capital gain rate will be 20% (for gains on capital assets held more than 18 months) or 28% (for gains on capital gains held more than one year but not more than 18 months).
Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

  The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S.

investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

  Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

  Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

  Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                 FINANCIAL STATEMENTS

          The audited financial statements and related Reports of Independent Public Accountants, contained in the 1998 Annual Report of each of the Funds (except Real Estate Securities, Japanese Equity and International Small Cap Funds), are incorporated herein by reference into this Additional Statement and attached hereto. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                               OTHER INFORMATION

          Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

          The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

          The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the

Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS
            (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ONLY)


CLASS A DISTRIBUTION PLAN. As described in the Prospectus, the Trust with respect to Class A Shares of each Fund has adopted a distribution plan (the "Class A Plan") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plan" in the Prospectus.

The Class A Plan for each Fund was most recently approved on April 22, 1998 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plan, cast in person at a meeting called for the purpose of approving the Class A Plan. The compensation payable under the Class A Plan may not exceed 0.25% per annum of each Fund's average daily net assets.

Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds and to limit the amount of such fee to 0.21% of average daily net asset attributable to Class A Shares of CORE U.S. Equity and Asia Growth Funds; and to limit the amount of such fee to 0.09% of the average daily net asset attributable to Class A Shares of the Growth and Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver but may do so in the future at its discretion.

Each Class A Plan was amended effective April 30, 1997 for each of the Funds then in existence to reduce the fee payable under the Plan from 0.50% of average daily net assets attributable to Class A Shares. At the time of such amendment the Trustees approved the Authorized Dealer Service Plan pursuant to which personal and account maintenance services are provided. See "Management -- Authorized Dealer Service Plans."

For the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996 the amounts paid to Goldman Sachs pursuant to its Class A Plan by each Fund then in existence were as follows:


                                        1998      1997       1996
                                        ----      ----       ----

Balanced Fund                        $        0  $      0  $10,103
Growth and Income Fund                  723,634   139,025  191,414
CORE U.S. Equity Fund                   720,025   363,264  264,159
CORE Large Cap Growth Fund/1/                 0       N/A      N/A
CORE Small Cap Equity Fund/1/             1,380       N/A      N/A
CORE International Equity Fund/1/         2,751       N/A      N/A
Capital Growth Fund                           0         0  770,488
Mid Cap Equity Fund/1/                   67,478       N/A      N/A
International Equity Fund             1,416,253   900,274  231,028


                                        1998        1997       1996
                                        ----        ----       ----

Small Cap Value Fund                          0         0     272,353
Japanese Equity Fund/2/                     N/A       N/A         N/A
International Small Cap Fund/2/             N/A       N/A         N/A
Emerging Markets Equity Fund/1/           3,381       N/A         N/A
Asia Growth Fund                        431,390   526,448     114,156
Real Estate Securities Fund/2/              N/A       N/A         N/A
-----------------------------------

1. The Mid Cap Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on August 15, 1997, May 1, 1997, August 15, 1997, August 15, 1997 and
     December 15, 1997, respectively.

2.   Not Operational.



Had Goldman Sachs' voluntary limitations not been in effect the Funds would have paid Goldman Sachs the following fees during the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996 pursuant to their respective Class A
Plans:


                                        1998        1997        1996
                                        ----        ----        ----

Balanced Fund                        $  301,397  $  153,392  $  84,350
Growth and Income Fund                2,324,970   1,252,257    986,255
CORE U.S. Equity Fund                   771,451     432,457    349,883
CORE Large Cap Growth Fund/1/            61,924         N/A        N/A
CORE Small Cap Equity Fund/1/             6,898         N/A        N/A
CORE International Equity Fund/1/         2,751         N/A        N/A
Capital Growth Fund                   2,678,370   2,171,462  3,104,424
Mid Cap Equity Fund/1/                   67,478         N/A        N/A
International Equity Fund             1,632,745   1,071,755    929,746
Small Cap Value Fund                    727,298     529,684    999,563
Japanese Equity Fund/2/                     N/A         N/A        N/A
International Small Cap Fund/2/             N/A         N/A        N/A
Emerging Markets Equity Fund/1/           3,381         N/A        N/A
Asia Growth Fund                        513,560     626,724    505,066
Real Estate Securities Fund/2/              N/A         N/A        N/A
-----------------------------------

1. The Mid Cap Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on August 15, 1997, May 1, 1997, August 15, 1997, August 15, 1997 and
     December 15, 1997, respectively.

2.   Not Operational.

During the fiscal year ended January 31, 1998, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund then in existence:

                                                Compensation              Printing and   Preparation
                                                and Expenses  Allocable    Mailing of        and
                                                   of the     Overhead,   Prospectuses   Distribution
                                                Distributor   Telephone     to Other       of Sales
                                  Compensation  & Its Sales   and Travel  Than Current  Literature and
                                   to Dealers    Personnel     Expenses   Shareholders   Advertising
                                  ------------  ------------  ----------  ------------  --------------
Fiscal Year Ended
January 31, 1998:

Balanced Fund/1/                           N/A           N/A         N/A           N/A             N/A
Growth and Income Fund/1/               80,177     2,763,000   1,137,000       164,000         235,000
CORE U.S. Equity Fund                   41,621       546,000     260,000        29,000          69,000
CORE Large Cap Growth Fund                 N/A           N/A         N/A           N/A             N/A
CORE Small Cap Equity Fund                 534       338,000     138,000        19,000          33,000
CORE International Equity Fund               0       294,000     126,000        16,000          22,000
Capital Growth Fund/1/                     N/A           N/A         N/A           N/A             N/A
Mid Cap Equity                          10,090       539,000     154,000        32,000          44,000
International Equity Fund/1/           240,271       537,000     236,000        32,000          50,000
Japanese Equity Fund/2/                    N/A           N/A         N/A           N/A             N/A
International Small Cap/2/                 N/A           N/A         N/A           N/A             N/A
Small Cap Value Fund/1/                    N/A           N/A         N/A           N/A             N/A
Asia Growth Fund/1/                    112,925       281,000     114,000        17,000          31,000
Emerging Market Equity Fund                N/A           N/A         N/A           N/A             N/A
Real Estate Securities Fund/2/             N/A           N/A         N/A           N/A             N/A

The table above reflects amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Class A Plans. The payments under the Class A Plan were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

_______________

/1/ Commencing June 1, 1995, Goldman Sachs is not imposing the 0.25% 12b-1 fee for these funds. As no distribution revenue has been earned after this date for these funds, no expenses are reflected above.

/2/ Not operational.

The Class A Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements. If the Class A Plan was terminated by the Trustees and no successor plans were adopted, each Fund would cease to make payments to Goldman Sachs under the Class A Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

Under the Class A Plan, Goldman Sachs, as distributor of each Fund's Class A Shares, will provide to the Trustees for their review, and the Trustees will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class A Plans and the purposes for which such services were performed and expenditures were made.

The Class A Plans will remain in effect until May 1, 1999 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plans. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein as to a Fund without approval of a majority of the outstanding voting securities of the affected Fund. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. A Class A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the Class A Shares of the applicable Fund. So long as the Class A Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class A Plans will benefit the Funds and their Class A shareholders.

CLASS B DISTRIBUTION PLAN. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class B Plan") pursuant to Rule 12b-1 under the Act with respect to the Class B Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

The Class B Plan was most recently approved for the Fund on April 22, 1998, by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class B Plan, cast in person at a meeting called for the purpose of approving the Class B Plan.

With respect to each Fund, the compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of that Fund. The fees received by

Goldman Sachs under the Class B Plan and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements.


During the fiscal years ended January 31, 1998 and January 31, 1997 Goldman Sachs incurred the following fees under the Class B Plan of each applicable Fund then in existence:


                                      1998      1997
                                      ----      ----

Balanced Fund                      $   74,569  $ 3,861
Growth and Income Fund              1,117,813   28,075
CORE U.S. Equity Fund                 265,025   36,508
CORE Large Cap Growth Fund             34,332      N/A
CORE Small Cap Equity Fund             20,064      N/A
CORE International Equity Fund          5,700      N/A
Capital Growth Fund                   127,395    7,632
Mid Cap Equity Fund/1/                 47,585      N/A
International Equity Fund             314,578   44,148
Small Cap Value Fund                  160,608    8,973
Japanese Equity Fund                      N/A      N/A
International Small Cap Fund/2/           N/A      N/A
Emerging Markets Equity Fund               38      N/A
Asia Growth Fund                       28,550   10,229
Real Estate Securities Fund/2/            N/A      N/A
----------------------------------

1. The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997 and December 15, 1997, respectively.

2.   Not Operational.


During the fiscal year ended January 31, 1996, Goldman Sachs incurred no fees under the Class B Plan, as Class B shares commenced operations on May 1, 1996.

The Class B Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plan was terminated by the Trustees and no successor plan was adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

Under the Class B Plan, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plan and the purposes for which such services were performed and expenditures were made.

The Class B Plans will remain in effect until May 1, 1999 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. The Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plan must also be approved by the Trustees in the manner described above. With respect to any Fund, the Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plan will benefit each Fund and their respective Class B shareholders.

CLASS C DISTRIBUTION PLAN. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class C Plan") pursuant to Rule 12b-1 under the Act with respect to the Class C shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

The Class C Plan of each Fund were most recently approved for the Funds on April 22, 1998, on behalf of the Trust by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class C Plan, cast in person at a meeting called for the purpose of approving the Class C Plan.

With respect to each Fund, the compensation payable under the Class C Plan is equal to 0.75% per annum of the average daily net assets attributable to Class C Shares of that Fund. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class C Shares.

No fees were paid to Goldman Sachs under the Class C Plans during the fiscal year ended January 31, 1997.

During the fiscal year ended January 31, 1998, Goldman Sachs incurred the following fees under the Class C Plan of each applicable Fund then in existence:


                                     1998
                                     ----

Balanced                           $13,290
Growth and Income                   57,542
CORE U.S. Equity Fund               14,614
CORE Large Cap Growth Fund           6,880
CORE Small Cap Equity Fund           4,038
CORE International Equity Fund       3,118
Capital Growth Fund                  9,607
Mid Cap Equity Fund                 10,495
International Equity Fund            7,485
Small Cap Value Fund                12,158
Japanese Equity Fund/1/                N/A
International Small Cap Fund/1/        N/A
Emerging Markets Fund                   28
Asia Growth Fund                     2,854
Real Estate Securities Fund/1/         N/A

-------------------------

/1/  Not Operational


The Class C Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class C Plan was terminated by the Trustees and no successor plan was adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

Under the Class C Plan, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class C Plan and the purposes for which such services were performed and expenditures were made.

The Class C Plan will remain in effect until May 1, 1999 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. The Class C Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class C Shares of that Fund. All material amendments of the Class C Plan must also be approved by the Trustees in the manner described above. With respect to any Fund, the Class C Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class C Shares of that Fund. So long as the Class C Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class C Plan will benefit each Fund and their respective Class C shareholders.

AUTHORIZED DEALER SERVICE PLANS. As described in the Prospectus, each Fund's Class A, Class B and Class C Shares have adopted a non-Rule 12b-1 Authorized Dealer Service Plan (each an "Authorized Dealer Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. Each Authorized Dealer Plan of each other Fund was most recently approved by the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Plan, at a meeting held on April 22, 1998. Each Fund's Authorized Dealer Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A or Class B Shares.

For the fiscal year ended January 31, 1998, January 31, 1997 and for the period June 1, 1995 (commencement of each Authorized Dealer Plan) through January 31, 1996, each Fund that was operational paid Authorized Dealer Service fees at the foregoing rate for each Fund's Class A Shares. During the period May 1, 1996 (commencement of each Class B Authorized Dealer Plan) through January 31, 1997, Authorized Dealer Service fees were paid with respect to each Fund's Class B Shares which were then in operation at the foregoing rate.

For the fiscal year ended January 31, 1998, January 31, 1997 and for the period June 1, 1995 through January 31, 1996, the amounts paid to Goldman Sachs pursuant to its Class A Authorized Dealer Service Plan and for the fiscal year ended January 31, 1998 and the period May 1, 1996 (commencement of Class B Authorized Dealer Service Plan) through January 31, 1997, the amounts paid to Goldman Sachs pursuant to its Class B Authorized Dealer Plan were:


                                      Class A     Class A    Class B   Class B   Class A    Class C
                                        1998        1997       1998     1997       1996      1998
                                     ----------  ----------  --------  -------  ----------  -------

Balanced Fund                        $  301,397  $  153,392  $ 24,856  $ 1,294  $   64,145  $ 4,430
Growth and Income Fund                2,324,970   1,252,257   372,604    9,358     603,426   19,181
CORE U.S. Equity Fund                   771,451     432,457    88,342   12,169     182,881    4,871
CORE Large Cap Growth Fund/1/            61,924         N/A    11,444      N/A         N/A    2,293
CORE Small Cap Equity Fund/1/             6,898         N/A     6,688      N/A         N/A    1,346
CORE International Equity Fund/1/         2,748         N/A     1,900      N/A         N/A    1,040
Capital Growth Fund                   2,678,370   2,171,462    42,465    2,854   1,563,448    3,202
Mid Cap Equity Fund                      67,485         N/A    15,862      N/A         N/A    3,499
International Equity Fund             1,632,745   1,071,755   104,859   14,733     470,027    2,496
Small Cap Value Fund                    727,298     569,684    53,536    2,992     458,857    4,052
Japanese Equity Fund/2/                     N/A         N/A       N/A      N/A         N/A      N/A
International Small Cap Fund/2/             N/A         N/A       N/A      N/A         N/A      N/A
Emerging Market Equity Fund/1/            3,424         N/A        13      N/A         N/A       10
Asia Growth Fund                        513,560     626,724     9,517    3,410     276,754      951
Real Estate Securities Fund/2/              N/A         N/A       N/A      N/A         N/A      N/A
-------------------

/1/ The CORE Large Cap Growth, CORE Small Equity, CORE International Equity and Emerging Markets Equity Funds commenced operations on May 1, 1997, August 15, 1997, August 15, 1997 and December 15, 1997 respectively.

/2/ Not operational

The Authorized Dealer Plans of each Fund will remain in effect until May 1, 1999, and from year to year thereafter, provided that the continuance of each service plan is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Plans. All material amendments of the Authorized Dealer Plans must also be approved by the Trustees in the manner described above. The Authorized Dealer Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgment there is a reasonable likelihood that the Authorized Dealer Plans will benefit the Funds and their shareholders.

          OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES,
                      REDEMPTIONS, EXCHANGES AND DIVIDENDS
            (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ONLY)

MAXIMUM SALES CHARGES
---------------------

          Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share, as of January 31, 1998 and $10.00 for the Real Estate Securities, Japanese Equity and International Small Cap Funds, the maximum offering price of each Fund's Class A shares would be as follows:


                                             Maximum   Offering
                                  Net Asset   Sales    Price to
                                    Value     Charge    Public
                                  ---------  --------  --------

Balanced Fund                         20.29      5.5%     21.47
Growth and Income Fund                25.93      5.5%     27.44
CORE U.S. Equity Fund                 26.59      5.5%     28.14
CORE Large Cap Growth Fund            11.97      5.5%     12.67
CORE Small Cap Equity Fund            10.59      5.5%     11.21
CORE International Equity Fund         9.22      5.5%      9.76
Capital Growth Fund                   18.48      5.5%     19.56
Mid Cap Equity Fund                   21.61      5.5%     22.87
International Equity Fund             19.85      5.5%     21.01
Small Cap Value Fund                  24.05      5.5%     25.45
Japanese Equity Fund                    N/A      5.5%       N/A
International Small Cap Fund            N/A      5.5%       N/A
Emerging Market Equity Fund            9.69      5.5%     10.25
Asia Growth Fund                       8.38      5.5%      8.87
Real Estate Securities Fund             N/A      5.5%       N/A

The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

OTHER PURCHASE INFORMATION
--------------------------

If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

RIGHT OF ACCUMULATION (CLASS A)
-------------------------------

A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of the Funds and Class A Shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A Shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than

$60,000). Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A Shares purchased subject to a sales charge.
Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A Shares held by any other Private Client Services account. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

STATEMENT OF INTENTION (CLASS A)
--------------------------------

If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------

A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Fund or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
--------------------------

A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A and Class B Shares. The CDSC applicable to Class B Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest -- Waiver or Reduction of Continent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

                                  SERVICE PLAN
                             (SERVICE SHARES ONLY)


The Funds have adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares.
Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

The Funds have adopted the Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Service Agreements, voted to approve the Plan and related Service Agreements at a meeting called for the purpose of voting on such

Plan and Service Agreements on April 22, 1998. The Plan and related Service Agreements will remain in effect until June 30, 1999 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Trustees. The Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Trustees' quarterly review of the Plan and related Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                   APPENDIX A

                         DESCRIPTION OF BOND RATINGS/*/

                        MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very

----------------------------
/*/ THE RATING SYSTEMS DESCRIBED HEREIN ARE BELIEVED TO BE THE MOST RECENT RATING SYSTEMS AVAILABLE FROM MOODY'S INVESTORS SERVICE, INC. AND STANDARD AND POOR'S RATINGS GROUP AT THE DATE OF THIS ADDITIONAL STATEMENT FOR THE SECURITIES LISTED. RATINGS ARE GENERALLY GIVEN TO SECURITIES AT THE TIMES OF ISSUANCE. WHILE THE RATING AGENCIES MAY FROM TIME TO TIME REVISE SUCH RATINGS, THEY UNDERTAKE NO OBLIGATION TO DO SO, AND THE RATINGS INDICATED DO NOT NECESSARILY REPRESENT RATINGS WHICH WILL BE GIVEN TO THESE SECURITIES ON THE DATE OF THE FUND'S FISCAL YEAR END.


                                      1-A
moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds which may be in default, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                                      2-A

                        STANDARD & POOR'S RATINGS GROUP

          AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          AA: The obligor's capacity to meet its financial commitment on the obligation is very strong and differs from the highest rated issues only in small degree.

          A: An obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          BBB: An obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          Plus (+) or Minus (-): The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          N.R.:  Not rated.


                                     3-A

                                 APPENDIX B/*/

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

          Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

          OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

          OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

          WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

          WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

          WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

          INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

          GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

          Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

-------------------------
/*/  Source:  Securities Data Corporation.  Common stock ranking excludes REITs,
     ====================================
     Investment Trusts and Rights.

                                      1-B

     Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

     With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

     The number one underwriter of all international equity issuers from (1993-
1996).

     A research budget of $200 million for 1997.

     Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

     The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).

     The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).




                                     2-B

                  GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck & Co. public (longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995      Dow Jones Industrial Average breaks 5000

1996      Goldman Sachs takes Deutsche Telecom public

          Dow Jones Industrial Average breaks 6000

1997      Dow Jones Industrial Average breaks 7000

          Goldman Sachs increases assets under management by 100% over 1996





                                      3-B

Goldman Sachs Funds



================================================================================
INTERNATIONAL EQUITY FUND                  Annual Report   January 31, 1998
================================================================================



                                           Long-term capital growth potential
                                           through investments in equity markets
                                           located around the world.



                                    [GRAPHIC]



                                                                        [LOGO]
                                                                        Goldman
                                                                        Sachs

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Fund Basics
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                 $815.6 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       65
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSIFX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSEBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSICX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSIEX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSISX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-               Fund Total Return         FT/S&P Actuaries
January 31, 1998                (based on NAV)(1)    Europe and Pacific Index(2)
--------------------------------------------------------------------------------
Class A                               11.12%                   8.77%
Class B                               10.51%                   8.77%
Class C (8/15/97-1/31/98)             -5.92%                  -3.94%
Institutional                         11.82%                   8.77%
Service                               11.25%                   8.77%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The FT/S&P Actuaries Europe and Pacific Index (EuroPac) is a market capitalization-weighted composite of approximately 1,500 stocks from 20 countries in the Europe and Asia-Pacific region. EuroPac is calculated on both a hedged and unhedged basis. From the inception of the Fund until 8/31/94, the Fund was managed using the hedged EuroPac as a benchmark, after which the unhedged EuroPac was used. The combined benchmark reflects this weighting. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                              Class C
ending 12/31/97     Class A    Class B  (Cumulative)(4)  Institutional   Service
--------------------------------------------------------------------------------
Last 12 Months      -1.27%      -1.29%        N/A           5.10%         4.59%
Five Years           9.41%        N/A         N/A            N/A            N/A
Since Inception      9.46%       3.54%      -9.58%         11.02%        10.10%
                   (12/1/92)    (5/1/96)   (8/15/97)      (2/7/96)      (3/6/96)
--------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $21.01 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).

================================================================================
TOP 10 HOLDINGS AS OF 1/31/98

                          Percentage of
Company Holding          Total Net Assets      Line of Business
--------------------------------------------------------------------------------
Misys, Inc.                    5.1%            Computer Software Services
Rentokil Initial               4.2%            Environmental Services
TIM                            3.8%            Telecommunications
Novartis AG                    3.7%            Pharmaceuticals
Bank of Ireland                3.3%            Banking
Dexia France                   3.3%            Banking
Aegon NV                       2.9%            Insurance and Financial Services
Fresenius AG                   2.8%            Pharmaceuticals
Adidas AG                      2.7%            Sporting Goods Manufacturer
Banco Popular ESP              2.7%            Banking
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND


Market Overview


Dear Shareholder,

1997 was a study in contrasts between the international markets. Europe's bourses were undeniably the performance leaders, as favorable economic conditions helped drive those markets upward. Japan fared less well, ending the year mired in a series of corporate bankruptcies and fallout from Asia's market woes.

     o The International Markets: Market Performances Vary Widely -- In 1997, Europe's overall economic recovery continued, but growth for specific countries was mixed. Strong politicial support for European Monetary Union and positive fundamental themes --including loose monetary policy and subdued inflation -- helped support stock performance throughout the fiscal year.

               Conversely, Japan's market turned in lackluster performance. Investors, unnerved by the government's austerity program and a series of corporate bankruptcies, chose to focus on international blue-chip stocks that benefited from the yen's weakness. Additional uncertainty came in the form of the Asian market downturn, which propelled the Tokyo market into a decline.

               In Asia, with the exception of two brief rallies early in the year, the markets were weak. Mid-year, Asian markets were thrown into a downturn when, on July 2, Thai authorities allowed their currency to float freely against the US dollar. The decision severely impacted the region's highly leveraged economies. In the aftermath, investors have seen sharply lower asset prices, higher yields, extreme volatility and widely varying liquidity conditions.

     o Outlook: Prospects for Most Markets Are Good, but Maintain Perspective on Asia -- We believe that Europe's domestic economy is well positioned to withstand the effects resulting from Asia's market crisis, as both monetary and fiscal policy underpin Europe's economic growth.

               We are reasonably optimistic regarding prospects for Japan's equity market. The stock market is significantly undervalued relative to interest rates and many conventional valuation measures, such as price-to-book and price-to-cash flow. Although Japanese companies will likely be affected by the downturn in the Asian economies, any negative effects will be company-specific, rather than all-inclusive.

               In Asia, we anticipate further weakness in most markets and currencies, as investors await the reforms that will once again attract capital into this region.

          We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,

          /s/ David B. Ford                 /s/ John P. McNulty

          David B. Ford                     John P. McNulty
          Co-Head,                          Co-Head,
          Goldman Sachs Asset               Goldman Sachs Asset
          Management International          Management International

          February 27, 1998

GOLDMAN SACHS INTERNATIONAL EQUITY FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs International Equity Fund for the 12-month period ended January 31, 1998.

          Performance Review: Strong Performance Relative to Peers

          The Fund's Class A shares, Class B shares, Institutional shares and Service shares out-performed (based on NAV) the average annual return of 8.17% generated by the Lipper International Fund category for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. (ranking 140, 156, 120 and 133 out of 435 funds, respectively. For the five-year period, Class A shares ranked 74 out of 118 funds. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class C share performance was not available, as the performance record is less than 12 months).

          Regional Allocations

          Throughout the period, the Fund maintained an overweighting in Central Europe relative to its benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index unhedged. This strategy proved beneficial given this region's strong performance. Although the portfolio was underweighted in Japan -- and despite Japan's lackluster market -- our positions there generated strong returns and contributed positively to Fund performance. Finally, the Fund's underweighting in Asia helped cushion the Fund from losses after the onset of the currency crisis in that region.

          Portfolio Highlights

          o Adidas (Germany) -- Adidas, the world's number two sporting brand, gained market share this year in part due to its exposure to the fast-growing running and football sectors and its lack of exposure in basketball, a declining sector in the United States.

          o ASM Lithography (the Netherlands) -- ASM, one of only three volume manufacturers in the world of photolithographic tools for semiconductor manufacturing, benefited from strong demand for its products due to the underlying growth in global semiconductor demand and the increasing need for complex value-added machines.

          o SMC (Japan) -- SMC's management has implemented a strategy focused on expanding its global sales network, a move that has already contributed to the company's rising market share in the business of manufacturing pneumatic control devices.

          o TDK (Japan) -- TDK advanced strongly over the 12-month period, in the wake of robust sales resulting from the company's leading position in a new type of hard-disk drive head.

          o Asia Satellite Telecommunications Holdings Ltd. (Hong Kong) -- The company demonstrated consistently positive relative performance over the year, and has been very resilient given that its revenues are secured by long-term, U.S. dollar-denominated contracts.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND


INVESTMENT
PROCESS OVERVIEW

The results of our bottom-up
stock selection process are
enhanced by a top-down
review of our regional market
views and the views of the
quantitative research team.

      ==================
      Regional Portfolio
        Management Team
      ==================

Stock Selection
by Region:

o  Expected
   Stock Returns

o  Expected
   Market Returns

o  Earnings
   Momentum

o  Economic and
   Political Risks

        ===============
         Quantitative
        Research/Asset
        Allocation Team
        ===============

Proprietary Models:

o  Expected
   Country Returns
o  Regional
   Optimization

         ============
           Portfolio
         Construction
         ============

              \/

o  Risk Control BARRA
o  Currency Management

              \/

          =========
           Optimal
          Portfolio
          ==========

     Key New Acquisitions

o Nintendo (Japan) -- The company's stock has risen significantly since the position was initiated. One of the largest video game manufacturers in the industry, Nintendo has the potential to demonstrate strong earnings growth over the next few years as new games software for the company's Nintendo-64 platform is introduced.

o VNU (Netherlands) -- VNU, based in Holland, is a successful publisher of consumer magazines and regional newspapers. The company is now expanding its operations into new areas of growth -- most notably marketing information services and telephone directories.

     Portfolio Outlook

     Over the next year, European markets stand to benefit from good earnings and economic growth, benign inflation and stable interest rates. Moreover, we expect a continuation of the restructuring trend that has proven so beneficial to European companies over the past year. Given this favorable outlook, we plan to maintain the Fund's overweighting in this region. Our view on Japan is more cautious, and so we intend to focus on quality companies that have limited economic sensitivity, as well as on exporters who are not solely dependent upon business in Japan. Finally, in the Asia Pacific region, we will maintain an underweighting given our opinion that Asia's woes are not yet over. We will focus on companies in Australia, as we believe these stand to benefit from reasonable economic growth in that country.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Ivor H. Farman                     /s/ Alessandro P. Lunghi


     Ivor H. Farman                         Alessandro P. Lunghi
     Portfolio Manager, Goldman Sachs       Portfolio Manager, Goldman Sachs
     International Equity Fund, London      International Equity Fund, London


     /s/ Shogo Maeda                        /s/ Warwick M. Negus

     Shogo Maeda                            Warwick M. Negus
     Portfolio Manager, Goldman Sachs       Portfolio Manager, Goldman Sachs
     International Equity Fund, Tokyo       International Equity Fund, Singapore

     February 27, 1998

GOLDMAN SACHS INTERNATIONAL EQUITY FUND


International Markets Offer Long-Term Rewards

For investors willing to invest in international markets, a long-term reward may be lower portfolio volatility.


The potential for reduced overall portfolio volatility and the opportunity to participate in some of the world's best performing markets are two of the most compelling reasons to consider diversifying into international markets.

A Diversified Portfolio May Reduce Fluctuations Over Time

Historically, there has been a low correlation between the performance of international markets and the U.S. stock market. Diversifying among markets can help to reduce the impact a downturn in any one market may have on a portfolio. Over time, this can lead to lower overall portfolio volatility.

International Investing Provides Access to Top-Performing Markets

As illustrated in the table below, the U.S. stock market has ranked in the top three performing markets only twice in the last ten years. The steady advancement of a number of foreign industrialized economies has fostered unprecedented worldwide economic expansion, which has in turn spurred the growth of many foreign companies. By investing internationally, you may gain access to some of the world's best performing markets and fastest growing companies.


================================================================================
THE TOP-PERFORMING STOCK MARKETS (1987-1997)
================================================================================

Year            1st                     2nd                     3rd
--------------------------------------------------------------------------------
1988           Belgium 55%             Denmark 54%              Sweden 49%
1989           Austria 105%            Malaysia 56%             Germany 47%
1990           U.K. 10%                Hong Kong 9%             Austria 7%
                                                                ===============
1991           Hong Kong 50%           Australia 36%            U.S. 31%
                                                                ===============
1992           Hong Kong 32%           Malaysia 18%             Switzerland 18%
1993           Hong Kong 117%          Malaysia 110%            Finland 83%
1994           Finland 52%             Norway 24%               Japan 22%
                                       ==============
1995           Switzerland 45%         U.S. 38%                 Sweden 34%
                                       ==============
1996           Spain 41%               Sweden 38%               Finland 35%
1997           Portugal 44%            Switzerland 43%          Italy 34%
--------------------------------------------------------------------------------

Source: Morgan Stanley Capital International (MSCI). The percentages indicate the annual change in total return in stock market value as tracked by MSCI country indices. Returns are shown in U.S. dollars. MSCI country indices include selected, domestically listed stocks of companies that are representative of each market's structure. Please note that investors cannot invest directly in MSCI country indices. This chart is for illustrative purposes only and is not indicative of future results of any individual stock market or any Goldman Sachs mutual fund, or the fees and expenses associated with the funds. At any given point in time, the funds' portfolios may, or may not, include the securities of companies in the countries listed in this chart. The funds could be more volatile than these indices, since they include a smaller number of stocks.

For More Information

A mutual fund composed of international stocks is one of the most convenient ways for investors to access the benefits associated with international investing. Goldman Sachs Asset Management offers a variety of mutual funds that invest in international markets. To learn more about these and other Goldman Sachs Funds, call your investment professional today.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND
 Performance Summary
 January 31, 1998

 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on December 1, 1992. For comparative purposes, the performance of the Fund's benchmarks (FT Euro-Pac Unhedged and Combined) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when re-deemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 INTERNATIONAL EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 1, 1992 TO JANUARY 31, 1998


                             [GRAPH APPEARS HERE]


          FT Euro-Pac Unhedged   FT Euro-Pac Combined   International Equity Fund (Class A)
Jan-93           10000                 10000                        9450
                 10054                 10057                        9547
                 10055                 10063                        9567
                 10401                 10256                        9780
                 11342                 10861                        9827
                 12441                 11542                        9800
Jul-93           12790                 11635                        9980
                 12458                 11550                       10000
                 13028                 12079                       10347
                 13680                 12578                       10827
                 13301                 12223                       10580
                 13621                 12734                       11020
Jan-94           12377                 11676                       10820
                 13226                 12599                       11527
                 14399                 13498                       12067
                 14422                 13186                       11947
                 13871                 12519                       11273
                 14439                 12878                       11567
Jul-94           14388                 12994                       11187
                 14613                 12664                       10720
                 14725                 12857                       10987
                 15041                 13113                       11240
                 14588                 12718                       11080
                 15081                 13148                       11167
Jan-95           14309                 12475                       10613
                 14434                 12584                       10736
                 13903                 12121                       10058
                 13774                 12008                       10203
                 14644                 12767                       10785
                 15219                 13268                       11173
Jul-95           15003                 13079                       11117
                 14703                 12818                       11394
                 15658                 13651                       11817
                 15046                 13117                       11734
                 15317                 13353                       12253
                 14917                 13005                       12032
Jan-96           15362                 13392                       12108
                 15972                 13924                       12769
                 16042                 13986                       12942
                 16079                 14018                       13318
                 16416                 14311                       13807
                 16963                 14788                       14229
Jul-96           16656                 14520                       14372
                 16749                 14602                       14522
                 16228                 14147                       14214
                 16277                 14190                       14214
                 16714                 14572                       14522
                 16517                 14400                       14432
Jan-97           17150                 14951                       15019
                 16899                 14733                       15163
                 16244                 14161                       14691
                 16530                 14410                       15034
                 16522                 14404                       15262
                 16596                 14468                       15361
Jul-97           17781                 15501                       16311
                 18705                 16307                       17079
                 18960                 16529                       17748
                 17532                 15284                       16319
                 18451                 16085                       17239
                 17061                 14874                       15999
Jan-98           16807                 14652                       15756
                 16861                 14699                       15840
                 17667                 15402                       16326



                                           SINCE INCEPTION  FIVE YEARS  ONE YEAR

  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998

  CLASS A (COMMENCED DECEMBER 1, 1992)
  Excluding sales charges                           11.15%     11.27%    11.12%
  Including sales charges                            9.94%     10.02%     5.03%
  ----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                       7.55%        n/a    10.51%
  Including redemption charges                       5.18%        n/a     5.11%
  ----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                      -5.92%        n/a      n/a
  Including redemption charges                      -6.86%        n/a      n/a
  ----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED FEBRUARY
  7, 1996)                                          12.27%        n/a    11.82%
  ----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED MARCH 6, 1996)           11.38%        n/a    11.25%
  ----------------------------------------------------------------------------
  /TABLE>

  (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES    DESCRIPTION                                             VALUE
 COMMON STOCKS - 96.8%
  AUSTRALIAN DOLLAR - 3.4%
  1,877,894 Telstra Corp. (Utility)*                           $ 4,341,736
  111,735   Village Roadshow (Entertainment & Leisure)*            275,719
  1,222,693 Westpac Bank Corp. (Banks)                           8,380,947
  897,191   Woodside Petroleum (Oil & Gas)                       6,180,543
  2,422,883 Woolworths Ltd. (Food & Grocery)*                    8,669,193
                                                               -----------
                                                                27,848,138
 -------------------------------------------------------------------------
  BRITISH POUND - 14.3%
  2,586,885 Electrocomponents (Electronics)*                    19,975,229
  648,511   Farnell Electronics (Electronics)                    3,461,933
  1,082,800 Misys PLC (Business Services)                       41,275,147
  7,385,358 Rentokil Group (Business Services)                  34,572,316
  1,004,965 Siebe (Electronics)                                 17,144,338
                                                               -----------
                                                               116,428,963
 -------------------------------------------------------------------------
  FRENCH FRANC - 6.3%
  23,968    Comptoirs Modernes (Retail)                         11,309,013
  224,500   Dexia France
            (Financial Services)                                26,664,793
  201,750   SGS Thomson Microelectronics
            (Electronics)*                                      13,802,373
                                                               -----------
                                                                51,776,179
 -------------------------------------------------------------------------
  GERMAN MARK - 8.7%
  152,155   Adidas AG (Apparel & Textiles)*                     22,301,227
  106,476   Fresenius AG (Pharmaceuticals)                      22,668,071
  149,680   Henkel KGAA (Chemicals)*                             8,906,119
  478,217   Hoechst AG (Pharmaceuticals)                        16,785,498
                                                               -----------
                                                                70,660,915
 -------------------------------------------------------------------------
  HONG KONG DOLLAR - 1.2%
  2,973,537 Asia Satellite Telecom (Utility)                     4,150,730
  1,927,400 Dao Heng Bank Group (Commercial Bank)*               2,864,818
  595,678   Sun Hung Kai Properties Co. (Real Estate)            3,056,536
                                                               -----------
                                                                10,072,084
 -------------------------------------------------------------------------
  IRISH POUND - 3.3%
  1,740,183 Bank of Ireland (Commercial Bank)                   26,942,163
 -------------------------------------------------------------------------
  ITALIAN LIRA - 6.0%
  3,082,290 Ente Nazionale Idrocarburi
            (Oil & Gas)*                                        17,942,006
  3,392,066 Telecom Italia Mobile (Di Risp Shares) (Utility)    10,032,144
  4,329,980 Telecom Italia Mobile (Utility)                     20,616,671
                                                               -----------
                                                                48,590,821
 -------------------------------------------------------------------------

  SHARES    DESCRIPTION                                             VALUE
 COMMON STOCKS - (CONTINUED)
  JAPANESE YEN - 23.1%
  278,459   Aderans Company Ltd. (Retail)                      $ 6,975,184
  17,300    Autobachs Seven Co. (Auto/Vehicle)                     633,675
  762,265   Canon Inc. (Business Equipment Manufacturer)        18,493,708
  351,252   Hoya Corp. (Electronics)                             9,573,312
  285,108   Inaba Denkisangyo (Electronics)                      3,144,161
  407,100   Ito En (Beverages)*                                 10,165,475
  397,497   Kokuyo Co., Ltd. (Computers/Office)                  6,825,864
  15        Kyocera Corp. (Electronics)                                812
  339,776   Max Co. (Office Equipment Manufacturer)              2,676,455
  260,750   Mirai Industry Co. (Electronics)                     3,183,635
  2,981,707 Mitsubishi Heavy Industries Ltd. (Industrial
            Machinery)                                          12,753,580
  2,705,790 Mitsui Marine & Fire (Insurance)                    15,260,699
  191,142   Nintendo (Recreational Products)                    20,175,682
  217,000   Ono Pharmaceutical (Pharmaceuticals)*                4,854,510
  530,000   Sankyo Co. (Financial Services)*                    13,818,827
  395,654   Santen Pharmaceutical Co. (Pharmaceuticals)          5,204,744
  156,800   Sanyo Shinpan Financial
            (Financial Services)                                 7,843,088
  357,654   Shimachu Co. (Retail)                                6,395,231
  218,911   SMC Corp. (Industrial Machinery)                    19,658,019
  340,629   Taikisha Ltd. (Industrial Machinery)                 3,756,444
  2         Takeda Chemical Industry (Pharmaceuticals)                  56
  222,037   TDK Corp. (Consumer Goods)*                         17,192,783
  835       Tostem Corp. (Construction Materials)                   10,918
  27        York Benimaru (Retail)                                     447
                                                               -----------
                                                               188,597,309
 -------------------------------------------------------------------------
  NETHERLANDS GUILDER - 10.5%
  244,946   Aegon (Insurance)                                   23,337,230
  121,000   ASM Lithography Hl (Electronics/Semiconductors)*     8,322,395
  288,340   Baan Co NV (Computer/Office)*                       11,033,326
  775,277   Ver Ned Uitgevers (Publishing)*                     21,667,425
  151,800   Wolters Kluwer NV (Publishing)                      20,514,010
                                                               -----------
                                                                84,874,386
 -------------------------------------------------------------------------
  PORTUGUESE ESCUDO - 2.0%
  797,500   Elec de Portugal (Electrical Instruments)           16,477,835
 -------------------------------------------------------------------------
  SINGAPORE DOLLAR - 0.3%
  1,832,266 Parkway Holdings (Conglomerate)                      2,767,903
 -------------------------------------------------------------------------
  SPANISH PESETA - 2.7%
  292,632   Banco Popular (Commercial Banks)                    22,052,004
 -------------------------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND

  SHARES      DESCRIPTION                                           VALUE
 COMMON STOCKS - (CONTINUED)
  SWEDISH KRONA - 8.7%
  395,232     Ericsson Telecommunications (Computer/Office)   $ 15,495,283
  844,215     Foreningssparbank (Banks)*                        19,827,518
  708,510     Securitas AB (Business Services)                  20,702,111
  4,685,493   Swedish Match AB (Tobacco)                        15,250,340
                                                              ------------
                                                                71,275,252
 --------------------------------------------------------------------------
  SWISS FRANC - 6.3%
  45,871      Adecco SA (Commercial Services)                   14,197,282
  17,615      Novartis AG (Pharmaceuticals)                     30,083,671
  6,261       Cie Financier Richemont AG (Consumer Goods)*       6,973,572
                                                              ------------
                                                                51,254,525
 --------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $671,106,444)                                         $789,618,477
 --------------------------------------------------------------------------
  PRINCIPAL
  AMOUNT      DESCRIPTION                                           VALUE
 SHORT-TERM OBLIGATIONS - 3.0%
  $24,412,252 State Street Bank & Trust Euro Time Deposit,
              5.56%, 02/02/98                                 $ 24,412,252
 --------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS (COST $24,412,252)             $ 24,412,252
 --------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $695,518,696)(A)                                      $814,030,729
 --------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
   exceeds cost                                               $183,905,371
  Gross unrealized loss for investments in which cost
   exceeds value                                               (66,670,594)
 --------------------------------------------------------------------------
  Net unrealized gain                                         $117,234,777
 --------------------------------------------------------------------------

  * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $696,795,952.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON STOCK INDUSTRY CLASSIFICATIONS
  Apparel & Textiles                      2.7%
  Auto/Vehicle                            0.1
  Banks                                   3.5
  Beverages                               1.2
  Business Equipment Manufacturer         2.3
  Business Services                      11.8
  Chemicals                               1.1
  Commercial Banks                        6.4
  Commercial Services                     1.7
  Computers/Office                        4.1
  Conglomerate                            0.3
  Construction Materials                  0.0
  Consumer Goods                          3.0
  Electrical Instruments                  2.0
  Electronics                             7.5
  Engineering                             2.1
  Entertainment & Leisure                 0.0
  Financial Services                      5.9
  Food & Grocery                          1.1
  Industrial Machinery                    4.4
  Insurance                               4.7
  Office Equipment Manufacturer           0.3
  Oil & Gas                               3.0
  Pharmaceuticals                         9.8
  Publishing                              5.2
  Real Estate                             0.4
  Recreational Products                   2.5
  Retail                                  3.0
  Tobacco                                 1.9
  Utility                                 4.8
 ---------------------------------------------
  TOTAL COMMON STOCK                     96.8%
 ---------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  7

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities
January 31, 1998
 ASSETS:

  Investment in securities, at value (identified cost
  $695,518,696)                                                    $814,030,729
  Cash, at value                                                        168,187
  Receivables:
  Investment securities sold                                         12,140,441
  Forward foreign currency exchange contracts                         1,674,478
  Fund shares sold                                                    5,208,749
  Dividends and interest, at value                                       91,092
  Other assets                                                          350,734
 -------------------------------------------------------------------------------
  TOTAL ASSETS                                                      833,664,410
 -------------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                     4,696,706
  Forward foreign currency exchange contracts                         4,147,468
  Fund shares repurchased                                             6,891,830
  Amounts owed to affiliates                                          1,820,339
  Accrued expenses and other liabilities                                527,878
 -------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  18,084,221
 -------------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                   725,610,554
  Accumulated undistributed net investment income                       772,084
  Accumulated distributions in excess of net realized gain on
  investment transactions                                           (14,898,491)
  Accumulated net realized foreign currency loss                    (12,714,671)
  Net unrealized gain on investments                                172,796,159
  Net unrealized loss on translation of assets and
  liabilities denominated in foreign currencies                     (55,985,446)
 -------------------------------------------------------------------------------
  NET ASSETS                                                       $815,580,189
 -------------------------------------------------------------------------------

                                                     CLASS A   CLASS B CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited shares
  authorized)                                     35,149,596 2,808,047 172,210
  Net asset and Class A redemption value per
  share(a)                                            $19.85    $19.70  $19.56
  Maximum public offering price per share (Class
  A NAV X 1.0582)                                     $21.01    $19.70  $19.56
 -----------------------------------------------------------------------------

                                                      INSTITUTIONAL SERVICE
 --------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (unlimited shares authorized)           2,817,977 152,953
  Net asset value, offering and redemption price per
  share                                                      $19.97  $19.84
 --------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                   $  8,798,407
  Interest                                                          1,698,940
 -----------------------------------------------------------------------------
  TOTAL INCOME                                                     10,497,347
 -----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                   7,525,362
  Distribution fees                                                 1,954,808
  Authorized dealer service fees                                    1,740,100
  Transfer agent fees                                                 860,719
  Custodian fees                                                    1,013,974
  Professional fees                                                    74,461
  Amortization of deferred organization expenses                       14,573
  Trustee fees                                                         12,127
  Other                                                               256,664
 -----------------------------------------------------------------------------
  TOTAL EXPENSES                                                   13,452,788
 -----------------------------------------------------------------------------
  Less -- fees waived by Goldman Sachs                               (969,028)
 -----------------------------------------------------------------------------
  NET EXPENSES                                                     12,483,760
 -----------------------------------------------------------------------------
  NET INVESTMENT LOSS                                              (1,986,413)
 -----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
  Investment transactions                                          41,736,310
  Foreign currency related transactions                            (8,840,050)
  Net change in unrealized gain (loss) on:
  Investments                                                      60,304,766
  Translation of assets and liabilities denominated in foreign
  currencies                                                      (23,575,910)
 -----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS                                    69,625,116
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 67,638,703
 -----------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $1,251,900.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  9

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment loss                        $  (1,986,413)    $    (242,737)
  Net realized gain on investment transac-
  tions                                         41,736,310        16,714,697
  Net realized (loss) gain on foreign cur-
  rency related transactions                    (8,840,050)          146,694
  Net change in unrealized gain on invest-
  ments                                         60,304,766        60,236,901
  Net change in unrealized loss on
  translation of assets and liabilities
  denominated in foreign currencies            (23,575,910)      (28,245,657)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 67,638,703        48,609,898
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                          --                --
  Class B shares                                          --                --
  Class C shares                                          --                --
  Institutional shares                              (161,909)         (106,712)
  Service shares                                          --                --
  In excess of net investment income
  Class A shares                                  (9,775,036)               --
  Class B shares                                    (638,453)               --
  Class C shares                                     (58,050)               --
  Institutional shares                              (846,352)               --
  Service shares                                     (46,405)               --
  From net realized gain on investment and
  foreign currency transactions
  Class A shares                                 (28,622,667)       (5,358,559)
  Class B shares                                  (1,220,047)         (159,717)
  Class C shares                                          --                --
  Institutional shares                            (2,452,650)         (689,171)
  Service shares                                     (23,952)           (3,947)
  In excess of net realized gain on
  investment and foreign currency
  transactions
  Class A shares                                 (11,721,395)               --
  Class B shares                                  (1,983,107)               --
  Class C shares                                    (189,719)               --
  Institutional shares                              (688,031)               --
  Service shares                                    (139,091)               --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (58,566,864)       (6,318,106)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              529,546,180       321,475,961
  Reinvestment of dividends and
  distributions                                   50,151,260         5,481,492
  Cost of shares repurchased                    (397,718,119)      (75,580,037)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                        181,979,321       251,377,416
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 191,051,160       293,669,208
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              624,529,029       330,859,821
 ------------------------------------------------------------------------------
  End of year                                  $ 815,580,189     $ 624,529,029
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED/(DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME          $     772,084     $     (25,666)
 ------------------------------------------------------------------------------


10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs International Equity Fund (the "Fund"). The Trust is registered under the Investment Com-pany Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the last sale price on valua-tion date or, if no sale occurs, the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obli-gations maturing in sixty days or less are valued at amortized cost. Re-stricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. It is the Fund's policy, where necessary, to accrue for estimated capital gains taxes on ap-preciated foreign securities.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may enter into such contracts to seek to increase total return. All com-mitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by de-livery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their con-tracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

 F. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND

 G. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years. Organization-related costs were fully amortized as of January 31, 1998.

 H. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of shares separately bears their respective class-specific transfer agency fees. Serv-ice shares separately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 I. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 J. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998
 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management International ("GSAM International"), a separate operating divi-sion of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM International, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensa-tion for the services rendered under the Agreement, the assumption of the ex-penses related thereto and administering the Fund's business affairs, including providing facilities, GSAM International is entitled to a fee, com-puted daily and payable monthly, at an annual rate equal to 1.00% of the av-erage daily net assets of the Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions, transfer agent fees and extraordinary ex-penses) until further notice to the extent such expenses exceed .20% of the average daily net assets of the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge imposed and has advised the Fund that is retained approximately $1,091,000 during the year ended January 31, 1998.
   The Trust has adopted a Distribution Plan (the "Distribution Plan") pursu-ant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive approximately $216,000 of 12b-1 fees attributable to the Class A shares and the Manager has agreed to waive $753,000 of its management fee. The Distributor and Manager may discontinue or modify these waivers in the future at their discretion.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plans equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $617,000, $512,000, $455,000 and $236,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND
 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures) for the year ended January 31, 1998, were $433,161,162 and $292,549,135 , respectively.
   At January 31, 1998, the Fund had the following outstanding forward foreign currency exchange contracts:

 FOREIGN CURRENCY SALE CONTRACTS            VALUE ON SETTLEMENT DATE CURRENT VALUE UNREALIZED GAIN (LOSS)
 ---------------------------------------------------------------------------------------------------------
 DEUTSCHE MARK EXPIRING 2/27/98                         $    874,770  $    845,255            $    29,515
 ---------------------------------------------------------------------------------------------------------
 FRENCH FRANC EXPIRING 4/23/98                            38,453,825    38,420,209                 33,616
 ---------------------------------------------------------------------------------------------------------
 HONG KONG DOLLAR EXPIRING 8/10/98                        15,398,542    15,051,160                347,382
 ---------------------------------------------------------------------------------------------------------
 IRISH POUND EXPIRING 4/8/98                              26,172,034    25,879,934                292,100
 ---------------------------------------------------------------------------------------------------------
 JAPANESE YEN EXPIRING 4/22/98                                42,504        43,071                   (567)
 ---------------------------------------------------------------------------------------------------------
 SWISS FRANC EXPIRING 2/27/98                             51,649,323    51,983,761               (334,438)
 ---------------------------------------------------------------------------------------------------------
 TOTAL FOREIGN CURRENCY SALE CONTRACTS                  $132,590,998  $132,223,390            $   367,608
 ---------------------------------------------------------------------------------------------------------
 FOREIGN CURRENCY PURCHASE CONTRACTS        VALUE ON SETTLEMENT DATE CURRENT VALUE        UNREALIZED LOSS
 ---------------------------------------------------------------------------------------------------------
 DEUTSCHE MARK
  EXPIRING 2/23/98                                      $ 34,035,705  $ 32,067,577            $(1,968,128)
 EXPIRING 4/8/98                                          25,482,045    25,453,005                (29,040)
 ---------------------------------------------------------------------------------------------------------
 TOTAL FOREIGN CURRENCY PURCHASE CONTRACTS              $ 59,517,750  $ 57,520,582            $(1,997,168)
 ---------------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998
   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1998, the Fund had sufficient cash and securities to cover any commitments under these contracts.
   The Fund has recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" re-sulting from open and closed but not settled forward foreign currency ex-change contracts of $1,674,478 and $4,147,468, respectively, in the accompanying Statement of Assets and Liabilities. Included in these amounts are $971,865 and $1,815,295, related to forward contracts closed but not set-tled as of January 31, 1998.

 5. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

 6. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund has reclassified $11,353,594 from accumulated distributions in excess of net realized gain on investment transactions to accumulated undistributed net investment income, $2,956,774 from accumulated net realized foreign currency loss to accumulated undistributed net investment income and $771,280 from accumulated distribu-tions in excess of net realized gain on investment transactions to paid-in capital.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND

 7. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 are as follows:

                         FOR THE YEAR ENDED JANUARY 31, 1998   FOR THE YEAR ENDED JANUARY 31, 1997
                             -----------------------------------------------------------------------
                                   SHARES             DOLLARS            SHARES             DOLLARS
 ---------------------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                   21,390,200  $      449,374,247        12,103,239  $      230,847,197
 Reinvestments of divi-
dends and distributions         2,340,540          44,048,417           241,377           4,749,851
 Shares repurchased           (16,346,724)       (341,975,833)       (3,820,157)        (72,226,935)
                             -----------------------------------------------------------------------
                                7,384,016         151,446,831         8,524,459         163,370,113
 ---------------------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                    1,885,737          40,135,556         1,000,064          19,327,085
 Reinvestments of divi-
dends and distributions           191,836           3,585,408             7,924             155,475
 Shares repurchased              (267,333)         (5,559,324)          (10,181)           (198,263)
                             -----------------------------------------------------------------------
                                1,810,240          38,161,640           997,807          19,284,297
 ---------------------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                      196,809           4,156,146                --                  --
 Reinvestments of divi-
dends and distributions            10,477             194,343                --                  --
 Shares repurchased               (35,076)           (669,597)               --                  --
                             -----------------------------------------------------------------------
                                  172,210           3,680,892                --                  --
 ---------------------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                    1,616,872          33,368,427         3,657,119          70,627,799
 Reinvestments of divi-
dends and distributions           110,699           2,113,646            28,973             572,219
 Shares repurchased            (2,433,763)        (49,275,451)         (161,923)         (3,153,741)
                             -----------------------------------------------------------------------
                                 (706,192)        (13,793,378)        3,524,169          68,046,277
 ---------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                      118,403           2,511,804            34,686             673,880
 Reinvestments of divi-
dends and distributions            11,141             209,446               200               3,947
 Shares repurchased               (11,421)           (237,914)              (56)             (1,098)
                             -----------------------------------------------------------------------
                                  118,123           2,483,336            34,830             676,729
 ---------------------------------------------------------------------------------------------------
 NET INCREASE                   8,778,397  $      181,979,321        13,081,265  $      251,377,416
 ---------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                           INCOME FROM
                                     INVESTMENT OPERATIONS(E)                       DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------ --------------------------------------------------------
                                                                                                 FROM NET       IN EXCESS OF
                                                        NET REALIZED                          REALIZED GAIN   NET REALIZED GAIN
                  NET ASSET    NET      NET REALIZED   AND UNREALIZED             IN EXCESS   ON INVESTMENT     ON INVESTMENT
                   VALUE,   INVESTMENT AND UNREALIZED  GAIN (LOSS) ON   FROM NET    OF NET     AND FOREIGN       AND FOREIGN
                  BEGINNING   INCOME   GAIN (LOSS) ON CURRENCY RELATED INVESTMENT INVESTMENT CURRENCY RELATED CURRENCY RELATED
                  OF PERIOD   (LOSS)    INVESTMENTS     TRANSACTIONS     INCOME     INCOME     TRANSACTIONS     TRANSACTIONS
 FOR THE YEARS ENDED JANUARY 31,
1998 - Class A
Shares             $19.32     $0.03        $2.99           $(0.95)       $   --     $(0.30)       $(0.88)          $(0.36)
1998 - Class B
Shares              19.24     (0.08)        2.96            (0.94)           --      (0.25)        (0.47)           (0.76)
1998 - Class C
Shares(b)           22.60     (0.04)       (2.03)            0.65            --      (0.38)           --            (1.24)
1998 - Institu-
tional Shares       19.40      0.10         3.09            (0.98)        (0.07)     (0.33)        (0.97)           (0.27)
1998 - Service
Shares              19.34      0.02         3.02            (0.96)           --      (0.35)        (0.18)           (1.05)
 ------------------------------------------------------------------------------------------------------------------------------
1997 - Class A
Shares              17.20      0.10         3.51            (1.28)           --         --         (0.21)              --
1997 - Class B
Shares(b)           18.91     (0.06)        0.94            (0.34)           --         --         (0.21)              --
1997 - Institu-
tional Shares(b)    17.45      0.04         3.39            (1.24)        (0.03)        --         (0.21)              --
1997 - Service
Shares(b)           17.70     (0.02)        2.95            (1.08)           --         --         (0.21)              --
 ------------------------------------------------------------------------------------------------------------------------------
1996 - Class A
Shares              14.52      0.13         2.58             1.42         (0.58)        --         (0.87)              --
 ------------------------------------------------------------------------------------------------------------------------------
1995 - Class A
Shares              18.10      0.06        (3.04)           (0.01)           --         --         (0.59)              --
 ------------------------------------------------------------------------------------------------------------------------------
1994 - Class A
Shares              14.35      0.05         4.08            (0.38)           --         --            --               --
 FOR THE PERIOD ENDED JANUARY 31,
1993 - Class A
Shares(b)           14.18     (0.01)        0.29            (0.11)           --         --            --               --
                  NET INCREASE
                   (DECREASE)
                  IN NET ASSET
                     VALUE
1998 - Class A
Shares               $0.53
1998 - Class B
Shares                0.46
1998 - Class C
Shares(b)            (3.04)
1998 - Institu-
tional Shares         0.57
1998 - Service
Shares                0.50
 ------------------------------------------------------------------------------------------------------------------------------
1997 - Class A
Shares                2.12
1997 - Class B
Shares(b)             0.33
1997 - Institu-
tional Shares(b)      1.95
1997 - Service
Shares(b)             1.64
 ------------------------------------------------------------------------------------------------------------------------------
1996 - Class A
Shares                2.68
 ------------------------------------------------------------------------------------------------------------------------------
1995 - Class A
Shares               (3.58)
 ------------------------------------------------------------------------------------------------------------------------------
1994 - Class A
Shares                3.75
 ------------------------------------------------------------------------------------------------------------------------------
1993 - Class A
Shares(b)             0.17
 ------------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                                                                          RATIO OF
                                              NET ASSETS   RATIO OF    NET INVESTMENT
NET ASSET                PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO
VALUE, END    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET
OF PERIOD   RETURN(A)      RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS
--------------------------------------------------------------------------------------
  $19.85      11.12%       40.82%    $.0207    $697,590      1.67%         (0.27)%
   19.70      10.51        40.82      .0207      55,324      2.20          (0.90)
   19.56      (5.92)(d)    40.82      .0207       3,369      2.27(c)       (1.43)(c)
   19.97      11.82        40.82      .0207      56,263      1.08           0.30
   19.84      11.25        40.82      .0207       3,035      1.55          (0.36)
--------------------------------------------------------------------------------------
   19.32      13.48        38.01      .0318     536,283      1.69          (0.07)
   19.24       2.83(d)     38.01      .0318      19,198      2.23(c)       (0.97)(c)
   19.40      12.53(d)     38.01      .0318      68,374      1.10(c)        0.43(c)
   19.34      10.42(d)     38.01      .0318         674      1.60(c)       (0.40)(c)
--------------------------------------------------------------------------------------
   17.20      28.68        68.48         --     330,860      1.52           0.26
--------------------------------------------------------------------------------------
   14.52     (16.65)       84.54         --     275,086      1.73           0.40
--------------------------------------------------------------------------------------
   18.10      26.13        60.04         --     269,091      1.76           0.51
--------------------------------------------------------------------------------------
   14.35       1.23(d)      0.00         --      66,063      1.80(c)       (0.42)(c)
--------------------------------------------------------------------------------------
            RATIOS ASSUMING NO VOLUNTARY WAIVER
               OF FEES OR EXPENSE LIMITATIONS
            -----------------------------------
                                          RATIO OF
                RATIO OF               NET INVESTMENT
NET ASSET     EXPENSES TO             INCOME (LOSS) TO
VALUE, END    AVERAGE NET                AVERAGE NET
OF PERIOD        ASSETS                     ASSETS
--------------------------------------------------------------------------------------
  $19.85                    1.80%                     (0.40)%
   19.70                    2.30                      (1.00)
   19.56                    2.37(c)                   (1.53)(c)
   19.97                    1.18                       0.20
   19.84                    1.65                      (0.46)
--------------------------------------------------------------------------------------
   19.32                    1.88                      (0.26)
   19.24                    2.38(c)                   (1.12)(c)
   19.40                    1.25(c)                    0.28(c)
   19.34                    1.75(c)                   (0.55)(c)
--------------------------------------------------------------------------------------
   17.20                    1.77                       0.01
--------------------------------------------------------------------------------------
   14.52                    1.98                       0.15
--------------------------------------------------------------------------------------
   18.10                    2.01                       0.26
--------------------------------------------------------------------------------------
   14.35                    2.58(c)                   (1.20)(c)
--------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust -- Goldman Sachs International Equity Fund

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs International Equity Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statement of investments, as of January 31, 1998, and the related statement of operations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs International Equity Fund as of January 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs International Equity Fund


THE GOLDMAN SACHS ADVANTAGE
When you invest in the Goldman Sachs International Equity Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.

An Investment Idea for the Long Term

History has shown that a long-term plan that includes international stocks can help provide greater protection against market volatility over time than a portfolio that invests only in U.S. stocks.

Goldman Sachs International Equity Fund offers investors access to the benefits associated with international market diversification. The Fund seeks long-term capital growth, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

Target Your Needs

The Goldman Sachs International Equity Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge. (Please note: in general, greater returns are associated with greater risk.)

--------------------------------------------------------------------------------
Goldman Sachs International Equity Funds

    [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL]

                    [Fund Risk/Return]
Higher                        Asia Growth Fund
Risk/Return

                              Emerging Markets Equity Fund

                              INTERNATIONAL EQUITY FUND
Lower
Risk/Return                   CORE International Equity Fund


For More Information

To learn more about the Goldman Sachs International Equity Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel

OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

Investment Adviser

GOLDMAN SACHS INTERNATIONAL
Peterborough Court, 133 Fleet Street
London EC4A 2BB, England

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. In particular, the securities markets of foreign countries may be less liquid, are subject to greater price volatility, have less government regulation, and are not subject to as extensive and frequent accounting, financial and other reporting requirements. The Fund may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co.    All rights reserved.
Date of first use: March 31, 1998                           INTLAR / 146K / 3-98

Goldman Sachs Funds



================================================================================
MID CAP EQUITY FUND                             Annual Report   January 31, 1998
================================================================================



                                                Long-term capital growth
                                                potential through a diversified
                                                portfolio of equity securities.





                                   [GRAPHIC]




                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

GOLDMAN SACHS MID CAP EQUITY FUND


Fund Basics
as of January 31, 1998


                             Assets Under Management
                              --------------------
                                 $362.2 Million
                              --------------------


                               Number of Holdings
                              --------------------
                                       49
                              --------------------


                                 NASDAQ SYMBOLS

                                 Class A Shares
                              --------------------
                                      GCMAX
                              --------------------

                                 Class B Shares
                              --------------------
                                      GCMBX
                              --------------------

                                 Class C Shares
                              --------------------
                                      GCMCX
                              --------------------

                              Institutional Shares
                              --------------------
                                      GSMCX
                              --------------------

                                 Service Shares
                              --------------------
                                      GSMSX
                              --------------------

================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                     Fund Total Return         Russell MidCap
January 31, 1998                        (based on NAV)(1)             Index(2)
--------------------------------------------------------------------------------
Class A (8/15/97-1/31/98)                   3.42%                     N/A
Class B (8/15/97-1/31/98)                   3.17%                     N/A
Class C (8/15/97-1/31/98)                   3.27%                     N/A
Institutional                              30.86%                   22.01%
Service (7/18/97-1/31/98)                   6.30%                     N/A
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell MidCap Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period                                       Institutional
ending 12/31/97    Class A    Class B     Class C  (Average Annual)(4)  Service
--------------------------------------------------------------------------------
Last 12 months       N/A        N/A         N/A         36.04%            N/A
Since Inception    -3.69%     -3.30%       0.82%        25.49%           4.83%
                  (8/15/97)  (8/15/97)   (8/15/97)     (8/1/95)        (7/18/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $22.87 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV.

================================================================================
TOP TEN HOLDINGS AS OF 1/31/98
================================================================================

                                Percentage of
Company Holding                Total Net Assets     Line of Business
--------------------------------------------------------------------------------
Quantum Corp.                        4.3%           Tape and Disk Drive Products
Lear Corp.                           3.5%           Auto Supplies
Central Maine Power Co.              3.1%           Electric Utilities
Tenet Healthcare Corp.               3.0%           Health Management
Republic N.Y. Corp.                  2.9%           Banking
Aetna Inc.                           2.9%           Healthcare Management
Tosco Corp.                          2.9%           Oil Refining and Marketing
Unicom Corp.                         2.9%           Electric Utilities
Fruit of the Loom, Inc.              2.7%           Clothing Manufacturer
Quest Diagnostics, Inc.              2.6%           Clinical Laboratories
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                               GOLDMAN SACHS MID CAP EQUITY FUND


Market Overview


Dear Shareholder,

The U.S. stock market took investors on an unsteady ride during the period under review -- one that saw the market climb to record highs and plummet in what would be the market's largest single-day percentage drop in a decade. Small- and mid-cap stocks lagged their large-cap brethren through most of the year, emerging briefly in mid-summer as market leaders.


          o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -Early in the fiscal year, the Federal Reserve's decision to increase the Federal funds rate was perceived by investors as potentially the first in a series of tightenings, and the market sold off sharply. By late April, though, economic indicators slowed, reassuring the market that further rate hikes were unlikely. Renewed investor confidence sent the market soaring.

                    Throughout the remainder of the year, several factors,
               including a lack of inflationary pressure, furthered the market's upward climb. Waxing and waning investor confidence, however, caused a degree of market volatility. Most notably, in October, investor uncertainty helped to foster overreaction to falling Asian markets. The market fell precipitously, posting the largest single-day decline in nearly a decade. Soon thereafter, the market firmed as investors accepted the argument that Asian market weakness would likely have little impact on U.S. companies. Late-year strength in the market favored large, liquid names, while small- and mid-caps, despite their attractive relative valuations, struggled to regain the momentum they had achieved mid-summer.

          o The U.S. Economy: Robust Activity, Then Moderation -- Economic activity gained momentum during the first quarter of 1997, with real GDP surging at a revised 4.9% annualized rate. Growth moderated somewhat during the second quarter, a slowdown that continued into the second half of the year. Signs that the U.S. economy remained strong were eminently present, though, despite the fact that Asian market turmoil cast a shadow over sales and trade prospects to that region. Most notably, U.S. unemployment figures reached a 24-year low during the fourth quarter, as the proportion of working Americans -- approximately 64% -- reached an unprecedented level.

          o Outlook: Expect Moderating Economic Growth and Low Inflation -- Going forward, we believe the inflation and interest rate environments will likely remain favorable, particularly over the near term. Furthermore, we believe the equity market will produce returns closer to the historic norm, a scenario that should be accompanied by more normal levels of volatility. The performance of small- and mid-caps, to a significant extent, will depend upon whether or not investors broaden their focus from the largest, most liquid stocks to smaller, less widely followed issues.

               We encourage you to maintain your long-term investment program and look forward to serving your investment needs in the years ahead.

               Sincerely,

               /s/David B. Ford                   /s/John P. McNulty

               David B. Ford                      John P. McNulty
               Co-Head, Goldman Sachs             Co-Head, Goldman Sachs
               Asset Management                   Asset Management

               February 27, 1998

GOLDMAN SACHS MID CAP EQUITY FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Mid Cap Equity Fund for the 12-month period ended January 31, 1998.


     Performance Review: Strong Performance Relative to Peers

     The Fund's Institutional share class outperformed nearly all of its peers for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The total return of the Fund's Institutional share class ranked in the top 2% of all funds in the Lipper Mid Cap Fund category (number 3 out of 258 funds. Class A shares, Class B shares, Class C shares and Service shares were not ranked because their performance records are less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Sector Allocations

      As bottom-up stock pickers, we do not focus on sectors as guidelines to value. However, in general, throughout the fiscal year, the Fund maintained overweighted positions in the consumer durables and transportation sectors, and an underweighted position in the capital goods/basic industry sector.

     Portfolio Highlights

     o Lennar Corp. -- Homebuilding stock Lennar performed well in the slow-growth, low-inflation economic environment, but company-specific developments further abetted performance. Primarily, the company appreciated as the market realized the worth of its different divisions. Additionally, at the end of October, the company completed the spin-off of its real estate investment and management business.

     o Darden Restaurants Inc. -- The company is the largest full-service restaurant group in the U.S. and operates the Red Lobster and Olive Garden restaurant chains. The company continued its positive momentum, reporting solid gains in sales and earnings. Red Lobster's profitability improved substantially from year-ago levels in terms of same-store sales and store traffic, while the Olive Garden posted earnings growth and an increase in same-store sales. Darden's aggressive stock buy-back also fueled the company's return this year.

     o Continental Airlines -- The airline benefited from its geographic hubs and from fewer discount offers, cheaper fuel pricing and increased traffic.

     o ShopKo Stores Inc. -- The company generated consistently high same-store sales and improving margins in discount retailing. The market recognized ShopKo's strategy and its consistency in a competitive environment.

     o Centex Corp. -- Centex sustained strong mid-year performance (third quarter of 1997) after announcing better than expected earnings. This announcement augmented the already positive effects of the market's recognition of 1) results in the company's cost-cutting efforts in homebuilding operations and 2) the use of its substantial free cash flow to reduce debt and grow the business.

                                               GOLDMAN SACHS MID CAP EQUITY FUND


VALUE
INVESTMENT PROCESS

Value stocks represent companies that are currently undervalued in the market, but whose intrinsic value we believe ultimately will be recognized. Our value stock selection process emphasizes a bottom-up approach.


1
Search for Value
We search for value from a universe of 1,000 stocks, and then select 200 to 300 of the least expensive.


2
Fundamental Research
We refine our stock list through rigorous analysis of companies' "fundamentals" and face-to-face meetings with company management, competitors, suppliers and customers.


3
Risk Management
We maintain ongoing risk management resulting in an intentional and quantifiable risk/return profile.


     o Central Maine Power Co. -- The company continued to benefit from an ongoing restructuring process. At year-end, Central Maine Power Co.'s announcement that it had sold its nonnuclear generating assets at a higher than expected price contributed further to performance.

     Key New Acquisition

     o Quantum Corp. -- The disk drive and digital linear tape (DLT) manufacturer performed well, although it suffered a setback toward the end of the period, when company-specific issues were exacerbated by industry oversupply. Going forward, we believe the company's DLT business will be extremely profitable (DLT provides rapid backup for network servers).

     Portfolio Outlook

     We are keeping a close eye on the U.S. equity market's current valuation. In recent memory, inflation has consistently surprised on the downside, with technology improving overall productivity and the Asian economic events driving down prices of imported goods. As many investors believe this low-inflation environment will continue, the market's P/E level has risen. The current S&P 500 P/E ratio seems unsustainable to us, as the combination of rising labor costs and Asia-driven pricing pressure could squeeze U.S. margins. By focusing on reasonably valued and discounted names, however, we feel comfortable with our domestic portfolio.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,



      /s/Ronald E. Gutfleish                   /s/G. Lee Anderson

      Ronald E. Gutfleish                      G. Lee Anderson
      Portfolio Manager,                       Portfolio Manager,
      Goldman Sachs Mid Cap Equity Fund        Goldman Sachs Mid Cap Equity Fund


      /s/Eileen A. Aptman

      Eileen A. Aptman
      Portfolio Manager,
      Goldman Sachs Mid Cap Equity Fund

      February 27, 1998

GOLDMAN SACHS MID CAP EQUITY FUND


For Best Results,
It's Time in the Market That Counts


For optimal long-term investment results, time in the market can make the difference.


     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                                   Annual Return
                                                     Percentage
                                                   -------------
Invested all 5,478 trading days                        16.78%
Less 10 best days                                      13.39%
Less 40 best days                                       7.53%
Less 70 best days                                       2.87%


     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long-Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has only generated negative returns twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than timing the market.

     For More Information

     A diversified portfolio of stocks is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made in the Institutional Class of shares on August 1, 1995. For comparative purposes, the performance of the Fund's benchmark (the Russell
 Mid Cap Index) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from the Institutional Class of shares due to differences in fees and loads.

 MID-CAP EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 1, 1995 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]

                                                  Russell Mid Cap Index  Fund
08/01/1995                                               10000           10000
                                                         10153           10140
                                                         10832           10227
                                                         10150            9973
                                                         10654           10253
                                                         10716           10494
Jan-96                                                   10942           10689
                                                         11199           10877
                                                         11362           10796
                                                         11683           10937
                                                         11860           11085
                                                         11682           10762
Jul-96                                                   10959           10353
                                                         11480           10749
                                                         12048           11307
                                                         12144           11428
                                                         12883           12469
                                                         12752           12740
Jan-97                                                   13229           13436
                                                         13209           13623
                                                         12648           13329
                                                         12963           14010
                                                         13909           15337
                                                         14364           15947
Jul-97                                                   15562           16980
                                                         15392           17123
                                                         16271           17883
                                                         15638           17419
                                                         16010           17195
                                                         16452           17331
Jan-98                                                   16143           17583



                                              SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED AUGUST 15, 1997)(A)
  Excluding sales charges                               3.42%      n/a
  Including sales charges                              -2.29%      n/a
 -------------------------------------------------------------------------
  CLASS B (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                          3.17%      n/a
  Including redemption charges                         -1.99%      n/a
 -------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                          3.27%      n/a
  Including redemption charges                          2.24%      n/a
 -------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED AUGUST 1,
  1995)(A)                                             25.25%   30.86%
 -------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED JULY 18, 1997)(A)            6.30%      n/a
 -------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS MID-CAP EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                               VALUE
 COMMON STOCKS - 89.9%
  AIRLINES - 1.7%
  132,900 Continental Airlines Inc.*         $   6,163,237
 ---------------------------------------------------------
  APPLIANCES - 2.2%
  208,000 Sunbeam Corp.                          7,891,000
 ---------------------------------------------------------
  AUTO/VEHICLE - 3.5%
  257,000 Lear Corp.*                           12,769,687
 ---------------------------------------------------------
  BANKS - 5.3%
  549,500 National Bank of Canada, Inc.          8,511,918
  97,600  Republic N.Y. Corp.                   10,626,200
                         ---------------------------------
                                                19,138,118
 ---------------------------------------------------------
  CHEMICAL PRODUCTS - 4.5%
  223,800 IMC Global Inc.                        7,217,550
  208,600 Union Carbide Corp.                    9,139,288
                         ---------------------------------
                                                16,356,838
 ---------------------------------------------------------
  COMPUTER PERIPHERALS - 4.3%
  645,300 Quantum Corp.*                        15,729,188
 ---------------------------------------------------------
  DATACOM EQUIPMENT - 2.1%
  280,200 Bay Networks, Inc.*                    7,617,937
 ---------------------------------------------------------
  FOOD & BEVERAGES - 0.9%
  125,400 International Multifoods Corp.         3,197,700
 ---------------------------------------------------------
  FOREST PRODUCTS - 5.0%
  139,100 Georgia-Pacific Corp.                  7,667,888
  430,400 Stone Container Corp.*                 5,487,600
  205,800 Georgia-Pacific Corp.*
          (Timber Group)                         4,784,850
                         ---------------------------------
                                                17,940,338
 ---------------------------------------------------------
  GAMING - 1.8%
  280,700 Circus Circus Enterprises, Inc.*       6,456,100
 ---------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 1.3%
  347,200 Owens & Minor Inc.                     4,708,900
 ---------------------------------------------------------
  HEALTHCARE MANAGEMENT - 12.0%
  143,700 Aetna Inc.                            10,561,950
  570,800 Quest Diagnostics Inc.*                9,489,550
  284,900 Foundation Health Systems, Inc.*       7,389,594
  211,800 Trigon Healthcare, Inc.*               5,268,525
  310,400 Tenet Healthcare Corp.*               10,708,800
                         ---------------------------------
                                                43,418,419
 ---------------------------------------------------------
  HOMEBUILDERS - 0.4%
  3,100   Centex Corp.                             194,525
  51,500  Lennar Corp.                           1,264,969
                         ---------------------------------
                                                 1,459,494
 ---------------------------------------------------------

  SHARES  DESCRIPTION                               VALUE
 COMMON STOCKS - (CONTINUED)
  HOTELS & RESTAURANTS - 0.4%
  113,800 Darden Restaurants Inc.            $   1,436,725
 ---------------------------------------------------------
  INSURANCE - BROKERS - 1.3%
  118,500 Old Republic International Corp.       4,643,719
 ---------------------------------------------------------
  INSURANCE - LIFE - 2.7%
  68,849  American General Corp.                 3,881,362
  142,200 Reliastar Financial Corp.              5,901,300
                         ---------------------------------
                                                 9,782,662
 ---------------------------------------------------------
  INSURANCE - PROPERTY & CASUALTY - 1.5%
  96,800  Allmerica Financial Corp.              5,094,100
  3,600   CNA Financial Corp.*                     481,050
                         ---------------------------------
                                                 5,575,150
 ---------------------------------------------------------
  OIL & GAS - REFINING AND MARKETING - 3.4%
  313,900 Tosco Corp.                           10,496,031
  60,500  Valero Energy Corp.                    1,909,531
                         ---------------------------------
                                                12,405,562
 ---------------------------------------------------------
  PHARMACEUTICALS - 2.3%
  72,239  Block Drug Co., Inc.                   3,124,339
  433,900 Perrigo Co.*                           5,044,088
                         ---------------------------------
                                                 8,168,427
 ---------------------------------------------------------
  REAL ESTATE - 3.0%
  433,200 Laser Mortgage Management Inc.         6,552,150
  180,700 LNR Property Corp.                     4,280,331
                         ---------------------------------
                                                10,832,481
 ---------------------------------------------------------
  RETAIL - 2.5%
  353,500 Shopko Stores Inc.*                    9,014,250
 ---------------------------------------------------------
  SEMICONDUCTORS - 4.6%
  141,200 Avnet Inc.                             8,613,200
  377,162 Vishay Intertechnology, Inc.*          7,920,402
                         ---------------------------------
                                                16,533,602
 ---------------------------------------------------------
  SPECIALTY FINANCE - 0.4%
  50,800  C.I.T. Group Inc.*                     1,527,175
 ---------------------------------------------------------
  STEEL - 4.1%
  458,400 AK Steel Holding Corp.                 8,193,900
  306,100 Ispat International NV*                6,619,413
                         ---------------------------------
                                                14,813,313
 ---------------------------------------------------------
  SUPERMARKETS - 3.8%
  464,000 Fleming Companies Inc.                 6,989,000
  158,400 Supervalu Inc.                         6,949,800
                         ---------------------------------
                                                13,938,800
 ---------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND

  SHARES  DESCRIPTION                        VALUE
 COMMON STOCKS - (CONTINUED)
  TEXTILES - 2.7%
  412,700 Fruit of the Loom, Inc.*     $  9,904,800
 --------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 2.3%
  130,800 Goodyear Tire & Rubber Co.      8,191,350
 --------------------------------------------------
  TOBACCO - 1.1%
  112,700 UST Inc.                        3,888,150
 --------------------------------------------------
  TRANSPORTATION & LOGISTICS - 2.0%
  157,900 CNF Transportation Inc.         7,214,056
 --------------------------------------------------
  UTILITIES - ELECTRIC - 6.9%
  686,500 Central Maine Power Co.        11,370,156
  249,200 Northeast Utilities*            3,052,700
  336,700 Unicom Corp.                   10,437,700
                         --------------------------
                                         24,860,556
 --------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $292,399,308) (A)              $325,577,734
 --------------------------------------------------

  PRINCIPAL
  AMOUNT    DESCRIPTION   VALUE

 REPURCHASE AGREEMENT - 8.7%
  $31,600,000  Joint Repurchase Agreement
               Account 5.64%, 02/02/98    $   31,600,000
 --------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $31,600,000)                      $   31,600,000
 --------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $323,999,308)                     $  357,177,734
 --------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:

  Gross unrealized gain for investments
   in which value exceeds cost            $   44,819,656
  Gross unrealized loss for investments
   in which cost exceeds value               (12,146,808)
 --------------------------------------------------------
  Net unrealized gain                     $   32,672,848
 --------------------------------------------------------

  * Non-income producing security.

 (a) The aggregate cost for federal income tax purposes is $324,504,886.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   7

GOLDMAN SACHS MID-CAP EQUITY FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value (identified cost
  $323,999,308)                                                  $357,177,734
  Cash                                                                 11,330
  Receivables:
  Investment securities sold                                        1,438,207
  Fund shares sold                                                  6,149,243
  Dividends and interest                                              371,586
  Deferred organization expenses, net                                  42,890
  Other assets                                                        171,292
 -----------------------------------------------------------------------------
  TOTAL ASSETS                                                    365,362,282
 -----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                   2,176,758
  Fund shares repurchased                                             471,061
  Amounts owed to affiliates                                          434,455
  Accrued expenses and other liabilities                               56,393
 -----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 3,138,667
 -----------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                 314,226,803
  Accumulated undistributed net investment income                     130,093
  Accumulated undistributed net realized gain on investment
  transactions                                                     14,688,293
  Net unrealized gain on investments                               33,466,867
  Net unrealized loss on translation of assets and
  liabilities denominated in foreign currencies                      (288,441)
 -----------------------------------------------------------------------------
  NET ASSETS                                                     $362,223,615
 -----------------------------------------------------------------------------

                                                    CLASS A   CLASS B CLASS C
 ----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (Unlimited shares
  authorized)                                     4,191,937 1,332,295 298,521
  Net asset and Class A redemption value per
  share(a)                                           $21.61    $21.57  $21.59
  Maximum public offering price per share (Class
  A NAV X 1.0582)                                    $22.87    $21.57  $21.59
 ----------------------------------------------------------------------------

                                                      INSTITUTIONAL SERVICE
 --------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (Unlimited shares authorized)          10,921,229     360
  Net asset value, offering and redemption price per
  share                                                      $21.65  $21.62
 --------------------------------------------------------------------------

 (a) At redemption, Class B and C shares may be subject to a contingent de-ferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                   $ 2,931,678
  Interest                                                           680,409
 ----------------------------------------------------------------------------
  TOTAL INCOME                                                     3,612,087
 ----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                  1,653,946
  Distribution fees                                                  125,558
  Authorized dealer service fees                                      86,845
  Transfer agent fees                                                216,874
  Custodian fees                                                      59,612
  Professional fees                                                   70,239
  Registration fees                                                   66,062
  Amortization of deferred organization expenses                      17,166
  Trustee fees                                                         1,882
  Other                                                               53,081
 ----------------------------------------------------------------------------
  TOTAL EXPENSES                                                   2,351,265
 ----------------------------------------------------------------------------
  Less -- expenses reimbursed by Goldman Sachs                      (264,378)
 ----------------------------------------------------------------------------
  NET EXPENSES                                                     2,086,887
 ----------------------------------------------------------------------------
  NET INVESTMENT INCOME                                            1,525,200
 ----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain from:
  Investment transactions                                         33,414,228
  Net change in unrealized gain (loss) on:
  Investments                                                     11,551,004
  Translation of assets and liabilities denominated in foreign
  currencies                                                        (288,441)
 ----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS                                           44,676,791
 ----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $46,201,991
 ----------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $14,613.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    9

GOLDMAN SACHS MID-CAP EQUITY FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income                         $  1,525,200      $  1,726,659
  Net realized gain on investment
  transactions                                    33,414,228        13,627,039
  Net realized gain on options written                    --            40,466
  Net change in unrealized gain on
  investments                                     11,551,004        14,749,074
  Net change in unrealized loss on
  translation of assets and liabilities
  denominated in foreign currencies                 (288,441)               --
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 46,201,991        30,143,238
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                     (88,869)               --
  Class B shares                                          --                --
  Class C shares                                          --                --
  Institutional shares                            (1,204,893)       (1,837,675)
  Service shares                                         (15)               --
  In excess of net investment income
  Class A shares                                     (63,822)               --
  Class B shares                                     (36,518)               --
  Class C shares                                      (7,184)               --
  Institutional shares                                    --           (25,142)
  Service shares                                          (8)               --
  From net realized gain on investment and
  foreign currency transactions
  Class A shares                                  (2,003,140)               --
  Class B shares                                    (739,050)               --
  Class C shares                                    (118,344)               --
  Institutional shares                           (23,361,534)       (6,629,058)
  Service shares                                        (307)               --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (27,623,684)       (8,491,875)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              219,499,016         3,933,239
  Reinvestment of dividends and
  distributions                                   27,184,097         8,489,760
  Cost of shares repurchased                     (48,291,135)      (24,491,993)
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS              198,391,978       (12,068,994)
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 216,970,285         9,582,369
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              145,253,330       135,670,961
 ------------------------------------------------------------------------------
  End of year                                   $362,223,615      $145,253,330
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME           $    130,093      $    (25,142)
 ------------------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Mid Cap Eq-uity Fund (the "Fund"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

GOLDMAN SACHS MID-CAP EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's fi-nancial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering these con-tracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

 F. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 G. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years.

 H. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Service shares sepa-rately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND

 I. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 J. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker, an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Opera-tions.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

GOLDMAN SACHS MID-CAP EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .75% of the average daily net assets of the Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses) until further no-tice to the extent such expenses exceed .10% of the average daily net assets of the Fund. For the year ended January 31, 1998, Goldman Sachs reimbursed approximately $264,000. At January 31, 1998, approximately $169,000 is owed to the fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Fund that it retained approximately $704,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the fund for a fee.
   At January 31, 1998, the Fund owed approximately $220,000, $98,000, $65,000 and $52,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures transactions) for the year ended January 31, 1998, were $271,272,271 and $97,123,077, respectively.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $91,000 of brokerage commissions from portfolio transactions.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more re-purchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the Fund had an undivided interest in the repurchase agreements in the following joint ac-count which equaled $31,600,000 in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the correspond-ing underlying securities (including the type of security, market value, in-terest rate and maturity date) were as follows:

                                  PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                    AMOUNT      RATE      DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,   $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA :
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,            474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA :
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATION-
AL,                               200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL,                           270,000,000     5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC:
03/06/98; FFCB: 6.30%, 08/08/07d)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,            200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.8%, 08/15/01)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,744,200,000
 ------------------------------------------------------------------------------

GOLDMAN SACHS MID-CAP EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 7. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

 8. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the year ended January 31, 1998 and 1997 are as follows:

                         YEAR ENDED JANUARY 31, 1998   YEAR ENDED JANUARY 31, 1997
                            --------------------------------------------------------
                               SHARES         DOLLARS        SHARES         DOLLARS
 -----------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                5,841,266  $  131,260,250            --  $           --
 Reinvestments of divi-
dends and distributions        94,688       2,037,019            --              --
 Shares repurchased        (1,744,017)    (40,763,741)           --              --
                            --------------------------------------------------------
                            4,191,937      92,533,528            --              --
 -----------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                1,399,203      30,963,114            --              --
 Reinvestments of divi-
dends and distributions        30,492         662,853            --              --
 Shares repurchased           (97,400)     (2,201,814)           --              --
                            --------------------------------------------------------
                            1,332,295      29,424,153            --              --
 -----------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                  324,716       7,154,293            --              --
 Reinvestments of divi-
dends and distributions         4,930         106,487            --              --
 Shares repurchased           (31,125)       (693,155)           --              --
                            --------------------------------------------------------
                              298,521       6,567,625            --              --
 -----------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                2,288,783      50,110,458       227,071       3,933,239
 Reinvestments of divi-
dends and distributions     1,099,576      24,377,632       483,747       8,489,760
 Shares repurchased          (222,904)     (4,630,323)   (1,480,859)    (24,491,993)
                            --------------------------------------------------------
                            3,165,455      69,857,767      (770,041)    (12,068,994)
 -----------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                      452          10,901            --              --
 Reinvestments of divi-
dends and distributions             5             106            --              --
 Shares repurchased               (97)         (2,102)           --              --
                            --------------------------------------------------------
                                  360           8,905            --              --
 -----------------------------------------------------------------------------------
 NET INCREASE               8,988,568    $198,391,978      (770,041) $  (12,068,994)
 -----------------------------------------------------------------------------------

                                               GOLDMAN SACHS MID-CAP EQUITY FUND

 9. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund has reclassified $25,124 from paid-in-capital to accumulated undistributed net investment in-come and $6,220 from accumulated undistributed net realized gain to accumu-lated undistributed net investment income. These reclassifications have no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

 10. OTHER MATTERS

 As of January 31, 1998, Goldman, Sachs & Co. Employees Profit Sharing and Re-tirement Plan was the beneficial owner of 34% of the outstanding shares of the Fund.

GOLDMAN SACHS MID-CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             INCOME FROM
                                       INVESTMENT OPERATIONS(E)                  DISTRIBUTIONS TO SHAREHOLDERS
                               ---------------------------------------- ------------------------------------------------
                                                          NET REALIZED
                                                         AND UNREALIZED
                                           NET REALIZED     LOSS ON
                     NET ASSET            AND UNREALIZED    FOREIGN                IN EXCESS    FROM NET    NET INCREASE
                      VALUE,      NET        GAIN  ON       CURRENCY     FROM NET    OF NET   REALIZED GAIN  (DECREASE)
                     BEGINNING INVESTMENT  INVESTMENTS      RELATED     INVESTMENT INVESTMENT ON INVESTMENT IN NET ASSET
                     OF PERIOD   INCOME    AND OPTIONS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS     VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares(b)           $23.63     $0.09        $0.77          $(0.01)      $(0.06)    $(0.04)     $(2.77)       $(2.02)
  1998 - Class B
  Shares(b)            23.63      0.06         0.75           (0.01)       (0.09)        --       (2.77)        (2.06)
  1998 - Class C
  Shares(b)            23.63      0.06         0.77           (0.01)       (0.09)        --       (2.77)        (2.04)
  1998 - Institu-
  tional Shares        18.73      0.16         5.70           (0.04)       (0.13)        --       (2.77)         2.92
  1998 - Service
  Shares(b)            23.01      0.09         1.41           (0.01)       (0.11)        --       (2.77)        (1.39)
 -----------------------------------------------------------------------------------------------------------------------
  1997 - Institu-
  tional Shares        15.91      0.24         3.77              --        (0.24)     (0.93)      (0.02)         2.82
 FOR THE PERIOD ENDED JANUARY 31,
  1996 - Institu-
  tional Shares(b)     15.00      0.13         0.90              --        (0.12)        --          --          0.91
 -----------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS MID-CAP EQUITY FUND

                                                                                      RATIOS ASSUMING NO  EXPENSE LIMITATIONS
                                                                          RATIO OF    ---------------------------------------
                                              NET ASSETS   RATIO OF    NET INVESTMENT                         RATIO OF
NET ASSET               PORTFOLIO   AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO     RATIO OF      NET INVESTMENT INCOME
VALUE, END    TOTAL     TURNOVER   COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET      EXPENSES TO     (LOSS) TO AVERAGE NET
OF PERIOD   RETURN(A)     RATE      RATE(F)   (IN 000S)   NET ASSETS       ASSETS     AVERAGE NET ASSETS       ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $21.61       3.42%(d)   62.60%    $0.0540    $90,588       1.35%(c)       0.33%(c)       1.47%(c)             0.21% (c)
   21.57       3.17 (d)   62.60      0.0540     28,743       1.85 (c)      (0.20)(c)       1.97 (c)             (0.32)(c)
   21.59       3.27 (d)   62.60      0.0540      6,445       1.85 (c)      (0.23)(c)       1.97 (c)             (0.35)(c)
   21.65      30.86       62.60      0.0540    236,440       0.85           0.78           0.97                 0.66
   21.62       6.30 (d)   62.60      0.0540          8       1.35 (c)       0.63 (c)       1.43 (c)              0.51 (c)
----------------------------------------------------------------------------------------------------------------------------
   18.73      25.63       74.03      0.0547    145,253       0.85           1.35           0.91                 1.29
----------------------------------------------------------------------------------------------------------------------------
   15.91       6.89 (d)   58.77 (d)     --     135,671       0.85 (c)       1.67 (c)       0.98 (c)             1.54 (c)
----------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MID-CAP EQUITY FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Mid-Cap Eq-uity Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Mid-Cap Equity Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (A Delaware Business Trust), including the state-ment of investments, as of January 31, 1998, and the related statement of op-erations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Mid-Cap Equity Fund as of January 31, 1998, the results of its operations the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs Mid Cap Equity Fund


THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Mid Cap Equity Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:


1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.


2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.


3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


     An Investment Idea for the Long Term

     Historically, stocks have demonstrated greater potential to build wealth over the long term than most other types of investments.

     Goldman Sachs Mid Cap Equity Fund offers investors access to the benefits associated with equity investing. The Fund seeks long-term capital appreciation, primarily through equity securities of companies with public stock market capitalizations between $500 million and $10 billion at the time of investment.

     Target Your Needs

     The Goldman Sachs Mid Cap Equity Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives or market conditions change, you can exchange shares within Goldman Sachs Funds without any additional charge. (Please note: in general, greater returns are associated with greater risk.)


     Goldman Sachs Domestic Equity Funds

    [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL]

                              [Fund Risk/Return]
Higher                        Small Cap Value Fund
Risk/Return                   CORE Small Cap Equity Fund
                              MID CAP EQUITY FUND
                              Capital Growth Fund
                              CORE Large Cap Growth Fund
Lower                         CORE U.S. Equity Fund
Risk/Return                   Growth and Income Fund


     For More Information

     To learn more about the Goldman Sachs Mid Cap Equity Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================



TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co. All rights reserved.
Date of first use: March 31, 1998                         MIDCAPAR / 65K / 3-98

Goldman Sachs Funds

================================================================================
ASIA GROWTH FUND                       Annual Report   January 31, 1998
================================================================================


                                       Long-term capital growth potential
                                       through a diversified portfolio of stocks related to Asia, excluding Japan.


                                   [GRAPHIC]



                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

GOLDMAN SACHS ASIA GROWTH FUND


Fund Basics
as of January 31, 1998


                            Assets Under Management
                            -----------------------
                                  $92.2 Million
                            -----------------------


                               Number of Holdings
                            -----------------------
                                       43
                            -----------------------


                                 NASDAQ SYMBOLS

                                 Class A Shares
                            -----------------------
                                      GSAGX
                            -----------------------


                                 Class B Shares
                            -----------------------
                                      GSABX
                            -----------------------


                                 Class C Shares
                            -----------------------
                                      GSACX
                            -----------------------


                              Institutional Shares
                            -----------------------
                                      GSAIX
                            -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-               Fund Total Return            MSCI AC Asia
January 31, 1998                (based on NAV)(1)       Free (Ex Japan) Index(2)
--------------------------------------------------------------------------------
Class A                               -48.49%                   -47.71%
Class B                               -48.70%                   -47.71%
Class C (8/15/97-1/31/98)             -47.17%                   -45.37%
Institutional                         -48.19%                   -47.71%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Free (ex Japan) Index is a market capitalization-weighted composite of securities in 10 Asian countries, including Hong Kong, India, Indonesia, Malaysia, Pakistan, Singapore, South Korea, Sri Lanka, Thailand and the Philippines. Total returns are calculated without dividends reinvested. "Free" indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                                     Class C
ending 12/31/97       Class A       Class B     (Cumulative)(4)    Institutional
--------------------------------------------------------------------------------
Last 12 Months        -44.32%       -44.30%          N/A              -40.64%
Since Inception       -11.32%       -31.76%        -40.06%            -24.40%
                     (7/8/94)      (5/1/96)       (8/15/97)           (2/2/96)
--------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $8.87 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).

================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                Percentage of
Company Holding                Total Net Assets      Line of Business
--------------------------------------------------------------------------------
Hutchison Whampoa                    7.7%            Diversified
Hong Kong Telecom                    6.5%            Telecommunications
Hindustan Lever Ltd.                 3.9%            Consumer Goods and Services
Hong Kong Electric                   3.9%            Utilities
Singapore Press Holdings             3.8%            Media
Mahanagar Telephone                  3.8%            Telecommunications
Ranbaxy Laboratories                 3.4%            Consumer Goods and Services
ITC Ltd                              3.1%            Consumer Goods and Services
Cheung Kong                          2.4%            Real Estate
China Light & Power                  2.3%            Utilities
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

Market Overview

Dear Shareholder,

While 1997 may best be remembered as a year of record returns on Wall Street, it will also be recalled as a watershed in Asian market history. A decision by Thai authorities to allow the devaluation of their currency set in motion a series of events that impacted the world.

          o The Asian Markets: Thai Currency Devaluation Causes Region-Wide Currency Crisis -- Early in 1997, most Asian markets were weak, largely due to uncertainties in the U.S. interest rate outlook. Performance improved briefly in late January and February, but the region subsequently sold off in response to a rise in U.S. interest rates and weaker-than-expected economic indicators in several countries. Although the markets rebounded in May, posting their strongest monthly gain for the year, the recovery was short-lived.

                    On July 2, Thai authorities allowed their currency, the
               baht, to float freely against the U.S. dollar. The action was taken as the government had been unable to address severe domestic problems impacting Thailand during the past two years -- primarily high current account imbalances and financial sector weakness. The decision set in motion a wave of currency speculation over regional countries that had, albeit to a lesser extent than Thailand, pursued overly aggressive investment policies. The Philippines, Malaysia and Indonesia were most immediately affected, as these governments allowed their currencies to slide in order to keep their exports competitive. While the Hong Kong market remained strong, its dollar peg came under intense scrutiny.

                    In October, continued speculative attack against the Hong
               Kong dollar sent interest rates soaring and led to government intervention. The Hong Kong market plummeted, and world markets again responded in kind. At period-end, South Korea's economic and financial problems reached crisis point, forcing the government to seek assistance from the International Monetary Fund -- though questions remained as to whether the assistance provided was sufficient.

          o Outlook: Some Perspective Is Necessary -- Going forward, it is necessary to place the current turmoil in Asia into perspective. While emerging markets will at times experience a higher level of volatility than more mature economies, they also stand to benefit from significant long-term growth potential as economies and markets develop. Additionally, we believe the currency delinkings are likely to mark the beginning of a new, healthier stage in the region's economic development. However, the adjustment process for these economies will likely be subject to significant volatility and could be lengthy, depending on the appropriateness of policy responses.

               We encourage you to maintain your diversified, long-term investment program, and look forward to serving your investment needs in the years ahead.

               Sincerely,


               /s/ David B. Ford                        /s/ John P. McNulty

               David B. Ford                            John P. McNulty
               Co-Head,                                 Co-Head,
               Goldman Sachs                            Goldman Sachs
               Asset Management                         Asset Management
               International                            International


               February 27, 1998

GOLDMAN SACHS ASIA GROWTH FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asia Growth Fund for the 12-month period ended January 31, 1998.

     Performance Review: Declines for Fund, Index and Peer Group

     Asian markets in general fared poorly over the 12-month period ended January 31, 1998, a circumstance that is reflected in the average return of -42.39% generated by the Fund's Lipper peer group, Pacific (Ex-Japan) Funds. Within the peer group, the Fund's Class A shares, Class B shares and Institutional shares ranked 56, 58 and 66, respectively, out of 82 funds. (Class C share rankings are not available, as the performance record is less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

     Regional Allocations

     Early in the fiscal year, relative to its benchmark, the MSCI All Country Asia Free (ex Japan) Index, the Fund was overweighted in Hong Kong (which initially hurt Fund performance), India and the Philippines. Conversely, the Fund's weighting in Hong Kong during the difficult investment environment of the latter portion of the period under review, as well as its underweightings in countries that were most severely affected, including Thailand, Indonesia and Malaysia, helped cushion the impact of market declines. However, underweighted positions in Korea and Thailand in January hurt performance as these two markets rallied briefly in the wake of positive new policy announcements.

     Portfolio Highlights

     o Hutchison Whampoa -- Located in Hong Kong, Hutchinson Whampoa -- the portfolio's largest holding -- outperformed the Hang Seng Index by over 10.9% during the period. The company has benefited from strong growth in its core container terminal and telecom businesses in Hong Kong, and from management's ability to realize value in its portfolio of assets world-wide. For example, the company recently sold back to Procter & Gamble an 11% stake in Procter & Gamble China for a substantial net gain.

     o Hindustan Lever Ltd. -- Hindustan Lever, the leading Indian maker of consumer non-durable goods, was a strong performer during the period as a dramatic slowdown in industrial production caused cyclical stocks to underperform more resilient consumer stocks. The company experienced strong growth in its businesses as low-end consumer goods increasingly became more affordable. Also helping performance was the fact that the company possesses strong distribution channels -- a key quality in a country the size of India and one that prevents other domestic and multinational companies from becoming effective competition.

     o PTTEP -- A state-owned oil production and exploration company in Thailand, PTTEP continued to increase the value of its oil and gas assets in the Gulf of Thailand and around the region. The company's assets, valued in U.S. dollars, were not affected by fluctuations in the Thai baht or the domestic economy, and so the company was a natural hedge to the turmoil in the country.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

INVESTMENT
PROCESS OVERVIEW

The investment process
for the Goldman Sachs Asia
Growth Fund combines both
qualitative and quantitative
analysis, with an emphasis
on portfolio manager input.


  Company Visits
  --------------
 Internal Research
 -----------------
Return Expectations

         V

  ===============
  Stock Selection
  ===============

         V

==================
     Portfolio
   Construction
==================
o Stock & Industry
  Views Relative
  to Benchmark


         V

==================
 Portfolio Review
    & Analysis
==================
o Performance
  Measurement
  & Attribution
o BARRA
o Risk Analysis


     Key New Acquisitions

     In view of the uncertain environment, we have increased our exposure to cash-rich companies with stable cash flows and earnings:

     o Berjaya Sports Toto -- Located in Malaysia, the company is involved in the operation of Toto betting (a four-digit numbers game). The company currently has 681 outlets nationwide, and is well positioned to further tap consumer awareness of Toto betting.

     o Hong Kong Telecom -- Hong Kong Telecom has significant cash reserves and is generating substantial free cash flow from its existing businesses, which makes it very defensive in Asia's current interest rate and currency environment.

     o China Light & Power (CLP) -- CLP was recently added to the portfolio for its defensive qualities. CLP generates and supplies electricity to Kowloon and the New Territories, and benefits from a policy of control with the Hong Kong government that guarantees its return on assets.

     Portfolio Outlook

     The near-term outlook for Asia is less negative than initially feared, as various countries are starting to take positive steps toward resolving their economic woes. However, continued currency turmoil and the resulting high interest rates are expected to continue in the coming months. Moreover, investor sentiment has grown increasingly negative. Such an environment is bound to create investment opportunities. While pursuing these opportunities, we plan to maintain our defensive investment stance by focusing on companies with strong balance sheets and dominant business franchises. We will continue to employ our bottom-up strategy to identify extremely undervalued companies in the region.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Warwick M. Negus                         /s/ Alice Lui

     Warwick M. Negus                             Alice Lui
     Portfolio Manager,                           Portfolio Manager,
     Goldman Sachs Asia Growth Fund               Goldman Sachs Asia Growth Fund


     /s/ Ravi Shanker                             /s/ Karma A. Wilson

     Ravi Shanker                                 Karma A. Wilson
     Portfolio Manager,                           Portfolio Manager,
     Goldman Sachs Asia Growth Fund               Goldman Sachs Asia Growth Fund

     February 27, 1998

GOLDMAN SACHS ASIA GROWTH FUND

Emerging Markets Offer Long-Term Rewards


For investors willing to
assume the sometimes
significant price fluctuations
associated with emerging
market investments, the
long-term rewards may be
higher returns and lower
portfolio volatility.


Two compelling reasons for investors to consider allocating a portion of their portfolios to emerging market countries are the potential for higher returns and reduced overall portfolio volatility.


Diversification Can Reduce Portfolio Volatility

Emerging market countries have widely varying economies, growth rates and stages of development. As a result, stock markets in emerging market countries generally do not move in tandem with markets in developed countries. Diversifying among markets can help to reduce the impact a downturn in any one market may have on a portfolio. Over time, this can lead to lower overall portfolio volatility.

The chart below illustrates the low correlation that stock markets in emerging market countries have had to market performances in the U.S. over the past 10 years.


--------------------------------------------------------------------------------
Performance of Emerging vs. U.S. Equity Markets
(MSCI EMF Index vs. S&P 500 Index)
(Rolling 10-Year Cumulative Returns)

                      [TABLE ILLUSTRATED BY A BAR CHART]

                1988            1989            1990            1991            1992
MSCI EMF        34.87%          114.70%         85.16%          188.79%         214.92%
S&P 500         16.61%          53.56%          48.80%          94.14%          108.94%


                1993            1994            1995            1996            1997
MSCI EMF        439.34%         392.58%         358.39%         376.36%         312.53%
S&P 500         130.00%         133.03%         220.61%         294.22%         425.73%


Source: Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index and the S&P 500 Index. The MSCI EMF Index is a market capitalization-weighted composite of securities in over 30 emerging market countries. The MSCI EMF Index and the S&P 500 Index (with dividends reinvested) are unmanaged indices and the figures for the Indices do not reflect any fees or expenses. In addition, investors cannot invest directly in the indices. The chart is for illustrative purposes only and is not representative of any Goldman Sachs fund. Past performance is not indicative of future results.


Emerging Country Markets Offer Greater Return Potential

Historically, emerging market countries have been among the fastest growing in the world. On average, the rate of economic growth in emerging market countries -- at 6% to 8% -- is four to five percentage points greater than the growth rates of developed countries. This can lead to greater corporate profitability and potentially greater market returns over time.

For More Information

A mutual fund composed of emerging market stocks is one of the most convenient ways for investors to access the benefits associated with emerging country investing. Goldman Sachs Asset Management offers a variety of funds that invest in emerging market countries. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                                  GOLDMAN SACHS ASIA GROWTH FUND
 Performance Summary
 January 31, 1998

 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on July 8, 1994. For comparative purposes, the performance of the Fund's bench-mark (the Morgan Stanley All Country Asia Free ex Japan Index ("MSCI")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C and Institutional shares will vary from Class A due to differences in fees and loads.


 ASIA GROWTH FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED JULY 8, 1994 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]

                                   MSCI                   FUND

07/08/1994                        10000                   9450
Jul-94                            10700                   9847
Aug-94                            11539                  10473
Sep-94                            11298                  10520
Oct-94                            11456                  10567
Nov-94                            10431                   9933
Dec-94                            10126                   9705
Jan-95                             9075                   8934
Feb-95                             9822                   9504
Mar-95                             9790                   9471
Apr-95                             9636                   9316
May-95                            10705                  10450
Jun-95                            10522                  10289
Jul-95                            10702                  10504
Aug-95                            10191                  10048
Sep-95                            10297                  10269
Oct-95                            10108                  10034
Nov-95                             9865                   9779
Dec-95                            10340                  10341
Jan-96                            11131                  11300
Feb-96                            11236                  11341
Mar-96                            11299                  11218
Apr-96                            11687                  11862
May-96                            11537                  11842
Jun-96                            11343                  11465
Jul-96                            10484                  10656
Aug-96                            10782                  10773
Sep-96                            10953                  10793
Oct-96                            10734                  10485
Nov-96                            11229                  10999
Dec-96                            11178                  11165
Jan-97                            11395                  11186
Feb-97                            11482                  11097
Mar-97                            10954                  10651
Apr-97                            10630                  10431
May-97                            11087                  11152
Jun-97                            11471                  11261
Jul-97                            11543                  11330
Aug-97                             9480                   9135
Sep-97                             9424                   9055
Oct-97                             7314                   6786
Nov-97                             6802                   6655
Dec-97                             6534                   6580
Jan-98                             5957                   5761



                              SINCE INCEPTION   ONE YEAR

  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998

  CLASS A (COMMENCED JULY
  8, 1994)
  Excluding sales charges         (12.94)%     (48.49)%
  Including sales charges         (14.31)%     (51.33)%
 ------------------------------------------------------
  CLASS B (COMMENCED MAY
  1, 1996)
  Excluding redemption
  charges                         (34.00)%     (48.70)%
  Including redemption
  charges                         (35.51)%     (51.27)%
 ------------------------------------------------------
  CLASS C (COMMENCED AU-
  GUST 15, 1997)(a)
  Excluding redemption
  charges                         (47.17)%        n/a
  Including redemption
  charges                         (47.70)%        n/a
 ------------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED FEBRUARY 2,
  1996)                           (28.41)%     (48.19)%
 ------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS ASIA GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES    DESCRIPTION                                          VALUE
 COMMON STOCKS - 74.1%
  HONG KONG DOLLAR - 37.6%
  1,512,000 Asia Satellite Telephone (Telecommunications)   $ 2,110,586
  4,272,000 Beijing Datang Power Gen-H (Utility)*             2,029,159
  427,000   Cheung Kong Holdings
             (Real Estate)*                                   2,179,979
  389,000   CLP Holdings (Utility)                            2,136,810
  811,500   Dao Heng Bank Group (Banking)                     1,206,185
  2,292,000 Guangnan Holdings
             (Consumer Goods)*                                1,170,143
  3,708,784 HKR International Ltd. (Real Estate)*             1,833,540
  1,014,500 Hong Kong Electric (Utility)                      3,625,556
  2,884,000 Hong Kong Telecomm (Telecommunications)           6,001,344
  1,214,000 Hutchison Whampoa (Telecommunications)            7,139,330
  764,000   New World Development Co. (Diversified)           1,841,618
  1,995,000 Ng Fung Hong (Other)*                             1,882,319
  575,600   Wing Hang Bank Ltd. (Banking)                       840,672
  4,661,000 Zhejiang Expressway (Construction)*                 656,649
                          ---------------------------------------------
                                                             34,653,890
 ----------------------------------------------------------------------
  INDIAN RUPEE - 14.3%
  1,090     Colgate Palmolive (Consumer Goods)                    6,522
  108,550   Hindustan Lever Ltd. (Consumer Goods)             3,636,355
  197,796   ITC Ltd. (Consumer Goods)                         2,844,117
  644       Larsen & Toubro Ltd. (Heavy Industries)               3,066
  630,400   Mahanagar Telephone (Telecommunications)*         3,535,296
  350       Mahindra & Mahindra Ltd. (Automotive)                 2,223
  400       Niit Ltd. (Technology)                                6,986
  176,250   Ranbaxy Labs (Consumer Goods)*                    3,143,087
                          ---------------------------------------------
                                                             13,177,652
 ----------------------------------------------------------------------
  INDONESIAN RUPIAH - 1.2%
  1,819,500 Daya Guna Samudera (Consumer Goods)               1,079,006
 ----------------------------------------------------------------------
  MALAYSIAN RINGGIT - 2.2%
  430,000   Berjaya Sports (Leisure)                            981,688
  623,000   Tenaga Nasional Berhad (Utility)                  1,051,914
                          ---------------------------------------------
                                                              2,033,602
 ----------------------------------------------------------------------
  NEW TAIWAN DOLLAR - 1.1%
  207,000   Siliconware Precis (Technology)                     502,279
  134,000   Taiwan Semiconductor (Technology)                   463,089
                          ---------------------------------------------
                                                                965,368
 ----------------------------------------------------------------------
  PHILIPPINE PESO - 3.6%
  3,240,000 Ayala Land Inc. (Real Estate)                     1,130,233
  290,270   Manila Electric Co. (Utility)                       911,313
  7,320     Metro Bank & Trust Co. (Banking)                     42,558
  52,000    Philippine Long Distance (Telecommunications)     1,263,721
                          ---------------------------------------------
                                                              3,347,825
 ----------------------------------------------------------------------

  SHARES    DESCRIPTION                                        VALUE
 COMMON STOCKS - (CONTINUED)
  SINGAPORE DOLLAR - 11.3%
  372,000   City Developments (Real Estate)               $ 1,160,805
  167,000   Overseas Chinese Bank (Financial Services)*       696,442
  1,257,000 Parkway Holdings (Consumer Goods)               1,898,880
  153,000   Rothmans Industries (Consumer Goods)              758,530
  150,000   Singapore Airlines (Transportation)*              979,878
  272,000   Singapore Press Holdings (Media)                3,537,824
  684,000   Singapore Telecomm (Telecommunications)*        1,356,430
                          -------------------------------------------
                                                           10,388,789
 --------------------------------------------------------------------
  THAILAND BAHT - 2.8%
  947,000   Bangkok Expressway (Construction)*                722,668
  161,800   PTT Exploration & Production
             (Energy Source)                                1,864,918
                          -------------------------------------------
                                                            2,587,586
 --------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $89,772,478)                                      $68,233,718
 --------------------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

  UNITS/PRINCIPAL
  AMOUNT          DESCRIPTION                                      VALUE
  STRUCTURED NOTE - 12.8%
  US DOLLAR - 12.8%
  783,987 units   Taiwan Index Linked Note                   $  7,236,200
  492,926 units   Taiwan Index Note                             4,529,990
 ------------------------------------------------------------------------
  TOTAL STRUCTURED NOTES
  (COST $15,860,795)                                         $ 11,766,190
 ------------------------------------------------------------------------
  SHORT-TERM OBLIGATION - 5.3%
  US DOLLAR - 5.3%
  $4,920,110      State Street Bank Euro-Time Deposit
                   5.56%, 02/02/98(b)                        $  4,920,110
 ------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATION                                $  4,920,110
 ------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $110,553,383) (A)                                    $ 84,920,018

 ------------------------------------------------------------------------------

  FEDERAL INCOME
  TAX INFORMA-
  TION:
  Gross
  unrealized gain
  for investments
  in which value
  exceeds cost    $  3,430,898
  Gross
  unrealized loss
  for investments
  in which cost
  exceeds value    (31,819,749)
 ------------------------------
  Net unrealized
  loss            $(28,388,851)
 ------------------------------

 Futures contracts open at January 31, 1998 are as follows:

                           Number of                  Settlement                   Unrealized
       Type                Short(c)                      Month                        Loss
  ---------------          ---------                 -------------                 ----------
  Hang Seng Index             22                     February 1998                    $53,843

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $113,308,869.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each Hang Seng Index represents 50 HKD x index value at time of purchase in notional par value. The total net notional amount and market value at risk are $1,274,353 and $1,220,510, respectively. The determination of notional amounts does not consider market risks factors and therefore notional amounts as presented here are indicative of volume of activity and not a measure of market risks.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON STOCK INDUSTRY CONCENTRATIONS
  Automotive                             0.0%
  Banking                                2.3%
  Construction                           1.5%
  Consumer Goods                        15.8%
  Diversified                            2.0%
  Energy Sources                         2.0%
  Financial Services                     0.8%
  Heavy Industry                         0.0%
  Leisure                                1.1%
  Media                                  3.8%
  Other                                  2.0%
  Real Estate                            6.8%
  Technology                             1.1%
  Telecommunications                    23.2%
  Transportation                         1.1%
  Utility                               10.6%
 --------------------------------------------
  TOTAL COMMON STOCK                    74.1%
 --------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    7

GOLDMAN SACHS ASIA GROWTH FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value (identified cost
  $110,553,383)                                                  $ 84,920,018
  Cash, at value                                                    3,633,162
  Receivables:
  Fund shares sold                                                  4,569,167
  Dividends and interest, at value                                     70,738
  Deferred organization expenses, net                                  45,380
  Other assets                                                         14,334
 -----------------------------------------------------------------------------
  TOTAL ASSETS                                                     93,252,799
 -----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Fund shares repurchased                                             134,703
  Capital gains tax                                                   505,583
  Amounts owed to affiliates                                          281,380
  Accrued expenses and other liabilities                              225,606
 -----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 1,147,272
 -----------------------------------------------------------------------------

  NET ASSETS:
  Paid-in capital                                                 191,631,821
  Accumulated undistributed net investment income                     137,887
  Accumulated distributions in excess of net realized gains
  on investment and futures transactions                          (50,144,575)
  Accumulated net realized foreign currency loss                  (23,485,151)
  Net unrealized loss on investments and futures                  (18,360,285)
  Net unrealized loss on translation of assets and
  liabilities denominated in foreign currencies                    (7,674,170)
 -----------------------------------------------------------------------------
  NET ASSETS                                                     $ 92,105,527
 -----------------------------------------------------------------------------

                                                 CLASS A CLASS B       CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                          10,430,282 404,337        52,511
  Net asset and Class A redemption value per
  share(a)                                         $8.38   $8.31         $8.29
  Maximum public offering price per share
  (Class A NAV X 1.0582)                           $8.87   $8.31         $8.29
 -----------------------------------------------------------------------------
                                                                 INSTITUTIONAL
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                                                   103,588
  Net asset value, offering and redemption
  price per share                                                        $8.44
 -----------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  GOLDMAN SACHS ASIA GROWTH FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                   $   3,567,537
  Interest                                                             909,396
 ------------------------------------------------------------------------------
  TOTAL INCOME                                                       4,476,933
 ------------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                    2,179,299
  Distribution fees                                                    544,964
  Authorized dealer service fees                                       524,028
  Transfer agent fees                                                  370,233
  Custodian fees                                                       392,707
  Professional fees                                                     75,733
  Amortization of deferred organization expenses                        31,733
  Trustee fees                                                           3,657
  Other                                                                168,640
 ------------------------------------------------------------------------------
  TOTAL EXPENSES                                                     4,290,994
 ------------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by Goldman Sachs        (513,104)
 ------------------------------------------------------------------------------
  NET EXPENSES                                                       3,777,890
 ------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                699,043
 ------------------------------------------------------------------------------
  REALIZED AND UNREALIZED LOSS ON INVESTMENT, FUTURES AND FOR-
  EIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
  Investment transactions(b)                                       (31,911,904)
  Futures transactions                                                (957,101)
  Foreign currency related transactions                            (24,461,103)
  Net change in unrealized loss on:
  Investments                                                      (51,320,817)
  Futures                                                              (53,843)
  Translation of assets and liabilities denominated in foreign
  currencies                                                        (5,678,939)
 ------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENT, FUTURES AND
  FOREIGN CURRENCY TRANSACTIONS                                   (114,383,707)
 ------------------------------------------------------------------------------
  NET DECREASE IN ASSETS RESULTING FROM OPERATIONS               $(113,684,664)
 ------------------------------------------------------------------------------

 (a)  Taxes withheld on dividends were $272,188.
 (b)  Net of capital gains taxes withheld of $531,662.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     9

GOLDMAN SACHS ASIA GROWTH FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income                        $     699,043      $    538,846
  Net realized loss on investment and
  futures transactions                           (32,869,005)       (7,436,150)
  Net realized loss on foreign currency
  related transactions                           (24,461,103)       (1,099,538)
  Net change in unrealized gain (loss) on
  investments and futures                        (51,374,660)        5,823,115
  Net change in unrealized loss on
  translation of assets and liabilities
  denominated in foreign currencies               (5,678,939)         (599,549)
 ------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               (113,684,664)       (2,773,276)
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                    (455,983)         (206,784)
  Class B shares                                          --                --
  Class C shares                                          --                --
  Institutional shares                               (22,635)               --
  In excess of net investment income
  Class A shares                                          --                --
  Class B shares                                     (10,435)           (5,064)
  Class C shares                                        (617)               --
  Institutional shares                                    --           (83,075)
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (489,670)         (294,923)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares               94,368,053       144,448,826
  Reinvestment of dividends and
  distributions                                      587,801           221,279
  Cost of shares repurchased                    (168,365,597)      (67,451,011)
 ------------------------------------------------------------------------------
  NET DECREASE (INCREASE) IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS              (73,409,743)       77,219,094
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)                     (187,584,077)       74,150,895
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              279,689,604       205,538,709
 ------------------------------------------------------------------------------
  End of year                                  $  92,105,527      $279,689,604
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME          $     137,887      $ (1,316,323)
 ------------------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  GOLDMAN SACHS ASIA GROWTH FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Asia Growth Fund (the "Fund"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. At Janu-ary 31, 1998, the Asia Growth Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service (Service shares have not com-menced operations).

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on the valuation date or, if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. Securities Transactions and Investment Income -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. In addition, it is the Fund's policy to accrue for estimated capital gains taxes on foreign securities held.
   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks in-clude revaluation of currencies, high rates of inflation, repatriation re-strictions on income and capital and future adverse political and economic developments. Moreover, securities issued in these markets may be less liq-uid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

 C. DERIVATIVE FINANCIAL INSTRUMENTS -- STRUCTURED NOTES
 Subject to its investment restrictions, the fund may utilize derivative fi-nancial instruments such as structured notes. Such instruments are used by the fund as a means of investing in a particular market or of increasing the return on the Fund's investments or both. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of the financial indicators including, but not limited to indices, currencies or interest rates. These financial instruments may subject the fund to a greater degree of market risk and loss than other types of fixed income securities. At January, 31, 1998 and for the year then ended, the av-erage fair value of structured notes held by the fund and the net unrealized loss arising from trading such securities were $12,215,316 and $4,094,605, respectively.

GOLDMAN SACHS ASIA GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions or to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records re-alized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 F. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

 G. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net in-vestment income or net realized gain on investment transactions, or from cap-ital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.
   The Fund had approximately $184,000, $5,487,000, $10,408,000 and
 $14,137,000 at October 31, 1997 (the Fund's tax year end) of capital loss carryforwards expiring in 2002, 2003, 2004 and 2005, respectively, for fed-eral tax purposes. These amounts are available to be carried forward to off-set future capital gains to the extent permitted by applicable laws or regulations.

 H. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

 I. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of shares separately bears their respective class-specific transfer agency fees.

 J. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 K. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker, an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund daily, depen-dent on the daily fluctuations in the value of the contracts, and are re-corded as unrealized gains or losses. When contracts are closed, the Fund realized a gain or loss which is reported in the Statement of Operations. The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

GOLDMAN SACHS ASIA GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998
 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment International ("GSAM International") an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM International, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services ren-dered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM International is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions, transfer agent fees and extraordinary ex-penses) until further notice to the extent such expenses exceed .24% of the average daily net assets of the Fund. For the year ended January 31, 1998, Goldman Sachs has reimbursed approximately $126,000. At January 31, 1998, ap-proximately $4,700 is owed to the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges imposed and has advised the Fund that it retained approximately $414,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive approximately $82,000 of its distribution fee attributable to the Class A shares and the Manager has agreed to waive $305,000 of its management fee attributable to all classes. The Distributor and Manager may discontinue or modify these waivers in the future at their discretion.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $64,000, $64,000, $65,000 and $88,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures transactions) for the year ended January 31, 1998, were $209,322,562 and $288,302,543, respectively.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $74,000 of brokerage commissions from portfolio transactions.

 5. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facililties.

GOLDMAN SACHS ASIA GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998

 6. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 is as follows:

                          FOR THE YEAR ENDED JANUARY 31, 1998   FOR THE YEAR ENDED JANUARY 31, 1997
                          ---------------------------------------------------------------------------
                                    SHARES             DOLLARS            SHARES             DOLLARS
 ----------------------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                     7,223,511  $       87,540,626         7,588,351  $      124,281,405
 Reinvestments of divi-
 dends and distributions            43,677             582,740            11,669             184,607
 Shares repurchased            (12,959,028)       (156,582,479)       (3,945,614)        (63,723,269)
                          ---------------------------------------------------------------------------
                                (5,691,840)        (68,459,113)        3,654,406          60,742,743
 ----------------------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                       303,767           4,001,854           210,879           3,433,876
 Reinvestments of divi-
 dends and distributions               718               9,264               279               4,391
 Shares repurchased               (106,535)         (1,359,625)           (4,771)            (76,391)
                          ---------------------------------------------------------------------------
                                   197,950           2,651,493           206,387           3,361,876
 ----------------------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                        70,257             777,621                --                  --
 Reinvestments of divi-
 dends and distributions                48                (185)               --                  --
 Shares repurchased                (17,794)           (163,196)               --                  --
                          ---------------------------------------------------------------------------
                                    52,511             614,240                --                  --
 ----------------------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                       163,318           2,047,952         1,041,822          16,733,545
 Reinvestments of divi-
 dends and distributions               277              (4,018)            2,040              32,281
 Shares repurchased               (875,506)        (10,260,297)         (228,363)         (3,651,351)
                          ---------------------------------------------------------------------------
                                  (711,911)         (8,216,363)          815,499          13,114,475
 ----------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE)        (6,153,290) $      (73,409,743)        4,676,292  $       77,219,094
 ----------------------------------------------------------------------------------------------------

                                                  GOLDMAN SACHS ASIA GROWTH FUND

 7. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund reclassified $1,384,341 from paid-in capital to accumulated undistributed net investment income, $1,387,871 from accumulated undistributed net investment income to accumulated net realized foreign currency loss, $1,248,367 from accumulated undistributed net realized loss on investment and futures transactions to ac-cumulated undistributed net investment income and $466 from paid-in capital to accumulated undistributed net realized loss on investment and futures transactions.

GOLDMAN SACHS ASIA GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                                 INCOME FROM
                                           INVESTMENT OPERATIONS(E)                 DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------------------- -----------------------------------
                                                                                                         FROM NET
                    NET ASSET    NET      NET REALIZED        NET REALIZED                  IN EXCESS  REALIZED GAIN NET INCREASE
                     VALUE,   INVESTMENT AND UNREALIZED      AND UNREALIZED       FROM NET    OF NET   ON INVESTMENT  (DECREASE)
                    BEGINNING   INCOME   GAIN (LOSS) ON LOSS ON FOREIGN CURRENCY INVESTMENT INVESTMENT  AND FUTURES  IN NET ASSET
                    OF PERIOD   (LOSS)    INVESTMENTS     RELATED TRANSACTIONS     INCOME     INCOME   TRANSACTIONS     VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares             $16.31     $  --        $(5.78)             $(2.12)           $  --      $(0.03)      $  --        $(7.93)
  1998 - Class B
  Shares              16.24      0.01         (5.79)              (2.12)              --       (0.03)         --         (7.93)
  1998 - Class C
  Shares(b)           15.73      0.01         (5.43)              (1.99)              --       (0.03)         --         (7.44)
  1998 - Institu-
  tional Shares       16.33      0.10         (5.83)              (2.13)           (0.03)         --          --         (7.89)
 --------------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares              16.49      0.06         (0.11)                 --            (0.12)         --       (0.01)        (0.18)
  1997 - Class B
  Shares(b)           17.31     (0.05)        (0.48)                 --            (0.51)      (0.03)         --         (1.07)
  1997 - Institu-
  tional Shares(b)    16.61      0.04         (0.11)                 --            (0.11)      (0.06)      (0.04)        (0.28)
 --------------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares              13.31      0.17          3.44                  --            (0.12)      (0.14)      (0.17)         3.18
 FOR THE PERIOD ENDED JANUARY 31,
  1995 - Class A
  Shares(b)           14.18      0.11         (0.89)                 --             0.01          --       (0.10)        (0.87)
 --------------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
     respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  GOLDMAN SACHS ASIA GROWTH FUND

                                                                                        RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                           OF FEES OR EXPENSE LIMITATIONS
                                                                                        -----------------------------------
                                                                          RATIO OF                            RATIO OF
                                              NET ASSETS   RATIO OF    NET INVESTMENT       RATIO OF       NET INVESTMENT
NET ASSET                PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO    EXPENSES TO     INCOME (LOSS) TO
VALUE, END    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET       AVERAGE NET       AVERAGE NET
OF PERIOD   RETURN(A)      RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS            ASSETS           ASSETS
-----------------------------------------------------------------------------------------------------------------------------
  $ 8.38     (48.49)%     105.16%    $.0070    $87,437       1.75%          0.31%             1.99%              0.07%
    8.31     (48.70)      105.16      .0070      3,359       2.30          (0.29)             2.50              (0.49)
    8.29     (47.17)(d)   105.16      .0070        436       2.35(c)       (0.26)(c)          2.55(c)           (0.46)(c)
    8.44     (48.19)      105.16      .0070        874       1.11           0.87              1.31               0.67
-----------------------------------------------------------------------------------------------------------------------------
   16.31      (1.01)       48.40      .0151    263,014       1.67           0.20              1.87               0.00
   16.24      (6.02)(d)    48.40      .0151      3,354       2.21(c)       (0.56)(c)          2.37(c)           (0.72)(c)
   16.33      (1.09)(d)    48.40      .0151     13,322       1.10(c)        0.54(c)           1.26(c)            0.38 (c)
-----------------------------------------------------------------------------------------------------------------------------
   16.49      26.49        88.80         --    205,539       1.77           1.05              2.02               0.80
-----------------------------------------------------------------------------------------------------------------------------
   13.31      (5.46)(d)    36.08         --    124,298       1.90(c)        1.83(c)           2.38(c)            1.35 (c)
-----------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASIA GROWTH FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Asia Growth
 Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Asia Growth Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds, (a Delaware Business Trust), including the state-ment of investments, as of January 31, 1998, and the related statement of op-erations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Asia Growth Fund as of January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs Asia Growth Fund


THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Asia Growth Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.



An Investment Idea for the Long Term

History has shown that a long-term plan that includes stocks of emerging market countries is more likely to provide greater returns and reduce overall portfolio volatility over time than a portfolio that invests only in U.S.-based stocks.

Goldman Sachs Asia Growth Fund provides investors access to the benefits associated with emerging market investing. The Fund seeks long-term capital appreciation, primarily through equity securities of companies related to Asia, excluding Japan.

Target Your Needs

The Goldman Sachs Asia Growth Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge. (Please note: in general, greater returns are associated with greater risk.)


--------------------------------------------------------------------------------
Goldman Sachs International Equity Funds

    [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL]

                              [Fund Risk/Return]
Higher                        ASIA GROWTH FUND
Risk/Return

                              Emerging Markets Equity Fund

                              International Equity Fund
Lower
Risk/Return                   CORE International Equity Fund


For More Information

To learn more about the Goldman Sachs Asia Growth Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel

OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

Investment Adviser

GOLDMAN SACHS INTERNATIONAL

Peterborough Court, 133 Fleet Street
London EC4A 2BB, England


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. In particular, the securities markets of emerging countries in which the Fund may invest without limit are less liquid, are subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.


(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use: March 31, 1998                              AGAR / 47K / 3-98

Goldman Sachs Funds

================================================================================
GROWTH ANDINCOME FUND                     Annual Report   January 31, 1998
================================================================================


                                          Long-term capital growth and growth
                                          of income potential from a diversified
                                          portfolio of equity securities.



                                   [GRAPHIC]

                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

GOLDMAN SACHS GROWTH AND INCOME FUND





Fund Basics
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $1.6 Billion
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       46
                             -----------------------


                                 NASDAQ SYMBOLS

                                 Class A Shares
                             -----------------------
                                      GSGRX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSGBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSGCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSIIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSGSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                       Fund Total Return            S&P 500
January 31, 1998                        (based on NAV)(1)            Index(2)
--------------------------------------------------------------------------------
Class A                                       23.71%                 26.92%
Class B                                       22.87%                 26.92%
Class C (8/15/97-1/31/98)                      0.51%                  6.78%
Institutional                                 24.24%                 26.92%
Service                                       23.63%                 26.92%
--------------------------------------------------------------------------------


(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.


================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                              Class C
ending 12/31/97      Class A    Class B  (Cumulative)(4) Institutional  Service
--------------------------------------------------------------------------------
Last 12 Months       20.88%     21.51%        N/A           28.44%       27.87%
Since Inception      18.72%     24.49%      -1.19%          28.56%       25.78%
                    (2/5/93)   (5/1/96)    (8/15/97)       (6/3/96)     (3/6/96)
--------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $27.44 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).

================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                    Percentage of
Company Holding                    Total Net Assets    Line of Business
--------------------------------------------------------------------------------
Quantum Corp.                            4.5%          Tape and Disk Drive Products
Lockheed Martin Corp.                    4.0%          Defense
Cigna Corp.                              3.6%          Insurance
Aetna Inc.                               3.6%          Healthcare Management
Lear Corp.                               3.6%          Auto Supplies
Morgan Stanley, Dean Witter Discover     3.2%          Financial Services
Tosco Corp.                              3.0%          Oil Refining and Marketing
Union Carbide Corp.                      2.9%          Chemicals and Plastics
Fruit of the Loom, Inc.                  2.9%          Clothing Manufacturer
Unicom Corp.                             2.9%          Electric Utilities
--------------------------------------------------------------------------------


     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND

Market Overview


Dear Shareholder,

The U.S. stock market took investors on an unsteady ride during the period under review -- one that saw the market climb to record highs, and plummet in what would be the market's largest single-day percentage drop in a decade. Nonetheless, for the 12 months ended January 31, 1998, the market posted an approximate 27% return as measured by the S&P 500 stock index -- well above stocks' historical long-term average return.

     o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Market turbulence early in the period was largely fueled by speculation over Federal Reserve policy. The Fed's decision to increase the Federal funds rate in March was perceived by investors as potentially the first in a series of tightenings, and the market, after a period of buoyancy, sold off sharply. By late April, though, economic indicators slowed, reassuring the market that further rate hikes were unlikely. Renewed investor confidence sent the market soaring. Throughout the remainder of the year, several factors, including a lack of inflationary pressure, furthered the market's upward climb. Waxing and waning investor confidence, however, caused a degree of market volatility. Most notably, in October, investor uncertainty helped to foster overreaction to falling Asian markets. The market fell precipitously, posting the largest single-day decline in nearly a decade. Soon thereafter, the market firmed as investors accepted the argument that Asian market weakness would have little impact on U.S. companies.

     o The U.S. Economy: Robust Activity, Then Moderation -- Economic activity gained momentum during the first quarter of 1997, with real GDP surging at a revised 4.9% annualized rate. Growth moderated somewhat during the second quarter, a slowdown that continued into the second half of the year. Signs that the U.S. economy remained strong were eminently present, though, despite the fact that Asian market turmoil cast a shadow over sales and trade prospects to that region. Most notably, U.S. unemployment figures reached a 24-year low during the fourth quarter, as the proportion of working Americans -- approximately 64% -- reached an unprecedented level.

     o Outlook: Expect Moderating Economic Growth and Low Inflation -- Going forward, we believe the inflation and interest rate environments will likely remain favorable, particularly over the near term. Furthermore, although we believe the equity market will produce returns closer to the historic norm, this scenario should also be accompanied by more normal levels of volatility.

          We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,


          /s/ David B. Ford                           /s/ John P. McNulty

          David B. Ford                               John P. McNulty
          Co-Head, Goldman Sachs                      Co-Head, Goldman Sachs
          Asset Management                            Asset Management

          February 27, 1998

GOLDMAN SACHS GROWTH AND INCOME FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Growth and Income Fund for the 12-month period ended January 31, 1998.


     Outperformance Relative to Peers

     The Fund's share classes fared well in the peer rankings for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The Fund's Class A shares, Class B shares and Institutional shares outperformed the 21.82% average return of the Lipper Growth and Income Fund peer group (ranking 214, 255 and 187, respectively, out of 633 funds. Class C share and Service share rankings were not available. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).


     Sector Allocations

     As bottom-up stock pickers, we do not focus on sectors as guides to value. Instead, we evaluate individual stocks on a one-by-one basis, sometimes investing in multiple companies within a sector or industry. Hence, throughout most of the period, we were overweighted in consumer durables and capital goods. These sectors, which are composed of cyclical stocks, became significantly discounted in the year-end "flight to quality," which slightly hurt Fund performance. We believe, however, in the potential of cyclical stocks to generate strong earnings even in a downturn.


     Portfolio Highlights

     o Ford Motor Co. -- New products and cost-cutting efforts drove the auto manufacturer's earnings during the period under review. The company's performance in 1998 will largely depend upon changes in its capital structure.

     o Tenet Health Care Corp. -- The nation's number two-ranked hospital chain, Tenet benefited from its acquisition of OrNda, which helped the company build a strong market position. We believe the company will continue to acquire not-for-profit hospitals in a market with few buyers.

     o Morgan Stanley Dean Witter Discover & Co. -- This financial services company was a top performer during the period under review, as Wall Street finally recognized its post-merger profitability.

     o Unicom Corp. -- Unicom is an electric utility company servicing the northern third of Illinois, including most of the Chicago metropolitan area. After a period of sustained weakness due to negative press and regulatory rulings, investors regained confidence in Unicom when local industry legislation concerns were resolved. We believe in this company's fundamentals and took advantage of price declines earlier in the year to increase our position.

VALUE
INVESTMENT PROCESS

Value stocks represent companies that are currently undervalued in the market, but whose intrinsic value we believe ultimately will be recognized. Our value stock selection process emphasizes a bottom-up approach.

1
Search for Value
We search for value from a universe of 1,000 stocks, and then select 200 to 300 of the least expensive.

2
Fundamental Research
We refine our stock list through rigorous analysis of companies' "fundamentals" and face-to-face meetings with company management, competitors, suppliers and customers.

3
Risk Management
We maintain ongoing risk management resulting in an intentional and quantifiable risk/return profile.



     o Centex Corp. -- Homebuilding stock Centex performed well in the slow-growth, low-inflation economic environment, but company-specific developments further abetted performance. The company appreciated as the market began to see results in cost-cutting efforts in homebuilding operations, as well as the company's use of its substantial free cash flow to reduce debt and grow the business.


     Key New Acquisitions

     o Quantum Corp. -- The disk drive and digital linear tape (DLT) manufacturer performed well, although it suffered a setback toward the end of the period when company-specific issues were exacerbated by industry oversupply. Going forward, we believe the company's DLT business will be extremely profitable (DLT provides rapid backup for network servers).

     o Wells Fargo & Co. -- The second largest bank in California, Wells Fargo is the most advanced of its peers in lowering branch distribution costs and in data-mining. Following initial difficulties after a merger with First Interstate, prospects for the bank are positive.


     Portfolio Outlook

     We are keeping a close eye on the U.S. equity market's current valuation. In recent memory, inflation has consistently surprised on the downside, with technology improving overall productivity and the Asian economic events driving down prices of imported goods. As many investors believe this low-inflation environment will continue, the market's P/E level has risen. The current S&P 500 P/E ratio seems unsustainable to us, as the combination of rising labor costs and Asia-driven pricing pressure could squeeze U.S. margins. By focusing on reasonably valued and discounted names, however, we feel comfortable with our domestic portfolio.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,


     /s/ Ronald E. Gutfleish                     /s/ G. Lee Anderson

     Ronald E. Gutfleish                         G. Lee Anderson
     Portfolio Manager,                          Portfolio Manager,
     Goldman Sachs Growth                        Goldman Sachs Growth
      and Income Fund                            and Income Fund


     /s/ Eileen A. Aptman

     Eileen A. Aptman
     Portfolio Manager,
     Goldman Sachs Growth and Income Fund

     February 27, 1998

GOLDMAN SACHS GROWTH AND INCOME FUND

For Best Results,
It's Time in the Market That Counts



For optimal long-term
investment results,
time in the market can
make the difference.


     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.


     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


     ---------------------------------------------------------------------------
     The Impact of Missing the "Best" Days in the Market (1982-1996)
     (Annual Return Percentage)

     [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATTER]

                                                   Annual Return
                                                     Percentage
                                                   -------------
          Invested all 5,478 trading days              16.78%
          Less 10 best days                            13.39%
          Less 40 best days                             7.53%
          Less 70 best days                             2.87%

     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.


     Over the Long Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has generated negative returns only twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than timing the market.


     For More Information

     A diversified portfolio of stocks is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on February 5, 1993. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown.
 This performance data represents past performance and should not be consid-ered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 GROWTH AND INCOME FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED FEBRUARY 5, 1993 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]


               Growth and Income Fund (Class A)   S&P 500
02/05/1993              9450                        10000
                        9507                         9943
                        9773                        10153
                        9513                         9907
                        9727                        10172
                        9637                        10202
Jul-93                  9764                        10161
                       10045                        10547
                        9942                        10466
                        9962                        10682
                        9908                        10580
                       10185                        10708
Jan-94                 10686                        11073
                       10842                        10772
                       10674                        10302
                       10722                        10434
                       10960                        10606
                       10739                        10346
Jul-94                 10950                        10685
                       11570                        11123
                       11383                        10852
                       11055                        11096
                       10645                        10692
                       10787                        10850
Jan-95                 11110                        11131
                       11764                        11565
                       12124                        11908
                       12385                        12258
                       12752                        12748
                       13023                        13044
Jul-95                 13434                        13477
                       13661                        13511
                       13930                        14081
                       13646                        14030
                       14115                        14646
                       14399                        14929
Jan-96                 14716                        15436
                       15026                        15580
                       15132                        15729
                       15398                        15961
                       15709                        16372
                       15457                        16435
Jul-96                 15004                        15708
                       15405                        16040
                       16140                        16943
                       16549                        17410
                       17860                        18727
                       18152                        18356
Jan-97                 18911                        19503
                       19286                        19655
                       18714                        18848
                       19556                        19971
                       20937                        21187
                       21555                        22137
Jul-97                 23420                        23899
                       23208                        22560
                       24044                        23796
                       23061                        23002
                       23143                        24067
                       23214                        24481
Jan-98                 23395                        24752



                                           SINCE INCEPTION FIVE YEARS ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED FEBRUARY 5, 1993)
  Excluding sales charges                           19.91%        n/a   23.71%
  Including sales charges                           18.56%        n/a   16.90%
 -----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                      26.06%        n/a   22.87%
  Including redemption charges                      23.72%        n/a   17.36%
 -----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                       0.51%        n/a      n/a
  Including redemption charges                      -0.50%        n/a      n/a
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED JUNE 3,
  1996)                                             27.58%        n/a   24.24%
 -----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED MARCH 6, 1996)           25.01%        n/a   23.63%
 -----------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Investments
January 31, 1998


  SHARES    DESCRIPTION                                     VALUE
 COMMON STOCKS - 93.0%
  AEROSPACE & DEFENSE - 5.7%
  576,440   Boeing Company                          $   27,416,928
  611,400   Lockheed Martin Corp.                       63,623,813
                         -----------------------------------------
                                                        91,040,741
 -----------------------------------------------------------------
  AIRLINES - 3.5%
  238,400   AMR Corp.*                                  30,098,000
  569,900   Continental Airlines Inc.*                  26,429,113
                         -----------------------------------------
                                                        56,527,113
 -----------------------------------------------------------------
  APPLIANCES - 2.2%
  933,800   Sunbeam Corp.                               35,426,038
 -----------------------------------------------------------------
  AUTO/VEHICLE - 5.0%
  472,500   Ford Motor Co.                              24,097,500
  1,151,700 Lear Corp.*                                 57,225,094
                         -----------------------------------------
                                                        81,322,594
 -----------------------------------------------------------------
  BANKS - 8.3%
  359,000   Chase Manhattan Corp.                       38,480,313
  542,100   Fleet Financial Group Inc.                  38,827,913
  236,600   Republic N.Y. Corp.                         25,759,825
  96,800    Wells Fargo & Co.                           29,911,200
                         -----------------------------------------
                                                       132,979,251
 -----------------------------------------------------------------
  CHEMICAL PRODUCTS - 4.9%
  991,600   IMC Global Inc.                             31,979,100
  1,066,600 Union Carbide Corp.                         46,730,413
                         -----------------------------------------
                                                        78,709,513
 -----------------------------------------------------------------
  COMPUTER PERIPHERALS - 4.5%
  2,986,400 Quantum Corp.*                              72,793,500
 -----------------------------------------------------------------
  DATACOM EQUIPMENT - 2.1%
  1,255,200 Bay Networks, Inc.*                         34,125,750
 -----------------------------------------------------------------
  DEPARTMENT STORES - 0.6%
  209,400   Sears Roebuck & Co.                          9,645,488
 -----------------------------------------------------------------
  FOREST PRODUCTS - 5.1%
  620,800   Georgia-Pacific Corp.                       34,221,600
  976,300   Georgia-Pacific Corp. (Timber Group)*       22,698,975
  1,940,200 Stone Container Corp.*                      24,737,550
                         -----------------------------------------
                                                        81,658,125
 -----------------------------------------------------------------
  GAMING - 2.0%
  1,359,400 Circus Circus Enterprises, Inc.*            31,266,200
 -----------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 8.4%
  786,300   Aetna Inc.                                  57,793,050
  1,271,200 Foundation Health Systems, Inc.*            32,971,750
  1,275,600 Tenet Healthcare Corp.*                     44,008,200
                         -----------------------------------------
                                                       134,773,000
 -----------------------------------------------------------------

  SHARES    DESCRIPTION                                           VALUE
 COMMON STOCKS - (CONTINUED)
  HOMEBUILDERS - 0.4%
  16,700    Centex Corp.                                  $    1,047,925
  197,200   Lennar Corp.                                       4,843,725
                         -----------------------------------------------
                                                               5,891,650
 -----------------------------------------------------------------------
  INSURANCE-BROKERS - 2.3%
  369,500   Loews Corp.                                       36,880,719
 -----------------------------------------------------------------------
  INSURANCE-LIFE - 3.6%
  343,600   Cigna Corp.                                       58,261,675
 -----------------------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 0.2%
  22,100    CNA Financial Corp.*                               2,953,113
 -----------------------------------------------------------------------
  OIL-INTEGRATED - 1.0%
  293,600   Texaco Inc.                                       15,285,550
 -----------------------------------------------------------------------
  OIL & GAS-REFINING AND MARKETING - 3.1%
  1,461,300 Tosco Corp.                                       48,862,219
 -----------------------------------------------------------------------
  REAL ESTATE - 1.1%
  731,900   LNR Property Corp.*                               17,336,881
 -----------------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 3.2%
  889,900   Morgan Stanley, Dean Witter, Discover & Co.       51,947,913
 -----------------------------------------------------------------------
  SEMICONDUCTORS - 2.6%
  676,200   Avnet Inc.                                        41,248,200
 -----------------------------------------------------------------------
  SPECIALTY FINANCE - 0.1%
  36,300    C.I.T. Group Inc.*                                 1,091,269
 -----------------------------------------------------------------------
  STEEL - 3.6%
  1,573,700 AK Steel Holding Corp.                            28,129,888
  1,381,400 Ispat International NV*                           29,872,775
                         -----------------------------------------------
                                                              58,002,663
 -----------------------------------------------------------------------
  SUPERMARKETS - 2.9%
  1,038,300 Fleming Companies Inc.                            15,639,394
  691,100   Supervalu Inc.                                    30,322,013
                         -----------------------------------------------
                                                              45,961,407
 -----------------------------------------------------------------------
  TEXTILES - 2.9%
  1,928,600 Fruit of the Loom Inc.*                           46,286,400
 -----------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 2.6%
  655,400   Goodyear Tire & Rubber Co.                        41,044,425
 -----------------------------------------------------------------------
  TOBACCO - 3.5%
  1,268,300 RJR Nabisco Holdings Corp.                        39,951,450
  486,300   UST Inc.                                          16,777,350
                         -----------------------------------------------
                                                              56,728,800
 -----------------------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND


  SHARES    DESCRIPTION                       VALUE
 COMMON STOCKS - (CONTINUED)
  TRANSPORTATION & LOGISTICS - 3.7%
  961,800   Canadian Pacific Ltd.     $   26,028,713
  710,600   CNF Transportation Inc.       32,465,538
                         ---------------------------
                                          58,494,251
 ---------------------------------------------------
  UTILITIES-ELECTRIC - 3.9%
  1,367,300 Northeast Utilities*          16,749,425
  1,486,500 Unicom Corporation            46,081,500
                         ---------------------------
                                          62,830,925
 ---------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $1,344,570,463)               $1,489,375,373
 ---------------------------------------------------

  PRINCIPAL
  AMOUNT      DESCRIPTION                                         VALUE
  REPURCHASE AGREEMENT - 5.8%
  $93,500,000 Joint Repurchase Agreement Account 5.64%,
              02/02/98                                    $   93,500,000
 ------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT ACCOUNT
  (COST $93,500,000)                                      $   93,500,000
 ------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $1,438,070,463)(A)                                $1,582,875,373
 ------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
  exceeds cost                                            $  198,724,322
  Gross unrealized loss for investments in which cost
  exceeds value                                              (54,632,790)
 ------------------------------------------------------------------------
  Net unrealized gain                                     $  144,091,532
 ------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $1,438,783,841.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    7

GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value (identified cost
  $1,438,070,463)                                            $1,582,875,373
  Cash                                                               55,896
  Receivables:
  Investment securities sold                                     15,321,885
  Fund shares sold                                               15,323,500
  Dividends and interest                                          1,699,243
  Deferred organization expenses, net                                   209
  Other assets                                                       22,101
 ---------------------------------------------------------------------------
  TOTAL ASSETS                                                1,615,298,207
 ---------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                 9,325,328
  Fund shares repurchased                                         1,510,824
  Amounts owed to affiliates                                      3,007,196
  Accrued expenses and other liabilities                            253,728
 ---------------------------------------------------------------------------
  TOTAL LIABILITIES                                              14,097,076
 ---------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                             1,396,713,617
  Accumulated distributions in excess of net investment
  income                                                           (614,031)
  Accumulated undistributed net realized gain on
  investment, option and futures transactions                    60,296,635
  Net unrealized gain on investments                            144,804,910
 ---------------------------------------------------------------------------
  NET ASSETS                                                 $1,601,201,131
 ---------------------------------------------------------------------------

                                             CLASS A       CLASS B   CLASS C
 ---------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value
  (unlimited shares authorized)           46,918,649    11,963,607 1,233,014
  Net asset and Class A redemption value
  per share(a)                                $25.93        $25.73    $25.70
  Maximum public offering price per
  share (Class A NAV X 1.0582)                $27.44        $25.73    $25.70
 ---------------------------------------------------------------------------
                                                     INSTITUTIONAL   SERVICE
 ---------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (unlimited shares authorized)          1,396,153   343,095
  Net asset value, offering and redemption price
  per share                                                 $25.95    $25.92
 ---------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                   $ 15,481,524
  Interest                                                          2,863,267
 -----------------------------------------------------------------------------
  TOTAL INCOME                                                     18,344,791
 -----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                   7,740,380
  Distribution fees                                                 3,500,325
  Authorized dealer service fees                                    2,716,755
  Transfer agent fees                                               1,553,121
  Custodian fees                                                      188,085
  Professional fees                                                    70,544
  Registration fees                                                   137,442
  Amortization of deferred organization expenses                       19,112
  Trustee fees                                                         10,054
  Other                                                               487,190
 -----------------------------------------------------------------------------
  TOTAL EXPENSES                                                   16,423,008
 -----------------------------------------------------------------------------
  Less -- fees waived by Goldman Sachs                             (1,601,336)
 -----------------------------------------------------------------------------
  NET EXPENSES                                                     14,821,672
 -----------------------------------------------------------------------------
  NET INVESTMENT INCOME                                             3,523,119
 -----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FUTURES TRANS-
  ACTIONS:
  Net realized gain from:
  Investment transactions                                         172,824,728
  Futures transactions                                                131,178
  Net change in unrealized gain on:
  Investments                                                      19,463,359
 -----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT, OPTION AND
  FUTURES TRANSACTIONS:                                           192,419,265
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $195,942,384
 -----------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $15,521.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    9

GOLDMAN SACHS GROWTH AND INCOME FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income                       $    3,523,119      $  8,054,855
  Net realized gain on investment and
  futures transactions                           172,955,906        58,230,209
  Net change in unrealized gain on
  investments                                     19,463,359        67,575,111
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                195,942,384       133,860,175
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                  (3,826,646)       (8,111,894)
  Class B shares                                          --            (5,818)
  Class C shares                                          --                --
  Institutional shares                               (92,867)             (494)
  Service shares                                     (20,774)          (11,500)
  In excess of net investment income
  Class A shares                                          --          (135,533)
  Class B shares                                     (72,045)          (48,273)
  Class C shares                                      (7,576)               --
  Institutional shares                                    --              (380)
  Service shares                                          --            (9,070)
  From net realized gain on investment and
  futures transactions
  Class A shares                                (101,878,845)      (46,442,616)
  Class B shares                                 (22,880,349)         (754,312)
  Class C shares                                  (1,205,452)               --
  Institutional shares                            (1,886,598)           (9,971)
  Service shares                                    (761,129)         (255,610)
  In excess of net realized gain on
  investment and futures transactions
  Class B shares                                    (656,842)               --
  Class C shares                                    (936,744)               --
  Institutional shares                               (64,615)               --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (134,290,482)      (55,785,471)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              918,965,833       140,362,846
  Reinvestment of dividends and
  distributions                                  127,012,752        53,352,809
  Cost of shares repurchased                    (142,245,348)      (72,730,939)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                        903,733,237       120,984,716
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 965,385,139       199,059,420
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              635,815,992       436,756,572
 ------------------------------------------------------------------------------
  End of year                                 $1,601,201,131      $635,815,992
 ------------------------------------------------------------------------------
  ACCUMULATED DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME                       $     (614,031)     $   (193,256)
 ------------------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Growth and Income Fund (the "Fund"). The Trust is registered under the Investment Com-pany Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date or, if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

 C. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 E. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years.

 F. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of shares separately bears their respective class-specific transfer agency fees. Serv-ice shares separately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 G. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND

 H. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Opera-tions.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolios. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .70% of the average daily net assets of the Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions, transfer agent fees and extraordinary ex-penses) until further notice to the extent such expenses exceed .11% of the average daily net assets of the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Fund that it retained approximately $2,405,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C Shares, respectively. For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive ap-proximately $1,601,000 of its distribution fee attributable to the Class A shares. The Distributor may discontinue or modify this waiver in the future at its discretion.

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
January 31, 1998
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $906,000, $798,000, $856,000 and $447,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures transactions) for the year ended January 31, 1998, were $1,333,580,933 and $648,647,904, respectively.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $367,000 of brokerage commissions from portfolio transactions.

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more re-purchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the Fund had an undivided interest in the repurchase agreements in the following joint ac-count which equaled $93,500,000 in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the correspond-ing underlying securities (including the type of security, market value, in-terest rate and maturity date) were as follows:

                                PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                  AMOUNT      RATE      DATE        COST
 ----------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.  $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA: 6.50%-8.00%,
 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ----------------------------------------------------------------------------
 LEHMAN BROTHERS INC.           474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
 7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ----------------------------------------------------------------------------
 NOMURA SECURITIES INTERNA-
TIONAL                          200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
 01/15/03-1/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ----------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL                          270,000,000     5.64  02/02/98    270,000,000
 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC:
 03/06/98; FFCB: 6.30%, 08/08/07)
 ----------------------------------------------------------------------------
 SALOMON-SMITH BARNEY           200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.8%, 08/15/01)
 ----------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                      $1,744,200,000
 ----------------------------------------------------------------------------

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
January 31, 1998

 7. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 are as follows:

                         FOR THE YEAR ENDED JANUARY 31, 1998   FOR THE YEAR ENDED JANUARY 31, 1997
                            ------------------------------------------------------------------------
                                   SHARES             DOLLARS            SHARES             DOLLARS
 ---------------------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                   20,995,379  $      557,445,055         5,616,082  $      121,074,992
 Reinvestments of divi-
dends and distributions         4,040,452         100,776,496         2,390,917          52,287,188
 Shares repurchased            (4,651,468)       (124,783,147)       (3,328,038)        (72,163,062)
                            ------------------------------------------------------------------------
                               20,384,363         533,438,404         4,678,961         101,199,118
 ---------------------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                   10,786,633         285,377,804           729,877          16,222,639
 Reinvestments of divi-
dends and distributions           884,342          21,878,707            35,976             787,421
 Shares repurchased              (458,457)        (12,335,625)          (14,764)           (340,546)
                            ------------------------------------------------------------------------
                               11,212,518         294,920,886           751,089          16,669,514
 ---------------------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                    1,258,885          34,759,146                --                  --
 Reinvestments of divi-
dends and distributions            71,436           1,766,121                --                  --
 Shares repurchased               (97,307)         (2,549,826)               --                  --
                            ------------------------------------------------------------------------
                                1,233,014          33,975,441                --                  --
 ---------------------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                    1,383,424          36,071,512             8,229             186,173
 Reinvestments of divi-
dends and distributions            72,596           1,812,637                92               2,020
 Shares repurchased               (68,188)         (1,831,590)               --                  --
                            ------------------------------------------------------------------------
                                1,387,832          36,052,559             8,321             188,193
 ---------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                      204,087           5,312,316           134,652           2,879,042
 Reinvestments of divi-
dends and distributions            31,372             778,791            12,587             276,180
 Shares repurchased               (29,341)           (745,160)          (10,262)           (227,331)
                            ------------------------------------------------------------------------
                                  206,118           5,345,947           136,977           2,927,891
 ---------------------------------------------------------------------------------------------------
 NET INCREASE                  34,423,845  $      903,733,237         5,575,348  $      120,984,716
 ---------------------------------------------------------------------------------------------------

                                            GOLDMAN SACHS GROWTH AND INCOME FUND


 8. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

 9. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund has reclassified $14,180 from paid-in capital to accumulated distributions in excess of net investment income and $61,834 from accumulated undistributed net realized gain on investments to accumulated distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

GOLDMAN SACHS GROWTH AND INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                      INCOME FROM
                                INVESTMENT OPERATIONS(E)            DISTRIBUTIONS TO SHAREHOLDERS
                              ---------------------------- ------------------------------------------------
                                                                                               IN EXCESS OF
                                             NET REALIZED                          FROM NET    NET REALIZED
                    NET ASSET               AND UNREALIZED            IN EXCESS  REALIZED GAIN   GAIN ON
                     VALUE,        NET         GAIN  ON     FROM NET    OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL
                    BEGINNING  INVESTMENT    INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN
                    OF PERIOD INCOME (LOSS)  AND FUTURES     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares             $23.18      $ 0.11         $5.27        $(0.11)    $   --      $(2.52)       $   --         --
  1998 - Class B
  Shares              23.10        0.04          5.14            --      (0.03)      (2.45)        (0.07)        --
  1998 - Class C
  Shares(b)           28.20       (0.01)         0.06            --      (0.03)      (1.42)        (1.10)        --
  1998 - Institu-
  tional Shares       23.19        0.27          5.23         (0.22)        --       (0.24)        (2.28)        --
  1998 - Service
  Shares              23.17        0.14          5.23         (0.06)     (0.04)      (2.52)           --         --
 ---------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares              19.98        0.35          5.18         (0.35)     (0.01)      (1.97)           --         --
  1997 - Class B
  Shares(b)           20.82        0.17          4.31         (0.17)     (0.06)      (1.97)           --         --
  1997 - Institu-
  tional Shares(b)    21.25        0.29          3.96         (0.30)     (0.04)      (1.97)           --         --
  1997 - Service
  Shares(b)           20.71        0.28          4.50         (0.28)     (0.07)      (1.97)           --         --
 ---------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares              15.80        0.33          4.75         (0.30)        --       (0.60)           --         --
 ---------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares              15.79        0.20(g)       0.30(g)      (0.20)     (0.07)      (0.33)           --       0.11(g)
 FOR THE PERIOD ENDED JANUARY 31,
  1994 - Class A
  Shares(b)           14.18        0.15          1.68         (0.15)     (0.01)      (0.06)           --         --
 ---------------------------------------------------------------------------------------------------------------------
                    NET INCREASE
                     (DECREASE)
                    IN NET ASSET
                       VALUE
  1998 - Class A
  Shares               $2.75
  1998 - Class B
  Shares                2.63
  1998 - Class C
  Shares(b)            (2.50)
  1998 - Institu-
  tional Shares         2.76
  1998 - Service
  Shares                2.75
 ---------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares                3.20
  1997 - Class B
  Shares(b)             2.28
  1997 - Institu-
  tional Shares(b)      1.94
  1997 - Service
  Shares(b)             2.46
 ---------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares                4.18
 ---------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares                0.01
  1994 - Class A
  Shares(b)             1.61
 ---------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
 (g) Calculated based on the average shares outstanding methodology.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            GOLDMAN SACHS GROWTH AND INCOME FUND

                                                                                    RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                       OF FEES OR EXPENSE LIMITATIONS
                                                                                    -----------------------------------
                                                                       RATIO OF                             RATIO OF
                                            NET ASSETS   RATIO OF   NET INVESTMENT      RATIO OF         NET INVESTMENT
NET ASSET              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)     EXPENSES TO       INCOME (LOSS) TO
VALUE, END    TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE  TO AVERAGE NET    AVERAGE NET          AVERAGE NET
OF PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS      ASSETS           ASSETS               ASSETS
---------------------------------------------------------------------------------------------------------------------------
  $25.93      23.71%     61.95%    $.0590   $1,216,582     1.25%         0.43%            1.42%                0.26%
   25.73      22.87      61.95      .0590      307,815     1.94         (0.35)            1.94                (0.35)
   25.70       0.51(d)   61.95      .0590       31,686     1.99(c)      (0.48)(c)         1.99(c)             (0.48)(c)
   25.95      24.24      61.95      .0590       36,225     0.83          0.76             0.83                 0.76
   25.92      23.63      61.95      .0590        8,893     1.32          0.32             1.32                 0.32
---------------------------------------------------------------------------------------------------------------------------
   23.18      28.42      53.03      .0586      615,103     1.22          1.60             1.43                 1.39
   23.10      22.23(d)   53.03      .0586       17,346     1.93(c)       0.15(c)          1.93(c)              0.15(c)
   23.19      20.77(d)   53.03      .0586          193     0.82(c)       1.36(c)          0.82(c)              1.36(c)
   23.17      23.87(d)   53.03      .0586        3,174     1.32(c)       0.94(c)          1.32(c)              0.94(c)
---------------------------------------------------------------------------------------------------------------------------
   19.98      32.45      57.93         --      436,757     1.20          1.67             1.45                 1.42
---------------------------------------------------------------------------------------------------------------------------
   15.80       3.97      71.80         --      193,772     1.25          1.28             1.58                 0.95
---------------------------------------------------------------------------------------------------------------------------
   15.79      13.08(d)  102.23         --       41,528     1.25(c)       1.23(c)          3.24(c)             (0.76)(c)
---------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH AND INCOME FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Growth and Income Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Growth and Income Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (A Delaware Business Trust), including the statement of investments, as of January 31, 1998, and the related statement of operations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Growth and Income Fund as of January 31, 1998, the results of its operations the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE

Goldman Sachs Growth and Income Fund



THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Growth and Income Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


     An Investment Idea for the Long Term

     Historically, stocks have demonstrated greater potential to build wealth over the long term than most other types of investments.

     Goldman Sachs Growth and Income Fund provides investors access to the benefits associated with equity investing. The Fund seeks long-term capital growth and growth of income, primarily through equity securities that, in management's view, offer favorable capital appreciation and/or dividend-paying ability.


     Target Your Needs

     The Goldman Sachs Growth and Income Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within the Goldman Sachs Funds family without an additional charge. (Please note: in general, greater returns are associated with greater risk.)

     ---------------------------------------------------------------------------
     Goldman Sachs Domestic Equity Funds

                              [Fund Risk/Return]
Higher                        Small Cap Value Fund
Risk/Return                   CORE Small Cap Equity Fund
                              Mid Cap Equity Fund
                              Capital Growth Fund
                              CORE Large Cap Growth Fund
Lower                         CORE U.S. Equity Fund
Risk/Return                   GROWTH AND INCOME FUND


     For More Information

     To learn more about the Goldman Sachs Growth and Income Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.


(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use: March 31, 1998                             GIAR / 276K / 3-98

Goldman Sachs Funds

================================================================================
EMERGING MARKETS EQUITY FUND                  Annual Report   January 31, 1998
================================================================================


                                              Long-term capital growth potential
                                              through a diversified portfolio
                                              of emerging markets stocks.


                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND


Fund Basics
as of January 31, 1998



                             Assets Under Management
                             -----------------------
                                  $36.9 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       99
                             -----------------------


                                 NASDAQ SYMBOLS

                                 Class A Shares
                             -----------------------
                                      GEMAX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GEKBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GEMCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GEMIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GEMSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

December 15, 1997-         Fund Total Return         MSCI EMF (Partial Domestic)
January 31, 1998           (based on NAV)(1)               MSCI EMF Index(2)
--------------------------------------------------------------------------------
Class A                          -3.10%                        -2.12%
Class B                          -3.10%                        -2.12%
Class C                          -3.00%                        -2.12%
Institutional                    -3.00%                        -2.12%
Service                          -3.10%                        -2.12%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index (with dividends reinvested) is a market capitalization-weighted composite of securities in over 30 emerging market countries, including Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. "Free" indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. Investors cannot directly invest in the Index. The Index figures do not reflect any fees or expenses.


================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period
ending 12/31/97         Class A    Class B     Class C  Institutional  Service
--------------------------------------------------------------------------------
Since Inception         -3.21%     -2.60%       1.40%       2.30%       2.40%
(12/15/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $10.25 and represents the NAV plus the maximum sales charge of 5.5%.


=======================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
=======================================================================================
                                     Percentage of
Company Holding                     Total Net Assets   Line of Business
---------------------------------------------------------------------------------------
ITC Limited                               3.3%         Consumer Goods and Services
Telebras ADR                              3.2%         Telecommunications
South African Breweries                   2.4%         Consumer Goods and Services
Mahanagar Telephone                       2.3%         Telecommunications
Liberty Life Association of Africa        2.1%         Insurance and Financial Services
ABSA Group Limited                        1.6%         Insurance and Financial Services
CIFRA S.A. De C.V.                        1.6%         Consumer Goods and Services
Lukoil Holding-ADR                        1.5%         Energy Sources
Ranbaxy Laboratories                      1.5%         Consumer Goods and Services
CIA Tele. de Venezuela                    1.4%         Telecommunications
---------------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND


Market Overview


Dear Shareholder,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs Emerging Markets Equity Fund. This annual report covers the brief period from December 15, 1997, when the Fund began operations, through January 31, 1998.


     o The Emerging Markets: The Impact of Asia's Market Downturn Was Widespread -- The decision by Thai authorities to allow their currency to float freely against the U.S. dollar on July 2, 1997, set in motion a series of events that sent Asia's emerging market countries into a tailspin. The Philippines, Malaysia and Indonesia --countries that, like Thailand, albeit to a lesser extent, had pursued overly aggressive investment policies --were most affected.

               The strength and breadth of Asia's financial crisis powerfully impacted the equity markets of many non-Asian emerging countries. Latin America's equity markets sold off sharply, effectively slowing what had been that region's strongest economic performance since 1982. Most affected were those countries with overvalued exchange rates and large external financing needs, such as Brazil. Eastern European countries reacted as dramatically. Russia's markets were temporarily closed as public concern caused steep declines. Currencies in Eastern and Central Europe lost value against the dollar, amid speculation that Poland, Hungary and the Czech Republic might follow the path of Southeast Asian countries -- situations that did not occur. Markets in Africa and the Mediterranean region behaved more defensively, with Turkey even appreciating in the fourth quarter in anticipation of an economic reform package.

     o Outlook: A Waiting Game -- Going forward, it is necessary to place the current turmoil in Asia into perspective. While emerging markets will at times experience a higher level of volatility than more mature economies, they also stand to benefit from significant long-term growth potential as economies and markets develop. Additionally, we believe the currency delinkings in Asia are likely to mark the beginning of a new, healthier stage in the region's economic development. A currency system that floats freely should stimulate better economic management in the region. However, the adjustment process for these economies will be marked by volatility, and could be lengthy, depending on the appropriateness of policy responses. The health of emerging market economies outside Asia depends to a great extent on what happens in Asia --and it may take until mid-year to determine the exact nature of this impact. However, there are positive early indications -- such as the fact that Mexico expects to see a level of foreign investment in 1998 equivalent to that of 1997 --that the Asian crisis will not be as detrimental to the health of world emerging market economies as initially feared.

               We encourage you to maintain your diversified, long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,


          /s/ David B. Ford                       /s/ John P. McNulty

          David B. Ford                           John P. McNulty
          Co-Head, Goldman Sachs                  Co-Head, Goldman Sachs
          Asset Management International          Asset Management International

          February 27, 1998

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Emerging Markets Equity Fund for the period since the Fund's inception on December 15, 1997, through January 31, 1998.


     Performance Review: Short Performance Record Reflects
     Asian Market Downturn

     Asian markets in general fared poorly over the short time period covered by this report, a circumstance that is reflected in the Fund's performance. From the Fund's inception on December 15, 1997 through January 31, 1998, the Fund's Class A shares generated a total return of -3.10%, compared to a -2.12% return for the Fund's benchmark, the MSCI Emerging Markets Free Index. The Fund's underperformance compared to its benchmark is attributable to a large initial cash position held by the Fund (see "Regional Allocations"). As a result, the Fund was not able to participate in a market rally that occurred in the final weeks of December.


     Regional Allocations

     At the time of its inception, the Fund held a substantial cash position that was significantly reduced as the period progressed and positions were initiated. As of January 31, 1998, the portfolio was significantly overweighted in the Eastern Europe, Middle East and Africa (EMEA) regions, and underweighted in both Latin America and Asia.


     Portfolio Highlights

     o Compania Anonima de Telefonos de Venezuela (CANTV) -- CANTV is the largest telecommunications company in Venezuela and holds an exclusive concession to provide fixed local, domestic and international long-distance services throughout the country until October 2000. The company was privatized in 1991. We believe that the company's potential lies on three fronts: increasing demand for telecom services as the Venezuelan economy recovers, cost cutting primarily from headcount reduction and revenue enhancement from tariff rebalancing.

     o Liberty Life Association of Africa -- Liberty Life provides life insurance and pension plans to customers throughout South Africa. The company also provides construction, development, management and ownership of fixed property and a range of investment and fund management services. The company has good sales growth prospects due to a newly introduced laptop-based sales platform, and stands to benefit from ongoing corporate restructuring.

     o Lukoil Holding -- The second largest oil producer in Russia, Lukoil is a prospector, extractor, transporter, refiner and provider of oil and gas, mainly from Western Siberia. The company also manufactures petrochemicals, fuels and other petroleum products, and operates two refineries, 162 oil and gas fields, and 800 filling stations.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND


INVESTMENT
PROCESS OVERVIEW

The investment process for
the Goldman Sachs Emerging
Markets Fund combines both
qualitative and quantitative
analysis, with an emphasis
on portfolio manager input.


   ==================
    Asset Allocation
        Committee
   ==================
  o Proprietary
    Quantitative Model

  o Portfolio
    Manager Views

           \/

   ==================
   Country Allocation
   ==================


     Company Visits
     --------------
    Internal Research
    -----------------
   Return Expectations

            \/

   ==================
     Stock Selection
   ==================


   ==================
        Portfolio
      Construction
   ==================
   o Stock & Industry
     Views Relative
     to Benchmark

            \/

   ==================
    Portfolio Review
       & Analysis
   ==================
   o Performance
     Measurement
     & Attribution
   o BARRA
   o Risk Analysis


     o Mahanagar Telephone Nigam Ltd (MTNL) -- MTNL is the primary provider of fixed line telephone services in the two most important cities in India, Delhi and Bombay. While a second private operator has been licensed in each of these areas, these operators are burdened by very high license fees, and start-up has been slow. MTNL stands to benefit from the growth of telephone lines in India as a result of economic growth in the country.

     o Ranbaxy Laboratories -- Ranbaxy is the largest pharmaceutical company in India. In addition to a strong presence in the Indian formulations market, Ranbaxy has aggressively pursued a strategy to tap the global generics market. The company recently received approval from the FDA for two drugs, Ranitidine and Cephaclor; Cephaclor has already been launched in the United States and there are plans to launch Ranitidine in March 1998.

     o South African Breweries -- South African Breweries is the dominant brewer in South Africa. Company shares are local shares quoted on the Johannesburg stock exchange. The company is expanding successfully in other emerging markets in Africa and Eastern Europe.

     o Telecomunicacoes Brasileiras (Telebras) -- Telebras is a holding company that has the monopoly to provide telecommunication services in Brazil. It is the largest telecom company in Latin America and is scheduled to be privatized by mid-1998. Telebras offers significant growth prospects as there is huge pent-up demand for telephone services in Brazil as well as substantial cost-cutting potential following privatization.


     Portfolio Outlook

     Investor sentiment toward Asia turned positive in January as the IMF programs in Indonesia and South Korea appeared to be helping to stabilize currencies in the region. The real economies in Asia, however, are likely to enter a period of slow to negative growth with a number of corporate bankruptcies and increasing unemployment. On a selective basis, the recent turmoil has created investment opportunities, but volatility in the equity markets is likely to remain high.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,


     /s/ Warwick M. Negus                        /s/ Robert A. Beckwitt

     Warwick M. Negus                            Robert A. Beckwitt
     Portfolio Manager,                          Portfolio Manager,
     Goldman Sachs                               Goldman Sachs
     Emerging Markets Equity Fund                Emerging Markets Equity Fund

     February 27, 1998

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND


Emerging Markets Offer Long-Term Rewards



For investors willing to
assume the sometimes
significant price fluctuations
associated with emerging
market investments,
the long-term rewards
may be higher returns and
lower portfolio volatility.


     Two compelling reasons for investors to consider allocating a portion of their portfolios to emerging market countries are the potential for higher returns and reduced overall portfolio volatility.


     Diversification Can Reduce Portfolio Volatility

     Emerging market countries have widely varying economies, growth rates and stages of development. As a result, stock markets in emerging market countries generally do not move in tandem with markets in developed countries. Diversifying among markets can help to reduce the impact a downturn in any one market may have on a portfolio. Over time, this can lead to lower overall portfolio volatility.

     The chart below illustrates the low correlation that stock markets in emerging market countries have had to market performances in the United States over the past 10 years.


     ---------------------------------------------------------------------------
     Performance of Emerging vs. U.S. Equity Markets
     (MSCI EMF Index vs. S&P 500 Index)
     (Rolling 10-Year Cumulative Returns)

                      [TABLE ILLUSTRATED BY A BAR CHART]

                1988            1989            1990            1991            1992
MSCI EMF        34.87%          114.70%         85.16%          188.79%         214.92%
S&P 500         16.61%          53.56%          48.80%          94.14%          108.94%


                1993            1994            1995            1996            1997
MSCI EMF        439.34%         392.58%         358.39%         376.36%         312.53%
S&P 500         130.00%         133.03%         220.61%         294.22%         425.73%


     Source: Morgan Stanley Capital International (MSCI) Emerging Markets Free
     (EMF) Index and the S&P 500 Index. The MSCI EMF Index is a market capitalization-weighted composite of securities in over 30 emerging market countries. The MSCI EMF Index and the S&P 500 Index are unmanaged indices and the figures for the Indices do not reflect any fees or expenses. In addition, investors cannot invest directly in the indices. The chart is for illustrative purposes only and is not representative of any Goldman Sachs fund. Past performance is not indicative of future results.


     Emerging Country Markets Offer Greater Return Potential

     Historically, emerging market countries have been among the fastest growing in the world. On average, the rate of economic growth in emerging market countries -- at 6% to 8% -- is four to five percentage points greater than the growth rates of developed countries. This can lead to greater corporate profitability and potentially greater market returns over time.


     For More Information

     A mutual fund composed of emerging market stocks is one of the best ways for investors to access the benefits associated with emerging country investing. Goldman Sachs Asset Management offers a variety of funds that invest in emerging market countries. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% for Class A and redemp-tion charges of 5.0% and 1.0% for Class B and Class C, respectively) on December 15, 1997. For comparative purposes, the performance of the Fund's benchmark (Morgan Stanley Emerging Markets Free Index ("MSCI EMF")) is shown. All performance data shown represents past performance and should not be con-sidered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 EMERGING MARKETS EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 15, 1997 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]


                              Morgan Stanley EMF Index  Class A Fund  Class B Fund  Class C Fund  Institutional Class  Service Class
12/15/1997                           10000                  9500         10000         10000           10000              10000
JAN                                   9788                  9159          9205          9603            9700               9690



                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED DE-
  CEMBER 15, 1997)
  Excluding sales charges            -3.10%
  Including sales charges            -8.41%
 --------------------------------------------------
  CLASS B (COMMENCED DE-
  CEMBER 15, 1997)
  Excluding redemption
  charges                            -3.10%
  Including redemption
  charges                            -7.95%
 --------------------------------------------------
  CLASS C (COMMENCED DE-
  CEMBER 15, 1997)
  Excluding redemption
  charges                            -3.00%
  Including redemption
  charges                            -3.97%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED DECEMBER 15,
  1997)                              -3.00%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  DECEMBER 15, 1997)                 -3.10%
 --------------------------------------------------

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES     DESCRIPTION                                                VALUE

 COMMON STOCKS - 79.7%
  ARGENTINIAN PESO - 3.4%
  8,338      Banco de Galicia ADR (Financial Services)              $  182,904
  5,300      Cresud S.A. ADR* (Natural Resources)                       96,063
  3,500      Irsa GDR (Real Estate)                                    111,781
  7,700      Telefonica de Argentina ADR (Telecommunications)          266,613
  13,600     YPF Sociedad Anonima ADR
             (Energy Source)                                           414,028
  26,900     Perez Companc SA (Diversified)                            176,810
                           ---------------------------------------------------
                                                                     1,248,199
 -----------------------------------------------------------------------------
  BRAZILIAN REAL - 11.5%
  2,900      Brasil Distr Pao Acu ADR (Consumer Goods)                  51,642
  5,062,000  Cemig Cia Energy Mg (Utility)                             199,890
  54,000     Cia Cerve Brahma (Consumer Goods)                          37,023
  82,118,200 Cia Energet Ceara (Utility)                               246,361
  121,330    Cia Riogrand Telecommunications (Telecommunications)      125,857
  14,900     Cia Vale Rio Doce (Diversified)                           279,069
  10,600     Cia Vale Do Rio Doce ADR* (Mining)                        206,700
  10,300     Companhia Cervejaria Brah ADR* (Consumer Goods)           143,556
  5,300      Companhia Energetica de Minas Gerais ADR* (Utility)       208,025
  23,580,000 Copel Parana Energy (Utility)                             285,328
  4,940,000  Electrobras Centr (Utility)                               222,126
  1,710,000  Petrol Brasileiros (Energy Source)                        365,417
  10,500     Telebras ADR (Telecommunications)                       1,165,500
  1,660,000  Telesp Tel Sao Pau (Telecommunications)                   480,382
  8,100      Unibanco GDR* (Bank)                                      243,000
                           ---------------------------------------------------
                                                                     4,259,876
 -----------------------------------------------------------------------------
  CHILEAN PESO - 3.5%
  8,900      Banco de A. Edwards ADR (Financial Services)              134,121
  7,500      Cia Telecom de Chile ADR (Telecommunications)             180,469
  18,100     CN Quinenco S.A. ADR* (Diversified)                       176,430
  11,400     Distribucion Y Servicio ADR* (Consumer Goods)             179,550
  11,800     Embotelladora Andina ADR* (Consumer Goods)                208,030
  11,400     Empresa Nacional de Electric ADR (Utility)                192,375
  7,700      Enersis S.A ADR (Utility)                                 203,569
                           ---------------------------------------------------
                                                                     1,274,544
 -----------------------------------------------------------------------------
  COLOMBIAN PESO - 0.7%
  16,300     Banco Industrial Colombiano ADR* (Bank)                   198,656
  5,600      Cementos Diamante GDR* (Construction)                      60,834
                           ---------------------------------------------------
                                                                       259,490
 -----------------------------------------------------------------------------

  SHARES     DESCRIPTION                                              VALUE

 COMMON STOCKS - (CONTINUED)
  GREEK DRACHMA - 1.2%
  6,770      Attica Enterprises (Transportation)                  $   84,922
  3,435      Hellenic Bottling (Consumer Goods)                       89,787
  8,940      Ote Greek Telecom (Telecommunications)                  164,671
  2,709      Titan Cement Co (Construction Materials)                120,429
                           -------------------------------------------------
                                                                     459,809
 ---------------------------------------------------------------------------
  HONG KONG DOLLAR - 0.9%
  471,000    Beijing Datang Power (Utility)                          223,720
  653,000    Zhejiang Expressway (Construction)                       91,996
                           -------------------------------------------------
                                                                     315,716
 ---------------------------------------------------------------------------
  HUNGARIAN FORINT - 2.5%
  4,809      Gedeon Richter Ltd. ADR (Consumer Goods)*               462,866
  19,643     Magyar Olaj Es Gaz ADR (Energy Source)                  476,343
                           -------------------------------------------------
                                                                     939,209
 ---------------------------------------------------------------------------
  INDIAN RUPEE - 8.6%
  61,400     ITC Ltd. ADR (Consumer Goods)                         1,214,306
  56,400     Mahanagar Telephone Ni ADR (Telecommunications)         849,525
  23,900     Ranbaxy Labs ADR (Pharmaceuticals)                      564,638
  34,400     St Bank India GDR (Bank)                                533,200
                           -------------------------------------------------
                                                                   3,161,669
 ---------------------------------------------------------------------------
  INDONESIAN RUPIAH - 0.9%
  208,000    Daya Guna Samudera (Consumer Goods)                     123,349
  374,000    H M Sampoerna (Consumer Goods)                          163,516
  122,000    Telekomunikasi Ind (Telecommunications)                  48,800
                           -------------------------------------------------
                                                                     335,665
 ---------------------------------------------------------------------------
  ISRAELI SHEKEL - 4.2%
  2,110      Eci Telecom Ltd. ADR* (Technology)                       52,750
  557        First International Bank (Financial Services)           386,608
  180,077    ICL Israel Chemicals (Cyclical)                         206,065
  14,979     Makteshim Chemical Works (Cyclical)                      96,521
  6,716      Nice Systems Ltd. ADR (Technology)                      251,850
  129,996    Super Sol (Consumer Goods)                              360,338
  3,940      Teva Pharmaceutical Industries Ltd. ADR* (Consumer
             Goods)                                                  180,994
                           -------------------------------------------------
                                                                   1,535,126
 ---------------------------------------------------------------------------
  MALAYSIAN RINGGIT - 1.1%
  34,000     Rothmans Pall Mall (Consumer Goods)                     268,847
  71,000     Tenaga Nasional (Utility)                               119,881
                           -------------------------------------------------
                                                                     388,728
 ---------------------------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

  SHARES     DESCRIPTION                                               VALUE

 COMMON STOCKS - (CONTINUED)
  MEXICAN PESO - 13.0%
  21,700     Alfa S.A. (Diversified)                               $  115,521
  80,800     Cemex S.A. (Construction)                                348,073
  330,400    Cifra Sa de Cv (Other)                                   559,196
  25,025     Cifra Sa de Cv Series V (Other)                           45,532
  14,600     Empresas Ica S.A. ADR (Construction)                     198,813
  38,800     Fomento Econ Mexic (Consumer Goods)                      250,273
  76,500     Groupo Carso (Diversified)                               448,985
  129,200    Groupo Fin Banamex Ac (Financial Services)               346,931
  561,900    Groupo Fin Bancomer (Financial Services)                 300,460
  46,000     Grupo Modelo Sa De (Consumer Goods)                      375,631
  13,900     Grupo Televisa S.A. ADR* (Media)                         447,053
  8,500      Industrias Bachoco S.A. ADR* (Consumer Goods)            140,565
  98,800     Kimberly Clark Mexico (Consumer Staples)                 427,218
  8,000      Panamerican Beverages, Inc. ADR (Consumer Goods)         260,111
  11,200     Telefonos de Mexico ADR (Telecommunications)             551,598
                           --------------------------------------------------
                                                                    4,815,960
 ----------------------------------------------------------------------------
  NEW TAIWAN DOLLAR - 1.5%
  112,000    Siliconware Precis (Technology)                          271,765
  77,000     Taiwan Semiconductor (Technology)                        266,103
                           --------------------------------------------------
                                                                      537,868
 ----------------------------------------------------------------------------
  PERUVIAN NEW SOL - 0.4%
  2,300      Creditcorp. Ltd. ADR* (Bank)                              39,963
  5,900      Telefonica de Peru ADR (Telecommunications)              115,788
                           --------------------------------------------------
                                                                      155,751
 ----------------------------------------------------------------------------
  PHILIPPINE PESO - 2.1%
  688,000    Ayala Land Inc. (Real Estate)                            240,000
  79,000     Manila Electric Co. (Utility)                            248,023
  12,000     Philippine Long Distance (Telecommunications)            291,628
                           --------------------------------------------------
                                                                      779,651
 ----------------------------------------------------------------------------
  POLISH ZLOTY - 0.5%
  5,788      Government of Poland NIF Privatization Certificates
             (Government)                                             190,948
 ----------------------------------------------------------------------------

  SHARES     DESCRIPTION                                               VALUE

 COMMON STOCKS - (CONTINUED)
  RUSSIAN RUBLES - 3.5%
  8,817      Ao Mosenergo ADR (Utility)                           $   257,897
  8,634      Lukoil Co. ADR (Energy Source)                           552,576
  24,217     Unified Energy Systems Russia ADR (Utility)              480,556
                           --------------------------------------------------
                                                                    1,291,029
 ----------------------------------------------------------------------------
  SOUTH AFRICAN RAND - 13.9%
  82,705     Absa Group Ltd. (Financial Services)                     586,145
  11,803     Anglo American Industrial Corp. (Diversified)            280,586
  35,200     Barlow Ltd. (Construction)                               320,745
  22,496     De Beers Centenary (Cyclical)                            489,232
  49,000     First National Bank (Bank)                               466,336
  29,600     Liberty Life Association of Africa (Financial
             Services)                                                781,581
  287,881    Premier Group (Consumer Goods)                           314,783
  65,484     Rembrandt Group (Consumer Goods)                         496,583
  55,758     Sasol (Cyclical)                                         508,071
  33,805     South African Breweries (Consumer Goods)                 891,245
                           --------------------------------------------------
                                                                    5,135,307
 ----------------------------------------------------------------------------
  THAILAND BAHT - 1.2%
  272,000    Bangkok Expressway (Construction)                        207,545
  19,400     PTT Exploration & Production (Energy Source)             223,606
                           --------------------------------------------------
                                                                      431,151
 ----------------------------------------------------------------------------
  TURKISH LIRA - 3.7%
  3,860,878  Adana Cimento (Construction)                             308,906
  3,651,937  Akbank (Bank)                                            296,362
  320,778    Migros (Consumer Goods)                                  289,650
  804,803    Netas (Technology)                                       279,644
  5,536,000  Yapi Kredi Bankasi (Bank)                                199,952
                           --------------------------------------------------
                                                                    1,374,514
 ----------------------------------------------------------------------------
  VENEZUELAN BOLIVAR - 1.5%
  15,300     Cia Anonima Telefonos de Venezuela ADR
             (Telecommunications)                                     562,418
 ----------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $30,308,248)                                              $29,452,628
 ----------------------------------------------------------------------------
  SHORT-TERM OBLIGATIONS - 15.5%
  $5,726,614 State Street Bank & Trust Euro-Time Deposit 5.56%,
             02/02/98                                             $ 5,726,614
 ----------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $5,726,614)                                               $ 5,726,614
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $36,034,862) (A)                                          $35,179,242
 ----------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     7

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Statement of Investments
January 31, 1998

 -----------------------------
  FEDERAL INCOME
  TAX
  Gross
  unrealized gain
  for investments
  in which
  value exceeds
  cost            $   790,909
  Gross
  unrealized loss
  for investments
  in which
  cost exceeds
  value            (1,649,829)
 -----------------------------
  Net unrealized
  loss            $  (858,920)
 -----------------------------

 * Non-income producing security.

 (a) The aggregate cost for federal income tax purposes is $36,038,162.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON STOCK INDUSTRY CONCENTRATIONS

  Banking              5.3%
  Construction         4.5
  Consumer Goods      18.8
  Cyclicals            3.5
  Diversified          4.6
  Energy Sources       5.5
  Financial Services   7.4
  Government           0.5
  Media                1.2
  Natural Resources    0.3
  Others               1.6
  Pharmaceuticals      1.5
  Real Estate          1.0
  Technology           3.0
  Telecommunications  13.0
  Transportation       0.2
  Utilities            7.8
 --------------------------
  TOTAL COMMON STOCK  79.7%
 --------------------------

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value
  (identified cost $36,034,862)                                    $35,179,242
  Cash                                                               1,504,468
  Receivables:
  Fund shares sold                                                   3,021,558
  Dividends and interest                                                10,915
  Deferred organization expenses, net                                   48,685
  Other assets                                                          71,870
 ------------------------------------------------------------------------------
  TOTAL ASSETS                                                      39,836,738
 ------------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                    2,662,464
  Fund shares repurchased                                               18,924
  Amounts owed to affiliates                                            41,312
  Accrued expenses and other liabilities                               175,000
 ------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  2,897,700
 ------------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                   37,805,183
  Accumulated undistributed net
  investment income                                                     19,872
  Accumulated undistributed net realized
  loss on investment transactions                                       (8,792)
  Accumulated net realized foreign
  currency loss                                                        (13,662)
  Net unrealized loss on investments                                  (289,186)
  Net unrealized loss on translation of
  assets and liabilities denominated in
  foreign currencies                                                  (574,377)
 ------------------------------------------------------------------------------
  NET ASSETS                                                       $36,939,038
 ------------------------------------------------------------------------------
                                             CLASS A       CLASS B     CLASS C
 ------------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                       1,824,207         6,579       7,520
  Net asset and Class A redemption value
  per share(a)                                 $9.69         $9.69       $9.70
  Maximum public offering price per share
  (Class A NAV X 1.0582)                      $10.25         $9.69       $9.70
 ------------------------------------------------------------------------------
                                                     INSTITUTIONAL     SERVICE
 ------------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                                     1,971,850         160
  Net asset value, offering and
  redemption price per share                                 $9.70       $9.69
 ------------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     9

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Statement of Operations
For the Period Ended January 31, 1998(a)

  INVESTMENT INCOME:
  Dividends(b)                                                     $  10,077
  Interest                                                            55,754
 ----------------------------------------------------------------------------
  TOTAL INCOME                                                        65,831
 ----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                     34,840
  Distribution fees                                                    3,447
  Authorized dealer service fees                                       3,404
  Transfer agent fees                                                  2,524
  Custodian fees                                                       9,468
  Professional fees                                                   32,973
  Registration fees                                                   57,535
  Printing fees                                                       15,000
  Amortization of deferred organization expenses                       1,315
  Trustee fees                                                           158
  Other                                                                  923
 ----------------------------------------------------------------------------
  TOTAL EXPENSES                                                     161,587
 ----------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by Goldman Sachs      (115,628)
 ----------------------------------------------------------------------------
  NET EXPENSES                                                        45,959
 ----------------------------------------------------------------------------
  NET INVESTMENT INCOME                                               19,872
 ----------------------------------------------------------------------------
  REALIZED AND UNREALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss from:
  Investment transactions                                             (8,792)
  Foreign currency related transactions                              (13,662)
  Net change in unrealized loss on:
  Investments                                                       (289,186)
  Translation of assets and liabilities denominated in foreign
  currencies                                                        (574,377)
 ----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS                                             (886,017)
 ----------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(866,145)
 ----------------------------------------------------------------------------

 (a) The Fund commenced operations on December 15, 1997.
 (b) Taxes withheld on dividends were $374.

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Statement of Changes in Net Assets

                                                                      FOR THE
                                                                 PERIOD ENDED
                                                          JANUARY 31, 1998(A)
  FROM OPERATIONS:
  Net investment income                                           $    19,872
  Net realized loss on investment transactions                         (8,792)
  Net realized loss on currency related transactions                  (13,662)
  Net change in unrealized loss on investments                       (289,186)
  Net change in unrealized loss on translation of assets
  and liabilities denominated in foreign currencies                  (574,377)
 -----------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               (866,145)
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                37,824,117
  Cost of shares repurchased                                          (18,934)
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM SHARE
  TRANSACTIONS                                                     37,805,183
 -----------------------------------------------------------------------------
  TOTAL INCREASE                                                   36,939,038
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                                     --
 -----------------------------------------------------------------------------
  End of period                                                   $36,939,038
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                 $    19,872
 -----------------------------------------------------------------------------

 (a) The Fund commenced operations on December 15, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    11

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998
 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust"), a Delaware business trust, includes the Goldman Sachs Emerging Markets Equity Fund (the "Fund"). The Trust is regis-tered under the Investment Company Act of 1940, as amended, as an open-end management investment company. At January 31, 1998, the Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded on the valuation date. If there are no sales on the valuation day, securities are valued at the last sale price on valuation date, or if no sale occurs at the mean between the closing bid and asked price, or if closing bid and asked price are not available at the exchange defined close price. If the relevant exchange or system has not closed by the above-mentioned time for determining the Fund's NAV, the securities will be valued at the last sale price on valu-ation date or, if no sale occurs at the mean between the bid and asked prices at the time the NAV is determined. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valua-tions and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.
   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks in-clude revaluation of currencies, high rates of inflation, repatriation re-strictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liq-uid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's fi-nancial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering these con-tracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

 F. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as tim-ing differences associated with having different book and tax year ends.

 G. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are amortized on a straight-line basis over a period of five years.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 H. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative average net assets for the period.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Serv-ice shares separately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 I. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 J. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 Goldman Sachs Asset Management International ("GSAM International"), an af-filiate of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM International, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses re-lated thereto and administering the Fund's business affairs, including pro-viding facilities, GSAM International is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.20% of the average daily net assets of the Fund. For the period ended January 31, 1998, GSAM Interna-tional has voluntarily agreed to waive approximately $3,000 of its Management Fee. GSAM International may discontinue or modify this waiver in the future at its discretion.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions, transfer agent fees and extraordinary ex-penses) until further notice to the extent such expenses exceed .16% of the average daily net assets of the Fund. For the period ended January 31, 1998, Goldman Sachs has reimbursed approximately $113,000. At January 31, 1998, ap-proximately $72,000 is owed to the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge and has advised the Trust that it has retained approximately $107,000 during the pe-riod ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   The Fund has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $32,000, $3,000, $3,000 and $2,500 for Management, Distribution, Authorized Dealer Service and Trans-fer Agent fees, respectively.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (continued)
January 31, 1998

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures) for the period ended January 31, 1998, were $31,005,666 and $688,626, respectively.
   For the period ended January 31, 1998, Goldman Sachs earned approximately $6,000 of brokerage commissions from portfolio transactions.

 5. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the period ended January 31, 1998, the Fund did not have any borrowings under these facilities.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

 6. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended January 31, 1998 are as follows:

                                              PERIOD ENDED JANUARY 31, 1998
                                                    -------------------------
                                                     SHARES          DOLLARS
 ----------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                                      1,824,207  $    17,866,344
 Reinvestment of dividends and distributions             --               --
 Shares repurchased                                      --               --
                                                    -------------------------
                                                  1,824,207       17,866,344
 ----------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                          6,579           64,645
 Reinvestment of dividends and distributions             --               --
 Shares repurchased                                      --               --
                                                    -------------------------
                                                      6,579           64,645
 ----------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                                          7,520           72,494
 Reinvestment of dividends and distributions             --               --
 Shares repurchased                                      --               --
                                                    -------------------------
                                                      7,520           72,494
 ----------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                      1,973,802       19,819,033
 Reinvestment of dividends and distributions             --               --
 Shares repurchased                                  (1,952)         (18,934)
                                                    -------------------------
                                                  1,971,850       19,800,099
 ----------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                            160            1,601
 Reinvestment of dividends and distributions             --               --
 Shares repurchased                                      --               --
                                                    -------------------------
                                                        160            1,601
 ----------------------------------------------------------------------------
 NET INCREASE                                     3,810,316  $    37,805,183
 ----------------------------------------------------------------------------

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

                                             INCOME FROM
                                       INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                              ------------------------------------------ -----------------------------------
                                                          NET REALIZED                FROM NET
                    NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                     VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE
                    BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET
                    OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE
 FOR THE PERIOD ENDED JANUARY 31, 1998
  1998 - Class A
  Shares(b)          $10.00      $ --        $(0.11)         $(0.20)         --           --          --        $(0.31)
  1998 - Class B
  Shares(b)           10.00        --         (0.11)          (0.20)         --           --          --         (0.31)
  1998 - Class C
  Shares(b)           10.00        --         (0.10)          (0.20)         --           --          --         (0.30)
  1998 - Institu-
  tional Shares(b)    10.00      0.01         (0.11)          (0.20)         --           --          --         (0.30)
  1998 - Service
  Shares(b)           10.00        --         (0.11)          (0.20)         --           --          --         (0.31)
 ------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

                                                                                         RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                            OF FEES OR EXPENSE LIMITATIONS
                                                                         RATIO OF        -----------------------------------
                                              NET ASSETS   RATIO OF   NET INVESTMENT         RATIO OF
NET ASSET                PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)         EXPENSES TO       RATIO OF NET
VALUE, END    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE          AVERAGE NET    INVESTMENT LOSS TO
OF PERIOD   RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS            ASSETS       AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $9.69       (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)           5.88%(c)          (3.43)%(c)
   9.69       (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)            6.39(c)           (3.93)(c)
   9.70       (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)           6.46(c)           (4.25)(c)
   9.70       (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)            5.28(c)           (3.18)(c)
   9.69       (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)           6.70(c)           (4.03)(c)
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Emerging Markets Equity Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Emerging Markets Equity Fund, one of the portfolios constitut-ing Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statement of investments, as of January 31, 1998, and the related state-ment of operations and the statement of changes in net assets and the finan-cial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that plan and perform the audit to obtain rea-sonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Emerging Markets Equity Fund as of January 31, 1998, the results of its operations and the changes in its net assets and the fi-nancial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs Emerging Markets Equity Fund



THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Emerging Markets Equity Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:


1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.


2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.


3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


     An Investment Idea for the Long Term

     History has shown that a long-term plan that includes stocks of emerging market countries is more likely to provide greater returns and reduce overall portfolio volatility over time than a portfolio that invests only in U.S.-based stocks.

     Goldman Sachs Emerging Markets Equity Fund offers investors access to the benefits associated with emerging market investing. The Fund seeks long-term capital appreciation, primarily through equity securities of emerging country issuers.


     Target Your Needs

     The Goldman Sachs Emerging Markets Equity Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without an additional charge. (Please note: in general, greater returns are associated with greater risk.)


     ---------------------------------------------------------------------------
     Goldman Sachs International Equity Funds


                              [Fund Risk/Return]
Higher                        Asian Growth Fund
Risk/Return
                              EMERGING MARKETS EQUITY FUND

                              International Equity Fund
Lower
Risk/Return                   CORE International Equity Fund




     For More Information

     To learn more about the Goldman Sachs Emerging Markets Equity Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel

OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

Investment Adviser

GOLDMAN SACHS INTERNATIONAL
Peterborough Court, 133 Fleet Street
London EC4A 2BB, England


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. In particular, the securities markets of emerging countries in which the Fund may invest without limit are less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.


(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use: March 31, 1998                             EMEAR / 30K / 3-98

Goldman Sachs Funds


================================================================================
CAPITAL GROWTH FUND                             Annual Report   January 31, 1998
================================================================================

                                                 Long-term capital growth
                                                 potential from a diversified
                                                 portfolio of equity securities.



                                   [GRAPHIC]



                                                                   [LOGO]
                                                                   Goldman
                                                                   Sachs

GOLDMAN SACHS CAPITAL GROWTH FUND


Fund Basics
as of January 31, 1998

                             Assets Under Management
                              ---------------------
                                  $1.3 Billion
                              ---------------------


                               Number of Holdings
                              ---------------------
                                       93
                              ---------------------



                                 NASDAQ SYMBOLS
                              ---------------------

                                 Class A Shares
                              ---------------------
                                      GSCGX
                              ---------------------


                                 Class B Shares
                              ---------------------
                                      GSCBX
                              ---------------------


                                 Class C Shares
                              ---------------------
                                      GSPCX
                              ---------------------


                              Institutional Shares
                              ---------------------
                                      GSPIX
                              ---------------------


                                 Service Shares
                              ---------------------
                                      GSPSX
                              ---------------------

================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                     Fund Total Return         S&P 500
January 31, 1998                      (based on NAV)(1)         Index(2)
--------------------------------------------------------------------------------
Class A                                   29.71%                 26.92%
Class B                                   28.73%                 26.92%
Class C (8/15/97-1/31/98)                  8.83%                  6.78%
Institutional (8/15/97-1/31/98)            9.31%                  6.78%
Service (8/15/97-1/31/98)                  9.18%                  6.78%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

===================================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
===================================================================================================
For the period                                        Class C       Institutional       Service
ending 12/31/97        Class A         Class B    (Cumulative)(4)  (Cumulative)(4)  (Cumulative)(4)
---------------------------------------------------------------------------------------------------
Last 12 Months          27.89%         28.31%            N/A             N/A             N/A
Five Years              17.11%           N/A             N/A             N/A             N/A
Since Inception         17.18%         25.02%           5.44%           6.94%           6.87%
                       (4/20/90)      (5/1/96)        (8/15/97)       (8/15/97)       (8/15/97)
---------------------------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $19.56 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                     Percentage of
Company Holding                     Total Net Assets       Line of Business
--------------------------------------------------------------------------------
Pfizer Inc.                               3.5%             Pharmaceuticals
Bristol-Myers Squibb Co.                  3.3%             Pharmaceuticals
General Electric Co.                      2.9%             Electrical Equipment
American Home Products Corp.              2.8%             Pharmaceuticals
Banc One Corp.                            2.7%             Banking
BankAmerica Corp.                         2.6%             Banking
Warner Lambert Co.                        2.6%             Pharmaceuticals
MBNA Corp.                                2.4%             Credit Card Bank
Microsoft Corp.                           2.3%             Software
Nationsbank Corp.                         2.2%             Banking
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND



Market Overview


Dear Shareholder,

The U.S. stock market took investors on an unsteady ride during the period under review -- one that saw the market climb to record highs, and plummet in what would be the market's largest single-day percentage drop in a decade. Nonetheless, for the 12 months ended January 31, 1998, the market posted an approximate 27% return as measured by the S&P 500 stock index -- well above stocks' historical long-term average return.


     o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Market turbulence early in the period was largely fueled by speculation over Federal Reserve policy. The Fed's decision to increase the Federal funds rate in March was perceived by investors as potentially the first in a series of tightenings, and the market, after a period of buoyancy, sold off sharply. By late April, though, economic indicators slowed, reassuring the market that further rate hikes were unlikely. Renewed investor confidence sent the market soaring. Throughout the remainder of the year, several factors, including a lack of inflationary pressure, furthered the market's upward climb. Waxing and waning investor confidence, however, caused a degree of market volatility. Most notably, in October, investor uncertainty helped to foster overreaction to falling Asian markets. The market fell precipitously, posting the largest single-day decline in nearly a decade. Soon thereafter, the market firmed as investors accepted the argument that Asian market weakness would have little impact on U.S. companies.

     o The U.S. Economy: Robust Activity, Then Moderation -- Economic activity gained momentum during the first quarter of 1997, with real GDP surging at a revised 4.9% annualized rate. Growth moderated somewhat during the second quarter, a slowdown that continued into the second half of the year. Signs that the U.S. economy remained strong were eminently present, though, despite the fact that Asian market turmoil cast a shadow over sales and trade prospects to that region. Most notably, U.S. unemployment figures reached a 24-year low during the fourth quarter, as the proportion of working Americans -- approximately 64% --reached an unprecedented level.

     o Outlook: Expect Moderating Economic Growth and Low Inflation -- Going forward, we believe the inflation and interest rate environments will likely remain favorable, particularly over the near term. Furthermore, although we believe the equity market will produce returns closer to the historic norm, this scenario should also be accompanied by more normal levels of volatility.

          We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,



          /s/ David B. Ford                      /s/ John P. McNulty

          David B. Ford                          John P. McNulty
          Co-Head, Goldman Sachs                 Co-Head, Goldman Sachs
          Asset Management                       Asset Management

          February 27, 1998

GOLDMAN SACHS CAPITAL GROWTH FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Capital Growth Fund for the 12-month period ended January 31, 1998.


     Performance Review: Strong Performance Relative to Peers

     The Fund's share classes fared well in the peer rankings for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The total return of the Fund's Class A and Class B shares ranked in the top 10% of all funds in the Lipper Growth Fund category (placing 49 and 69, respectively, out of 846 funds. For the five-year period, Class A shares ranked 78 out of 322 funds. Class C shares, Institutional shares and Service shares were not ranked because their performance records are less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Sector Allocations

     In general, the Fund was overweighted in the consumer non-durables and health sectors throughout the year, and underweighted in the capital goods sector. It is important to note that the Fund's sector weightings are the result of our "bottom-up," individual stock selection process rather than sector-based decisions.

     Portfolio Highlights

     o Valassis Communications -- The company's stock price appreciated meaningfully as growth in the company's freestanding advertising inserts business boosted revenue and earnings growth.

     o Walgreen Co. -- The once-mature drugstore business has been re-energized as shifting demographics -- a result of an aging baby boom generation -- and the growing influence of third-party payers (such as HMOs) rewrite the way consumers gain access to prescription drugs.

     o Lear Corp. -- Lear, the leading worldwide supplier of automotive interior systems, has benefited from strategic acquisitions of third-tier suppliers. A renewed focus on Lear's advantageous position in the automotive supply industry helped its price rise through the year.

     o Schering Plough Corp. -- The company is a mid-sized pharmaceutical company with over $6 billion in revenues generated by four main business segments: prescription drugs, over-the-counter medicines, consumer health and animal health businesses. The company is successfully transitioning itself from an organization that was largely dependent upon the success of an individual product (Claritin) to one with a diversified product line.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

GROWTH
INVESTMENT PROCESS

The Fund's stock selection process can be characterized as Growth.

Strong Growth Characteristics

Growth companies have earnings expectations that exceed those of the stock market as a whole. We search for growth companies with:

o    Favorable financial characteristics

o    High returns on invested capital

o    Dominant market shares for core service or product

o    Recurring revenue streams

o    Solid brand franchises

o    Management committed to maximizing shareholder returns


Result

A diversified portfolio of stocks with strong long-term growth potential.

Key New Acquisitions

o Monsanto Co. -- After years of promising research, biotechnology -- including genetic engineering -- is starting to show commercial success in agricultural weed and pest control. Monsanto is the leading player in this emerging business.

o RiteAid and CVS -- Like Walgreen, these companies have benefited from the revitalization of the once-mature drug business.

Portfolio Outlook

The outlook for the economy and the stock market appears favorable, with low inflation, stable interest rates and modest economic growth expected to help the Fund's holdings produce favorable earnings gains. We will actively seek companies that fit our selective growth style and that have, among other characteristics, strong brand franchises, favorable long-term prospects and free cash flow and whose stocks are believed to be selling at a discount to the true value of their business.

We thank you for your investment and look forward to your continued confidence.


    Sincerely,


    /s/ Herbert E. Ehlers       /s/ George D. Adler        /s/ Robert G. Collins

    Herbert E. Ehlers           George D. Adler            Robert G. Collins
    Portfolio Manager,          Portfolio Manager,         Portfolio Manager,
    Goldman Sachs               Goldman Sachs              Goldman Sachs
    Capital Growth Fund         Capital Growth Fund        Capital Growth Fund



    /s/ Gregory H. Ekizian      /s/ Ernest C. Segundo      /s/ David G. Shell

    Gregory H. Ekizian          Ernest C. Segundo          David G. Shell
    Portfolio Manager,          Portfolio Manager,         Portfolio Manager,
    Goldman Sachs               Goldman Sachs              Goldman Sachs
    Capital Growth Fund         Capital Growth Fund        Capital Growth Fund



    /s/ Scott G. Kolar

    Scott G. Kolar
    Portfolio Manager,
    Goldman Sachs
    Capital Growth Fund

    February 27, 1998

GOLDMAN SACHS CAPITAL GROWTH FUND


For Best Results,
It's Time in the Market That Counts

For optimal long-term investment results, time in the market can make the difference.

     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   Annual Return
                                                     Percentage
                                                   -------------
Invested all 5,478 trading days                        16.78%
Less 10 best days                                      13.39%
Less 40 best days                                       7.53%
Less 70 best days                                       2.87%


     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has generated negative returns only twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than timing the market.

     For More Information

     A diversified portfolio of stocks is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on April 20, 1990. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown.
 This performance data represents past performance and should not be consid-ered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 CAPITAL GROWTH FUND'S LIFETIME PERFORMANCE


 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED APRIL 20, 1990 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]

                                                  S&P 500 Index  Capitol Growth Fund (Class A)
Jan-91                                               10000                  9450
                                                      9882                  9458
                                                     10819                  9708
                                                     10754                  9775
                                                     10728                  9667
                                                      9751                  9108
Jul-91                                                9284                  8458
                                                      9253                  8125
                                                      9838                  8600
                                                     10112                  8937
                                                     10552                  9529
                                                     11307                 10096
Jan-92                                               11581                 10285
                                                     11608                 10448
                                                     12109                 10980
                                                     11554                 10354
                                                     12093                 10801
                                                     12379                 10982
Jul-92                                               12172                 10999
                                                     12336                 11352
                                                     11839                 10663
                                                     13193                 11790
                                                     12947                 12323
                                                     13114                 12765
Jan-93                                               12859                 12765
                                                     13237                 12873
                                                     13301                 13198
                                                     13104                 12666
                                                     13639                 12946
                                                     13360                 12431
Jul-93                                               13517                 12579
                                                     13563                 13098
                                                     14025                 14090
                                                     14197                 14552
                                                     14316                 14542
                                                     14511                 14304
Jan-94                                               14817                 14979
                                                     14459                 14383
                                                     14846                 14910
                                                     14889                 15148
                                                     14829                 15386
                                                     15392                 15595
Jul-94                                               15274                 15927
                                                     15590                 15917
                                                     15441                 15977
                                                     15628                 16614
                                                     16160                 16998
                                                     15721                 17285
Jan-95                                               15036                 16636
                                                     15228                 16657
                                                     15478                 16774
                                                     15099                 16455
                                                     15594                 16657
                                                     16233                 17530
Jul-95                                               15837                 17300
                                                     16194                 16976
                                                     15604                 16084
                                                     15835                 16432
                                                     16245                 16254
                                                     16879                 17443
Jan-96                                               17378                 17811
                                                     17889                 18216
                                                     18605                 18810
                                                     19037                 19535
                                                     19669                 20094
                                                     19718                 20368
Jul-96                                               20550                 20479
                                                     20476                 19701
                                                     21375                 20371
                                                     21787                 20663
                                                     22528                 21203
                                                     22738                 21573
Jan-97                                               22956                 21815
                                                     23293                 22284
                                                     23894                 22753
                                                     23985                 22156
                                                     22925                 21388
                                                     23409                 22042
Jul-97                                               24727                 23059
                                                     25409                 23424
                                                     27329                 24942
                                                     26788                 25081
                                                     28461                 26727
                                                     28685                 26695
Jan-98                                               27506                 25496
                                                     29145                 27429
                                                     30920                 28819
                                                     32306                 30417
                                                     34877                 32941
                                                     32924                 30816
                                                     34728                 32239
                                                     33568                 31689
                                                     35122                 33129
                                                     35726                 33937
                                                     36123                 34668




                                          SINCE INCEPTION FIVE YEARS ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED APRIL 20, 1990)
  Excluding sales charges                          18.15%     18.97%   29.71%
  Including sales charges                          17.30%     17.63%   22.61%
 ----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                     27.73%        n/a   28.73%
  Including redemption charges                     25.22%        n/a   22.86%
 ----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                      8.83%        n/a      n/a
  Including redemption charges                      7.74%        n/a      n/a
 ----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED AUGUST
  15, 1997)(A)                                      9.31%        n/a      n/a
 ----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED AUGUST 15,
  1997)(A)                                          9.18%        n/a      n/a
 ----------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS CAPITAL GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES    DESCRIPTION                                    VALUE
 COMMON STOCKS - 97.7%
  ADVERTISING & MARKETING - 1.9%
  711,580   Valassis Communications Inc.*          $   24,549,510
 ----------------------------------------------------------------
  AEROSPACE & DEFENSE - 1.1%
  294,840   Boeing Co.                                 14,023,328
 ----------------------------------------------------------------
  ALCOHOLIC BEVERAGES - 0.6%
  186,300   Anheuser Busch Companies Inc.               8,371,856
 ----------------------------------------------------------------
  AUTO/VEHICLE - 0.6%
  153,700   Lear Corp.*                                 7,636,969
 ----------------------------------------------------------------
  BANKS - 12.4%
  471,200   Bankamerica Corp.                          33,484,650
  73,900    Citicorp                                    8,794,100
  237,700   First Union Corp.                          11,424,456
  1,025,887 MBNA Corp.                                 31,866,615
  468,700   Nationsbank Corp.                          28,122,000
  631,422   Banc One Corp.                             35,280,704
  232,600   State Street Corp.                         13,025,600
                         ----------------------------------------
                                                      161,998,125
 ----------------------------------------------------------------
  BUSINESS EQUIPMENT - 0.3%
  49,000    Xerox Corp.                                 3,938,375
 ----------------------------------------------------------------
  BUSINESS SERVICES - 2.2%
  213,000   H & R Block Inc.                            9,345,375
  502,080   Service Corp. International                19,581,120
                         ----------------------------------------
                                                       28,926,495
 ----------------------------------------------------------------
  CHEMICAL PRODUCTS - 2.3%
  171,700   Betzdearborn Inc.                           9,894,213
  97,400    Du Pont (EI) De Nemours & Co.               5,515,275
  101,200   Minnesota Mining & Manufacturing Co.        8,450,200
  146,100   Sigma Aldrich Corp.                         5,661,375
                         ----------------------------------------
                                                       29,521,063
 ----------------------------------------------------------------
  COMMERCIAL SERVICES - 1.6%
  453,000   Ecolab Inc.                                12,400,875
  270,100   Galileo International Inc.                  7,967,950
                         ----------------------------------------
                                                       20,368,825
 ----------------------------------------------------------------
  COMPUTER SOFTWARE - 0.6%
  153,600   HBO & Co.                                   8,035,200
 ----------------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 1.9%
  651,200   Tandy Corp.                                25,234,000
 ----------------------------------------------------------------
  CONSTRUCTION MATERIALS - 0.2%
  99,700    Sherwin-Williams Co.                        2,841,450
 ----------------------------------------------------------------
  CONSUMER STAPLES - 4.9%
  93,800    Amway Asia Pacific Ltd.                     1,758,750
  186,400   Colgate-Palmolive Co.                      13,653,800
  88,800    Clorox Co.                                  6,804,300

  SHARES  DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  CONSUMER STAPLES - (CONTINUED)
  173,100 Gillette Co.                          $   17,093,625
  321,880 Procter & Gamble Co.                      25,227,345
                         -------------------------------------
                                                    64,537,820
 -------------------------------------------------------------
  DEPARTMENT STORES - 0.4%
  135,500 Federated Department Stores, Inc.*         5,741,813
 -------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.9%
  485,100 General Electric Co.                      37,595,250
 -------------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.1%
  301,900 Compaq Computer Corp.                      9,075,869
  173,450 Cisco Systems Inc.*                       10,938,191
  216,300 EMC Corp.*                                 7,043,269
                         -------------------------------------
                                                    27,057,329
 -------------------------------------------------------------
  ENTERTAINMENT AND LEISURE - 1.1%
  130,400 Walt Disney Co.                           13,895,750
 -------------------------------------------------------------
  FOOD & BEVERAGES - 5.2%
  234,500 Coca Cola Co.                             15,183,875
  183,100 Nabisco Holdings Corp.                     7,575,763
  408,100 Pepsico Inc.                              14,717,106
  194,900 Ralston--Ralston Purina Group             18,296,238
  160,480 Wm Wrigley Jr. Co.                        11,865,490
                         -------------------------------------
                                                    67,638,472
 -------------------------------------------------------------
  FOREST PRODUCTS - 0.4%
  97,300  Georgia-Pacific Corp.                      5,363,663
 -------------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 0.9%
  194,000 Avon Products Inc.                        11,640,000
 -------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 1.7%
  331,900 Johnson & Johnson                         22,216,556
 -------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 1.1%
  197,220 Aetna Inc.                                14,495,670
 -------------------------------------------------------------
  HOTELS & RESTAURANTS - 1.1%
  202,220 Marriott International Inc.               13,978,458
 -------------------------------------------------------------
  INDUSTRIAL PRODUCTS - 0.5%
  148,800 American Standard Companies*               5,961,300
 -------------------------------------------------------------
  INFORMATION MANAGEMENT - 0.6%
  207,000 Envoy Corp.*                               7,814,250
 -------------------------------------------------------------
  INSURANCE - LIFE - 2.1%
  152,200 Hartford Life Inc.                         6,516,063
  210,100 Nationwide Financial Services, Inc.        7,708,044
  321,150 SunAmerica Inc.                           12,906,216
                         -------------------------------------
                                                    27,130,323
 -------------------------------------------------------------
  INSURANCE - PROPERTY & CASUALTY - 0.8%
  90,000  American International Group Inc.          9,928,125
 -------------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

  SHARES  DESCRIPTION                                        VALUE
 COMMON STOCKS - (CONTINUED)
  MEDIA/ENTERTAINMENT - 7.2%
  69,000  Cablevision Systems Corp.*                 $    6,097,875
  213,800 Gannett Co.                                    12,934,900
  530,700 Tele-Communications Liberty Media Group*       19,005,694
  223,700 New York Times Co.                             14,554,481
  180,770 Reuters Holdings PLC ADR                        9,693,791
  348,802 Tele-Communications Inc.*                       9,766,478
  114,300 Tribune Co.                                     6,943,725
  237,610 Time Warner Inc.                               15,251,592
                         ------------------------------------------
                                                         94,248,536
 ------------------------------------------------------------------
  NONFERROUS METALS - 0.4%
  75,300  Aluminum Company of America                     5,751,038
 ------------------------------------------------------------------
  OIL - INTEGRATED - 0.4%
  70,500  Atlantic Richfield Co.                          5,243,438
 ------------------------------------------------------------------
  OIL - INTERNATIONAL - 2.6%
  142,400 Mobil Corp.                                     9,701,000
  247,100 Texaco Inc.                                    12,864,644
  188,500 Exxon Corp.                                    11,180,406
                         ------------------------------------------
                                                         33,746,050
 ------------------------------------------------------------------
  OIL & GAS - INTEGRATED - 0.4%
  143,200 Unocal Corp.                                    4,922,500
 ------------------------------------------------------------------
  OIL & GAS SERVICES - 1.0%
  177,600 Schlumberger Ltd.                              13,086,900
 ------------------------------------------------------------------
  PHARMACEUTICALS - 15.1%
  377,600 American Home Products Corp.                   36,037,200
  428,800 Bristol Myers Squibb Co.                       42,746,000
  217,580 Eli Lilly & Co.                                14,686,650
  151,900 Monsanto Co.                                    7,205,756
  565,820 Pfizer Inc.                                    46,361,869
  237,800 Schering-Plough Corp.                          17,210,775
  222,100 Warner Lambert Co.                             33,426,050
                         ------------------------------------------
                                                        197,674,300
 ------------------------------------------------------------------
  RAILROADS - 0.2%
  95,400  Norfolk Southern Corp.                          3,011,063
 ------------------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.9%
  349,600 Hasbro Inc.                                    12,061,200
 ------------------------------------------------------------------
  RETAIL - 1.5%
  103,500 CVS Corporation                                 6,785,719
  329,500 Wal Mart Stores Inc.                           13,138,813
                         ------------------------------------------
                                                         19,924,532
 ------------------------------------------------------------------
  SEMICONDUCTORS - 1.2%
  197,000 Intel Corp.                                    15,957,000
 ------------------------------------------------------------------
  SOFTWARE & SERVICES - 4.7%
  670,400 First Data Corp.                               20,531,000
  205,900 Microsoft Corporation*                         30,717,706
  135,400 Peoplesoft Inc.*                                4,739,000
  158,100 Sterling Commerce, Inc.*                        5,741,006
                         ------------------------------------------
                                                         61,728,712
 ------------------------------------------------------------------

  SHARES      DESCRIPTION                                          VALUE
 COMMON STOCKS - (CONTINUED)
  SPECIALTY FINANCE - 3.3%
  47,300      C.I.T. Group Inc.*                           $    1,421,956
  345,300     Federal National Mortgage Association            21,322,275
  453,000     Federal Home Loan Mortgage Corp.                 20,158,500
                         ------------------------------------------------
                                                               42,902,731
 ------------------------------------------------------------------------
  SPECIALTY RETAIL - 2.5%
  122,200     Home Depot Inc.                                   7,370,188
  131,700     Rite Aid Corp.                                    8,223,019
  518,460     Walgreen Co.                                     17,173,988
                         ------------------------------------------------
                                                               32,767,195
 ------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 1.3%
  197,160     Lucent Technologies Co.                          17,448,660
 ------------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 0.4%
  86,300      Goodyear Tire & Rubber Co.                        5,404,538
 ------------------------------------------------------------------------
  TOBACCO - 2.6%
  519,300     Philip Morris Co., Inc.                          21,550,950
  378,300     UST Inc.                                         13,051,350
                         ------------------------------------------------
                                                               34,602,300
 ------------------------------------------------------------------------
  UTILITIES - ELECTRIC - 0.7%
  207,200     AES Corp.*                                        8,870,750
 ------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $916,767,127)                                      $1,279,791,418
 ------------------------------------------------------------------------
  PRINCIPAL
  AMOUNT      DESCRIPTION                                          VALUE
 REPURCHASE AGREEMENT - 2.1%
  $27,600,000 Joint Repurchase Agreement Account, 5.64%,
              02/02/98                                     $   27,600,000
 ------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $27,600,000)                                       $   27,600,000
 ------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $944,367,127) (A)                                  $1,307,391,418
 ------------------------------------------------------------------------

  FEDERAL INCOME TAX INFORMATION:

  Gross unrealized gain for investments in which value exceeds
  cost                                                          $  376,659,097
  Gross unrealized loss for investments in which cost exceeds
  value                                                            (14,080,126)
 ------------------------------------------------------------------------------
  Net unrealized gain                                           $  362,578,971
 ------------------------------------------------------------------------------

  * Non-income producing security.

 (a) The aggregate cost for federal income tax purposes is $944,812,447.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     7

GOLDMAN SACHS CAPITAL GROWTH FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value (identified cost
  $944,367,127)                                                  $1,307,391,418
  Cash                                                                   97,502
  Receivables:
  Fund shares sold                                                    5,167,184
  Dividends and interest                                                789,516
  Other assets                                                           16,729
 ------------------------------------------------------------------------------
  TOTAL ASSETS                                                    1,313,462,349
 ------------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Fund shares repurchased                                             1,042,270
  Amounts owed to affiliates                                          2,139,330
  Accrued expenses and other liabilities                                200,056
 ------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                   3,381,656
 ------------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                   943,792,262
  Accumulated undistributed net realized gain on investment
  transactions                                                        3,264,140
  Net unrealized gain on investments                                363,024,291
 ------------------------------------------------------------------------------
  NET ASSETS                                                     $1,310,080,693
 ------------------------------------------------------------------------------

                                                 CLASS A   CLASS B   CLASS C
 ---------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                          67,981,133 2,234,279   295,829
  Net asset and Class A redemption value per
  share(a)                                        $18.48    $18.27    $18.24
  Maximum public offering price per share
  (Class A NAV X 1.0582)                          $19.56    $18.27    $18.24
 ---------------------------------------------------------------------------

                                                      INSTITUTIONAL SERVICE
 --------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (unlimited shares authorized)             393,638      94
  Net asset value, offering and redemption price per
  share                                                      $18.45  $18.46
 --------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                 $ 14,709,637
  Interest                                                        1,485,991
 ---------------------------------------------------------------------------
  TOTAL INCOME                                                   16,195,628
 ---------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                10,913,224
  Distribution fees                                               2,815,372
  Authorized dealer service fees                                  2,724,037
  Transfer agent fees                                               992,702
  Custodian fees                                                    186,487
  Professional fees                                                  68,015
  Registration fees                                                 107,946
  Trustee fees                                                       11,404
  Other                                                             308,564
 ---------------------------------------------------------------------------
  TOTAL EXPENSES                                                 18,127,751
 ---------------------------------------------------------------------------
  Less -- fees waived by Goldman Sachs                           (2,678,370)
 ---------------------------------------------------------------------------
  NET EXPENSES                                                   15,449,381
 ---------------------------------------------------------------------------
  NET INVESTMENT INCOME                                             746,247
 ---------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS:
  Net realized gain from investment transactions                171,487,631
  Net change in unrealized gain on investments                  110,348,766
 ---------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS   281,836,397
 ---------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $282,582,644
 ---------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $68,534.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     9

GOLDMAN SACHS CAPITAL GROWTH FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income                       $      746,247      $  5,337,292
  Net realized gain on investment
  transactions                                   171,487,631        53,687,297
  Net change in unrealized gain on
  investments                                    110,348,766       145,350,120
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                282,582,644       204,374,709
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                    (884,787)       (5,948,617)
  Class B shares                                          --                --
  Class C shares                                          --                --
  Institutional shares                                (3,044)               --
  Service shares                                          --                --
  In excess of net investment income
  Class A shares                                    (624,850)         (258,749)
  Class B shares                                          --           (12,838)
  Class C shares                                      (7,981)               --
  Institutional shares                               (22,826)               --
  Service shares                                          (4)               --
  From net realized gain on investment
  transactions
  Class A shares                                (175,320,995)      (91,862,169)
  Class B shares                                  (1,824,839)         (179,327)
  Class C shares                                     (91,373)               --
  Institutional shares                              (119,185)               --
  Service shares                                         (61)               --
  In excess of realized gain on investment
  transactions
  Class B shares                                  (2,788,015)               --
  Class C shares                                    (504,407)               --
  Institutional shares                              (768,360)               --
  Service shares                                        (183)               --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (182,960,910)      (98,261,700)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              268,104,441        76,008,897
  Reinvestment of dividends and
  distributions                                  169,448,560        90,088,874
  Cost of shares repurchased                    (150,961,069)     (229,399,817)
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS              286,591,932       (63,302,046)
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 386,213,666        42,810,963
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              923,867,027       881,056,064
 ------------------------------------------------------------------------------
  End of year                                 $1,310,080,693      $923,867,027
 ------------------------------------------------------------------------------
  ACCUMULATED DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME                       $           --      $   (275,552)
 ------------------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Capital Growth Fund (the "Fund"). The Trust is registered under the Investment Com-pany Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Fund offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's fi-nancial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering these con-tracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

 F. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book / tax differences that may exist.

 G. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of shares separately bears their respective class-specific transfer agency fees. Serv-ice shares separately bear a service class fee payable monthly, at an annual rate equal to 50% of the average daily net assets of the service class.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

 H. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 I. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998

 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Funds Manage-ment L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSFM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business af-fairs, including providing facilities, GSFM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Fund that it retained approximately $743,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively. For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive ap-proximately $2,678,000 of its distribution fee attributable to the Class A shares. The Distributor may discontinue or modify this waiver in the future at its discretion.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $1,072,000, $68,000, $754,000 and $245,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures transactions) for year ended January 31, 1998, were $738,069,080 and $653,855,824, respectively.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $200,000 of brokerage commissions from portfolio transactions.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having advisory agreements with GSFM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more re-purchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the Fund had an undivided interest in the repurchase agreements in the following joint ac-count which equaled $27,600,000 in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the correspond-ing underlying securities (including the type of security, market value, in-terest rate and maturity date) were as follows:

                                  PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                    AMOUNT      RATE      DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,   $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA:
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,            474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATION-
AL,                               200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL,                           270,000,000     5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC:
03/06/98; FFCB: 6.30%, 08/08/07)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,            200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.88%, 08/15/01)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,744,200,000
 ------------------------------------------------------------------------------

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Financial Statements (continued)
January 31, 1998

 7. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

 8. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 are as follows:

                           YEAR ENDED JANUARY 31, 1998   YEAR ENDED JANUARY 31, 1997
                            ----------------------------------------------------------
                                SHARES          DOLLARS        SHARES         DOLLARS
 -------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                11,682,231  $   219,227,835     4,677,047  $   73,029,007
 Reinvestments of divi-
dends and distributions      9,276,258      164,296,869     5,870,272      89,898,521
 Shares repurchased         (7,999,080)    (148,461,895)  (14,635,348)   (229,277,586)
                            ----------------------------------------------------------
                            12,959,409      235,062,809    (4,088,029)    (66,350,058)
 -------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                 1,886,965       35,512,523       188,331       2,979,890
 Reinvestments of divi-
dends and distributions        248,911        4,352,015        12,408         190,353
 Shares repurchased            (94,837)      (1,799,265)       (7,499)       (122,231)
                            ----------------------------------------------------------
                             2,041,039       38,065,273       193,240       3,048,012
 -------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                   300,430        5,779,471            --              --
 Reinvestments of divi-
dends and distributions         31,825          552,643            --              --
 Shares repurchased            (36,426)        (646,150)           --              --
                            ----------------------------------------------------------
                               295,829        5,685,964            --              --
 -------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                   382,307        7,583,012            --              --
 Reinvestments of divi-
dends and distributions         14,102          246,791            --              --
 Shares repurchased             (2,771)         (53,759)           --              --
                            ----------------------------------------------------------
                               393,638        7,776,044            --              --
 -------------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                        80            1,600            --              --
 Reinvestments of divi-
dends and distributions             14              242            --              --
 Shares repurchased                 --               --            --              --
                            ----------------------------------------------------------
                                    94            1,842            --              --
 -------------------------------------------------------------------------------------
 NET INCREASE (DECREASE)    15,690,009  $   286,591,932    (3,894,789) $  (63,302,046)
 -------------------------------------------------------------------------------------

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

 9. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund has reclassified $1,072,796 from accumulated undistributed net realized gain on investment transactions to accumulated distributions in excess of net investment income.

GOLDMAN SACHS CAPITAL GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                         INCOME FROM
                                  INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                                  ------------------------- ------------------------------------------------
                                                                                                IN EXCESS OF
                        NET ASSET    NET      NET REALIZED             IN EXCESS    FROM NET    NET REALIZED NET INCREASE
                         VALUE,   INVESTMENT AND UNREALIZED  FROM NET    OF NET   REALIZED GAIN   GAIN ON     (DECREASE)
                        BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT ON INVESTMENT  INVESTMENT  IN NET ASSET
                        OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares                 $16.73     $0.02        $4.78        $(0.01)    $(0.01)     $(3.03)       $   --       $1.75
  1998 - Class B
  Shares                  16.67      0.02         4.61            --         --       (1.20)        (1.83)       1.60
  1998 - Class C
  Shares(b)               19.73     (0.02)        1.60            --      (0.04)      (0.47)        (2.56)      (1.49)
  1998 - Institutional
  Shares(b)               19.88      0.02         1.66         (0.01)     (0.07)      (0.41)        (2.62)      (1.43)
  1998 - Service
  Shares(b)               19.88     (0.01)        1.66            --      (0.04)      (0.76)        (2.27)      (1.42)
 ------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares                  14.91      0.10         3.56         (0.10)     (0.02)      (1.72)           --        1.82
  1997 - Class B
  Shares(b)               15.67      0.01         2.81         (0.01)     (0.09)      (1.72)           --        1.00
 ------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares                  13.67      0.12         3.93         (0.12)        --       (2.69)           --        1.24
 ------------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares                  15.96      0.03        (0.69)        (0.01)        --       (1.62)           --       (2.29)
 ------------------------------------------------------------------------------------------------------------------------
  1994 - Class A
  Shares                  14.64      0.02         2.40         (0.01)     (0.02)      (1.07)           --        1.32
 ------------------------------------------------------------------------------------------------------------------------
  1993 - Class A
  Shares                  13.65      0.06         2.28         (0.07)        --       (1.28)           --        0.99
 ------------------------------------------------------------------------------------------------------------------------
  1992 - Class A
  Shares                  11.10      0.28         2.90         (0.31)        --       (0.32)           --        2.55
 FOR THE PERIOD ENDED JANUARY 31,
  1991 - Class A
  Shares(b)               11.34      0.34        (0.27)        (0.31)        --          --            --       (0.24)
 ------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on April 20, 1990, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               GOLDMAN SACHS CAPITAL GROWTH FUND

                                                                                       RATIOS ASSUMING NO VOLUNTARY
                                                                                              WAIVER OF FEES
                                                                                       ----------------------------
                                                                           RATIO OF                      RATIO OF
                                                NET ASSETS   RATIO OF   NET INVESTMENT   RATIO OF     NET INVESTMENT
   NET ASSET               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO     INCOME (LOSS)
   VALUE, END     TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    TO AVERAGE NET
   OF PERIOD    RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS    NET ASSETS      ASSETS           ASSETS
     $18.48       29.71%     61.50%    $.0612   $1,256,595     1.40%         0.08%         1.65%           (0.17)%
      18.27       28.73      61.50      .0612       40,827     2.18         (0.77)         2.18            (0.77)
      18.24        8.83(d)   61.50      .0612        5,395     2.21(c)      (0.86)(c)      2.21(c)         (0.86)(c)
      18.45        9.31(d)   61.50      .0612        7,262     1.16(c)       0.18(c)       1.16(c)          0.18(c)
      18.46        9.18(d)   61.50      .0612            2     1.50(c)      (0.16)(c)      1.50(c)         (0.16)(c)
 -------------------------------------------------------------------------------------------------------------------
      16.73       25.97      52.92      .0563      920,646     1.40          0.62          1.65             0.37
      16.67       19.39(d)   52.92      .0563        3,221     2.15(c)      (0.39)(c)      2.15(c)         (0.39)(c)
 -------------------------------------------------------------------------------------------------------------------
      14.91       30.45      63.90         --      881,056     1.36          0.65          1.61             0.40
 -------------------------------------------------------------------------------------------------------------------
      13.67       (4.38)     38.36         --      862,105     1.38          0.16          1.63            (0.09)
 -------------------------------------------------------------------------------------------------------------------
      15.96       16.89      36.12         --      833,682     1.38          0.13          1.63            (0.12)
 -------------------------------------------------------------------------------------------------------------------
      14.64       18.01      58.93         --      665,976     1.41          0.42          1.66             0.17
 -------------------------------------------------------------------------------------------------------------------
      13.65       29.31      48.93         --      500,307     1.53          2.09          1.78             1.84
      11.10        0.84(d)   35.63         --      437,533     1.27(c)       3.24(c)       1.47(c)          3.04(c)
--------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CAPITAL GROWTH FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Capital Growth Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Capital Growth Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (A Delaware Business Trust), including the state-ment of investments, as of January 31, 1998, and the related statement of op-erations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Capital Growth Fund as of January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                            ARTHUR ANDERSEN LLP

 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE

Goldman Sachs Capital Growth Fund


THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Capital Growth Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


     An Investment Idea for the Long Term

     Historically, stocks have demonstrated greater potential to build wealth over the long term than most other types of investments.

     Goldman Sachs Capital Growth Fund provides investors access to the benefits associated with equity investing. The Fund seeks long-term capital growth, primarily through a diversified portfolio of equity securities with long-term capital appreciation potential.

     Target Your Needs

     The Goldman Sachs Capital Growth Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within the Goldman Sachs Funds family without an additional charge. (Please note: in general, greater returns are associated with greater risk.)


--------------------------------------------------------------------------------
     Goldman Sachs Domestic Equity Funds


                              [Fund Risk/Return]
Higher                        Small Cap Value Fund
Risk/Return                   CORE Small Cap Equity Fund
                              Mid Cap Equity Fund
                              CAPITAL GROWTH FUND
                              CORE Large Cap Growth Fund
Lower                         CORE U.S. Equity Fund
Risk/Return                   Growth and Income Fund

     For More Information

     To learn more about the Goldman Sachs Capital Growth Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The stocks of smaller companies are often associated with higher risks than stocks of larger companies, including higher volatility.

Funds that invest in foreign securities and utilize active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co. All rights reserved.
 Date of first use:  March 31, 1998                           CGAR / 144K / 3-98

Goldman Sachs Funds

================================================================================
SMALL CAP VALUE FUND                           Annual Report   January 31, 1998
================================================================================


                                               Long-term capital growth
                                               potential through a portfolio of
                                               smaller capitalization companies.


                                   [GRAPHIC]

                                                                   [LOGO]
                                                                   Goldman
                                                                   Sachs

GOLDMAN SACHS SMALL CAP VALUE FUND


Fund Basics
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                 $433.1 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       87
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSSMX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSQBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSSCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSSIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSSSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                   Fund Total Return         Russell 2000
January 31, 1998                    (based on NAV)(1)           Index(2)
--------------------------------------------------------------------------------
Class A                                   26.17%                 18.07%
Class B                                   25.29%                 18.07%
Class C (8/15/97-1/31/98)                  5.51%                  4.99%
Institutional (8/15/97-1/31/98)            6.08%                  4.99%
Service (8/15/97-1/31/98)                  5.91%                  4.99%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell 2000 Index figures include dividends reinvested and do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.


================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                                       Class C        Institutional       Service
ending 12/31/97         Class A       Class B     (Cumulative)(4)  (Cumulative)(4)   (Cumulative)(4)
-----------------------------------------------------------------------------------------------------
Last 12 Months          23.00%        23.81%           N/A               N/A               N/A
Five Years              12.70%          N/A            N/A               N/A               N/A
Since Inception         15.20%        16.71%          6.12%             7.62%             7.50%
                      (10/22/92)     (5/1/96)       (8/15/97)         (8/15/97)         (8/15/97)
-----------------------------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $25.45 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP TEN HOLDINGS AS OF 1/31/98
================================================================================

                                    Percentage of
Company Holding                    Total Net Assets         Line of Business
-----------------------------------------------------------------------------------------------------
Health Plan Services Corp.              4.3%                Healthcare Management Services
Friedman's Inc.                         3.1%                Jewelry Retailer
Integrated Health Services, Inc.        3.0%                Healthcare Provider
Quest Diagnostics Inc.                  2.9%                Clinical Laboratories
Philip Services Corp.                   2.7%                Metal Processing and Industrial Services
Hutchinson Technologies, Inc.           2.5%                Disk Drive Suspension Assemblies
Syms Corp.                              2.4%                Specialty Retailer
Movado Group Inc.                       2.3%                Luxury Watch Distributor
Metromail Corp.                         2.2%                Database and Direct Marketing
Terra Nova (Bermuda)Holdings            2.1%                P/C Insurance
-----------------------------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND


Market Overview


Dear Shareholder,

The U.S. stock market took investors on an unsteady ride during the period under review -- one that saw the market climb to record highs, and plummet in what was the market's largest single-day percentage drop in a decade. Small- and mid-cap stocks lagged their large-cap brethren through most of the year, emerging briefly in mid-summer as market leaders.


o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Early in the year, market volatility resulting from uncertainty regarding Federal Reserve policy eased after economic indicators reassured investors that further rate hikes were unlikely. Renewed investor confidence and a positive economy sent the market soaring through the remainder of the year. Waxing and waning investor sentiment, however, continued to cause a degree of market volatility. Most notably, in October, investor uncertainty helped foster a temporary overreaction to falling Asian markets. The market dropped precipitously, posting the largest single-day decline in nearly a decade. In the aftermath, the market firmed as investors realized that Asian market weakness would likely have little impact on U.S. companies. Late-year strength in the market favored large, liquid names, while small- and mid-caps, despite their attractive relative valuations, struggled to regain the momentum they had achieved mid-summer.

o The U.S. Economy: Robust Activity, Then Moderation -- Economic activity gained momentum during the first quarter of 1997, with real GDP surging at a revised 4.9% annualized rate. Growth moderated somewhat during the second quarter, a slowdown that continued into the second half of the year. Signs that the U.S. economy remained strong were eminently present, though, despite the fact that Asian market turmoil cast a shadow over sales and trade prospects to that region. Most notably, U.S. unemployment figures reached a 24-year low during the fourth quarter, as the proportion of working Americans -- approximately 64% -- reached an unprecedented level.

o Outlook: Expect Moderating Economic Growth and Low Inflation -- Going forward, we believe the inflation and interest rate environments will likely remain favorable, particularly over the near term. Furthermore, we believe the equity market will produce returns closer to the historic norm, a scenario that should be accompanied by more normal levels of volatility (that is, greater volatility than the relatively low level averaged over the past five years). The performance of small- and mid-caps, to a significant extent, will depend upon whether or not investors broaden their focus from the largest, most liquid stocks to smaller, less widely followed issues.

     We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

     Sincerely,

     /s/ David B. Ford                      /s/ John P. McNulty

     David B. Ford                          John P. McNulty
     Co-Head, Goldman Sachs                 Co-Head, Goldman Sachs
     Asset Management                       Asset Management

     February 27, 1998

GOLDMAN SACHS SMALL CAP VALUE FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Small Cap Value Fund for the 12-month period ended January 31, 1998.

     Performance Review: Strong Performance Relative to Peers

     The Fund's share classes posted very strong performance in the peer rankings for the one-year period ended January 31, 1998. During the period, the total returns of the Fund's Class A shares and Class B shares each ranked in the top 25% of all funds in the Lipper Small Cap Fund category (placing 74 and 90, respectively, out of 480 funds. For the five-year period, Class A shares ranked 109 out of 144 funds. Class C shares, Institutional shares and Service shares were not ranked because their performance records are less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Portfolio Highlights

     o Linens 'N Things -- Linens 'N Things was spun off with substantially lower margins and a more erratic earnings history than its largest competitor, leading the market to initially value the stock at a deep discount. During the past year, the company aggressively expanded its store base and substantially improved its margins, driving the stock price sharply higher. (This position was liquidated in mid-January 1998 due to price appreciation.)

     o Movado Group Inc. -- The company announced solid quarterly earnings and sales results throughout the year. Movado should also benefit from the anticipated launch of the new Coach brand watch line.

     o Pegasus Communications Corp. -- A diversified media and communications company, Pegasus benefited from rapid growth in satellite penetration in rural areas and strategic acquisitions of a number of rural Direct and TV franchises.

     o Carbide/Graphite Group Inc. -- The company, a manufacturer of graphite electrodes and calcium carbide products, posted solid performance in both product lines as aggressive cost reduction efforts led to margin expansion. Industry trends have also been positive.

     o Central Maine Power Co. -- The company continued to benefit from an ongoing process of restructuring. At year-end, the company announced the sale of its non-nuclear generating assets for a higher-than-expected price.

     Key New Acquisitions

     o Health Plan Services -- Health Plan Services provides marketing, administration and risk management services to the healthcare industry. Following a period of acquisition integration, the company is beginning to grow again, and the company's free cash flow exceeds reported earnings.

     o Quest Diagnostics, Inc. -- Spun off from Corning in 1996, Quest is one of the top three clinical laboratories in the United States. The company has implemented a program to dramatically reduce costs and improve profitability. The company's relatively modest capital spending requirements, non-cash goodwill amortization expense, and efforts to reduce working capital requirements have resulted in substantial free cash flow. The stock sells below book value.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND

VALUE
INVESTMENT PROCESS

Value stocks represent companies that are currently undervalued in the market, but whose intrinsic value we believe ultimately will be recognized. Our value stock selection process emphasizes a bottom-up approach.

1
Search for Value
We search for value from a universe of 1,000 stocks, and then select 200 to 300 of the least expensive.

2
Fundamental Research
We refine our stock list through rigorous analysis of companies' "fundamentals" and face-to-face meetings with company management, competitors, suppliers and customers.

3
Risk Management
We maintain ongoing risk management resulting in an intentional and quantifiable risk/return profile.


     o Integrated Health Services -- The company, a leading provider of long-term and post-acute care, is aggressively preparing for the upcoming Medicare prospective payment system. We believe the value of the company's various businesses is misunderstood, and the share price reflects uncertainty about the company's balance sheet and the impact of changes in Medicare reimbursement policies.

     o Hutchinson Technologies -- The company, the largest worldwide manufacturer of suspension assemblies for the disk drive industry, has 70% market share and a multiyear lead in bringing its technology to its customers. We purchased this company, traditionally a 15% to 20% "grower," at a discount due to recent pricing pressures in the disk drive industry.

     Portfolio Outlook

     We are keeping a close eye on the U.S. equity market's current valuation. In recent memory, inflation has consistently surprised on the downside, with technology improving overall productivity and Asian economic events driving down prices of imported goods. As many investors believe this low-inflation environment will continue, the market's P/E level has risen. The current S&P 500 P/E ratio seems unsustainable to us, as the combination of rising labor costs and Asia-driven pricing pressure could squeeze U.S. margins.

     The small-cap market's valuation level seems more reasonable to us. The average small-cap company is less exposed to Asia than the major multinational, megacap companies that have driven the S&P 500's expansion over the last few months. In addition, the typically non-unionized wage structure of smaller companies leaves this segment less vulnerable to broader labor cost trends. Although the largest cap names have led market returns in recent months, we are confident that small-caps, and our value-based portfolio especially, are well positioned for the long term. The market's short-sighted, near-term focus produces opportunities to buy good businesses with inevitable bumps in the road.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Paul D. Farrell                      /s/ Matthew B. McLennan

     Paul D. Farrell                          Matthew B. McLennan
     Portfolio Manager,                       Portfolio Manager,
     Goldman Sachs Small Cap Value Fund       Goldman Sachs Small Cap Value Fund


     /s/ Eileen A. Aptman

     Portfolio Manager,
     Goldman Sachs Small Cap Value Fund

     February 27, 1998

GOLDMAN SACHS SMALL CAP VALUE FUND


For Best Results,
It's Time in the Market That Counts

For optimal long-term investment results, time in the market can make the difference.

     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- tend to do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.

--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   Annual Return
                                                     Percentage
                                                   -------------
Invested all 5,478 trading days                        16.78%
Less 10 best days                                      13.39%
Less 40 best days                                       7.53%
Less 70 best days                                       2.87%


     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long-Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has only generated negative returns twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than attempting to time the market.

     For More Information

     A diversified portfolio of stocks is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND
 Performance Summary
 January 31, 1998

 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on October 22, 1992. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 Index ("S&P 500 Index") and the Rus-sell 2000 Index) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Serv-ice shares will vary from Class A due to differences in fees and loads.

 SMALL CAP VALUE FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED OCTOBER 22, 1992 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]


                                   Russell 2000 Index           S&P 500                 Small Cap Value Fund (Class A)
10/22/1992                             10000                      10000                            9450
                                       10187                      10095                            9620
                                       10966                      10439                           10120
                                       11348                      10567                           10857
Jan-93                                 11731                      10655                           11138
                                       11460                      10800                           11138
                                       11832                      11028                           11752
                                       11508                      10762                           11618
                                       12016                      11050                           11772
                                       12091                      11082                           12266
Jul-93                                 12258                      11037                           12606
                                       12787                      11456                           13341
                                       13148                      11368                           13663
                                       13486                      11603                           13897
                                       13042                      11493                           13763
                                       13488                      11632                           14241
Jan-94                                 13912                      12027                           14493
                                       13861                      11701                           14269
                                       13130                      11191                           14058
                                       13207                      11334                           13925
                                       13059                      11520                           13883
                                       12618                      11238                           13609
Jul-94                                 12825                      11606                           13294
                                       13540                      12082                           13960
                                       13495                      11788                           14009
                                       13442                      12053                           13461
                                       12899                      11614                           12835
                                       13246                      11786                           12131
Jan-95                                 13080                      12091                           11953
                                       13624                      12563                           12508
                                       13858                      12935                           12738
                                       14166                      13315                           12819
                                       14409                      13847                           12442
                                       15157                      14169                           12501
Jul-95                                 16030                      14639                           13108
                                       16362                      14676                           13716
                                       16655                      15295                           13679
                                       15924                      15240                           12605
                                       16582                      15909                           13160
                                       17030                      16216                           13177
Jan-96                                 17012                      16767                           12813
                                       17542                      16923                           13221
                                       17905                      17086                           15185
                                       18863                      17337                           15407
                                       19607                      17784                           16608
                                       18800                      17852                           16393
Jul-96                                 17159                      17063                           15682
                                       18156                      17423                           16267
                                       18866                      18404                           16964
                                       18574                      18912                           16097
                                       19340                      20341                           16134
                                       19846                      19939                           16054
Jan-97                                 20243                      21184                           16320
                                       19750                      21350                           16335
                                       18817                      20473                           16515
                                       18870                      21693                           16304
                                       20970                      23014                           18130
                                       21870                      24046                           18942
Jul-97                                 22887                      25960                           19200
                                       23411                      24506                           19886
                                       25125                      25849                           20805
                                       24021                      24985                           21169
                                       23865                      26142                           20589
                                       24283                      26592                           20899
Jan-98                                 23899                      26887                           20591



                                                                   SINCE INCEPTION        FIVE YEARS        ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED OCTOBER 22, 1992)
  Excluding sales charges                                              15.89%               13.07%           26.17%
  Including sales charges                                              14.65%               11.80%           19.21%
 ---------------------------------------------------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                                         17.15%                 n/a            25.29%
  Including redemption charges                                         14.79%                 n/a            19.80%
 ---------------------------------------------------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997) (A)
  Excluding redemption charges                                         5.51%                  n/a              n/a
  Including redemption charges                                         4.49%                  n/a              n/a
 ---------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED AUGUST
  15, 1997) (A)                                                        6.08%                  n/a              n/a
 ---------------------------------------------------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED AUGUST 15,
  1997) (A)                                                            5.91%                  n/a              n/a
 ---------------------------------------------------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS SMALL CAP VALUE FUND
Statement of Investments
January 31, 1998

  SHARES    DESCRIPTION                                  VALUE

 COMMON STOCKS - 92.9%
  ADVERTISING & MARKETING - 2.2%
  568,600   Metromail Corp.*                       $  9,346,363
 --------------------------------------------------------------
  APPAREL & TEXTILES - 1.6%
  148,700   Angelica Corp.                            3,420,100
  415,500   Pluma Inc.*                               3,583,688
                                                   ------------
                                                      7,003,788
 --------------------------------------------------------------
  BANKS - 1.0%
  175,900   UST Corp.                                 4,397,500
 --------------------------------------------------------------
  COMMERCIAL PRODUCTS - 4.1%
  177,200   Carbide/Graphite Group Inc.*              6,024,800
  239,300   Figgie International Inc. Class B*        2,871,600
  43,700    Figgie International Inc.*                  579,025
  139,700   Norwood Promotional Products, Inc.*       2,374,900
  189,300   Spartech Corp.                            3,052,463
  127,200   Synthetic Industries Inc.*                3,068,700
                                                   ------------
                                                     17,971,488
 --------------------------------------------------------------
  COMMERCIAL SERVICES - 4.7%
  58,500    Bridgestreet Accommodations*                665,438
  107,900   Galileo International Inc.                3,183,050
  539,200   Opinion Research Corp.*                   2,864,500
  1,433,400 Philip Services Corp.*                   11,826,277
  103,900   RCM Technologies, Inc.*                   1,753,313
                                                   ------------
                                                     20,292,578
 --------------------------------------------------------------
  COMMUNICATIONS - 1.5%
  571,300   Metromedia International Group Inc.*      6,677,069
 --------------------------------------------------------------
  COMPUTER PERIPHERALS - 2.6%
  425,300   Hutchinson Technologies, Inc.*           10,685,663
  86,900    Scitex Corp. Ltd.*                          852,706
                                                   ------------
                                                     11,538,369
 --------------------------------------------------------------
  CONSTRUCTION MATERIALS - 0.5%
  208,600   Congoleum Corp.*                          1,955,625
 --------------------------------------------------------------
  DATACOM EQUIPMENT - 4.2%
  151,700   Black Box Corp.*                          4,930,250
  438,500   Hypercom Corp.*                           5,919,750
  450,700   Unova Inc.*                               7,323,875
                                                   ------------
                                                     18,173,875
 --------------------------------------------------------------
  EDUCATION - 0.2%
  45,600    Career Education Corp.*                     912,000
 --------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.7%
  348,100   Dennison International PLC ADR*           5,743,650
  466,400   Fedders Corp. Common                      2,681,800
  548,900   Fedders Corp.--Class A*                   3,053,256
                                                   ------------
                                                     11,478,706
 --------------------------------------------------------------
  ENTERPRISE SYSTEMS - 0.1%
  38,000    Mapics Inc.*                                494,000
 --------------------------------------------------------------
  FINANCIAL SERVICES - 0.6%
  236,200   Annaly Mortgage Management                2,509,625
 --------------------------------------------------------------

  SHARES    DESCRIPTION                               VALUE

 COMMON STOCKS - (CONTINUED)
  FOOD & BEVERAGES - 0.4%
  96,300    Ralcorp Holdings Inc.*              $  1,608,920
 -----------------------------------------------------------
  FOREST PRODUCTS - 0.2%
  43,600    Shorewood Packaging Corp.*             1,068,200
 -----------------------------------------------------------
  GAMING - 0.3%
  72,400    Scientific Games Holding Corp.*        1,429,900
 -----------------------------------------------------------
  HEALTH SUPPLIES/SERVICES - 1.4%
  380,400   Mariner Health Group Inc.*             5,848,650
 -----------------------------------------------------------
  HEALTHCARE MANAGEMENT - 15.2%
  266,000   American Physician Partners*           2,759,750
  844,600   Healthplan Services Corp.             18,528,413
  448,100   Integrated Health Services, Inc.      12,826,861
  865,000   Matria Healthcare Inc.*                4,216,875
  563,300   Physicians Resource Group Inc.*        1,971,550
  750,300   Quest Diagnostics Inc.*               12,473,738
  146,600   Sierra Health Services Inc.*           4,755,338
  180,800   Sun Healthcare Group, Inc.*            3,367,400
  195,700   Trigon Healthcare, Inc.*               4,868,038
                                                ------------
                                                  65,767,963
 -----------------------------------------------------------
  HOTELS & RESTAURANTS - 4.9%
  463,100   Friendly Ice Cream Corp.*              7,120,163
  315,600   La Quinta Inns Inc.                    6,726,225
  369,300   Morton's Restaurant Group, Inc.*       7,270,593
                                                ------------
                                                  21,116,981
 -----------------------------------------------------------
  INSURANCE-BROKERS AND OTHER INSURANCE - 2.9%
  168,300   Amerin Corp.*                          4,691,363
  177,300   Esg Re Ltd.*                           4,343,850
  125,900   Scpie Holdings Inc.                    3,588,150
                                                ------------
                                                  12,623,363
 -----------------------------------------------------------
  INSURANCE-LIFE - 1.2%
  216,900   Arm Financial Group, Inc.              5,381,831
 -----------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 5.0%
  8,100     Ipc Holdings Ltd.                        241,988
  284,300   Gainsco Inc.                           2,276,045
  429,800   Seibels Bruce Group, Inc.*             3,062,325
  398,900   Symons International Group, Inc.*      7,279,925
  353,000   Terra Nova Holdings, Ltd.              8,913,250
                                                ------------
                                                  21,773,533
 -----------------------------------------------------------
  JEWELRY - 2.3%
  468,812   Movado Group Inc.                     10,079,458
 -----------------------------------------------------------
  MACHINERY - 1.3%
  561,900   AVteam Inc.*                           5,478,525
 -----------------------------------------------------------
  MEDIA/ENTERTAINMENT - 4.5%
  1,305,800 Groupe AB SA ADR*                      6,937,063
  159,671   News Corp. LTD. ADR*                   3,363,070
  275,900   Pegasus Communications Corp.*          5,759,413
  545,700   Platinum Entertainment Inc.*           3,410,624
                                                ------------
                                                  19,470,170
 -----------------------------------------------------------
  MISCELLANEOUS - 0.4%
  119,400   Stoneridge Inc.*                       1,793,280
 -----------------------------------------------------------
  PHARMACEUTICALS - 0.6%
  240,900   Perrigo Co.*                           2,800,463
 -----------------------------------------------------------

6  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND

  SHARES    DESCRIPTION                              VALUE

 COMMON STOCKS - (CONTINUED)
  REAL ESTATE - 3.6%
  132,900   Boykin Lodging Trust Inc.          $  3,721,200
  186,800   Insignia Financial Group Inc.*        4,097,925
  245,300   Prime Retail Inc.                     3,633,506
  218,500   RFS Hotel Investors Inc.              4,042,250
                                               ------------
                                                 15,494,881
 ----------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.2%
  335,800   DSI Recreational Products Inc.*         818,513
 ----------------------------------------------------------
  RETAIL - 4.3%
  238,800   Finlay Enterprises, Inc.*             5,552,100
  941,100   Friedmans Inc.*                      13,231,656
                                               ------------
                                                 18,783,756
 ----------------------------------------------------------
  SAVINGS & LOAN - 0.6%
  171,800   Northwest Savings Bank                2,405,200
 ----------------------------------------------------------
  SOFTWARE & SERVICES - 0.3%
  5,023     Decisionone Holdings Corp.*             121,180
  432,300   Video Services Corp.*                 1,215,844
                                               ------------
                                                  1,337,024
 ----------------------------------------------------------
  SPECIALTY FINANCE - 0.5%
  124,000   American Capital Strategies           2,263,000
  11,500    Long Beach Financial Corp.*             117,875
                                               ------------
                                                  2,380,875
 ----------------------------------------------------------
  SPECIALTY RETAIL - 6.2%
  697,700   Brookstone Inc.*                      8,285,188
  1,256,500 J. Baker, Inc.                        5,654,250
  728,900   Loehmann's Inc.*                      2,778,930
  728,500   Syms Corp.*                          10,290,063
                                               ------------
                                                 27,008,431
 ----------------------------------------------------------
  STEEL - 1.4%
  62,900    Ispat International NV*               1,360,213
  376,000   WHX Corp.*                            4,582,500
                                               ------------
                                                  5,942,713
 ----------------------------------------------------------
  TELECOMMUNICATIONS - 0.8%
  78,300    Telephone and Data Systems, Inc.      3,445,200
 ----------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 1.5%
  486,300   Commscope Inc.*                       6,382,688
 ----------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 0.5%
  176,700   Rural Cellular Corp.*                 2,032,050
 ----------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 0.8%
  199,000   Titan International, Inc.             3,557,125
 ----------------------------------------------------------
  TRUCKING & LOGISTICS - 2.8%
  213,000   Allied Holdings Inc.*                 4,393,125
  296,500   Landstar System Inc.*                 7,746,063
                                               ------------
                                                 12,139,188
 ----------------------------------------------------------
  UTILITIES-ELECTRIC - 2.7%
  507,900   Central Maine Power Co.               8,412,089
  270,100   Northeast Utilities*                  3,308,725
                                               ------------
                                                 11,720,814
 ----------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $387,475,142)                          $402,440,681
 ----------------------------------------------------------

  SHARES      DESCRIPTION                                        VALUE

  OPTIONS* - 0.2%
  500         S & P 500 Index Put Strike 950 exp. 3/98     $    750,000
 -----------------------------------------------------------------------
  TOTAL OPTIONS
  (COST $1,059,000)                                        $    750,000
 -----------------------------------------------------------------------
  PRINCIPAL
  AMOUNT      DESCRIPTION                                        VALUE

  CORPORATE BONDS - 0.1%
  $500,000    J. Baker, Inc., 7.00%, 06/01/02              $    377,500
 -----------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (COST $498,689)                                          $    377,500
 -----------------------------------------------------------------------
  REPURCHASE AGREEMENT - 8.1%
  $35,100,000 Joint Repurchase Agreement Account, 5.64%,
              02/02/98                                     $ 35,100,000
 -----------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $424,132,831)(A)                                   $438,668,181
 -----------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
  exceeds cost                                             $ 55,002,770
  Gross unrealized loss for investments in which cost ex-
  ceeds value                                               (40,866,988)
 -----------------------------------------------------------------------
  Net unrealized gain                                      $ 14,135,782
 -----------------------------------------------------------------------

  * Non-income producing security.

 (a) The aggregate cost for federal income tax purposes is $424,532,399.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    7

GOLDMAN SACHS SMALL CAP VALUE FUND
Statement of Assets and Liabilities
January 31, 1998

 ASSETS:

  Investment in securities, at value (identified cost
  $424,132,831)                                                $438,668,181
  Cash                                                                4,286
  Receivables:
  Investment securities sold                                        893,000
  Fund shares sold                                                1,755,082
  Dividends and interest                                            156,970
  Other assets                                                       55,163
 --------------------------------------------------------------------------
  TOTAL ASSETS                                                  441,532,682
 --------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                 6,870,089
  Fund shares repurchased                                           597,626
  Amounts owed to affiliates                                        864,385
  Accrued expenses and other liabilities                             45,279
 --------------------------------------------------------------------------
  TOTAL LIABILITIES                                               8,377,379
 --------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                               394,203,466
  Accumulated undistributed net realized gain on
  investment and option transactions                             24,416,487
  Net unrealized gain on investments and options                 14,535,350
 --------------------------------------------------------------------------
  NET ASSETS                                                   $433,155,303
 --------------------------------------------------------------------------

                                                     CLASS A   CLASS B CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited shares
  authorized)                                     15,394,383 1,798,680 236,148
  Net asset and Class A redemption value per
  share(a)                                            $24.05    $23.73  $23.73
  Maximum public offering price per share (Class
  A NAV X 1.0582)                                     $25.45    $23.73  $23.73
 -----------------------------------------------------------------------------

                                                      INSTITUTIONAL SERVICE
 --------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (unlimited shares authorized)             607,122      70
  Net asset value, offering and redemption price per
  share                                                      $24.09  $24.05
 --------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

8 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND
Statement of Operations
For the Year Ended January 31, 1998

  INVESTMENT INCOME:
  Dividends(a)                                                    $ 2,210,842
  Interest                                                          1,879,477
 -----------------------------------------------------------------------------
  TOTAL INCOME                                                      4,090,319
 -----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                   3,206,411
  Distribution fees                                                   900,064
  Authorized dealer service fees                                      784,886
  Transfer agent fees                                                 598,153
  Custodian fees                                                      117,539
  Professional fees                                                    70,240
  Registration fees                                                     1,563
  Amortization of deferred organization expenses                       13,467
  Trustee fees                                                          2,571
  Other                                                               124,624
 -----------------------------------------------------------------------------
  TOTAL EXPENSES                                                    5,819,518
  Less -- fees waived by Goldman Sachs                               (727,298)
 -----------------------------------------------------------------------------
  NET EXPENSES                                                      5,092,220
 -----------------------------------------------------------------------------
  NET INVESTMENT LOSS                                              (1,001,901)
 -----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN ON INVESTMENT AND OPTION TRANSAC-
  TIONS:
  Net realized gain from:
  Investment and options transactions                              54,033,025
  Net change in unrealized gain on:
  Investments and options                                           9,929,833
 -----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND OPTION
  TRANSACTIONS:                                                    63,962,858
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $62,960,957
 -----------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $12,631.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    9

GOLDMAN SACHS SMALL CAP VALUE FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment loss                           $ (1,001,901)     $ (1,551,590)
  Net realized gain on investment
  transactions                                    54,033,025        28,767,853
  Net change in unrealized gain on
  investments                                      9,929,833        22,913,571
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 62,960,957        50,129,834
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investment and
  option transactions
  Class A shares                                 (30,853,322)      (10,210,264)
  Class B shares                                  (3,473,153)         (149,626)
  Class C shares                                    (325,092)               --
  Institutional shares                            (1,149,003)               --
  Service shares                                        (130)               --
  In excess of net realized gain on
  investment and option transactions
  Class C shares                                     (56,555)               --
  Institutional shares                              (156,436)               --
  Service shares                                         (19)               --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (36,013,710)      (10,359,890)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              231,518,320        56,119,213
  Reinvestment of dividends and
  distributions                                   33,954,677         9,876,571
  Cost of shares repurchased                     (74,999,747)      (95,024,895)
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS              190,473,250       (29,029,111)
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 217,420,497        10,740,833
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                              215,734,806       204,993,973
 ------------------------------------------------------------------------------
  End of year                                   $433,155,303      $215,734,806
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME                                        $         --      $         --
 ------------------------------------------------------------------------------

10 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Small Cap Value Fund (the "Fund"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Small Cap Value Fund offered five classes of shares-- Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

 C. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and the cash received is re-ported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

GOLDMAN SACHS SMALL CAP VALUE FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. Federal Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net invest-ment income or net realized gain on investment transactions, or from capital, depending on the type of book / tax differences that may exist.

 E. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs were being amortized on a straight-line basis over a period of five years and are fully amortized as of January 31, 1998.

 F. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Each class of Shares separately bears its respective class-specific transfer agency fees. Service shares separately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 G. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND

 H. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Fund that has retained approximately $662,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
 For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive approximately $727,000 of its distribution fees attributable to the Class A shares. The Distributor may discontinue or modify this waiver in the future at its discretion.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Fund for a fee.
   At January 31, 1998, the Fund owed approximately $365,000, $85,000, $250,000 and $164,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

GOLDMAN SACHS SMALL CAP VALUE FUND
Notes to Financial Statements (continued)
January 31, 1998
 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options transactions) for the year ended January 31, 1998, were $383,473,138 and $245,849,428, respectively.
   For the year ended January 31, 1998, written put option transactions in the Fund were as follows:

                                                           NUMBER OF                     PREMIUM
 WRITTEN OPTIONS                                           CONTRACTS                    RECEIVED
 -------------------------------------------------------------------------------------------------
 Balance outstanding at beginning
of year                                                           --                           --
 Options written                                               4,250                    1,261,651
 Options expired                                              (1,300)                    (404,211)
 Options exercised                                            (1,500)                    (348,538)
 Options repurchased                                          (1,450)                    (508,902)
 -------------------------------------------------------------------------------------------------
 BALANCE OUTSTANDING, END OF YEAR                                  0                    $       0
 -------------------------------------------------------------------------------------------------

 Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $96,000 of brokerage commissions from portfolio transactions.

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

 6. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund has reclassified $988,433 from accumulated net realized gains on investment and options to un-distributed net investment loss and $13,468 from paid-in-capital to accumu-lated net investment income. These reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND
 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the Fund had an undivided interest in the repurchase agreements in the following joint account which equaled $35,100,000 in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

                                PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                  AMOUNT      RATE      DATE        COST
 ----------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.  $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA:
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ----------------------------------------------------------------------------
 LEHMAN BROTHERS INC.           474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ----------------------------------------------------------------------------
 NOMURA SECURITIES INTERNA-
TIONAL                          200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ----------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL                          270,000,000     5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC:
03/06/98; FFCB: 6.30%, 08/08/07)
 ----------------------------------------------------------------------------
 SALOMON-SMITH BARNEY           200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.88%, 08/15/01)
 ----------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                      $1,744,200,000
 ----------------------------------------------------------------------------

 8. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

GOLDMAN SACHS SMALL CAP VALUE FUND
Notes to Financial Statements (continued)
January 31, 1998
 9. TRANSACTIONS WITH AFFILIATED COMPANIES

 A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the year ended January 31, 1998 with affiliates of the Fund are as follows (dollar amounts in thousands):

                                         PURCHASES  SALES    REALIZED    DIVIDEND MARKET
  AFFILIATE NAME                          AT COST  PROCEEDS GAIN/(LOSS)   INCOME  VALUE
 ---------------------------------------------------------------------------------------
  Alpine Lace Brands                        $   --   $3,418      $1,499      $ -- $   --
 ---------------------------------------------------------------------------------------
  APS Holding                                  759    4,299      (5,692)       --     --
 ---------------------------------------------------------------------------------------
  AVTeam Inc.                                4,776       --          --        --  5,479
 ---------------------------------------------------------------------------------------
  J. Baker, Inc.                             1,979      190        (969)       64  5,654
 ---------------------------------------------------------------------------------------
  Brookstone, Inc.                              --      382         (98)       --  8,285
 ---------------------------------------------------------------------------------------
  Congoleum Corp.                            1,395    1,983         489        --  1,956
 ---------------------------------------------------------------------------------------
  DSI Recreational Product, Inc.                --       --          --        --    819
 ---------------------------------------------------------------------------------------
  Figgie International, Inc.                    --    2,198         705        --  3,451
 ---------------------------------------------------------------------------------------
  Friedmans Inc.                             3,050       --          --        -- 13,232
 ---------------------------------------------------------------------------------------
  Friendly Ice Cream Corp.                   7,283       --          --        --  7,120
 ---------------------------------------------------------------------------------------
  Healthplan Services Corp.                 17,095       --          --        82 18,528
 ---------------------------------------------------------------------------------------
  Loehmann's Inc.                            6,958    1,231        (104)       --  2,779
 ---------------------------------------------------------------------------------------
  Mortons Restaurant Group, Inc.               787    1,566         855        --  7,271
 ---------------------------------------------------------------------------------------
  Movado Group, Inc.                            --   10,027       6,247        55 10,079
 ---------------------------------------------------------------------------------------
  Opinion Research Corp.                        --       --          --        --  2,865
 ---------------------------------------------------------------------------------------
  Pegasus Communications, Inc.               1,153    1,895         572        --  5,759
 ---------------------------------------------------------------------------------------
  Platinum Entertainment Inc.                1,233       --          --        --  3,411
 ---------------------------------------------------------------------------------------
  Pluma Inc.                                 2,489       --          --        --  3,584
 ---------------------------------------------------------------------------------------
  Seibels Bruce Group, Inc.                  3,313       --          --        --  3,062
 ---------------------------------------------------------------------------------------
  Video Services Corp.                          --       --          --        --  1,216
 ---------------------------------------------------------------------------------------

                                              GOLDMAN SACHS SMALL CAP VALUE FUND
 10. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 are as follows:

                          FOR THE YEAR ENDED JANUARY 31, 1998   FOR THE YEAR ENDED JANUARY 31, 1997
                             ------------------------------------------------------------------------
                                    SHARES             DOLLARS            SHARES             DOLLARS
 ----------------------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                     7,020,650  $      172,468,843         2,508,268  $       52,353,524
 Reinvestments of divi-
dends and distributions          1,196,260          29,143,998           475,255           9,732,097
 Shares repurchased             (2,963,020)        (72,385,902)       (4,697,902)        (94,933,279)
                             ------------------------------------------------------------------------
                                 5,253,890         129,226,939        (1,714,379)        (32,847,658)
 ----------------------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                     1,583,327          39,092,621           173,849           3,765,689
 Reinvestments of divi-
dends and distributions            133,772           3,203,441             7,086             144,474
 Shares repurchased                (94,963)         (2,262,530)           (4,391)            (91,616)
                             ------------------------------------------------------------------------
                                 1,622,136          40,033,532           176,544           3,818,547
 ----------------------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                       237,741           6,114,667                --                  --
 Reinvestments of divi-
dends and distributions             12,751             303,029                --                  --
 Shares repurchased                (14,344)           (349,698)               --                  --
                             ------------------------------------------------------------------------
                                   236,148           6,067,998                --                  --
 ----------------------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                       553,727          13,840,589                --                  --
 Reinvestments of divi-
dends and distributions             53,456           1,304,063                --                  --
 Shares repurchased                    (61)             (1,617)               --                  --
                             ------------------------------------------------------------------------
                                   607,122          15,143,035                --                  --
 ----------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                            64               1,600                --                  --
 Reinvestments of divi-
dends and distributions                  6                 146                --                  --
 Shares repurchased                     --                  --                --                  --
                             ------------------------------------------------------------------------
                                        70               1,746                --                  --
 ----------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE)         7,719,366        $190,473,250        (1,537,835) $      (29,029,111)
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS SMALL CAP VALUE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                               INCOME FROM
                                         INVESTMENT OPERATIONS(E)       DISTRIBUTIONS TO SHAREHOLDERS
                                      ------------------------------ -----------------------------------
                                                    NET REALIZED AND
                                                       UNREALIZED                 FROM NET
                            NET ASSET                 GAIN  (LOSS)              REALIZED GAIN IN EXCESS  NET INCREASE
                             VALUE,        NET       ON INVESTMENT    FROM NET  ON INVESTMENT   OF NET    (DECREASE)
                            BEGINNING  INVESTMENT     AND OPTIONS    INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET
                            OF PERIOD INCOME (LOSS)   TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A Shares      $20.91      $ 0.14          $ 5.33        $   --      $(2.33)      $   --      $ 3.14
  1998 - Class B Shares       20.80       (0.01)           5.27            --       (2.33)          --        2.93
  1998 - Class C Shares(b)    24.69       (0.06)           1.43            --       (1.99)       (0.34)      (0.96)
  1998 - Institutional
  Shares(b)                   24.91        0.03            1.48            --       (2.05)       (0.28)      (0.82)
  1998 - Service Shares(b)    24.91       (0.01)           1.48            --       (2.02)       (0.31)      (0.86)
 --------------------------------------------------------------------------------------------------------------------
  1997 - Class A Shares       17.29       (0.21)           4.92            --       (1.09)          --        3.62
  1997 - Class B Shares(b)    20.79       (0.11)           1.21            --       (1.09)          --        0.01
 --------------------------------------------------------------------------------------------------------------------
  1996 - Class A Shares       16.14       (0.23)           1.39            --       (0.01)          --        1.15
 --------------------------------------------------------------------------------------------------------------------
  1995 - Class A Shares       20.67       (0.07)          (3.53)           --       (0.69)       (0.24)      (4.53)
 --------------------------------------------------------------------------------------------------------------------
  1994 - Class A Shares       16.68       (0.04)           5.03            --       (1.00)          --        3.99
 FOR THE PERIOD ENDED JANUARY 31,
  1993 - Class A Shares(b)    14.18        0.03            2.50         (0.03)         --           --        2.50
 --------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              GOLDMAN SACHS SMALL CAP VALUE FUND

                                                                                               RATIOS ASSUMING NO
                                                                                                VOLUNTARY WAIVER
                                                                                                   OF FEES
                                                                                           --------------------------
                                                                              RATIO OF                    RATIO OF
                                                  NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF   NET INVESTMENT
   NET ASSET                 PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO INCOME (LOSS)
   VALUE, END     TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET    AVERAGE NET TO AVERAGE NET
   OF PERIOD    RETURN(A)      RATE     RATE(F)   (IN 000S)   NET ASSETS       ASSETS        ASSETS        ASSETS
     $24.05       26.17%       84.81%   $0.0517    $370,246      1.54%         (0.28)%        1.76%        (0.50)%
      23.73       25.29        84.81     0.0517      42,677      2.29          (0.92)         2.29         (0.92)
      23.73        5.51 (d)    84.81     0.0517       5,604      2.09(c)       (0.79)(c)      2.09(c)      (0.79)(c)
      24.09        6.08 (d)    84.81     0.0517      14,626      1.16(c)        0.27 (c)      1.16(c)       0.27 (c)
      24.05        5.91 (d)    84.81     0.0517           2      1.45(c)       (0.07)(c)      1.45(c)      (0.07)(c)
---------------------------------------------------------------------------------------------------------------------
      20.91       27.28        99.46      .0461     212,061      1.60          (0.72)         1.85         (0.97)
      20.80        5.39 (d)    99.46      .0461       3,674      2.35(c)       (1.63)(c)      2.35(c)      (1.63)(c)
---------------------------------------------------------------------------------------------------------------------
      17.29        7.20        57.58         --     204,994      1.41          (0.59)         1.66         (0.84)
---------------------------------------------------------------------------------------------------------------------
      16.14      (17.53)       43.67         --     319,487      1.53          (0.53)         1.78         (0.78)
---------------------------------------------------------------------------------------------------------------------
      20.67       30.13        56.81         --     261,074      1.60          (0.45)         1.85         (0.70)
      16.68       17.86 (d)     7.12         --      59,339      1.65(c)        0.62 (c)      2.70(c)      (0.43)(c)
---------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS SMALL CAP VALUE FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust--Small Cap Value Fund:

 We have audited the accompanying statement of assets and liabilities of the Goldman Sachs Small Cap Value Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statement of investments, as of January 31, 1998, and the related statement of operations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the fi-nancial highlights are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Small Cap Value Fund as of January 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE


Goldman Sachs Small Cap Value Fund


THE GOLDMAN
SACHS ADVANTAGE
When you invest in the Goldman Sachs Small Cap Value Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


     An Investment Idea For The Long Term

     Historically, stocks have demonstrated greater potential to build wealth over the long term than most other types of investments.

     Goldman Sachs Small Cap Value Fund offers investors access to the benefits associated with equity investing. The Fund seeks long-term capital growth, primarily through equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

     Target Your Needs

     The Goldman Sachs Small Cap Value Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge. (Please note: in general, greater returns are associated with greater risk.)



--------------------------------------------------------------------------------
     Goldman Sachs Domestic Equity Funds


                              [Fund Risk/Return]
Higher                        SMALL CAP VALUE FUND
Risk/Return                   CORE Small Cap Equity Fund
                              Mid Cap Equity Fund
                              Capital Growth Fund
                              CORE Large Cap Growth Fund
Lower                         CORE U.S. Equity Fund
Risk/Return                   Growth and Income Fund


     For More Information

     To learn more about the Goldman Sachs Small Cap Value Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.


(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use:  March 31, 1998                           SCVAR / 110K / 3-98

Goldman Sachs Funds


================================================================================
BALANCED FUND                                   Annual Report   January 31, 1998
================================================================================



                                                Long-term capital growth
                                                opportunities and current income
                                                through a carefully constructed
                                                mix of equity and fixed income
                                                securities.


                                   [GRAPHIC]

                                                                   [LOGO]
                                                                   Goldman
                                                                   Sachs

GOLDMAN SACHS BALANCED FUND


Fund Basics
as of January 31, 1998


                             Assets Under Management
                             ----------------------
                                 $204.5 Million
                             ----------------------


                            Number of Equity Holdings
                             ----------------------
                                       47
                             ----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares
                             ----------------------
                                      GSBFX
                             ----------------------

                                 Class B Shares
                             ----------------------
                                      GSBBX
                             ----------------------

                                 Class C Shares
                             ----------------------
                                      GSBCX
                             ----------------------

                              Institutional Shares
                             ----------------------
                                      GSBIX
                             ----------------------

                                 Service Shares
                             ----------------------
                                      GSBSX
                             ----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                 Fund Total Return      Combined S&P 500 &
January 31, 1998                  (based on NAV)(1)    Lehman Aggregate Index(2)
--------------------------------------------------------------------------------
Class A                                 17.54%                19.60%
Class B                                 16.71%                19.60%
Class C (8/15/97-1/31/98)                2.49%                 8.01%
Institutional (8/15/97-1/31/98)          2.93%                 8.01%
Service (8/15/97-1/31/98)                2.66%                 8.01%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%) assuming reinvestment of all dividends and interest. Figures do not reflect fees or expenses. Investors cannot invest directly in the Index.

===================================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
===================================================================================================
For the period                                        Class C       Institutional       Service
ending 12/31/97         Class A       Class B     (Cumulative)(4)  (Cumulative)(4)  (Cumulative)(4)
---------------------------------------------------------------------------------------------------
Last 12 months          13.07%         13.37%            N/A             N/A             N/A
Since Inception         17.61%         16.86%           0.56%           1.91%           1.75%
                      (10/12/94)      (5/1/96)        (8/15/97)       (8/15/97)       (8/15/97)
---------------------------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $21.47 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 EQUITY HOLDINGS AS OF 1/31/98
================================================================================

                               Percentage of
Company Holding               Total Net Assets      Line of Business
--------------------------------------------------------------------------------
Quantum Corp.                       2.6%            Tape and Disk Drive Products
Lockheed Martin Corp.               2.3%            Defense
Cigna Corp.                         2.1%            Insurance
Aetna Inc.                          2.0%            Healthcare Management
Lear Corp.                          2.0%            Auto Supplies
Morgan Stanley,                     1.8%            Financial Services
Dean Witter Discover & Co.
Tosco Corp.                         1.8%            Oil Refining and Marketing
Unicom Corporation                  1.6%            Electric Utilities
Fruit of the Loom, Inc.             1.6%            Clothing Manufacturer
Union Carbide Corp.                 1.6%            Chemicals and Plastics
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                     GOLDMAN SACHS BALANCED FUND


Market Overview


Dear Shareholder,

The U.S. stock market took investors on an unsteady ride during the period under review -- one that saw the market climb to record highs, and plummet in what would be the market's largest single-day percentage drop in a decade. Nonetheless, over the 12-month period ended January 31, 1998, the market posted an approximate 27% return as measured by the S&P 500 stock index -- well above stocks' historical long-term average return.

     o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Market turbulence early in the period was largely fueled by speculation over Federal Reserve policy. The Fed's decision to increase the Federal funds rate in March was perceived by investors as potentially the first in a series of tightenings, and the market, after a period of buoyancy, sold off sharply. By late April, though, economic indicators slowed, reassuring the market that further rate hikes were unlikely. Renewed investor confidence sent the market soaring.

               Throughout the remainder of the year, several factors, including a lack of inflationary pressure, furthered the market's upward climb. Waxing and waning investor confidence, however, caused a degree of market volatility. Most notably, in October, investor uncertainty helped to foster overreaction to falling Asian markets. The market fell precipitously, posting the largest single-day decline in nearly a decade. Soon thereafter, the market firmed as investors accepted the argument that Asian market weakness would have little impact on U.S. companies.

     o The U.S. Bond Market: After a Slow Start, Bonds Flourish Amid Global Equity Market Worries -- Despite a slow start early in the year, prospects for the bond market brightened as the year progressed. Slowing economic growth caused fears over additional rate hikes to subside, and bonds began to recoup their earlier losses. Regardless, fixed income investors remained wary; when signs of strengthening activity emerged during the summer, the bond market came under renewed pressure. The decline proved to be short-lived, however, as bonds quickly recovered on the back of reassuring inflation data and a surge of buying interest. Treasury prices continued to rise sharply through the end of the period, particularly when demand soared as investors sought a safe haven in the wake of steep sell-offs in global equity markets.

     o Outlook: Expect Moderating Economic Growth and Low Inflation -- Going forward, we believe the inflation and interest rate environments will likely remain favorable, particularly over the near term. Furthermore, we believe the equity market will produce returns closer to the historic norm, a scenario that should be accompanied by more normal levels of volatility (that is, greater volatility than the relatively low levels averaged over the past five years).

          We encourage you to maintain your long-term investment program and look forward to serving your investment needs in the years ahead.

           Sincerely,



          /s/ David B. Ford                      /s/ John P. McNulty

          David B. Ford                          John P. McNulty
          Co-Head, Goldman Sachs                 Co-Head, Goldman Sachs
          Asset Management                       Asset Management

          February 27, 1998

GOLDMAN SACHS BALANCED FUND


Performance Overview


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Balanced Fund for the 12-month period ended January 31, 1998.


     Performance Review: Strong Performance Relative to Peers

     The Fund's share classes fared well versus its peers for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The Fund's Class A shares and Class B shares outperformed the 16.52% average return of the Lipper Balanced Fund peer group (ranking 135 and 179, respectively, out of 361 funds. Class C share, Institutional share and Service share performance was not available, as the performance record of these classes is less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Sector Allocations

     o Equity -- As of January 31, 1998, the Fund was 53% invested in equity securities. As a result of our bottom-up approach to stock selection, the Fund emphasized consumer durables and financial companies, economically sensitive sectors in which we found attractive value. We were underweighted in consumer non-durables, energy and technology, and market-weighted in the health sector. Within health, we held no pharmaceutical stocks, as we felt these were both richly priced and open to competitive pressures. The Fund held no media and communications stocks, as we found many stocks in this sector to be overvalued.

     o Fixed Income -- As of January 31, 1998, the Fund was 43% invested in fixed income securities. Throughout the period under review, relative to the Lehman Brothers Aggregate Bond Index, the Fund was underweighted in U.S. Treasury and government agency bonds, and overweighted in asset-backed securities, fixed rate mortgages, corporate bonds and foreign debt. In general, the Fund's allocation to corporate bonds contributed most to incremental return (although the foreign subsector underperformed in the last quarter due to events in
          Asia), followed by mortgage-backed securities. October's Asian market downturn most adversely affected the Fund's emerging market debt positions; despite a strong start in 1997, the portfolio's allocation to the sector detracted from incremental return for the year as a whole.

     Portfolio Highlights

     o Sunbeam -- The household appliance manufacturer benefited from restructuring measures implemented by turnaround specialist Al Dunlap. New feature-laden products were well-received by national retailers, and improved distribution and heightened advertisement further benefited the company.

     o Lear Corp. -- Lear, the leading worldwide supplier of automotive interior systems, has benefited from strategic acquisitions of third-tier suppliers. A renewed focus on Lear's advantageous position in the automotive supply industry helped its price rise through the year.

                                                     GOLDMAN SACHS BALANCED FUND


STOCK SELECTION FOLLOWS
A VALUE INVESTMENT PROCESS

Value stocks represent companies that are currently undervalued in the market, but whose intrinsic value we believe ultimately will be recognized. Our value stock selection process emphasizes a bottom-up approach.


1
Search for Value
We search for value from a universe of 1,000 stocks, and then select 200 to 300 of the least expensive.


2
Fundamental Research
We refine our stock list through rigorous analysis of companies' "fundamentals" and face-to-face meetings with company management, competitors, suppliers and customers.


3
Risk Management
We maintain ongoing risk management resulting in an intentional and quantifiable risk/return profile.


     o Morgan Stanley, Dean Witter Discover & Co. -- The company appreciated as the market recognized its post-merger profitability.

     o Lennar Corp. -- Lennar demonstrated consistently strong performance, fueled in part by the market's recognition of the worth of the company's different divisions: commercial real estate, homebuilding and a financial division.

     Key New Acquisitions

     o Quantum Corp. -- The company, which designs and develops information storage products, including hard-disk drives, benefited from the strength of its digital linear tape business.

     o Wells Fargo & Co. -- The second largest bank in California, Wells Fargo is the most advanced of its peers in lowering branch distribution costs and in data-mining.

     Portfolio Outlook

     We are keeping a close eye on the U.S. equity market's current valuation. The current S&P 500 P/E ratio seems unsustainable to us, as the combination of rising labor costs and Asia-driven pricing pressure could squeeze U.S. margins. By focusing on reasonably valued and discounted names, however, we feel comfortable with our domestic portfolio. We will continue to emphasize non-Treasury sectors within the fixed income portion of the Fund. We are especially positive on corporates, and view their recent underperformance as an opportunity to add to the Fund's existing holdings. Despite diminishing volatility in Asia, the situation there is tenuous. Therefore, we will exercise caution in these markets.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Ronald E. Gutfleish         /s/ G. Lee Anderson             /s/ Eileen A. Aptman

     Ronald E. Gutfleish             G. Lee Anderson                 Eileen A. Aptman
     Portfolio Manager,              Portfolio Manager,              Portfolio Manager,
     Goldman Sachs Balanced Fund     Goldman Sachs Balanced Fund     Goldman Sachs Balanced Fund



     /s/ Jonathan A. Beinner         /s/ C. Richard Lucy

     Jonathan A. Beinner             C. Richard Lucy
     Portfolio Manager,              Portfolio Manager,
     Goldman Sachs Balanced Fund     Goldman Sachs Balanced Fund

     February 27, 1998

GOLDMAN SACHS BALANCED FUND


For Best Results,
It's Time in the Market That Counts

For optimal long-term investment results, time in the market can make the difference.

     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   Annual Return
                                                     Percentage
                                                   -------------
Invested all 5,478 trading days                        16.78%
Less 10 best days                                      13.39%
Less 40 best days                                       7.53%
Less 70 best days                                       2.87%

     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long-Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has generated negative returns only twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than timing the market.

     For More Information

     A diversified portfolio of stocks is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

                                                     GOLDMAN SACHS BALANCED FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5%) in Class A shares on October 12, 1994. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 index ("S&P 500") and the Lehman Brothers Aggregate Bond Index (LBABI)) are shown. This performance data rep-resents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.


 BALANCED FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED OCTOBER 12, 1994 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]


                                                  S&P 500 w/Inc  Lehman Aggregate  Fund
10/12/1994                                            10000         10000           9450
                                                      10152          9987           9413
                                                       9782          9965           9247
                                                       9927         10034           9351
Jan-95                                                10184         10232           9532
                                                      10582         10476           9948
                                                      10895         10540          10143
                                                      11215         10687          10379
                                                      11664         11101          10743
                                                      11934         11182          10959
Jul-95                                                12330         11157          11149
                                                      12361         11292          11319
                                                      12883         11402          11509
                                                      12837         11550          11455
                                                      13400         11724          11762
                                                      13659         11888          11978
Jan-96                                                14123         11966          12211
                                                      14254         11758          12275
                                                      14391         11676          12303
                                                      14603         11610          12402
                                                      14980         11587          12566
                                                      15037         11742          12544
Jul-96                                                14372         11774          12372
                                                      14675         11754          12544
                                                      15501         11958          12982
                                                      15929         12224          13314
                                                      17133         12433          14022
                                                      16794         12317          14102
Jan-97                                                17843         12356          14488
                                                      17983         12386          14665
                                                      17244         12249          14324
                                                      18272         12433          14759
                                                      19384         12551          15388
                                                      20253         12700          15745
Jul-97                                                21865         13043          16723
                                                      20640         12932          16566
                                                      21772         13122          17019
                                                      21045         13313          16720
                                                      22019         13374          16760
                                                      22398         13509          16870
Jan-98                                                22647         13682          17030



                                                SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED OCTOBER 12, 1994)
  Excluding sales charges                               +19.48%  +17.54%
  Including sales charges                               +17.45%  +11.10%
 ---------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                          +18.96%  +16.71%
  Including redemption charges                          +16.60%  +11.30%
 ---------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                           +2.49%      n/a
  Including redemption charges                           +1.47%      n/a
 ---------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED AUGUST 15,
  1997)(A)                                               +2.93%      n/a
 ---------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED AUGUST 15, 1997)(A)           +2.66%      n/a
 ---------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

  SHARES  DESCRIPTION                              VALUE
 COMMON STOCKS - 52.9%
  AEROSPACE & DEFENSE - 3.2%
  40,190  Boeing Co.                         $  1,911,537
  44,600  Lockheed Martin Corp.                 4,641,188
                          -------------------------------
                                                6,552,725
 --------------------------------------------------------
  AIRLINES - 2.0%
  17,500  AMR Corp.*                            2,209,375
  40,700  Continental Airlines Inc.*            1,887,463
                          -------------------------------
                                                4,096,838
 --------------------------------------------------------
  APPLIANCES - 1.2%
  66,000  Sunbeam Corp.                         2,503,875
 --------------------------------------------------------
  AUTO/VEHICLE - 2.9%
  34,400  Ford Motor Co.                        1,754,400
  82,900  Lear Corp.                            4,119,094
                          -------------------------------
                                                5,873,494
 --------------------------------------------------------
  BANKS - 4.7%
  25,800  Chase Manhattan Corp.                 2,765,438
  38,100  Fleet Financial Group Inc.            2,728,913
  15,800  Republic N.Y. Corp.                   1,720,225
  7,100   Wells Fargo & Co.                     2,193,900
                          -------------------------------
                                                9,408,476
 --------------------------------------------------------
  CHEMICAL PRODUCTS - 2.8%
  72,500  IMC Global Inc.                       2,338,125
  76,100  Union Carbide Corp.                   3,334,131
                          -------------------------------
                                                5,672,256
 --------------------------------------------------------
  COMPUTER PERIPHERALS - 2.6%
  217,500 Quantum Corp.*                        5,301,563
 --------------------------------------------------------
  DATACOM EQUIPMENT - 1.2%
  88,800  Bay Networks Inc.*                    2,414,250
 --------------------------------------------------------
  DEPARTMENT STORES - 0.3%
  14,200  Sears Roebuck & Co.                     654,088
 --------------------------------------------------------
  FOREST PRODUCTS - 2.8%
  45,300  Georgia-Pacific Corp.                 2,497,163
  136,600 Stone Container Corp.*                1,741,650
  67,700  Georgia-Pacific Corp.
          (Timber Group)                        1,574,025
                          -------------------------------
                                                5,812,838
 --------------------------------------------------------
  GAMING - 1.1%
  99,700  Circus Circus Enterprises, Inc.*      2,293,100
 --------------------------------------------------------
  HEALTHCARE MANAGEMENT - 4.9%
  56,700  Aetna Inc.                            4,167,450
  90,600  Foundation Health Systems, Inc.*      2,349,938
  94,200  Tenet Healthcare Corp.                3,249,900
                          -------------------------------
                                                9,767,288
 --------------------------------------------------------
  HOMEBUILDERS - 0.2%
  1,200   Centex Corp.                             75,300
  13,800  Lennar Corp.                            338,963
                          -------------------------------
                                                  414,263
 --------------------------------------------------------
  INSURANCE-BROKERS - 1.3%
  27,100  Loews Corp.                           2,704,919
 --------------------------------------------------------
  INSURANCE-LIFE - 2.1%
  25,300  Cigna Corp.                           4,289,931
 --------------------------------------------------------

  SHARES  DESCRIPTION                                         VALUE
 COMMON STOCKS - (CONTINUED)
  INSURANCE-PROPERTY & CASUALTY - 0.3%
  9,200   Allmerica Financial Corp.                     $    484,150
  1,500   CNA Financial Corp.*                               200,438
                          ------------------------------------------
                                                             684,588
 -------------------------------------------------------------------
  OIL-INTEGRATED - 0.5%
  19,800  Texaco Inc.                                      1,030,838
 -------------------------------------------------------------------
  OIL & GAS-REFINING AND MARKETING - 1.8%
  108,500 Tosco Corp.                                      3,627,969
 -------------------------------------------------------------------
  REAL ESTATE - 0.6%
  51,000  LNR Property Corp.*                              1,208,063
 -------------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 1.8%
  64,800  Morgan Stanley, Dean Witter, Discover & Co.      3,782,700
 -------------------------------------------------------------------
  SEMICONDUCTORS - 1.5%
  49,600  AVnet Inc.                                       3,025,600
 -------------------------------------------------------------------
  SPECIALTY FINANCE - 0.0%
  2,500   C.I.T. Group Inc.*                                  75,156
 -------------------------------------------------------------------
  STEEL - 2.1%
  123,400 AK Steel Holding Corp.                           2,205,775
  97,000  Ispat International NV*                          2,097,625
                          ------------------------------------------
                                                           4,303,400
 -------------------------------------------------------------------
  SUPERMARKETS - 1.5%
  70,300  Fleming Companies Inc.                           1,058,894
  47,000  Supervalu Inc.                                   2,062,125
                          ------------------------------------------
                                                           3,121,019
 -------------------------------------------------------------------
  TEXTILES - 1.6%
  140,000 Fruit of the Loom Inc.*                          3,360,000
 -------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 1.5%
  48,000  Goodyear Tire & Rubber Co.                       3,006,000
 -------------------------------------------------------------------
  TOBACCO - 2.0%
  93,100  RJR Nabisco Holdings Corp.                       2,932,650
  33,300  UST Inc.                                         1,148,850
                          ------------------------------------------
                                                           4,081,500
 -------------------------------------------------------------------
  TRANSPORTATION & LOGISTICS - 2.2%
   50,700 CNF Transportation Inc.                       $  2,316,356
   82,400 Canadian Pacific Ltd.                            2,229,950
                          ------------------------------------------
                                                           4,546,306
 -------------------------------------------------------------------
  UTILITIES-ELECTRIC - 2.2%
   91,400 Northeast Utilities                              1,119,650
  108,500 Unicom Corp.                                     3,363,500
                          ------------------------------------------
                                                           4,483,150
 -------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $98,416,735)                                    $108,096,193
 -------------------------------------------------------------------
  PREFERRED STOCKS - 0.0%
  MEDIA/ENTERTAINMENT - 0.0%
       71 Time Warner Inc. Series M Preferred           $     81,404
 -------------------------------------------------------------------
  TOTAL PREFERRED STOCKS - 0.0%
  (COST $59,052)                                        $     81,404
 -------------------------------------------------------------------

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                               VALUE
  ASSET-BACKED SECURITIES - 8.1%
  ALAC Automobile Receivables Trust
  $ 1,750,000              6.12%                      06/15/2003                     $  1,750,000
  Americredit Automobile Receivables Trust, Series 1997-D,
   Class A3
    1,100,000              6.24                       09/05/2003                        1,124,063
  Asset Securitization Corp., Series 1997-D4, Class A1
      450,000              7.49                       04/14/2027                          488,052
  Case Equipment Loan Trust, Series 1995-A, Class A
       37,733              7.30                       03/15/2002                           37,917
  Chase Commercial Mortgage Services Corp., Series 1997-2,
   Class A2
    2,200,000              6.60                       11/19/2007                        2,252,866
  Chemical Bank Master Credit Card Trust, Series 1995-2,
   Class A
      140,000              6.23                       06/15/2003                          141,793
  Chevy Chase Auto Receivables Trust, Series 1995-2, Class A
       40,075              5.80                       06/15/2002                           40,063
  Discover Card Master Trust Series 1994-2, Class A
       70,000              5.94                       10/16/2004                           70,503
  Discover Card Master Trust Series 1994-4, Class A
      740,000              5.97                       10/16/2013                          746,475
  Discover Card Master Trust Series 1994-4, Class B
      420,000              6.14                       10/16/2013                          420,000
  DVI Equipment Lease Trust, Series 1996, Class 1A
      336,705              6.55                       07/10/2004                          339,200
  EQCC Home Equity Loan Trust, Series 1997-3, Class A10
      835,585              5.77                       11/15/2028                          834,674
  Fasco Auto Trust, Series 1996-1, Class A
      166,848              6.65                       11/15/2001                          169,360
  Finger Hut Master Trust, Series 1996-1, Class A
      200,000              6.45                       02/20/2002                          201,750
  First Union Lehman Brothers Commercial Mortgage Services,
   Series 1997-C1, Class A2
      300,000              7.30                       12/18/2006                          319,056
  First Union Lehman Brothers Commercial Mortgage Services,
   Series 1997-C2, Class A2
      700,000              6.60                       05/18/2007                          717,780
  First USA Credit Card Master Trust, Series 1997-5, Class A
      350,000              5.73                       04/17/2007                          349,024
  First USA Credit Card Master Trust, Series 1997-6, Class A
    1,350,000              6.42                       03/17/2005                        1,384,169
  General Motors Acceptance Corp., Series 1997-C1, Class A3
      600,000              6.87                       08/15/2007                          625,368
  H & T Master Trust, Series 1996-1, Class A2
      220,000              8.06                       03/15/2000                          219,655
  MBNA Credit Card Master Trust, Series 1996-M, Class A
    1,050,000              5.88                       04/15/2009                        1,046,388
  Mid State Trust, Series 4, Class A
      865,086              8.33                       04/01/2030                          948,446
  Morgan Stanley Capital Commercial Mortgage, Inc.,
   Series 1997-C1
      400,000              7.46                       05/15/2006                          424,484

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                               VALUE
 ASSET-BACKED SECURITIES - (CONTINUED)
  Mortgage Capital Funding Inc., Series 1997, Class A3
  $   500,000              7.29%                      03/20/2007                     $    534,804
  Navistar Owner Trust, Series 1995-B, Class A3
       69,846              6.05                       04/15/2002                           69,998
  Sears Credit Account Master Trust, Series 1995-1, Class A
      360,000              8.25                       01/07/2007                          401,962
  Sears Credit Account Master Trust, Series 1995-2, Class A
      700,000              8.10                       06/15/2004                          726,250
  Sears Credit Account Master Trust, Series 1995-3, Class A
       70,000              7.00                       10/15/2004                           71,925
  Sears Credit Account Master Trust, Series 1995-4, Class A
      110,000              8.25                       11/07/2003                          118,800
 ------------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $14,539,758)                                                                 $ 16,574,825
  CORPORATE BONDS - 12.4%
  FINANCE BONDS - 3.0%
  Bankamerica Corp.
  $ 1,000,000              7.75%                      07/15/2002                     $  1,063,420
  Beneficial Corp.
    1,350,000              6.43                       04/10/2002                        1,369,926
  Capital One Bank
      150,000              6.90                       04/15/1999                          152,145
      220,000              8.13                       03/01/2000                          229,174
      290,000              6.88                       04/24/2000                          296,328
      900,000              6.60                       08/20/2001                          917,649
  Continental Bank
      100,000             12.50                       04/01/2001                          118,375
  Countrywide Funding
      100,000              6.08                       07/14/1999                          100,480
  Edison Mission Energy Funding Corp.
       89,516              6.77                       09/15/2003                           91,207
  Fleet Mortgage Group
      250,000              6.50                       06/15/2000                          253,568
  Ford Motor Credit Corp.
       40,000              8.38                       01/15/2000                           41,815
  General Motors Acceptance Corp.
      200,000              5.88                       01/22/2003                          198,860
  Golden West Financial
      200,000             10.25                       12/01/2000                          222,034
  PXRE Capital Trust I
       65,000              8.85                       02/01/2027                           70,782
  Riggs National
      280,000              9.65                       06/15/2009                          337,126
  Signet Bank
      500,000              9.63                       06/01/1999                          522,695
  Washington Real Estate Trust
       55,000              7.13                       08/13/2003                           57,290
 ------------------------------------------------------------------------------------------------
  TOTAL FINANCE BONDS
  (COST $7,736,833)                                                                  $  6,042,874
 ------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    7

GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

   PRINCIPAL            INTEREST                       MATURITY
    AMOUNT                RATE                           DATE                             VALUE
 CORPORATE BONDS - (CONTINUED)
  INDUSTRIAL BONDS - 8.4%
  360 Communications Co.
  $   455,000             7.13%                       03/01/2003                   $    467,394
  Auburn Hills Trust
       50,000            12.00                        05/01/2020                         80,504
  Blockbuster Entertainment, Inc.
       50,000             6.63                        02/15/1998                         49,993
  California Energy
      350,000            10.25                        01/15/2004                        376,870
  Chelsea GCA Realty
      656,000             7.75                        01/26/2001                        683,270
  Chrysler Corp.
       60,000             7.45                        02/01/2097                         63,197
  Comdisco Inc.
      765,000             6.13                        01/15/2003                        773,522
  Conseco Finance
      200,000             8.70                        11/15/2026                        220,556
  Conseco Inc.
      160,000            10.50                        12/15/2004                        193,357
  Countrywide Capital
      130,000             8.05                        06/15/2027                        137,114
  Countrywide Funding
      200,000             7.73                        08/09/2001                        210,490
  Countrywide Home
      650,000             6.38                        10/08/2002                        655,753
      700,000             6.84                        10/22/2004                        720,000
  Harrahs Inc.
      500,000             8.75                        03/15/2000                        510,000
  Health & Retirement
      250,000             6.14                        07/09/2007                        249,750
  Hertz Corp.
      555,000             6.00                        01/15/2003                        548,806
  K Mart Corp.
       40,000             9.55                        06/30/1998                         40,373
       40,000             9.60                        09/15/1998                         40,400
      200,000             8.00                        12/13/2001                        202,262
  Kroger Co.
      750,000            12.95                        02/01/2009                        823,020
  Liberty Property Limited Partnership
      205,000             7.10                        08/15/2004                        212,595
  Loewen Group International
      180,000             8.25                        10/15/2003                        186,892
  Meditrust
      270,000             7.82                        09/10/2026                        282,909
  News America Holdings
      160,000             9.25                        02/01/2013                        191,398
  Northwest Airlines
      214,951             8.97                        01/02/2015                        238,022
  NWA Trust, Series C
       64,425             8.26                        03/10/2006                         69,315
  NWCG Holding Corp
      600,000             5.98 (b)                    06/15/1999                        553,302

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                               VALUE
 CORPORATE BONDS - (CONTINUED)
  Oryx Energy Co
  $   245,000              9.50%                      11/01/1999                     $    257,720
  Panamsat Corp.
      880,000              6.13                       01/15/2005                          865,550
  Paramount Communications
      200,000              5.88                       07/15/2000                          197,202
  RJR Nabisco, Inc.
      335,000              8.00                       07/15/2001                          346,651
      240,000              8.63                       12/01/2002                          255,974
       80,000              8.25                       07/01/2004                           83,426
  Rogers Cablesystems, Inc.
      115,000              9.63                       08/01/2002                          124,200
  Taubman Realty Group
      330,000              8.00                       07/30/2001                          348,058
      200,000              7.00                       10/01/2003                          204,694
  TCI Communications, Inc.
      265,000              8.75                       08/01/2015                          305,640
      410,000              6.82                       09/15/2010                          411,833
  Tele-Communications, Inc.
  $   125,000              9.65%                      10/01/2003                      $   137,824
      800,000              8.25                       01/15/2003                          862,408
  Tenet Healthcare Corporation
       60,000              9.63                       09/01/2002                           65,700
  Time Warner Inc.
      375,000              7.45                       02/01/1998                          374,411
      575,000              4.90                       07/29/1999                          564,794
      850,000              7.95                       02/01/2000                          880,592
      445,000              9.63                       05/01/2002                          501,617
      250,000              7.98                       08/15/2004                          269,685
  US Air Inc.
      323,095              8.93                       04/15/2008                          369,104
  US Home Corp.
      195,000              7.95                       03/01/2001                          195,000
  USI American Holdings
       60,000              7.25                       12/01/2006                           62,834
  Viacom International, Inc.
       95,000             10.25                       09/15/2001                          105,493
      160,000              9.13                       08/15/1999                          162,126
  Worldcom Inc.
      600,000              9.38                       01/15/2004                          640,050
 ------------------------------------------------------------------------------------------------
  TOTAL INDUSTRIAL BONDS
  (COST $17,092,953)                                                                 $ 17,373,650
 ------------------------------------------------------------------------------------------------
  UTILITY BONDS - 0.1%
  Central Maine Power
  $   100,000              7.38%                      01/01/1999                     $    100,988
      160,000              7.45                       08/30/1999                          162,310
 ------------------------------------------------------------------------------------------------
  TOTAL UTILITY BONDS
  (COST $259,231)                                                                    $    263,298
 ------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (COST $25,089,017)                                                                  $25,429,822
 ------------------------------------------------------------------------------------------------

8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                              VALUE
  EMERGING MARKET DEBT - 2.1%
  APP International Finance Co.
  $   250,000              8.30                       06/28/1999                     $   202,500
      100,000              8.87                       09/15/1999                          70,000
      200,000             10.25%                      10/01/2000                         164,400
  Bancoldex
      490,000              8.63                       06/02/2000                         499,356
  Banobras
      286,000              6.88                       10/01/1998                         285,274
       80,000              9.63                       11/15/2003                          82,600
  Bridas Corp.
       90,000             10.25                       12/07/1998                          91,148
       90,000             12.50                       11/15/1999                          96,750
  Cemex S.A. + Tolmex
       20,000             10.00                       11/05/1999                          20,643
  Corp. Andina de Fomento
      100,000              7.25                       04/30/1998                         100,109
  Empresa Col Petroleos
       80,000              7.25                       07/08/1998                          80,211
  Empresas Ica Soc Contro
      210,000              9.75                       02/11/1998                         210,185
  Financiera Energy Nacional
      390,000              9.38                       06/15/2006                         404,301
  Grupo Industrial Durango
       20,000             12.00                       07/15/2001                          21,650
      100,000             12.63                       08/01/2003                         113,333
  Grupo Iusacell
       80,000             10.00                       07/15/2004                          80,878
  Grupo Televisa
       90,000             11.38                       05/15/2003                          99,408
  Guangdong Enterprises
      200,000              8.88                       05/22/2007                         158,206
  IKPPIJ-Global
      100,000             11.38                       06/15/1999                          91,000
  Industrias Metal
      150,000              9.50                       05/31/2002                         144,861
  Innova S de R.L.
       40,000             12.88                       04/01/2007                          40,299
  Inst Fom Industrial
      290,000              8.38                       07/29/2001                         294,698
  Nacional Financiera
      230,000              5.88                       02/17/1998                         229,793
  Nacional Financiera
      200,000              8.46                       06/19/1998                         199,880
  National Power
      120,000              7.63                       11/15/2000                         114,200
  Poland Communications Inc.
       90,000              9.88                       11/01/2003                          88,200
  Province of Tucuman
       96,429              9.45                       08/01/2004                          95,789
  Pt Indah Kiat
       30,000              8.88                       11/01/2000                          26,700

   PRINCIPAL            INTEREST                     MATURITY
    AMOUNT                RATE                         DATE                              VALUE
 EMERGING MARKET DEBT - (CONTINUED)
  YPF SA
  $    95,370             7.50%                    10/26/2002                      $    97,633
 ---------------------------------------------------------------------------------------------
  TOTAL EMERGING MARKET DEBT
  (COST $4,381,330)                                                                $ 4,204,005
  MORTGAGE BACKED OBLIGATIONS - 13.0%
  Collateralized Mortgage Obligation Trust Series 64,
   Class Z
  $   478,916             9.00%                    11/20/2020                      $   526,732
  Federal Home Loan Mortgage Corp. (FHLMC)
    1,000,000             6.35                     03/25/2018                        1,012,500
    1,000,001             7.50                     12/01/2027                        1,028,751
      989,564             7.00                     07/01/2012                        1,010,901
    2,000,000             7.00                     TBA-15 yr.(a)                     2,040,620
    5,000,000             7.50                     TBA-15 yr.(a)                     5,143,750
    2,000,000             6.00                     TBA-15 yr.(a)                     1,985,626
  Federal National Mortgage Association (FNMA)
    1,000,000             6.55                     10/25/2020                        1,019,680
      269,344             6.50                     09/01/2025                          269,007
      317,950             6.50                     10/01/2025                          317,553
      371,600             6.50                     11/01/2025                          371,366
      581,119             6.50                     09/01/2027                          578,393
      422,857             6.50                     11/01/2027                          420,874
    1,000,000             6.50                     01/01/2028                          995,310
    1,000,000             6.50                     TBA-30 yr.(a)                       996,562
    1,000,000             7.00                     TBA-30 yr.(a)                     1,014,060
  General National Mortgage Association (GNMA)
      818,089             7.50                     05/15/2023                          843,645
      802,829             7.00                     08/15/2023                          816,878
      907,138             7.00                     07/15/2023                          923,013
      192,433             7.00                     05/15/2023                          195,801
      460,504             8.00                     09/15/2026                          479,068
      488,890             8.00                     12/15/2026                          507,986
      999,131             7.50                     01/15/2027                        1,028,476
       45,089             8.00                     05/15/2027                           46,850
      987,079             7.50                     09/15/2027                        1,016,069
    2,000,000             6.50                     TBA-30 yr.(a)                     1,995,000
 ---------------------------------------------------------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $26,264,882)                                                               $26,584,471
  MUNICIPAL BONDS - 0.9%
  Anaheim Public Financing Authority Revenue Bond
  $   290,000             5.00%                    03/01/2037                      $   281,387
  Chicago Skyway Toll Bridge Revenue Bond
      210,000             5.50                     01/01/2023                          215,979
  Indiana Health Facility Hospital Revenue Bond
      155,000             5.13                     11/01/2017                          153,746
  Marion County, Indiana Convention Revenue Bond
      205,000             5.00                     06/01/2027                          199,194
  Massachusetts Bay Authority Revenue Bond
      290,000             5.00                     03/01/2027                          281,402

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    9

GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

   PRINCIPAL            INTEREST                      MATURITY
    AMOUNT                RATE                          DATE                            VALUE
 MUNICIPAL BONDS - (CONTINUED)
  Massachusetts Turnpike Authority Revenue Bond, Series A
  $   110,000             5.00%                      01/01/2037                   $   106,378
  New York City Water & Sewer Revenue Bond, Series A
      160,000             5.13                       06/15/2021                       159,680
  New York City Water & Sewer Revenue Bond, Series B
      160,000             5.75                       06/15/2026                       169,402
  North Central Texas Health Facility Revenue Bond
      320,000             5.13                       02/15/2022                       318,496
 --------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  (COST $1,821,599)                                                               $ 1,885,664
  SOVEREIGN CREDIT - 0.9%
  Argentina Bocan
  $   490,299             5.66%                      04/01/2001                   $   460,428
  Argentina Bontes
       18,000             8.63                       04/04/1998                        18,000
       90,000             8.75                       05/09/2002                        86,625
  Province of Quebec
      200,000            13.25                       09/15/2014                       230,882
  Republic of Argentina
       16,800             8.63                       04/06/1998                        16,800
      173,208             8.84                       09/06/2000                       159,887
  Republic of Colombia
      160,000             7.13                       05/11/1998                       160,112
  Republic of Croatia
      180,000             7.00                       02/27/2002                       171,637
  Republic of Panama
       50,000             7.88                       02/13/2002                        48,625
      346,160             6.84                       05/10/2002                       340,780
  State of Israel
      190,000             6.38                       12/15/2005                       186,894
 --------------------------------------------------------------------------------------------
  TOTAL SOVEREIGN CREDIT
  (COST $1,937,262)                                                               $ 1,880,670
  U.S. TREASURY OBLIGATIONS - 5.9%
  United States Treasury Bonds (d)
  $   470,000            12.00%                      08/15/2013                   $   701,033
    3,000,000             8.75                       05/15/2020                     4,052,340
    2,050,000             7.88                       02/15/2021                     2,553,849
  United States Treasury Interest Only Stripped Securities
    5,300,000             5.79(b)                    05/15/2009                     2,780,592
  United States Treasury Notes
      700,000             6.63                       07/31/2001                       726,796
  United States Treasury Principal Only Stripped Securities
    1,100,000             6.02(b)                    05/15/2020                       293,392

   PRINCIPAL            INTEREST                       MATURITY
    AMOUNT                RATE                           DATE                             VALUE
 U.S. TREASURY OBLIGATIONS - (CONTINUED)
  $    80,000             5.35%(b)                    08/15/1999                   $     73,777
    3,250,000             6.10(b)                     08/15/2021                        804,700
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $11,623,277)                                                               $ 11,986,479
  YANKEE BONDS - 0.0%
  Korea Electric Power
  $    91,662             7.40%                       04/01/2016                   $     63,783
 ----------------------------------------------------------------------------------------------
  TOTAL YANKEE BONDS
  (COST $88,633)                                                                   $     63,783
  SHORT-TERM OBLIGATIONS - 0.1%
  Republic of Argentina
  $   100,000             7.67%(b)                    10/16/1998                   $     95,469
  Trikem SA
       50,000            11.00(b)                     05/08/1998                         48,964
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $144,433)                                                                  $    144,433
  REPURCHASE AGREEMENT - 10.7%
  Joint Repurchase Agreement Account (b)
  $21,900,000             5.64%                       02/02/1998                   $ 21,900,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $21,900,000)                                                               $ 21,900,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $206,265,978)(C)                                                           $217,081,749
 ----------------------------------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND
Statement of Investments
January 31, 1998

 -----------------------------
  FEDERAL INCOME TAX INFORMA-
  TION
  Gross
  unrealized gain
  for investments
  in which
  value exceeds
  cost            $15,067,035
  Gross
  unrealized loss
  for investments
  in which
  cost exceeds
  value            (4,285,077)
 -----------------------------
  Net unrealized
  gain            $10,781,958
 -----------------------------

 Futures contracts open at January 31, 1998 are as follows:

                              Number of
                              Contracts
                                Long/    Settlement Unrealized
             Type             (Short)(e)   Month    Gain/(Loss)
  --------------------------  ---------- ---------- -----------
  90-Day Eurodollar               10     June 1998    $13,750
  2-Year U.S. Treasury Note       10     March 1998    15,625
  5-Year U.S. Treasury Note       16     March 1998      (250)
  10-Year U.S. Treasury Bond      (3)    March 1998       750
                                                      -------
                                                      $29,875
 --------------------------------------------------------------

 * Non-income producing security.

 (a) TBA (To Be Assigned) securities are purchased on a forward commitment ba-sis with an approximate (generally +/-2.5%) principal amount and no defi-nite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

 (b) The interest rate disclosed for these securities represents effective yields to maturity.

 (c) The aggregate cost for federal income tax purposes is $206,299,791.

 (d) Portions of these securities are being segregated as collateral for futures contracts, TBA securities and mortgage dollar rolls.

 (e) Each Eurodollar contract represents $1,000,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 10-Year Treasury Bond represents $100,000 in notional par value. The total net notional amount and market value at risk are $13,900,000 and $6,541,929, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    11

GOLDMAN SACHS BALANCED FUND
Statement of Assets and Liabilities
January 31, 1998


 ASSETS:

  Investment in securities, at value (identified cost
  $206,265,978)                                                    $217,081,749
  Cash, at value                                                          7,823
  Receivables:
  Investment securities sold                                         11,192,731
  Forward foreign currency exchange contracts                            11,555
  Fund shares sold                                                    2,339,076
  Dividends and interest, at value                                    1,088,304
  Deferred organization expenses, net                                    22,741
  Other assets                                                          103,966
 -------------------------------------------------------------------------------
  TOTAL ASSETS                                                      231,847,945
 -------------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                    25,762,034
  Fund shares repurchased                                               168,701
  Variation margin                                                          195
  Amounts owed to affiliates                                            320,616
  Covered securities sold short (cash received $1,002,126)            1,006,578
  Accrued expenses and other liabilities                                 81,576
 -------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  27,339,700
 -------------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                   188,861,586
  Accumulated undistributed net investment income                       410,404
  Accumulated undistributed net realized gain on investment
  and futures transactions                                            4,372,376
  Accumulated net realized foreign currency gain                         13,629
  Net unrealized gain on investments and futures transactions        10,855,015
  Net unrealized loss on translation of assets and
  liabilities denominated in foreign currencies                          (4,765)
 -------------------------------------------------------------------------------
  NET ASSETS                                                       $204,508,245
 -------------------------------------------------------------------------------

                                                    CLASS A   CLASS B CLASS C
 ----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited shares
  authorized)                                     8,064,620 1,170,246 438,867
  Net asset and Class A redemption value per
  share (a)                                          $20.29    $20.20  $20.17
  Maximum public offering price per share (Class
  A NAV X 1.0582)                                    $21.47    $20.20  $20.17
 ----------------------------------------------------------------------------

                                                      INSTITUTIONAL SERVICE
 --------------------------------------------------------------------------
  Total shares of beneficial interest outstanding,
  $.001 par value (unlimited shares authorized)             412,422     780
  Net asset value, offering and redemption price per
  share                                                       20.29   20.28
 --------------------------------------------------------------------------

 (a) At redemption, Class B and C Shares may be subject to a contingent de-ferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND
Statement of Operations
For the Year Ended January 31, 1998


  INVESTMENT INCOME:
  Dividends(a)                                                    $ 1,068,241
  Interest(b)                                                       4,207,232
 -----------------------------------------------------------------------------
  TOTAL INCOME                                                      5,275,473
 -----------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                     870,444
  Distribution fees                                                   389,256
  Authorized dealer service fees                                      330,683
  Transfer agent fees                                                 240,896
  Custodian fees                                                      116,809
  Professional fees                                                    71,466
  Registration fees                                                    20,510
  Amortization of deferred organization expenses                       13,432
  Trustee fees                                                          1,961
  Other                                                               100,880
 -----------------------------------------------------------------------------
  TOTAL EXPENSES                                                    2,156,337
 -----------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by Goldman Sachs       (722,056)
 -----------------------------------------------------------------------------
  NET EXPENSES                                                      1,434,281
 -----------------------------------------------------------------------------
  NET INVESTMENT INCOME                                             3,841,192
 -----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, FUTURES AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
  Investment transactions                                          13,062,453
  Futures transactions                                                273,218
  Foreign currency related transactions                               (14,059)
  Net change in unrealized gain (loss) on:
  Investments                                                       2,303,770
  Futures                                                             (60,318)
  Translation of assets and liabilities denominated in foreign
  currencies                                                            7,803
 -----------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT FUTURES AND
  FOREIGN CURRENCY TRANSACTIONS                                    15,572,867
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $19,414,059
 -----------------------------------------------------------------------------

 (a)  Taxes withheld on dividends were $909.

 (b)  Taxes withheld on interest were $3,594.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   13

GOLDMAN SACHS BALANCED FUND
Statements of Changes in Net Assets

                                                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                            JANUARY 31, 1998  JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income                         $  3,841,192       $ 2,322,774
  Net realized gain on investment and
  futures transactions                            13,335,671         3,956,460
  Net realized (loss) gain on foreign
  currency related transactions                      (14,059)           12,575
  Net change in unrealized gain on
  investments and futures                          2,243,452         5,023,032
  Net change in unrealized gain (loss) on
  translation of assets and liabilities
  denominated in foreign currencies                    7,803           (12,568)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 19,414,059        11,302,273
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                  (3,280,878)       (2,259,972)
  Class B shares                                    (212,816)          (13,466)
  Class C shares                                     (37,737)               --
  Institutional shares                               (51,094)               --
  Service shares                                        (160)               --
  In excess of net investment income
  Class A shares                                          --            (7,504)
  Class B shares                                        (503)               --
  Class C shares                                      (6,260)               --
  Institutional shares                               (19,503)               --
  Service shares                                         (42)               --
  From net realized gain on investment and
  futures transactions
  Class A shares                                  (8,192,911)       (3,654,841)
  Class B shares                                    (995,615)          (77,400)
  Class C shares                                    (180,689)
  Institutional shares                              (164,436)               --
  Service shares                                        (530)               --
  In excess of net realized gain on in-
  vestment and futures transactions
  Class C shares                                  (146,227)                 --
  Institutional shares                            (259,970)                 --
  Service shares                                      (321)                 --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (13,549,692)       (6,013,183)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares              123,854,644        29,174,047
  Reinvestment of dividends and
  distributions                                   12,247,021         5,694,651
  Cost of shares repurchased                     (20,977,914)       (7,565,668)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                        115,123,751        27,303,030
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                 120,988,118        32,592,120
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                               83,520,127        50,928,007
 ------------------------------------------------------------------------------
  End of year                                   $204,508,245       $83,520,127
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME                                        $    410,404       $   180,204
 ------------------------------------------------------------------------------

14 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND
Notes to Financial Statements
January 31, 1998

 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Balanced Fund (the "Fund"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. At January 31, 1998, the Fund offers five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the last sale price on valua-tion date or, if no sale occurs at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

   The Fund does not amortize premiums on U.S. Government and corporate bonds. In addition, it is the Fund's policy to accrue for estimated capital gains taxes on foreign securities held.

 C. MORTGAGE DOLLAR ROLLS -- The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and si-multaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the pur-chase of a security and a separate transaction involving a sale.

GOLDMAN SACHS BALANCED FUND
Notes to Financial Statements (continued)
January 31, 1998

 D. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's fi-nancial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering these con-tracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 F. SHORT SECURITIES POSITIONS -- The Fund may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the Fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker. As of January 31, 1998, the Fund has shorted a FHLMC TBA-15 yr. bond with a par value and mar-ket value of $980,000 and $1,006,578, respectively.

 G. FEDERAL TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net in-vestment income or net realized gain on investment transactions, or from cap-ital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 H. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years.

 I. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Service shares sepa-rately bear a service class fee payable monthly, at an annual rate equal to .50% of the average net assets of the Service class.

                                                     GOLDMAN SACHS BALANCED FUND

 J. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 K. FUTURES CONTRACTS -- The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return.
   Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial mar-gin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund dai-ly, dependent on the daily fluctuations in the value of the contracts, and are recorded as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Opera-tions.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures con-tract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 As of May 1, 1997, the Fund's Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .65% of the average daily net assets of the Fund.

GOLDMAN SACHS BALANCED FUND
Notes to Financial Statements (continued)
January 31, 1998
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses) until further no-tice to the extent such expenses exceed .10% of the average daily net assets of the Fund. Goldman Sachs reimbursed approximately $421,000 during the year ended January 31, 1998. At January 31, 1998 approximately $78,000 is owed to the Fund.
   Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge imposed and has advised the Company that it retained approximately $387,000 during the year ended January 31, 1998.
   The Trust has adopted Distribution Plans (the "Distribution Plans") pursu-ant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of the Fund's average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   For the year ended January 31, 1998, the Distributor has voluntarily agreed to waive approximately $301,000 of its distribution fee attributable to the Class A shares. The Distributor may discontinue or modify this waiver in the future at its discretion.
   The Trust has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Fund pays a fee un-der its Service Plans equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the fund for a fee.
   At January 31, 1998, the Fund owed approximately $108,000, $46,000 $108,000 and $59,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments and futures) for the year ended January 31, 1998, were $342,037,766 and $243,347,462, respectively.
   Included in these amounts are purchases and proceeds of sales or maturities of governmental securities in the amounts of $198,977,099 and $179,540,740, respectively.
   The Fund has recorded a "Receivable for forward foreign currency exchange contracts" resulting from a closed but not settled forward foreign currency exchange contract of $11,555 in the accompanying Statement of Assets and Liabilities.
   For the year ended January 31, 1998, Goldman Sachs earned approximately $25,000 of brokerage commissions from portfolio transactions.

                                                     GOLDMAN SACHS BALANCED FUND

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more re-purchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the Fund had an undivided interest in the repurchase agreements in the following joint ac-count which equaled $21,900,000 in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the correspond-ing underlying securities (including the type of security, market value, in-terest rate and maturity date) were as follows:

                                  PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                    AMOUNT      RATE      DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,    $600,000,000    5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA:
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,             474,200,000    5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATION-
AL,                                200,000,000    5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL,                            270,000,000    5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC:
03/06/98; FFCB: 6.30%, 08/08/07)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,             200,000,000    5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.88%, 08/15/01)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,744,200,000
 ------------------------------------------------------------------------------

GOLDMAN SACHS BALANCED FUND
Notes to Financial Statements (continued)
January 31, 1998

 7. LINE OF CREDIT FACILITY

 The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Fund must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1998, the Fund did not have any borrowings under these facilities.

 8. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the years ended January 31, 1998 and 1997 are as follows:

                                 FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                   JANUARY 31, 1998        JANUARY 31, 1997
                            -------------------------------------------------
                                SHARES       DOLLARS     SHARES      DOLLARS
 ----------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold                 4,149,265  $ 84,252,017  1,529,469  $27,172,279
 Reinvestments of dividends
and distributions              521,497    10,355,369    310,437    5,598,883
 Shares repurchased           (942,243)  (19,021,204)  (446,535)  (7,533,272)
                            -------------------------------------------------
                             3,728,519    75,586,182  1,393,371   25,237,890
 ----------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                 1,042,755    21,328,112    109,171    2,001,768
 Reinvestments of dividends
and distributions               55,971     1,106,250      5,284       95,768
 Shares repurchased            (41,140)     (847,100)    (1,795)     (32,396)
                            -------------------------------------------------
                             1,057,586    21,587,262    112,660    2,065,140
 ----------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                   441,362     9,200,739         --           --
 Reinvestments of dividends
and distributions               14,762       290,280         --           --
 Shares repurchased            (17,257)     (343,901)        --           --
                            -------------------------------------------------
                               438,867     9,147,118         --           --
 ----------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                   422,391     9,058,228         --           --
 Reinvestments of dividends
and distributions               24,982       494,072         --           --
 Shares repurchased            (34,951)     (765,709)        --           --
                            -------------------------------------------------
                               412,422     8,786,591         --           --
 ----------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                       728        15,548         --           --
 Reinvestments of dividends
and distributions                   52         1,050         --           --
 Shares repurchased                 --            --         --           --
                            -------------------------------------------------
                                   780        16,598         --           --
 ----------------------------------------------------------------------------
 NET INCREASE                5,638,174  $115,123,751  1,506,031  $27,303,030
 ----------------------------------------------------------------------------

                                                     GOLDMAN SACHS BALANCED FUND

 9. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Fund reclassified $13,031 from paid-in capital to accumulated undistributed net investment income, $15,113 from accumulated undistributed net investment income to accumulated net realized foreign currency gain and $83 from accumulated undistributed net realized gain on investment and futures transactions to accumulated undis-tributed net investment income.

GOLDMAN SACHS BALANCED FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                         INCOME FROM
                                  INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                                  ------------------------- ------------------------------------------------
                                              NET REALIZED                                      IN EXCESS OF
                                             AND UNREALIZED                         FROM NET    NET REALIZED
                        NET ASSET               GAIN ON                IN EXCESS  REALIZED GAIN   GAIN ON    NET INCREASE
                         VALUE,      NET       INVESTMENT    FROM NET    OF NET   ON INVESTMENT  INVESTMENT   (DECREASE)
                        BEGINNING INVESTMENT  AND FUTURES   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES  IN NET ASSET
                        OF PERIOD   INCOME    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares                 $18.78     $0.57        $2.66        $(0.56)    $   --      $(1.16)       $   --       $ 1.51
  1998 - Class B
  Shares                  18.73      0.50         2.57         (0.42)     (0.02)      (1.16)           --         1.47
  1998 - Class C
  Shares(b)               21.10      0.25         0.24         (0.22)     (0.04)      (0.64)        (0.52)       (0.93)
  1998 - Institutional
  Shares(b)               21.18      0.26         0.32         (0.23)     (0.08)      (0.45)        (0.71)       (0.89)
  1998 - Service
  Shares(b)               21.18      0.22         0.32         (0.22)     (0.06)      (0.72)        (0.44)       (0.90)
 ------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares                  17.31      0.66         2.47         (0.66)        --       (1.00)           --         1.47
  1997 - Class B
  Shares(b)               17.46      0.42         2.34         (0.42)     (0.07)      (1.00)           --         1.27
 ------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares                  14.22      0.51         3.43         (0.50)        --       (0.35)           --         3.09
 FOR THE PERIOD ENDED JANUARY 31,
  1995 - Class A
  Shares(b)               14.18      0.10         0.02         (0.08)        --          --            --         0.04
 ------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A and Class B share activity commenced on October 12, 1994 and May 1, 1996, respectively. Class C, Institutional and Service share activity commenced on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
 (g) Includes the effect of mortgage dollar roll transactions.

22  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     GOLDMAN SACHS BALANCED FUND

                                                                                     RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                        OF FEES OR EXPENSE LIMITATIONS
                                                                                     -----------------------------------
                                                                       RATIO OF                              RATIO OF
                                            NET ASSETS   RATIO OF   NET INVESTMENT       RATIO OF         NET INVESTMENT
NET ASSET              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES   INCOME TO        EXPENSES TO       INCOME (LOSS) TO
VALUE, END    TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE   AVERAGE NET       AVERAGE NET          AVERAGE NET
OF PERIOD   RETURN(A)   RATE(G)   RATE(F)   (IN 000S)   NET ASSETS      ASSETS            ASSETS               ASSETS
-------------------------------------------------------------------------------------------------------------------------
  $20.29      17.54%    190.43%    $.0590    $163,636      1.00%         2.94%              1.57%               2.37%
   20.20      16.71     190.43      .0590      23,639      1.76          2.14               2.07                1.83
   20.17       2.49(d)  190.43      .0590       8,850      1.77(c)       2.13(c)            2.08(c)             1.82(c)
   20.29       2.93(d)  190.43      .0590       8,367      0.76(c)       3.13(c)            1.07(c)             2.82(c)
   20.28       2.66(d)  190.43      .0590          16      1.26(c)       2.58(c)            1.57(c)             2.27(c)
-------------------------------------------------------------------------------------------------------------------------
   18.78      18.59     208.11      .0587      81,410      1.00          3.76               1.77                2.99
   18.73      16.22(d)  208.11      .0587       2,110      1.75(c)       2.59(c)            2.27(c)             2.07(c)
-------------------------------------------------------------------------------------------------------------------------
   17.31      28.10     197.10         --      50,928      1.00          3.65               1.90                2.75
-------------------------------------------------------------------------------------------------------------------------
   14.22       0.87(d)   14.71         --       7,510      1.00(c)       3.39(c)            8.29(c)            (3.90)(c)
-------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS BALANCED FUND
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees ofGoldman Sachs Trust--Balanced
 Fund:

 We have audited the accompanying statement of assets and liabilities of Goldman Sachs Balanced Fund, one of the portfolios constituting Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statement of investments, as of January 31, 1998, and the related statement of operations and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial high-lights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial high-lights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Balanced Fund as of January 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 March 12, 1998

                                                      GOLDMAN SACHS FUND PROFILE

The Goldman Sachs Balanced Fund


THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Balanced Fund, you can capitalize on Goldman Sachs' history of excellence while benefiting from the firm's leadership in three areas:


1
Global Resources
With more than 10,600 professionals based in 35 offices in 19 countries throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.


2
Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.


3
Risk Management
Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.

     An Investment Idea for the Long Term

     History has shown that an investment composed of a blend of stocks and bonds provides reduced volatility of returns while capturing the appreciation potential of the portion invested in stocks.

     Goldman Sachs Balanced Fund provides investors access to the benefits associated with an investment that is composed of both stocks and bonds. The Fund seeks long-term capital growth and current income through investments in equity and fixed income securities.

     Target Your Needs

     The Goldman Sachs Balanced Fund has a distinct investment objective and a defined place on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without an additional charge. (Please note: in general, greater returns are associated with greater risk.)


--------------------------------------------------------------------------------
     Goldman Sachs Asset Allocation Funds


                              [Fund Risk/Return]
Higher                        Agressive Growth Strategy Portfolio
Risk/Return                   Growth Stratgey Portfolio
                              BALANCED FUND
                              Growth & Income Strategy Portfolio
Lower                         Income Strategy Portfolio
Risk/Return

     For More Information

     To learn more about the Goldman Sachs Balanced Fund and other Goldman Sachs Funds, call your investment professional today.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The Fund's foreign investments and active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use:  March 31, 1998                            BALAR / 59K / 3-98

Goldman Sachs Funds


================================================================================
CORE EQUITY FUNDS                            Annual Report   January 31, 1998
================================================================================


                                             Long-term capital growth potential
                                             through diversified portfolios of
                                             stocks with attractive quantitative
                                             and qualitative rankings.



                                    [GRAPHIC]





                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

MARKET OVERVIEW


                                                 Goldman Sachs CORE Equity Funds


Dear Shareholder,

The world's bourses turned in widely diverse performances in 1997. The U.S. market soared, while Asian markets plummeted. Consistency came in the form of larger cap stocks, which were undeniably the performance leaders over their mid- and small-cap stock brethren.

     o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Early in the year, market volatility resulting from uncertainty regarding Federal Reserve policy eased after economic indicators reassured investors that further rate hikes were unlikely. Renewed investor confidence and a positive economy sent the market soaring through the remainder of the year. Waxing and waning investor sentiment, however, continued to cause a degree of market volatility. Most notably, in October, investor uncertainty helped foster a temporary overreaction to falling Asian markets. The market dropped precipitously, posting the largest single-day decline in nearly a decade. In the aftermath, the market firmed as investors accepted the argument that Asian market weakness would likely have little impact on U.S. companies.

     o International Equity Markets: Market Performances Vary Widely -- In 1997, Europe's overall economic recovery continued, but growth for specific countries was mixed. Political will for European Monetary Union and fundamental themes -- including loose monetary policy and subdued inflation -- helped support stock performance. Conversely, Japan's market turned in lackluster performance. Investors, unnerved by the government's austerity program and a series of corporate bankruptcies, chose to focus on international blue-chip stocks that benefited from the yen's weakness. Additional bad news came in the form of Asia's market woes, which propelled the Tokyo market into a decline. In Asia, markets remained weak throughout the first half of the year. The region's highly leveraged economies were severely impacted in the second half of the year, following a decision by Thai authorities to allow their currency to devalue. In the aftermath, investors saw sharply lower asset prices, higher yields, extreme volatility and widely varying liquidity conditions.

     o Outlook -- Going forward, we believe the fundamental strengths of the U.S. economy will remain intact. However, we believe the domestic market will produce returns close to the historic norm -- a scenario that should be accompanied by more normal levels of volatility. Europe's domestic economy is well positioned to withstand the moderate global shock resulting from Asia's market downturn, as both monetary and fiscal policy underpin Europe's economic growth. In Japan, we are reasonably optimistic about the prospects for the equity market, as it is moderately undervalued relative to interest rates and compared with many of the conventional valuation measures. In Asia, we anticipate further weakness in the markets and currencies, as investors await the reforms that will attract capital back into these markets.

          We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,

          /s/ David B. Ford                       /s/ John P. McNulty

          David B. Ford                           John P. McNulty
          Co-Head, Goldman Sachs                  Co-Head, Goldman Sachs
          Asset Management                        Asset Management

          February 27, 1998

                                                                     FUND BASICS


CORE U.S. Equity Fund
as of January 31, 1998

                             Assets Under Management
                             -----------------------
                                 $674.6 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       164
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSSQX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSSBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSUSX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSELX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSESX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                    Fund Total Return             S&P 500
January 31, 1998                     (based on NAV)(1)             Index(2)
--------------------------------------------------------------------------------
Class A                                    24.96%                  26.92%
Class B                                    24.28%                  26.92%
Class C (8/15/97-1/31/98)                   4.85%                   6.78%
Institutional                              25.76%                  26.92%
Service                                    25.11%                  26.92%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                             Class C
ending 12/31/97     Class A    Class B  (Cumulative)(4) Institutional   Service
--------------------------------------------------------------------------------
Last 12 Months      24.56%     25.57%        N/A           32.67%        32.02%
Five Years          18.47%       N/A         N/A             N/A           N/A
Since Inception     15.31%     23.47%       3.41%          27.95%        26.38%
                   (5/24/91)  (5/1/96)    (8/15/97)       (6/15/95)     (6/7/96)
--------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $28.14 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                     Percentage of
Company Holding                     Total Net Assets       Line of Business
--------------------------------------------------------------------------------
General Electric Co.                      3.8%             Electric Equipment
Exxon Corp.                               2.1%             Energy
Ford Motor Company                        1.8%             Automotive
Philip Morris Co. Inc.                    1.7%             Tobacco
American International Group Inc.         1.6%             Financial Services
Bristol Myers-Squibb Co.                  1.5%             Pharmaceuticals
Microsoft Corp.                           1.5%             Computer Software
Royal Dutch Pete Co.                      1.5%             Energy
AT&T Corp.                                1.5%             Telecommunications
GTE Corporation                           1.5%             Telecommunications
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW


CORE U.S. Equity Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE U.S. Equity Fund for the 12-month period ending January 31, 1998.


     Performance Review: Strong Performance Relative to Peers

     The total returns of the Fund's share classes fared well in the peer rankings for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The Fund's Class A shares, Institutional and Service shares ranked in the top 25% of all funds in the Lipper Growth Fund category (placing 209, 153 and 197, respectively, out of 846 funds. For the five-year period, Class A shares ranked 62 out of 322 funds). Class B shares ranked in the top 30% of all funds (243 out of 846 funds. Class C shares were not ranked because their performance records are less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Sector Allocations

     In general, the Fund's sector exposures stem from the Fund's "bottom-up," individual stock selection process, not from economic forecasts for specific sectors. With this in mind, the Fund had a slight tilt toward defensive, value stocks, and maintained slight underweightings in "pricey" sectors and cyclical sectors.

     Portfolio Highlights

     The CORE investment process includes analysis of each stock based upon its Value, Momentum and Risk characteristics. Throughout the period under review, the Fund placed above-average emphasis on defensive, value-oriented securities. This proved beneficial to performance as large-cap value stocks outperformed large-cap growth stocks over the 12-month period ended January 31, 1998. Furthermore, the qualitative stock insights produced by Goldman Sachs' Global Investment Research Department contributed to strong results.

     Noteworthy company performance spanned a diverse group of sectors.

     o The Fund benefited from its positions in healthcare, as pharmaceutical holdings generated strong returns over the period. These companies included Pfizer Inc. (up 78.97%), Schering Plough Corp. (up 94.51%) and Warner Lambert Co. (up 88.44%).

     o Our bias toward the consumer services sector was rewarded via positions in general merchandisers such as Dayton Hudson Corp. (up 93.66%), as well as building materials and home improvement supplier Home Depot Inc. (up 84.08%).

     o In the financial sector, Morgan Stanley, Dean Witter Discover & Co. (up 7.86% since the position was initiated in November 1997) produced positive results.

                                                            PERFORMANCE OVERVIEW

The Goldman Sachs CORE U.S. Equity Fund seeks long-term capital growth and dividend income by investing in a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================

     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/


                                  ------------
                                  CORE Process
                                  ------------



               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------


     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on value-oriented, lower volatility stocks.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones       /s/ Kent A. Clark          /s/ Victor H. Pinter

     Robert C. Jones           Kent A. Clark              Victor H. Pinter
     Portfolio Manager,        Portfolio Manager,         Portfolio Manager,
     CORE U.S. Equity Fund     CORE U.S. Equity Fund      CORE U.S. Equity Fund


     February 27, 1998

FUND BASICS

CORE Large Cap Growth Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $76.5 Million


                               Number of Holdings
                             -----------------------
                                       136


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GLCGX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCLCX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GLCCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCGIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSCLX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                 Fund Total Return           Russell 1000
January 31, 1998                  (based on NAV)(1)          Growth Index(2)
--------------------------------------------------------------------------------
Class A(4)                              26.57%                   25.58%
Class B (5/1/97-1/31/98)                23.26%                   25.35%
Class C (8/15/97-1/31/98)                4.56%                     N/A
Institutional(4)                        26.67%                   25.58%
Service (5/1/97-1/31/98)                23.56%                   25.35%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell 1000 Growth Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                         Class B           Class C                              Service
ending 12/31/97        Class A(4)    (Cumulative)(5)   (Cumulative)(5)   Institutional(4)   (Cumulative)(5)
-------------------------------------------------------------------------------------------------------------
Last 12 Months          24.81%            N/A               N/A                32.28%              N/A
Five Years              21.92%            N/A               N/A                23.26%              N/A
Since Inception         19.76%          15.92%             1.61%               20.93%            21.29%
                      (11/11/91)       (5/1/97)          (8/15/97)           (11/11/91)         (5/1/97)
-------------------------------------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $12.67 and represents the NAV plus the maximum sales charge of 5.5%.

(4) Performance data for Institutional shares prior to May 1, 1997 (commencement of operations) is that of Class A shares. Class A share performance for such period is that of a predecessor separate account (which converted into Class A shares) adjusted to reflect the higher fees and expenses applicable to the Fund's Class A shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                       Percentage of
Company Holding                       Total Net Assets      Line of Business
--------------------------------------------------------------------------------
Microsoft Corp.                             3.0%            Computer Software
Dayton Hudson Corp.                         2.8%            Department Stores
American International Group Inc.           2.7%            Financial Services
General Electric Co.                        2.7%            Electric Equipment
Intel Corp.                                 2.6%            Semiconductors
The Travelers Group Inc.                    2.5%            Property Insurance
Merrill Lynch Co. Inc.                      2.1%            Financial Services
Best Buy Co. Inc.                           2.0%            Home Products
Pfizer Inc.                                 2.0%            Pharmaceuticals
Abbott Laboratories                         1.8%            Medical Products
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

CORE Large Cap Growth Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Growth Fund for the 12-month period ended January 31, 1998.

     Performance Review: Strong Performance Relative to Benchmark

     For the 12-month period ended January 31, 1998, the Fund's Class A shares generated an average annual total return of 26.57% (based on NAV), outperforming the 25.58% return generated by the Fund's benchmark, the Russell 1000 Growth Index.

     Sector Allocations

     In general, the Fund's sector exposures stem from our bottom-up stock selection process and are not the result of an explicit top-down decision to overweight or underweight any given sector. With this in mind, during the period the Fund was underweighted in consumer services and technology, and overweighted in finance and consumer cyclicals.

     Portfolio Highlights

     The CORE investment process analyzes each stock based upon its Value, Momentum and Risk characteristics. In general, throughout the fiscal year, the Fund had an above-average tilt towards low-risk, "cheaper" securities within the growth universe. This proved beneficial to performance, as large-cap value stocks outperformed large-cap growth stocks over the 12-month period ended January 31, 1998. In addition, qualitative stock recommendations produced by Goldman Sachs' Global Investment Research Department contributed to strong results.

     Noteworthy company performance spanned a diverse group of sectors.

     o The Fund benefited from its positions in healthcare, as pharmaceutical holdings generated strong returns over the period. These companies included Pfizer Inc. (up 78.97%), Schering Plough Corp. (up 94.51%) and Warner Lambert Co. (up 88.44%).

     o Technology holdings contributing to portfolio performance included Compaq Computer Corp. (up 76.84%) and Cisco Systems (up 82.79%).

     o Entertainment holdings Walt Disney & Co. (up 31.33%) and Carnival Inc. (up 52.62%) generated strong returns.

     o In the financial sector, Morgan Stanley, Dean Witter Discover & Co. (up 7.86% since the position was initiated in November 1997) and The Travelers Group Inc. (up 34.88%) produced positive results.

PERFORMANCE OVERVIEW


The Goldman Sachs CORE Large Cap Growth Fund seeks long-term capital growth, primarily by investing in a broadly diversified portfolio of equity securities that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================

     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/

                                  ------------
                                  CORE Process
                                  ------------

               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------

     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on "cheaper," lower volatility stocks within the growth universe.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones          /s/ Kent A. Clark         /s/ Victor H. Pinter

     Robert C. Jones              Kent A. Clark             Victor H. Pinter
     Portfolio Manager,           Portfolio Manager,        Portfolio Manager,
     CORE Large Cap               CORE Large Cap            CORE Large Cap
     Growth Fund                  Growth Fund               Growth Fund

     February 27, 1998

                                                                     FUND BASICS


CORE Small Cap Equity Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $32.7 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       182
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GCSAX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCSBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GCSCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCSIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GCSSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

August 15, 1997-               Fund Total Return                 Russell 2000
January 31, 1998               (based on NAV)(1)                    Index(2)
--------------------------------------------------------------------------------
Class A                               6.37%                          4.99%
Class B                               6.07%                          4.99%
Class C                               6.17%                          4.99%
Institutional                         6.57%                          4.99%
Service                               6.47%                          4.99%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell 2000 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.


================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period
ending 12/31/97       Class A    Class B     Class C   Institutional   Service
--------------------------------------------------------------------------------
Since Inception        2.06%      2.65%       6.67%        8.07%         7.97%
(8/15/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $11.21 and represents the NAV plus the maximum sales charge of 5.5%.


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                  Percentage of
Company Holding                  Total Net Assets       Line of Business
--------------------------------------------------------------------------------
CNB Bancshares Inc.                    1.7%             Financials
BA Merchant Services Inc.              1.3%             Financials
Schweitzer-Mauduit Int.                1.1%             Tobacco
Nationwide Financial Services          1.1%             Life Insurance
Texas Industries Inc.                  1.1%             Mining
TNP Enterprises Inc.                   1.0%             Utilities
Zale Corp.                             1.0%             Consumer Services
Rollins Truck Leasing                  1.0%             Industrial Services
The Scotts Co.                         1.0%             Chemical
Kaydon Corp.                           1.0%             Industrial Machinery
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW


CORE Small Cap Equity Fund


Dear Shareholder,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE Small Cap Equity Fund. This report covers the brief period beginning August 15, 1997 -- the Fund's inception date -- and ending January 31, 1998.


     Performance Review: Strong Performance Relative to Benchmark

     From inception on August 15, 1997 through January 31, 1998, the Fund's Class A shares generated a total return of 6.37% (based on NAV), outperforming the 4.99% return generated by the Fund's benchmark, the Russell 2000 Index.

     Sector Allocations

     In general, the Fund's sector exposures stem from the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors. With this in mind, the Fund favored defensive, value stocks in a slight overweighting to "cheap" sectors -- for example, consumer durables -- and less volatile sectors such as energy. The portfolio maintained a slight underweighting in "pricey" sectors, including consumer nondurables, and cyclical sectors such as basic industry.

     Portfolio Highlights

     The CORE investment process analyzes each stock based upon its Value, Momentum and Risk characteristics. Of these three investment themes, the portfolio had a bias towards defensive, value stocks because of the market's increasing volatility and low risk premiums. Furthermore, the qualitative stock insights produced by Goldman Sachs' Global Investment Research Department also contributed to the Fund's strong performance results.

     o On an individual stock level, the Fund benefited from the performance of many of its top 10 holdings, such as TNP Enterprises Inc. (up 44.16%).

     o An overweight position in finance abetted performance, as thrift institutions and life insurance holdings, including Nationwide Financial Services (up 32.69%) and Sovereign Bancorp (up 20.42%), appreciated during the period under review.

                                                            PERFORMANCE OVERVIEW


The Goldman Sachs CORE Small Cap Equity Fund seeks long-term capital growth by investing primarily in a broadly diversified portfolio of equity securities of U.S. issuers that are included in the Russell 2000 Index at the time of investment.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================


     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/


                                  ------------
                                  CORE Process
                                  ------------

               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------

     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on value-oriented, lower volatility stocks.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones         /s/ Kent A. Clark         /s/ Victor H. Pinter

     Robert C. Jones             Kent A. Clark             Victor H. Pinter
     Portfolio Manager,          Portfolio Manager,        Portfolio Manager,
     CORE Small Cap              CORE Small Cap            CORE Small Cap
     Equity Fund                 Equity Fund               Equity Fund

     February 27, 1998

FUND BASICS


CORE International Equity Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $29.2 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       102
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GCIAX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCIBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GCICX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCIIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GCISX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

August 15, 1997-               Fund Total Return                   MS EAFE
January 31, 1998               (based on NAV)(1)                   Index(2)
--------------------------------------------------------------------------------
Class A                              -7.66%                         -2.78%
Class B                              -7.90%                         -2.78%
Class C                              -7.80%                         -2.78%
Institutional                        -7.45%                         -2.78%
Service                              -7.70%                         -2.78%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a market capitalization weighted composite of securities in 21 developed markets, including Australia, Austria, Belgium, Denmark, Finland, Germany, Hong Kong, Ireland, Italy, Japan and the United Kingdom. Total returns are calculated without dividends reinvested. Investors cannot invest directly in the Index. The Index figures do not reflect any fees or expenses.


================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period
ending 12/31/97         Class A    Class B     Class C  Institutional  Service
--------------------------------------------------------------------------------
Since Inception         -17.07%    -16.78%     -13.18%     -12.06%     -12.20%
(8/15/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $9.77 and represents the NAV plus the maximum sales charge of 5.5%.


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                  Percentage of
Company Holding                  Total Net Assets          Line of Business
--------------------------------------------------------------------------------
Novartis                               4.2%                Healthcare
Telefonica de Espana                   3.2%                Telecommunications
Deutsche Bank                          3.1%                Banking
British Telecom                        3.1%                Telecommunications
Glaxo Wellcome                         2.9%                Healthcare
Hitachi                                2.5%                Electronics
Int'l. Nederland Group                 2.0%                Finance
Matsushita Electrical Ind.             2.0%                Appliances
Barclays                               2.0%                Banking
Aquitaine (ELF)                        2.0%                Energy
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW


CORE International Equity Fund


Dear Shareholder,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE International Equity Fund. This report covers the brief period beginning August 15, 1997 -- the Fund's inception date -- and ending January 31, 1998.

     Performance Review: Value Stock Positions Hurt Performance

     Since inception on August 15, 1997 through January 31, 1998, the Fund's Class A shares generated a total return of -7.66% (based on NAV), compared to a -2.78% return generated by the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE). The Fund lagged its benchmark in large part due to its fluctuating cash position (typical of new funds), a situation that did not allow us to fully participate in or diversify into markets to the extent that we would have ideally wanted.

     Sector Allocations

     The Fund's sector exposures approximated those of the MSCI EAFE Index. In seeking value through stock selection, the Fund modestly overweights and underweights industries relative to the benchmark. In particular, the Fund had underweight positions in the energy and consumer goods sectors and overweight positions in multi-industry, capital equipment and materials sectors. These differences are an outcome of the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors. We intend to maintain a balanced approach by considering all of our investment themes (Value, Momentum and Risk) when making investment decisions.

     Portfolio Outlook

     The Fund's investment approach is objective, disciplined and risk-controlled. As mentioned previously, stock selection focuses on three themes: Value, Momentum and Risk. The strategy has a preference for Value, meaning that stocks that are inexpensive relative to various measures of fundamentals are preferred to those that are expensive on the same measures. Examples of these include Merck (Germany) and Suez-Lyonnaise des Eau (France). Stocks with strong Momentum characteristics, such as Abbey National (United Kingdom)and Aegon (Netherlands) are preferred to stocks with poor Momentum characteristics, while less risky stocks are preferred to more risky stocks (we measure risk by evaluating both company-specific risk -- excluding market risk -- and earnings risk). Over time we expect that adhering to these themes will enable the Fund to outperform its benchmark.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones        /s/ Kent A. Clark      /s/ Victor H. Pinter

     Robert C. Jones            Kent A. Clark          Victor H. Pinter
     Portfolio Manager,         Portfolio Manager,     Portfolio Manager,
     CORE International         CORE International     CORE International
     Equity Fund                Equity Fund            Equity Fund

     February 27, 1998

PERFORMANCE OVERVIEW

The Goldman Sachs CORE International Equity Fund seeks long-term capital appreciation, primarily through equity securities of large-cap companies that are organized or whose securities are principally traded outside the United States.


================================================================================
                      CORE INTERNATIONAL INVESTMENT PROCESS
                     (Computer Optimized, Research Enhanced)
================================================================================


                               -------------------
                                    Forecast
                                     Returns

                                        1
                               -------------------


o    Countries, currencies and individual stocks.

o    Common investment themes (Value, Momentum and Risk).

                                       \/

                               -------------------
                               Construct Efficient
                                   Portfolios

                                        2
                               -------------------

     o    Maximize expected return for a given level of risk.

     o Determine optimal country weights using equity market and currency return forecasts.

     o Construct a portfolio using stock return forecasts and optimal country weights.

     o Mirror benchmark exposures to common risk factors (style and industries).

                                       \/

                               -------------------
                                Monitor Holdings
                                 and Performance

                                        3
                               -------------------

     o    Continually review return forecasts and portfolio risk.

     o    Adjust positions as needed.

     o    Verify sources of value added.

--------------------------------------------------------------------------------

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% in Class A shares) on May 24, 1991. For comparative purposes, the performance of the Fund's bench-mark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered in-dicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 CORE U.S. EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 24, 1991 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]

                            Core U.S. Equity Fund
                                 (Class A)             S&P 500
05/24/1991                          9450                10000
                                    9626                10377
                                    9099                 9902
Jul-91                              9586                10363
                                    9860                10609
                                    9726                10431
                                    9586                10571
                                    9273                10145
                                   10384                11306
Jan-92                             10116                11095
                                   10237                11239
                                    9894                11020
                                   10069                11343
                                   10055                11399
                                    9632                11229
Jul-92                              9847                11688
                                    9625                11449
                                    9773                11583
                                    9827                11623
                                   10277                12019
                                   10381                12167
Jan-93                             10551                12268
                                   10606                12436
                                   10960                12698
                                   10462                12391
                                   10653                12722
                                   10824                12760
Jul-93                             10701                12708
                                   11103                13191
                                   11180                13089
                                   11517                13360
                                   11306                13233
                                   11705                13393
Jan-94                             12147                13848
                                   11979                13472
                                   11438                12885
                                   11735                13050
                                   11720                13264
                                   11461                12939
Jul-94                             11933                13364
                                   12315                13912
                                   11969                13572
                                   12227                13878
                                   11734                13372
                                   11857                13570
Jan-95                             12013                13922
                                   12465                14465
                                   12811                14893
                                   13312                15331
                                   13855                15944
                                   14266                16314
Jul-95                             14833                16855
                                   14883                16898
                                   15474                17611
                                   15358                17547
                                   15878                18318
                                   16035                18671
Jan-96                             16654                19306
                                   16933                19486
                                   17111                19673
                                   17314                19962
                                   17704                20477
                                   17746                20555
Jul-96                             16882                19646
                                   17179                20061
                                   17973                21190
                                   18544                21775
                                   19865                23421
                                   19462                22957
Jan-97                             20620                24392
                                   20682                24583
                                   19904                23573
                                   21053                24978
                                   22203                26499
                                   23220                27686
Jul-97                             25174                29890
                                   23971                28216
                                   25237                29762
                                   24239                28768
                                   25077                30100
                                   25651                30618
Jan-98                             25767                30957



                                       SINCE INCEPTION    FIVE YEARS ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED MAY 24, 1991)
  Excluding sales charges                       16.15%        19.54%   24.96%
  Including sales charges                       15.18%        18.20%   18.07%
 ----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                  24.71%           n/a   24.28%
  Including redemption charges                  22.49%           n/a   18.81%
 ----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15,
  1997)(A)
  Excluding redemption charges                   4.85%(a)        n/a      n/a
  Including redemption charges                   3.80%           n/a      n/a
 ----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED JUNE
  15, 1995)                                     27.17%           n/a   25.76%
 ----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED JUNE 7,
  1996)                                         25.18%           n/a   25.11%
 ----------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                          VALUE

 COMMON STOCKS - 98.4%
  AEROSPACE & DEFENSE - 1.3%
  73,800  Allied-Signal, Inc.            $  2,873,588
  112,000 Coltec Industries, Inc.*          2,618,000
  42,600  United Technologies Corp.         3,477,225
                                         ------------
                                            8,968,813
 ----------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.6%
  149,500 Caterpillar, Inc.                 7,176,000
  73,700  Deere & Co.                       3,887,675
                                         ------------
                                           11,063,675
 ----------------------------------------------------
  AIRLINES - 1.2%
  51,700  America West Holdings Corp.*      1,127,706
  23,400  AMR Corp.*                        2,954,250
  36,600  Delta Air Lines, Inc.             4,176,975
                                         ------------
                                            8,258,931
 ----------------------------------------------------
  APPAREL & TEXTILES - 0.6%
  70,700  Intimate Brands, Inc.             1,789,594
  48,000  Jones Apparel Group, Inc.*        2,088,000
                                         ------------
                                            3,877,594
 ----------------------------------------------------
  APPLIANCES - 0.3%
  49,000  Sunbeam Corp.                     1,858,938
 ----------------------------------------------------
  AUTO/VEHICLE - 3.2%
  234,600 Ford Motor Co.                   11,964,600
  164,600 General Motors Corp.              9,536,513
                                         ------------
                                           21,501,113
 ----------------------------------------------------
  AUTOPARTS - 0.2%
  31,900  Federal-Mogul Corp.               1,435,500
 ----------------------------------------------------
  BANKS - 6.5%
  47,100  Bank of New York, Inc.            2,552,231
  91,000  BankAmerica Corp.                 6,466,688
  61,600  Chase Manhattan Corp.             6,602,750
  25,200  Citicorp                          2,998,800
  25,400  Comerica, Inc.                    2,397,125
  33,600  First Chicago Nbd Corp.           2,507,400
  97,100  First Union Corp.                 4,666,869
  168,763 Nationsbank Corp.                10,125,750
  27,800  US Bancorp.                       3,044,100
  7,600   Wells Fargo & Co.                 2,348,400
                                         ------------
                                           43,710,113
 ----------------------------------------------------
  BUSINESS SERVICES - 0.7%
  47,300  Automatic Data Processing         2,829,131
  71,400  Interim Services Inc.*            1,704,675
                                         ------------
                                            4,533,806
 ----------------------------------------------------

  SHARES  DESCRIPTION                                     VALUE

 COMMON STOCKS - (CONTINUED)
  CHEMICAL PRODUCTS - 2.3%
  77,600  Crompton & Knowles Corp.                  $  2,221,300
  45,100  Dow Chemical Co.                             4,059,000
  77,300  Du Pont (EI) De Nemours & Co.                4,377,113
  81,300  IMC Global, Inc.                             2,621,925
  87,100  Solutia, Inc.                                2,433,356
                                                    ------------
                                                      15,712,694
 ---------------------------------------------------------------
  COMPUTER SOFTWARE - 1.5%
  68,900  Microsoft Corp.*                            10,279,001
 ---------------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 2.2%
  61,700  Sundstrand Corp.                             3,358,794
  111,600 Unisys Corp.*                                1,841,400
  123,300 Xerox Corp.                                  9,910,238
                                                    ------------
                                                      15,110,432
 ---------------------------------------------------------------
  CONGLOMERATES - 0.8%
  39,910  Raytheon Co.*                                2,040,402
  36,200  Textron, Inc.                                2,165,213
  33,000  Tyco International Ltd.                      1,464,375
                                                    ------------
                                                       5,669,990
 ---------------------------------------------------------------
  CONSUMER STAPLES - 2.1%
  42,700  Gillette Co.                                 4,216,625
  126,200 Procter & Gamble Co.                         9,890,925
                                                    ------------
                                                      14,107,550
 ---------------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 5.1%
  157,400 General Motors Corp. Class H                 5,449,975
  39,900  Arrow Electronics, Inc.*                     1,291,763
  328,100 General Electric Co.                        25,427,750
  32,800  Motorola, Inc.                               1,949,550
                                                    ------------
                                                      34,119,038
 ---------------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.2%
  133,000 Compaq Computer Corp.                        3,998,313
  51,700  Hewlett-Packard Co.                          3,102,000
  77,500  International Business Machines, Inc.        7,648,281
                                                    ------------
                                                      14,748,594
 ---------------------------------------------------------------
  ENTERTAINMENT AND LEISURE - 0.9%
  53,842  Walt Disney Co.                              5,737,538
 ---------------------------------------------------------------
  FINANCIAL SERVICES - 4.1%
  58,700  American Express Co.                         4,912,456
  77,100  Case Corp.                                   4,495,894
  135,600 Federal National Mortgage Association        8,373,300
  30,900  Hartford Financial Services Group, Inc.      2,781,000
  109,899 The Travelers Group, Inc.                    5,440,001
                                                    ------------
                                                      26,002,651
 ---------------------------------------------------------------

14  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND


  SHARES  DESCRIPTION                                 VALUE

 COMMON STOCKS - (CONTINUED)
  FOOD & BEVERAGES - 5.1%
  254,000 Archer Daniels Midland Co.            $  5,349,875
  65,000  Campbell Soup Co.                        3,477,500
  136,300 Coca Cola Co.                            8,825,425
  39,500  Dean Foods Co.                           2,266,313
  113,200 Interstate Bakeries Corp.                3,933,700
  113,100 Pepsico, Inc.                            4,078,669
  32,400  Sara Lee Corp.                           1,767,825
  79,900  Unilever N V                             4,559,294
                                                ------------
                                                  34,258,601
 -----------------------------------------------------------
  FOREST PRODUCTS - 1.1%
  80,100  Champion International Corp.             4,100,119
  65,500  International Paper Co.                  2,992,531
                                                ------------
                                                   7,092,650
 -----------------------------------------------------------
  GREETING CARDS - 0.4%
  58,200  American Greetings Corp.                 2,520,788
 -----------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 1.0%
  31,900  Alberto Culver Co. Class B                 945,038
  85,700  Johnson & Johnson Co.                    5,736,544
                                                ------------
                                                   6,681,582
 -----------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.3%
  40,200  Cardinal Health, Inc.                    3,112,988
  120,800 Columbia/HCA Healthcare Corp.            3,020,000
  41,100  Lincare Holdings, Inc.*                  2,512,238
  113,300 Tenet Healthcare Corp.*                  3,908,850
  64,100  Wellpoint Health Networks, Inc.*         3,140,900
                                                ------------
                                                  15,694,976
 -----------------------------------------------------------
  HOTELS & RESTAURANTS - 0.2%
  61,410  Tricon Global Restaurants, Inc.*         1,673,423
 -----------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.4%
  46,600  Cummins-Engine, Inc.                     2,493,100
 -----------------------------------------------------------
  INSURANCE - 3.8%
  50,698  Aegon N V American                       4,803,636
  25,356  Allstate Corp.                           2,244,006
  98,875  American International Group, Inc.      10,907,148
  38,000  Conseco, Inc.                            1,738,500
  54,500  Everest Reinsurance Holdings             2,064,188
  25,800  MBIA, Inc.                               1,670,550
  35,600  Protective Life Corp.                    2,236,125
                                                ------------
                                                  25,664,153
 -----------------------------------------------------------
  INSURANCE-LIFE - 0.1%
  13,100  American Financial Group, Inc.             493,706
 -----------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 0.4%
  61,800  Travelers Property & Casualty Corp.      2,580,150
 -----------------------------------------------------------

  SHARES  DESCRIPTION                           VALUE

 COMMON STOCKS - (CONTINUED)
  MEDIA/ENTERTAINMENT - 0.3%
  82,300  Tele-Communications, Inc.*      $  2,304,400
 -----------------------------------------------------
  MISCELLANEOUS - 0.8%
  84,000  Beverly Enterprises, Inc.*         1,165,500
  145,500 Endesa SA ADR                      2,791,781
  44,700  Fred Meyer, Inc.*                  1,648,313
                                          ------------
                                             5,605,594
 -----------------------------------------------------
  OFFICE FURNISHINGS & SUPPLIES - 1.0%
  56,300  Avery Dennison Corporation         2,526,463
  69,700  Miller Herman Inc.                 4,033,888
                                          ------------
                                             6,560,351
 -----------------------------------------------------
  OIL-INTERNATIONAL - 5.8%
  21,600  Amoco Corp.                        1,757,700
  234,100 Exxon Corp.                       13,885,056
  94,600  Mobil Corp.                        6,444,625
  199,800 Royal Dutch Petroleum             10,239,750
  77,300  Shell Transport & Trading PLC      3,130,650
  66,300  Texaco, Inc.                       3,451,744
                                          ------------
                                            38,909,525
 -----------------------------------------------------
  OIL & GAS - 1.8%
  16,900  Ashland, Inc.                        891,475
  78,400  Phillips Petroleum Co.             3,449,600
  91,100  Sun Company, Inc.                  3,530,125
  45,700  Tenneco, Inc.                      1,853,706
  76,300  USX-Marathon Group, Inc.           2,560,819
                                          ------------
                                            12,285,725
 -----------------------------------------------------
  OIL & GAS-REFINING AND MARKETING -
  0.1%
  30,200  Valero Energy Corp.                  953,188
 -----------------------------------------------------
  OIL & GAS EXPLORATION - 0.3%
  38,200  BJ Services Co.*                   2,313,488
 -----------------------------------------------------
  OIL & GAS SERVICES - 0.9%
  46,900  Camco International, Inc.          2,564,844
  64,800  Ensco International, Inc.          1,757,700
  55,500  Helmerich & Payne, Inc.            1,418,719
                                          ------------
                                             5,741,263
 -----------------------------------------------------
  PHARMACEUTICALS - 7.3%
  65,700  Abbott Laboratories                4,652,381
  50,700  American Home Products Corp.       4,838,681
  57,900  Bergen Brunswig Corp.              2,638,069
  104,200 Bristol Myers Squibb Co.          10,387,438
  60,800  Eli Lilly & Co.                    4,104,000
  84,300  Merck & Co.                        9,884,175
  81,200  Mylan Labs, Inc.                   1,456,525
  56,200  Pfizer, Inc.                       4,604,888
  62,000  Schering-Plough Corp.              4,487,250
  12,800  Warner Lambert Co.                 1,926,400
                                          ------------
                                            48,979,807
 -----------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    15

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                                         VALUE

 COMMON STOCKS - (CONTINUED)
  PUBLISHING - 1.1%
  190,400 Dun & Bradstreet Corp.                        $  6,069,000
  35,400  Meredith Corp.                                   1,387,238
                                                        ------------
                                                           7,456,238
 -------------------------------------------------------------------
  RAILROADS - 0.2%
  32,000  Trinity Industries, Inc.                         1,448,000
 -------------------------------------------------------------------
  RETAIL - 5.8%
  163,600 Best Buy Co., Inc.*                              8,282,250
  34,216  Consolidated Stores Corp.*                       1,407,133
  105,700 Dayton Hudson Corp.                              7,603,794
  77,500  Dillards Inc.                                    2,722,188
  118,200 Federated Department Stores, Inc.*               5,008,725
  87,000  Pier 1 Imports, Inc.                             2,033,625
  101,100 Ross Stores, Inc.                                3,285,750
  94,100  TJX Companies, Inc.                              3,187,638
  151,200 Wal Mart Stores, Inc.                            6,029,100
                                                        ------------
                                                          39,560,203
 -------------------------------------------------------------------
  SAVINGS & LOAN - 0.8%
  91,900  H.F. Ahmanson & Co.                              5,358,919
 -------------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 2.6%
  55,100  Lehman Brothers Holdings, Inc.                   2,992,619
  124,800 Merrill Lynch Co., Inc.                          7,878,000
  114,900 Morgan Stanley, Dean Witter, Discover & Co.      6,707,288
  54,000  PaineWebber Group, Inc.                          1,717,875
                                                        ------------
                                                          19,295,782
 -------------------------------------------------------------------
  SEMICONDUCTORS - 1.4%
  32,000  Dallas Semiconductor Corp.                       1,512,000
  96,200  Intel Corp.                                      7,792,200
                                                        ------------
                                                           9,304,200
 -------------------------------------------------------------------
  STEEL - 0.8%
  68,000  AK Steel Holding Corp.                           1,215,500
  247,400 Bethlehem Steel Corp.*                           2,443,075
  71,500  British Steel PLC ADR                            1,595,344
                                                        ------------
                                                           5,253,919
 -------------------------------------------------------------------
  SUPERMARKETS - 1.6%
  41,200  Albertson's, Inc.                                1,964,725
  109,400 Kroger Co.*                                      4,280,275
  66,867  Safeway, Inc.*                                   4,442,476
                                                        ------------
                                                          10,687,476
 -------------------------------------------------------------------

  SHARES  DESCRIPTION                            VALUE

 COMMON STOCKS - (CONTINUED)
  TELECOMMUNICATIONS - 5.7%
  105,200 Ameritech Corp.                  $  4,517,025
  162,000 AT&T Corp.                         10,145,250
  48,700  Bellsouth Corp.                     2,949,394
  185,700 GTE Corp.                          10,132,256
  100,100 MCI Communications Corp.            4,648,394
  51,200  Sprint Corp.                        3,040,000
  87,500  Worldcom, Inc.*                     3,133,594
                                           ------------
                                             38,565,913
 ------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 1.0%
  125,000 Telecom Argentina ADR               3,921,875
  80,400  Valassis Communications, Inc.*      2,773,800
                                           ------------
                                              6,695,675
 ------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS -
  0.3%
  29,100  Goodyear Tire & Rubber Co.          1,822,388
 ------------------------------------------------------
  TOBACCO - 2.0%
  271,200 Philip Morris Co., Inc.            11,254,800
  75,600  RJR Nabisco Holdings Corp.          2,381,400
                                           ------------
                                             13,636,200
 ------------------------------------------------------
  TRUCKING - 0.5%
  22,100  Airborne Freight Corp.              1,571,863
  58,800  Ryder System, Inc.                  1,969,800
                                           ------------
                                              3,541,663
 ------------------------------------------------------
  TRUCKING & LOGISTICS - 0.4%
  45,900  FDX Corp.*                          2,986,369
 ------------------------------------------------------
  UTILITIES - 4.3%
  25,400  Aptargroup, Inc.                    1,295,400
  51,400  Cinergy Corp.                       1,773,300
  45,300  Columbia Energy Group               3,437,138
  95,200  Dominion Resources, Inc.            3,796,100
  26,200  DQE Inc.                              856,413
  74,900  Duke Energy Corp.                   4,058,644
  126,200 Edison International                3,391,625
  46,800  FPL Group, Inc.                     2,685,150
  91,000  Texas Utilities Co.                 3,742,375
  126,100 Unicom Corp.                        3,909,100
                                           ------------
                                             28,945,245
 ------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $514,222,914)                      $664,060,631
 ------------------------------------------------------

16  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

  PRINCIPAL
  AMOUNT     DESCRIPTION                                                VALUE

 U.S. TREASURY OBLIGATIONS - 0.1%
  $ 980,000  U.S. Treasury Bills 5.12% - 5.16%, 02/05/98 -
             02/12/98(b)                                          $    978,512
 -----------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $978,512)                                                 $    978,512
 -----------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.8%
  $5,300,000 Joint Repurchase Agreement Account 5.64%, 02/02/98
             (b)                                                  $  5,300,000
 -----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $5,300,000)                                               $  5,300,000
 -----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $520,501,426) (A)                                         $670,339,143
 -----------------------------------------------------------------------------

 ---------

 FEDERAL INCOME TAX INFORMATION:
  Gross
  unrealized gain
  for investments
  in which value
  exceeds cost    $158,475,782
  Gross
  unrealized loss
  for investments
  in which cost
  exceeds value     (8,650,138)
 ------------------------------
  Net unrealized
  gain            $149,825,644
 ------------------------------

 Futures contracts open at January 31, 1998 are as follows:

                 Number of
                 Contracts Settlement Unrealized
      Type       Long (c)    Month       Gain
  -------------  --------- ---------- ----------
  S&P 500 Index      22    March 1998  $82,636
 -----------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $520,513,499.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $5,350,264 and $5,432,900, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   17

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% and redemption charges of 5.0% for Class A and B, respectively and at NAV for the Institutional and Service Classes) on May 1, 1997. For comparative purposes, the performance of the Fund's benchmark (Russell 1000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market condi-tions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE LARGE CAP GROWTH FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 1, 1997 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]


                  Core Large Cap                                Core Large Cap           Core Large Cap          Core Large Cap
                   Growth Fund         Russell 1000               Growth Fund              Growth Fund             Growth Fund
                    (Class A)          Growth Index                 Class B            Institutional Class        Service Class
05/01/1997              9450                10000                     10000                   10000                    10000
May-97                  9972                10722                     10540                   10550                    10550
Jun-97                 10425                11151                     11020                   11040                    11030
Jul-97                 11295                12137                     11940                   11950                    11940
Aug-97                 10983                11427                     11610                   11630                    11610
Sep-97                 11474                11989                     12120                   12150                    12120
Oct-97                 11096                11545                     11700                   11750                    11720
Nov-97                 11342                12036                     11960                   12020                    11970
Dec-97                 11485                12171                     12109                   12172                    12129
Jan-98                 11700                12535                     11809                   12389                    12356


                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED MAY 1, 1997)
  Excluding sales charges            23.79%
  Including sales charges            17.00%
 --------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1997)
  Excluding redemption charges       23.26%
  Including redemption charges       18.09%
 --------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        4.56%
  Including redemption charges        3.53%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED MAY 1, 1997)            23.89%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  MAY 1, 1997)                       23.56%
 --------------------------------------------------

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                           VALUE
 COMMON STOCKS - 94.1%
  ADVERTISING/MARKETING - 0.6%
  12,500 Valassis Communications, Inc.*   $   431,250
 ----------------------------------------------------
  AEROSPACE & DEFENSE - 1.0%
  19,400 Coltec Industries, Inc.*             453,475
  10,000 Gulfstream Aerospace Corp.*          340,645
                                          -----------
                                              794,120
 ----------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.5%
  13,600 Caterpillar, Inc.                    652,800
  8,600  Dover Corp.                          292,938
  7,000  New Holland NV                       176,313
                                          -----------
                                            1,122,051
 ----------------------------------------------------
  AIRLINES - 2.0%
  9,700  America West Holdings Corp.*         211,581
  4,500  Delta Air Lines, Inc.                513,563
  9,000  UAL Corp.*                           799,875
                                          -----------
                                            1,525,019
 ----------------------------------------------------
  APPAREL & TEXTILES - 1.2%
  20,600 Footstar, Inc.*                      551,050
  8,600  Jones Apparel Group, Inc.*           374,100
                                          -----------
                                              925,150
 ----------------------------------------------------
  APPLIANCES - 0.4%
  8,500  Sunbeam Corp.                        322,469
 ----------------------------------------------------
  AUTO/VEHICLE - 0.8%
  3,500  Ford Motor Co.                       178,500
  7,400  General Motors Corp.                 428,738
                                          -----------
                                              607,238
 ----------------------------------------------------
  AUTOPARTS - 0.2%
  3,600  Federal-Mogul Corp.                  162,000
 ----------------------------------------------------
  BANKS - 0.6%
  3,500  BankAmerica Corp.                    248,719
  3,400  Nationsbank Corp.                    204,000
                                          -----------
                                              452,719
 ----------------------------------------------------
  BUSINESS SERVICES - 0.4%
  11,500 Interim Services, Inc.*              274,563
  7,200  Medaphis Corp.*                       57,375
                                          -----------
                                              331,938
 ----------------------------------------------------
  CHEMICAL PRODUCTS - 1.2%
  3,200  Dow Chemical Co.                     288,000
  14,600 Solutia, Inc.                        407,888
  14,300 Wellman, Inc.                        256,506
                                          -----------
                                              952,394
 ----------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  COMPUTER PERIPHERALS - 0.3%
  8,400  Banctec, Inc.*                          $   214,725
 -----------------------------------------------------------
  COMPUTER SOFTWARE & SERVICES - 4.5%
  18,300 Cadence Design System, Inc.*                512,400
  4,800  Computer Associates International           255,300
  9,100  Electronic Data Systems Corp.               378,788
  15,600 Microsoft Corp.*                          2,327,325
                                                 -----------
                                                   3,473,813
 -----------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 2.2%
  13,200 Ingram Micro, Inc.*                         367,950
  14,200 Tech Data Corp.*                            601,725
  16,000 Unisys Corp.*                               264,000
  5,900  Xerox Corp.                                 474,213
                                                 -----------
                                                   1,707,888
 -----------------------------------------------------------
  CONGLOMERATES - 0.4%
  7,500  Tyco International Ltd.                     332,813
 -----------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 1.3%
  9,800  ACX Technologies, Inc.*                     227,850
  19,300 Hanson PLC ADR                              429,425
  6,800  USG Corp.*                                  357,850
                                                 -----------
                                                   1,015,125
 -----------------------------------------------------------
  CONSUMER STAPLES - 3.4%
  7,500  Corning, Inc.                               255,000
  11,300 Gillette Co.                              1,115,875
  16,100 Procter & Gamble Co.                      1,261,838
                                                 -----------
                                                   2,632,713
 -----------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 5.1%
  21,000 General Motors Corp. Class H                727,125
  10,500 Arrow Electronics, Inc.*                    339,938
  3,300  Avid Technology, Inc.*                       96,113
  26,700 General Electric Co.                      2,069,250
  7,300  Motorola, Inc.                              433,894
  4,200  Tellabs, Inc.*                              214,988
                                                 -----------
                                                   3,881,308
 -----------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.7%
  28,600 Compaq Computer Corp.                       859,706
  8,200  Hewlett-Packard Co.                         492,000
  2,600  International Business Machines, Inc.       256,588
  9,400  Sun Microsystems, Inc.*                     450,613
                                                 -----------
                                                   2,058,907
 -----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.4%
  9,500  Carnival Corp.                              530,219
  11,300 Walt Disney Co.                           1,204,156
                                                 -----------
                                                   1,734,375
 -----------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   19

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                VALUE
 COMMON STOCKS - (CONTINUED)
  EXPRESS DELIVERY - 0.2%
  2,800  Federal Express Corp.*                $   182,175
 ---------------------------------------------------------
  FINANCIAL SERVICES - 0.6%
  5,700  American Express Co.                      477,019
 ---------------------------------------------------------
  FOOD & BEVERAGES - 2.6%
  17,100 Archer Daniels Midland Co.                360,169
  19,500 Coca Cola Co.                           1,262,625
  9,600  Interstate Bakeries Corp.                 333,600
                                               -----------
                                                 1,956,394
 ---------------------------------------------------------
  FOREST PRODUCTS - 0.6%
  5,600  Aracruz Celulose S.A. ADR                  78,400
  7,900  Champion International Corp.              404,381
                                               -----------
                                                   482,781
 ---------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 1.2%
  10,100 Alberto Culver Co. Class B                299,213
  9,800  Johnson & Johnson                         655,988
                                               -----------
                                                   955,201
 ---------------------------------------------------------
  HEALTHCARE MANAGEMENT - 3.7%
  33,600 Beverly Enterprises, Inc.*                466,200
  18,500 Biomet, Inc.                              529,563
  29,100 Columbia/HCA Healthcare Corp.             727,500
  3,400  Lincare Holdings, Inc.*                   207,840
  12,500 Tenet Healthcare Corp.*                   431,250
  9,500  Wellpoint Health Networks, Inc.*          465,500
                                               -----------
                                                 2,827,853
 ---------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.3%
  3,300  Kennametal, Inc.                          162,319
  1,900  Tecumseh Products Co.                      90,725
                                               -----------
                                                   253,044
 ---------------------------------------------------------
  INSURANCE - 0.5%
  2,200  AMBAC Financial Group, Inc.               104,638
  6,000  Conseco, Inc.                             274,500
                                               -----------
                                                   379,138
 ---------------------------------------------------------
  INSURANCE-LIFE - 3.1%
  4,200  Protective Life Corp.                     263,813
  3,750  Sunamerica, Inc.                          150,703
  38,038 The Travelers Group, Inc.               1,882,881
                                               -----------
                                                 2,297,397
 ---------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 3.4%
  18,900 American International Group, Inc.      2,084,906
  10,200 Travelers Property & Casualty Corp.       425,850
                                               -----------
                                                 2,510,756
 ---------------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  OFFICE FURNISHINGS & SUPPLIES - 1.0%
  7,300  Avery Dennison Corp.                    $   327,588
  2,900  Herman Miller, Inc.                         167,838
  9,300  Ikon Office Solutions, Inc.                 292,950
                                                 -----------
                                                     788,376
 -----------------------------------------------------------
  OIL & GAS - 0.5%
  9,500  Sun Company, Inc.                           368,125
 -----------------------------------------------------------
  OIL & GAS EXPLORATION - 0.2%
  16,800 Santa Fe Energy Resources, Inc.*            176,400
 -----------------------------------------------------------
  OIL & GAS SERVICES - 2.0%
  9,100  Camco International, Inc.                   497,656
  19,300 Ensco International, Inc.                   523,513
  7,400  Global Marine, Inc.*                        169,738
  8,800  Marine Drilling Companies, Inc.*            158,400
  3,600  Norsk Hydro A/S ADR                         162,000
                                                 -----------
                                                   1,511,307
 -----------------------------------------------------------
  PHARMACEUTICALS - 9.5%
  19,700 Abbott Laboratories                       1,395,006
  5,400  American Home Products Corp.                515,363
  15,100 Bergen Brunswig Corp.                       687,998
  6,900  Eli Lilly & Co.                             465,750
  6,500  Guidant Corp.                               417,625
  4,700  Merck & Co.                                 551,075
  18,600 Mylan Labs, Inc.                            333,638
  18,400 Pfizer, Inc.                              1,507,650
  10,100 Schering-Plough Corp.                       730,988
  4,500  Warner Lambert Co.                          677,250
                                                 -----------
                                                   7,282,343
 -----------------------------------------------------------
  PUBLISHING - 1.1%
  27,300 Dun & Bradstreet Corp.                      870,188
 -----------------------------------------------------------
  RAILROADS - 0.7%
  8,900  Kansas City Southern Industries, Inc.       266,444
  6,300  Trinity Industries, Inc.                    285,075
                                                 -----------
                                                     551,519
 -----------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.5%
  8,700  Mattel, Inc.                                352,350
 -----------------------------------------------------------
  RETAIL - 12.0%
  30,200 Best Buy Co., Inc.*                       1,528,875
  5,259  CVS Corp.                                   344,793
  29,400 Dayton Hudson Corp.                       2,114,963
  9,600  Ethan Allen Interiors, Inc.                 459,600
  13,400 Federated Department Stores, Inc.*          567,825
  14,750 Fred Meyer, Inc.*                           543,906
  19,300 Pier 1 Imports, Inc.                        451,138
  13,300 Proffitt's, Inc.*                           390,688
  22,600 Ross Stores, Inc.                           734,500
  7,950  The Gap, Inc.                               310,547
 -----------------------------------------------------------

20  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

  SHARES DESCRIPTION                                        VALUE
 COMMON STOCKS - (CONTINUED)
  RETAIL - (CONTINUED)
  8,100  Tiffany & Co.                                 $   313,875
  14,100 TJX Companies, Inc.                               477,638
  12,600 Wal Mart Stores, Inc.                             502,425
  14,800 Zale Corp.*                                       362,600
                                                       -----------
                                                         9,103,373
 -----------------------------------------------------------------
  SAVINGS & LOAN - 1.1%
  29,900 Dime Bancorp., Inc.                               837,200
 -----------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 4.9%
  5,400  Donaldson, Lufkin & Jenrette, Inc.                379,688
  6,600  Lehman Brothers Holdings, Inc.                    358,463
  25,000 Merrill Lynch Co., Inc.                         1,578,125
  18,500 Morgan Stanley, Dean Witter, Discover & Co.     1,079,938
  12,700 PaineWebber Group, Inc.                           404,019
                                                       -----------
                                                         3,800,233
 -----------------------------------------------------------------
  SEMICONDUCTORS - 3.1%
  24,600 Intel Corp.                                     1,992,600
  12,700 National Semiconductor Corp.*                     357,188
                                                       -----------
                                                         2,349,788
 -----------------------------------------------------------------
  STEEL - 1.1%
  14,500 AK Steel Holding Corp.                            259,188
  51,500 Bethlehem Steel Corp.*                            508,563
  4,500  British Steel PLC ADR                             100,406
                                                       -----------
                                                           868,157
 -----------------------------------------------------------------
  SUPERMARKETS - 1.6%
  9,500  Kroger Co.*                                       371,688
  13,100 Safeway, Inc.*                                    870,331
                                                       -----------
                                                         1,242,019
 -----------------------------------------------------------------
  TELECOMMUNICATIONS - 2.6%
  16,200 GTE Corp.                                         883,913
  17,100 MCI Communications Corp.                          794,081
  10,500 Telecom Argentina ADR                             329,438
                                                       -----------
                                                         2,007,432
 -----------------------------------------------------------------
  TOBACCO - 2.5%
  32,900 Philip Morris Co., Inc.                         1,365,350
  16,400 RJR Nabisco Holdings Corp.                        516,600
                                                       -----------
                                                         1,881,950
 -----------------------------------------------------------------
  TRUCKING - 0.9%
  6,600  Hertz Corp.                                       264,000
  16,000 Navistar International Corp.*                     432,000
                                                       -----------
                                                           696,000
 -----------------------------------------------------------------

  SHARES     DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  UTILITIES - 0.4%
  4,200      Columbia Energy Group                    $   318,675
 ----------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $66,994,976)                                  $72,005,208
 ----------------------------------------------------------------
  PRINCIPAL
  AMOUNT     DESCRIPTION
  U.S. TREASURY OBLIGATIONS - 0.3%
  $225,000   U.S. Treasury Bill,
             5.16%, 02/12/98(b)                       $   224,727
 ----------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $224,727)                                     $   224,727
 ----------------------------------------------------------------
  REPURCHASE AGREEMENT - 2.8%
  $2,100,000 Joint Repurchase Agreement Account (b)
             5.64%, 02/02/98                          $ 2,100,000
 ----------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $2,100,000)                                   $ 2,100,000
 ----------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $69,319,703)(A)                               $74,329,935
 ----------------------------------------------------------------

 FEDERAL INCOME TAX INFORMATION:

  Gross
  unrealized gain
  for investments
  in which value
  exceeds cost    $ 6,357,270
  Gross
  unrealized loss
  for investments
  in which cost
  exceeds value    (1,431,894)
 -----------------------------
  Net unrealized
  gain            $ 4,925,376
 -----------------------------

 Futures contracts open at January 31, 1998 are as follows:

                          NUMBER OF
                          CONTRACTS                   SETTLEMENT                   UNREALIZED
      TYPE                 LONG(C)                      MONTH                         GAIN
 --------------------------------------------------------------------------------------------
  S&P 500 Index                8                      March 1998                     $9,042
 --------------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $69,404,559.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $1,966,558 and $1,975,600, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of ac-tivity and not a measure of market risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   21

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary

January 31, 1998

 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% per Class A and redemp-tion charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997. For comparative purposes, the performance of the Fund's benchmark (Russell 2000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their origi-nal cost. Performance of Class C shares will vary due to differences in fees and loads.

 CORE SMALL CAP EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]

                  CORE Small Cap                      CORE Small Cap  CORE Small Cap   CORE Small Cap       CORE Small Cap
                   Equity Fund                         Equity Fund      Equity Fund      Equity Fund          Equity Fund
                    (Class A)      Russell 2000 Index    Class B       Class C Fund  Institutional Class     Service Class
08/15/1997             9500               10000          10000               10000            10000               10000
Aug-97                 9707               10284          10260               10260            10270               10260
Sep-97                10340               11037          10940               10940            10950               10950
Oct-97                 9896               10552          10460               10460            10480               10480
Nov-97                 9849               10484          10400               10400            10430               10420
Dec-97                10206               10667          10767               10767            10807               10797
Jan-98                10054               10499          10105               10516            10657               10647


                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED AUGUST 15, 1997)
  Excluding sales charges             6.37%
  Including sales charges             0.54%
 --------------------------------------------------
  CLASS B (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        6.07%
  Including redemption charges        1.05%
 --------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        6.17%
  Including redemption charges        5.16%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED AUGUST 15, 1997)         6.57%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  AUGUST 15, 1997)                    6.47%
 --------------------------------------------------

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                               VALUE
 COMMON STOCKS - 94.1%
  AEROSPACE & DEFENSE - 1.1%
  3,800  AAR Corp.                            $   172,900
  3,000  Alliant Techsystems, Inc.*               178,313
                                              -----------
                                                  351,213
 --------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.2%
  6,300  Allied Products Corp.                    145,688
  11,100 Terex Corp.*                             233,794
                                              -----------
                                                  379,482
 --------------------------------------------------------
  AIRLINES - 0.9%
  13,100 America West Holdings Corp.*             285,744
 --------------------------------------------------------
  ALCOHOLIC BEVERAGES - 0.8%
  4,300  Adolph Coors Co. Class B                 136,525
  16,700 The Boston Beer Co., Inc.*               132,556
                                              -----------
                                                  269,081
 --------------------------------------------------------
  APPARREL & TEXTILES - 1.2%
  8,200  Nautica Enterprises, Inc.*               229,600
  3,600  Oxford Industries, Inc.                  108,000
  2,550  Pacific Sunwear of California*            73,313
                                              -----------
                                                  410,913
 --------------------------------------------------------
  AUTO/VEHICLE - 0.6%
  3,700  Budget Group, Inc.*                      129,269
  3,800  Exide Corp.                               83,838
                                              -----------
                                                  213,107
 --------------------------------------------------------
  AUTOPARTS - 1.9%
  2,900  Arvin Industries, Inc.                   100,050
  13,200 Excel Industries, Inc.                   233,475
  6,200  Federal-Mogul Corp.                      279,000
                                              -----------
                                                  612,525
 --------------------------------------------------------
  BANKS - 4.7%
  12,400 CNB Bancshares, Inc.                     542,500
  4,200  Community Bank System, Inc.              130,461
  5,500  First Commonwealth Financial Corp.       168,438
  7,600  First Republic Bank Corp.*               238,925
  3,300  Onbancorp                                230,175
  3,700  Southwest Bancorp of Texas, Inc.*        129,269
  3,400  UST Corp.                                 85,000
                                              -----------
                                                1,524,768
 --------------------------------------------------------

  SHARES DESCRIPTION                                      VALUE
 COMMON STOCKS - (CONTINUED)
  BUSINESS SERVICES - 5.0%
  6,000  AC Nielsen Corp.*                           $   129,750
  12,400 American Business Information, Inc.*            155,000
  26,100 BA Merchant Services, Inc.*                     440,435
  2,900  Bowne & Co., Inc.                               106,394
  6,200  Commonwealth Telephone Enterprises, Inc.*       145,700
  5,000  Corestaff, Inc.*                                122,500
  5,800  Cort Business Services Corp.*                   222,938
  11,500 Interim Services, Inc.*                         274,563
  4,500  Medaphis Corp.*                                  35,859
                                                     -----------
                                                       1,633,139
 ---------------------------------------------------------------
  CHEMICAL PRODUCTS - 3.0%
  4,300  Albemarle Corp.                                  95,138
  4,400  Dexter Corp.                                    179,575
  10,200 The Scotts Co.*                                 321,938
  4,700  Waters Corp.*                                   216,788
  8,500  Wellman, Inc.                                   152,469
                                                     -----------
                                                         965,908
 ---------------------------------------------------------------
  COMMERCIAL PRODUCTS - 0.5%
  5,200  Knoll, Inc.*                                    160,225
 ---------------------------------------------------------------
  COMPUTER SOFTWARE & SERVICES - 1.9%
  6,500  Platinum Technology, Inc.*                      182,000
  9,500  Intersolv, Inc.*                                169,813
  4,900  Synopsys, Inc.*                                 151,583
  7,600  USCS International, Inc.*                       117,800
                                                     -----------
                                                         621,196
 ---------------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 1.3%
  7,100  Banctec, Inc.*                                  181,494
  4,600  Inacom Corp.*                                   115,000
  6,500  Sandisk Corp.*                                  130,000
                                                     -----------
                                                         426,494
 ---------------------------------------------------------------
  CONSTRUCTION MATERIALS - 0.6%
  8,600  Florida Rock Industrial, Inc.                   184,900
 ---------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 2.4%
  5,900  ACX Technologies, Inc.*                         137,175
  7,600  Caci International, Inc.*                       161,500
  9,600  Newpark Resources, Inc.*                        156,000
  4,100  Stone & Webster, Inc.                           158,875
  7,900  US Rentals, Inc.*                               176,763
                                                     -----------
                                                         790,313
 ---------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   23

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                     VALUE
 COMMON STOCKS - (CONTINUED)
  CONSUMER PRODUCTS - 0.5%
  6,100  Herbalife International, Inc.              $   149,450
 --------------------------------------------------------------
  CONSUMER STAPLES - 1.1%
  10,600 Nu Skin Asia Pacific, Inc.*                    245,788
  23,400 Paragon Trade Brands, Inc.*                    112,613
                                                    -----------
                                                        358,401
 --------------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 2.4%
  6,300  Anixter International, Inc.*                   104,736
  3,600  Avid Technology, Inc.*                         104,850
  2,400  Dynatech Corp.*                                112,800
  4,400  Input/Output, Inc.*                             87,450
  2,600  Marshall Industries, Inc.*                      78,325
  2,100  Sanmina Corp.*                                 141,225
  8,500  Unitrode Corp.*                                154,063
                                                    -----------
                                                        783,449
 --------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.0%
  16,400 Ascent Entertainment Group*                    174,250
  20,500 Boyd Gaming Corp.*                             146,063
                                                    -----------
                                                        320,313
 --------------------------------------------------------------
  FINANCIAL SERVICES - 1.7%
  3,400  Americredit Corp.*                              82,450
  5,600  Homeside, Inc.*                                155,400
  3,200  Jeffries Group, Inc.                           123,200
  11,425 Resource Bancshares Mortgage Group, Inc.       184,942
                                                    -----------
                                                        545,992
 --------------------------------------------------------------
  FOOD & BEVERAGES - 1.8%
  5,100  Michael Foods, Inc.                            127,500
  14,900 Pilgrims Pride Corp.                           227,225
  13,700 Ralcorp. Holdings, Inc.*                       228,619
                                                    -----------
                                                        583,344
 --------------------------------------------------------------
  FOREST PRODUCTS - 0.5%
  3,800  United Stationers, Inc.*                       182,875
 --------------------------------------------------------------
  GAMING - 0.3%
  7,100  Grand Casinos, Inc.*                            94,963
 --------------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 0.3%
  2,900  Alberto Culver Co. Class B                      85,913
 --------------------------------------------------------------
  HEALTH SUPPLIES/SERVICES - 0.5%
  3,700  Cohu, Inc.                                     159,100
 --------------------------------------------------------------

  SHARES DESCRIPTION                                VALUE
 COMMON STOCKS - (CONTINUED)
  HEALTHCARE MANAGEMENT - 5.3%
  12,800 American Homepatient, Inc.*           $   297,597
  6,300  Coventry Corp.*                            84,656
  6,993  Integrated Health Services, Inc.          200,175
  4,600  Mariner Health Group, Inc.*                70,725
  4,200  Medimmune, Inc.*                          192,675
  8,700  Novacare, Inc.*                           108,750
  6,500  Oec Medical Systems, Inc.*                143,810
  7,700  Paragon Health Network, Inc.*             142,450
  4,600  Prime Hospitality Corp.*                   86,825
  2,900  Quest Diagnostics, Inc.*                   48,213
  11,600 Sun Healthcare Group, Inc.*               216,050
  6,000  Trigon Healthcare, Inc.*                  149,250
                                               -----------
                                                 1,741,176
 ---------------------------------------------------------
  HOMEBUILDERS - 1.1%
  3,000  Fairfield Communities, Inc.*              126,000
  10,104 Lennar Corp.                              248,175
                                               -----------
                                                   374,175
 ---------------------------------------------------------
  HOTELS & RESTAURANTS - 1.8%
  10,300 Buffets, Inc.*                             94,631
  8,500  Ruby Tuesday, Inc.*                       211,969
  7,000  Showbiz Pizza Time, Inc.*                 172,375
  4,000  Sonic Corp.*                              113,000
                                               -----------
                                                   591,975
 ---------------------------------------------------------
  INDUSTRIAL MACHINERY - 3.0%
  3,100  Applied Power, Inc.                       216,225
  10,300 Commercial Intertech Corp.                198,275
  9,200  Kaydon Corp.                              319,125
  1,400  Nacco Industries, Inc.                    140,613
  1,400  SPX Corp.*                                102,200
                                               -----------
                                                   976,438
 ---------------------------------------------------------
  INSURANCE - 0.3%
  1,700  Capital Re Corp.                          101,256
  90     Medical Assurance, Inc.*                    2,340
                                               -----------
                                                   103,596
 ---------------------------------------------------------
  INSURANCE - LIFE - 3.7%
  2,500  Amerus Life Holdings, Inc.                 85,933
  7,200  Delphi Financial Group, Inc.*             318,600
  5,100  Hartford Life, Inc.                       218,344
  9,600  John Alden Financial Corp.                208,800
  10,000 Nationwide Financial Services, Inc.       366,875
                                               -----------
                                                 1,198,552
 ---------------------------------------------------------

24  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

  SHARES DESCRIPTION                              VALUE
 COMMON STOCKS - (CONTINUED)
  INSURANCE-PROPERTY & CASUALTY - 1.4%
  6,800  Chartwell Re Corp.                  $   230,350
  4,300  Fremont General Corp.                   218,494
                                             -----------
                                                 448,844
 -------------------------------------------------------
  INSURANCE BROKERS - 1.7%
  3,500  Arthur J Gallagher & Co.                129,500
  4,710  Fidelity National Financial, Inc.       135,413
  3,900  First American Financial Corp.          194,025
  3,300  SCPIE Holdings, Inc.                     94,050
                                             -----------
                                                 552,988
 -------------------------------------------------------
  INVESTMENT COMPANIES - 0.4%
  3,700  Piper Jaffray Companies, Inc.           135,050
 -------------------------------------------------------
  MACHINERY - 1.0%
  8,400  Columbus Mckinnon Corp.                 191,100
  5,700  Thomas Industries, Inc.                 124,688
                                             -----------
                                                 315,788
 -------------------------------------------------------
  MEDIA-ENTERTAINMENT - 1.8%
  700    Cablevision Sys Corp.*                   61,863
  10,900 Jones Intercable, Inc.*                 174,400
  8,000  McClatchy Newspapers, Inc.              215,000
  1,500  SFX Broadcasting Inc.*                  129,188
                                             -----------
                                                 580,450
 -------------------------------------------------------
  MINING - 0.3%
  23,000 Hecla Mining Co.*                       106,375
 -------------------------------------------------------
  MISCELLAENOUS - 0.9%
  500    Alltrista Corp.*                         14,344
  4,600  California Water Services Group         134,550
  3,900  Superior Telecom, Inc.                  154,050
                                             -----------
                                                 302,944
 -------------------------------------------------------
  NONFERROUS METALS - 0.9%
  4,100  AFC Cable Systems, Inc.*                116,850
  6,900  Encore Wire Corp.*                      188,888
                                             -----------
                                                 305,738
 -------------------------------------------------------
  OIL & GAS EXPLORATION/SERVICES - 3.6%
  7,200  Barrett Resources Corp.*                201,600
  6,300  Belco Oil & Gas Corp.*                  117,731
  9,800  Benton Oil & Gas Co.*                   121,275
  9,700  Cabot Oil & Gas Corp.                   192,181
  10,300 Marine Drilling Companies, Inc.*        185,400
  8,500  Pool Energy Services Co.*               174,781
  2,100  Seacor Smit, Inc.*                      107,100
  6,700  Seitel, Inc.*                            93,381
                                             -----------
                                               1,193,449
 -------------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  PACKAGING - 0.9%
  5,600  Aptargroup, Inc.                        $   285,600
 -----------------------------------------------------------
  PHARMACEUTICALS - 1.6%
  7,000  Advanced Tissue Sciences, Inc.*              96,250
  6,100  Alpharma, Inc.                              125,431
  7,700  Bindley Western Industries, Inc.            215,119
  4,175  Organogenesis, Inc.*                         92,111
                                                 -----------
                                                     528,911
 -----------------------------------------------------------
  PIPELINES - 0.9%
  5,500  Aquarion Co.                                190,781
  3,500  Oneok, Inc.                                 119,656
                                                 -----------
                                                     310,437
 -----------------------------------------------------------
  RECREATIONAL PRODUCTS - 1.0%
  10,900 Huffy Corp.                                 160,775
  6,800  Russ Berrie and Co., Inc.                   174,675
                                                 -----------
                                                     335,450
 -----------------------------------------------------------
  RETAIL - 7.1%
  6,300  Best Buy Co., Inc.*                         318,938
  4,904  Consolidated Stores Corp.*                  201,677
  4,300  Department 56, Inc.*                        122,281
  4,600  Ethan Allen Interiors, Inc.                 220,225
  5,900  Furniture Brands International, Inc.*       152,294
  6,800  Michaels Stores, Inc.*                      209,100
  8,500  Microage, Inc.*                              92,969
  9,800  Pier 1 Imports, Inc.                        229,075
  6,300  Proffitt's, Inc.*                           185,063
  6,100  Williams-Sonoma, Inc.*                      259,632
  13,600 Zale Corp.*                                 333,200
                                                 -----------
                                                   2,324,454
 -----------------------------------------------------------
  SAVINGS AND LOAN - 2.2%
  4,300  Albank Financial Corp.                      195,113
  5,700  Firstfed Financial Corp.*                   200,213
  17,100 Sovereign Bancorp, Inc.                     318,488
                                                 -----------
                                                     713,814
 -----------------------------------------------------------
  SEMICONDUCTORS - 0.9%
  8,000  California Microwave, Inc.*                 146,000
  4,000  Esterline Technologies Corp.*               137,250
                                                 -----------
                                                     283,250
 -----------------------------------------------------------
  SPECIALTY RETAIL - 1.2%
  3,100  Abercrombie & Fitch Co.*                     96,488
  3,000  Brylane, Inc.*                              149,250
  4,400  Goody's Family Clothing, Inc.*              150,700
                                                 -----------
                                                     396,438
 -----------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   25

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  STEEL - 2.9%
  8,500  AK Steel Holding Corp.                   $   151,934
  6,400  Lone Star Technologies, Inc.*                185,200
  7,800  National Steel Corp.*                        100,425
  5,300  Reliance Steel & Aluminum Corp.              173,244
  7,200  Texas Industries, Inc.                       352,350
                                                  -----------
                                                      963,153
 ------------------------------------------------------------
  SUPERMARKETS - 1.1%
  13,600 Fleming Companies, Inc.                      204,850
  2,800  Whole Foods Market, Inc.*                    140,700
                                                  -----------
                                                      345,550
 ------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.7%
  1,500  Amphenol Corp.*                               80,438
  5,600  Sawtek, Inc.*                                145,950
                                                  -----------
                                                      226,388
 ------------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 1.0%
  3,600  Mobile Telecomm Technology Corp.*             81,225
  12,400 Paging Network, Inc.*                        158,875
  2,800  Premisys Communications, Inc.*                79,975
                                                  -----------
                                                      320,075
 ------------------------------------------------------------
  TEMPORARY HEALTH SERVICES - 0.2%
  3,000  Staffmark, Inc.*                              75,375
 ------------------------------------------------------------
  TIRE AND OTHER RELATED RUBBER PRODUCTS - 0.5%
  3,600  Carlisle Companies, Inc.                     159,300
 ------------------------------------------------------------
  TOBACCO - 1.6%
  6,700  Consolidated Cigar Holdings, Inc.*           161,638
  10,400 Schweitzer-Mauduit International, Inc.       371,800
                                                  -----------
                                                      533,438
 ------------------------------------------------------------
  TRUCK RENTAL - 1.0%
  17,900 Rollins Truck Leasing Corp.                  325,556
 ------------------------------------------------------------
  TRUCKING - 2.6%
  2,600  Airborne Freight Corp.                       184,925
  3,900  Avondale Industries, Inc.*                   110,297
  19,800 Consolidated Freightways Corp.*              293,288
  8,300  Yellow Corp.*                                216,838
                                                  -----------
                                                      805,348
 ------------------------------------------------------------
  UTILITIES-ELECTRIC - 2.4%
  11,600 Public Service Company of
         New Mexico                               $   262,450
  10,200 TNP Enterprises, Inc.                        341,063
  10,900 Calpine Corp.*                               171,675
                                                  -----------
                                                      775,188
 ------------------------------------------------------------

            DESCRIPTION                                               VALUE
 COMMON STOCKS - (CONTINUED)
  TOTAL COMMON STOCKS
  (COST $29,965,522)                                             $30,728,071
 ----------------------------------------------------------------------------
  PRINCIPAL
  AMOUNT    DESCRIPTION                                               VALUE
 U.S. TREASURY OBLIGATIONS - 0.2%
  $65,000   U.S. Treasury Bills 5.12%-5.60%, 02/05/98-02/12/98   $    64,951
 ----------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $64,951)                                                 $    64,951
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 2.5%
  $800,000  Joint Repurchase Agreement Account(b)
            5.64%, 02/02/98                                      $   800,000
 ----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $800,000)                                                $   800,000
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $30,830,473)                                             $31,593,022
 ----------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds
  cost                                                           $ 1,915,825
  Gross unrealized loss for investments in which cost exceeds
  value                                                           (1,213,520)
 ----------------------------------------------------------------------------
  Net unrealized gain                                            $   702,305
 ----------------------------------------------------------------------------

 Futures contracts open at January 31, 1998 are as follows:

                              Number of
                              Contracts               Settlement               Unrealized
         Type                  Long(c)                  Month                     Gain
 ----------------------------------------------------------------------------------------
  S&P 500 Stock Index             9                   March 1998                  $394
 ----------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $30,890,717.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $200,000 and $646,575, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of ac-tivity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

26  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% per Class A and redemp-tion charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997. For comparative purposes, the performance of the Fund's benchmark (Morgan Stanley gross Eu-rope, Australia, Far East Index) is shown. All performance data shown repre-sents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE INTERNATIONAL EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]


                              CORE International    Morgan Stanley   Class B  Fund  Class C Fund  Institutional Class  Service Class
                             Equity Fund (Class A)    Gross EAFE
08/15/1997                        9450                  10000            10000         10000          10000               10000
Aug-97                            9045                   9540             9570          9570           9570                9570
Sep-97                            9405                  10076             9950          9950           9960                9950
Oct-97                            8620                   9304             9110          9120           9130                9120
Nov-97                            8365                   9211             8840          8840           8860                8850
Dec-97                            8293                   9294             8760          8770           8794                8780
Jan-98                            8728                   9722             8749          8128           9255                9230



                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED AU-
  GUST 15, 1997)
  Excluding sales charges            -7.66%
  Including sales charges           -12.72%
 --------------------------------------------------
  CLASS B (COMMENCED AU-
  GUST 15, 1997)
  Excluding redemption
  charges                            -7.90%
  Including redemption
  charges                           -12.51%
 --------------------------------------------------
  CLASS C (COMMENCED AU-
  GUST 15, 1997)
  Excluding redemption
  charges                            -7.80%
  Including redemption
  charges                            -8.72%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED AUGUST 15,
  1997)                              -7.45%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  AUGUST 15, 1997)                   -7.70%
 --------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES  DESCRIPTION                                  VALUE

 COMMON STOCKS - 93.5%
  AUSTRALIAN DOLLAR - 0.5%
  3,200   Coles Myer Ltd. (Retail)*                $   16,146
  16,000  David Jones Ltd. (Retail)*                   17,328
  20,000  News Corporation (Media/Entertainment)      125,986
                                                   ----------
                                                      159,460
 ------------------------------------------------------------
  AUSTRIAN SCHILLING - 1.9%
  650     Creditanstalt Bank (Bank)                    46,192
  750     Va Stahl AG (Steel)                          26,941
  8,350   Z Laenderbank Bank Austria AG (Bank)        471,473
                                                   ----------
                                                      544,606
 ------------------------------------------------------------
  BELGIAN FRANC - 0.8%
  150     Generale de Banque (Bank)                    64,881
  1,700   Tractebel Inv International
          (Conglomerate)                              156,733
                                                   ----------
                                                      221,614
 ------------------------------------------------------------
  BRITISH POUND STERLING - 16.1%
  7,000   Abbey National (Insurance)                  140,558
  19,300  Barclays (Bank)                             581,309
  8,800   Bat Industries (Tobacco)                     80,162
  9,500   British Aerospace (Aerospace &
          Defense)                                    246,589
  29,900  British Petroleum (Oil & Gas)               403,673
  94,800  British Telecom (Telecommunications)        905,352
  57,700  Cable & Wireless (Telecommunications)       546,333
  31,800  Glaxo Wellcome (Pharmaceuticals)            852,939
  19,300  HSBC Holdings (Bank)                        475,888
  22,500  Royal Bank of Scotland Group (Bank)         319,564
  15,900  Tesco (Supermarkets)                        139,907
                                                   ----------
                                                    4,692,274
 ------------------------------------------------------------
  DANISH KRONE - 1.2%
  2,600   Tele Danmark AS (Telecommunications)        168,718
  2,300   Unidanmark (Bank)                           172,313
                                                   ----------
                                                      341,031
 ------------------------------------------------------------
  FINNISH MARKKA - 4.8%
  68,500  Enso OY (Forest Products)                $  555,711
  34,250  Finnair (Airlines)                          307,493
  37,250  Metsa Serla OY (Forest Products)            282,047
  3,100   Nokia AB OY (Electronics)                   241,659
                                                    1,386,910
 ------------------------------------------------------------
  FRENCH FRANC - 6.8%
  5,750   Axa Uap (Insurance)                         476,848
  1,900   Cie Financier de Paribas (Bank)             169,640
  5,100   Elf Aquitaine (Oil & Gas Exploration)       573,799
  1,800   Erid Beghin Say (Consumer Staples)          319,664
  2,300   Rhone Poulenc SA (Chemical Products)        104,925
  1,650   Suez Lyonn Eaux (Bank)                      195,978
  10,550  Usinor (Steel)                              144,730
                                                   ----------
                                                    1,985,584
 ------------------------------------------------------------

  SHARES  DESCRIPTION                                                 VALUE

 COMMON STOCKS - (CONTINUED)
  GERMAN DEUTSCHE MARK - 10.1%
  400     Allianz AG (Insurance)                                  $  119,002
  2,400   Axa Colonia Konz (Insurance)                               222,327
  3,050   BASF AG (Chemical Products)                                103,143
  12,450  Commerzbank AG (Bank)                                      451,949
  14,100  Deutsche Bank AG (Bank)                                    915,809
  5,500   Deutsche Telekom (Telecommunications)                       96,075
  21,865  Deutz AG (Machinery)                                       155,164
  2,100   Fag Kugelfischer (Industrial Machinery)                     26,125
  3,100   Hoechst AG (Pharmaceuticals)                               108,811
  10,600  Merck Kgaa (Pharmaceuticals)                               374,376
  2,600   Siemens AG (Electronics)                                   158,606
  350     Viag AG (Conglomerate)                                     201,567
                                                                  ----------
                                                                   2,932,954
 ---------------------------------------------------------------------------
  HONG KONG DOLLAR - 2.7%
  94,000  Hong Kong Electric (Utility)                               335,931
  68,000  Hong Kong Land Holdings ADR
          (Real Estate)                                              109,290
  7,000   Hutchison Whampoa (Conglomerate)*                           41,166
  63,000  Swire Pacific (Conglomerate)*                              286,623
                                                                  ----------
                                                                     773,010
 ---------------------------------------------------------------------------
  ITALIAN LIRA - 3.6%
  23,700  Banca Comm Italiana (Bank)                                  96,911
  102,600 Fiat SPA (Auto/Vehicle)                                    338,641
  113,600 Ist Naz Ass (Insurance)                                    250,175
  22,000  Istit Fin Ind (Conglomerate)                               363,370
                                                                  ----------
                                                                   1,049,097
 ---------------------------------------------------------------------------
  JAPANESE YEN - 22.2%
  33,000  Citizen Watch Co. (Jewelry)                                233,950
  99      East Japan Railway (Railroads)                             463,222
  67,000  Fuji Bank (Bank)                                           420,166
  31,000  Fujitsu (Computers and Business
          Equipment)                                                 354,076
  87,000  Hino Motors (Industrial Machinery)                         265,215
  91,000  Hitachi (Electronics)                                      716,818
  30,000  Izumiya Co. (Retail)                                       199,685
  64,000  Konica Corporation (Computers and Business Equipment)      326,176
  106,000 Long Credit Bank Japan (Bank)                              237,968
  205,000 Marubeni Corp. (Trading)                                   513,509
  39,000  Matsushita Electric Industries (Retail)                    588,557
  150,000 Mitsubishi Chemical (Chemical Products)                    264,671
  30,000  Nippon Paper Industries (Forest Products)                  134,935
  15      Nippon Telephone Corp. (Telecommunications)                137,682
  52,000  Nissan Motor Co. (Auto/Vehicle)                            231,430
  89,000  Snow Brand Milk (Food & Beverages)                         279,023
  32,000  Takashimaya Co (Retail)                                    247,783
  4,000   Tokyo Electric Power (Utility)                              74,675
  45,000  Toppan Printing Co. (Business Services)                    560,063
  50,000  Toshiba Corp. (Industrial Machinery)                       232,767
                                                                  ----------
                                                                   6,482,371
 ---------------------------------------------------------------------------

28  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                                       VALUE

 COMMON STOCKS - (CONTINUED)
  MALAYSIAN RINGGIT - 1.6%
  793,000 Berjaya Group Berhad (Conglomerate)          $   146,153
  236,000 Lion Land Berhad (Real Estate)                    33,113
  75,000  Malaysia Airline Systems (Airlines)               63,496
  25,000  Malaysia International Shipping (Trucking)        28,775
  26,000  Rothmans Pall Mall (Tobacco)                     205,589
                                                       -----------
                                                           477,126
 -----------------------------------------------------------------
  NETHERLANDS GUILDER - 5.7%
  1,300   Aegon NV (Insurance)                             123,858
  1,900   Asr Verzekeringsgr (Insurance)                   118,112
  12,800  Ing Groep NV (Financial Services)                585,270
  9,200   KLM (Airlines)                                   318,617
  9,000   Kon Hoogovensnv (Steel)                          386,670
  1,900   Philips Electronic (Retail)                      128,105
                                                       -----------
                                                         1,660,632
 -----------------------------------------------------------------
  NORWEGIAN KRONE - 2.0%
  8,000   Bergesen DY AS (Trucking)                        173,115
  2,700   Kvaerner ASA (Agriculture/Heavy Equipment)        95,187
  1,700   Kvaerner ASA (Agriculture/Heavy Equipment)        65,522
  5,400   Norsk Hydro AS (Oil & Gas Services)              242,710
                                                       -----------
                                                           576,534
 -----------------------------------------------------------------
  PORTUGUESE ESCUDO - 0.5%
  7,500   Elec de Portugal (Utility)                       154,964
 -----------------------------------------------------------------
  SINGAPORE DOLLAR - 0.4%
  101,000 National Steel Ltd. (Steel)                       83,651
  7,000   Singapore Airlines (Airlines)                     45,728
                                                       -----------
                                                           129,379
 -----------------------------------------------------------------
  SPANISH PESETA - 4.1%
  2,100   Banco Santander (Bank)                            73,986
  12,800  Iberdrola SA (Utility)*                          193,327
  28,700  Telefonica de Espana
          (Telecommunications)                             937,251
                                                       -----------
                                                         1,204,564
 -----------------------------------------------------------------
  SWEDISH KRONA - 2.4%
  2,100   Incentive AB (Agriculture/Heavy
          Equipment)                                       186,929
  13,700  Skand Enskilda Banken (Bank)                     168,904
  12,600  Volvo AB (Auto/Vehicle)                          344,355
                                                       -----------
                                                           700,188
 -----------------------------------------------------------------
  SWISS FRANC - 6.1%
  230     George Fischer AG (Industrial Machinery)         349,332
  40      Jelmoli Holdings AG (Retail)                      38,747
  460     Novartis AG (Pharmaceuticals)                    785,229
  260     Novartis AG (Pharmaceuticals)                    444,917
  300     Zurich Versicherun (Insurance)                   149,655
                                                       -----------
                                                         1,767,880
 -----------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $27,115,202)                                   $27,240,178
 -----------------------------------------------------------------

  PRINCIPAL
  AMOUNT     DESCRIPTION                               VALUE

 SHORT-TERM OBLIGATIONS - 8.2%
  $2,391,000 State Street Bank & Trust
             Euro Time Deposit 5.563%, 02/02/98   $ 2,391,000
 ------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $2,391,000)                               $ 2,391,000
 ------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $29,506,202) (A)                          $29,631,178
 ------------------------------------------------------------

  FEDERAL INCOME TAX INFORMATION:

  Gross unrealized gain for investments in which value exceeds
  cost                                                          $ 1,572,823
  Gross unrealized loss for investments in which cost exceeds
  value                                                          (1,504,964)
 ---------------------------------------------------------------------------
  Net unrealized gain                                           $    67,859
 ---------------------------------------------------------------------------

  * Non Income Producing.
 (a) The aggregate cost for federal income tax purposes is $29,563,319. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON STOCK INDUSTRY CLASSIFICATIONS
  Aerospace & Defense                     0.8%
  Agriculture/Heavy Equipment             1.2
  Airlines                                2.5
  Auto/Vehicle                            3.1
  Bank                                   16.8
  Business Services                       1.9
  Chemical Products                       1.6
  Computers and Business Equipment        2.3
  Conglomerate                            4.1
  Consumer Staples                        1.1
  Electronics                             3.8
  Financial Services                      2.0
  Food & Beverages                        1.0
  Forest Products                         3.3
  Industrial Machinery                    3.0
  Insurance                               5.5
  Jewelry                                 0.8
  Machinery                               0.5
  Media/Entertainment                     0.4
  Oil & Gas                               1.4
  Oil & Gas Exploration                   2.0
  Oil & Gas Services                      0.8
  Pharmaceuticals                         8.8
  Railroads                               1.6
  Real Estate                             0.5
  Retail                                  4.2
  Steel                                   2.2
  Supermarkets                            0.5
  Telecommunications                      9.7
  Tobacco                                 1.0
  Trading                                 1.8
  Trucking                                0.7
  Utility                                 2.6
 ---------------------------------------------
  TOTAL COMMON STOCKS                    93.5%
 ---------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    29

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Assets and Liabilities
January 31, 1998

                                                                 GOLDMAN SACHS
                                                                     CORE U.S.
                                                                   EQUITY FUND
 ASSETS:

  Investment in securities, at value (identified cost,
  $520,501,426, $69,319,703, $30,830,473 and $29,506,202)         $670,339,143
  Cash                                                                  85,588
  Receivables:
  Investment securities sold                                                --
  Fund shares sold                                                   5,092,731
  Dividends and interest                                               606,916
  Variation margin                                                       3,850
  Deferred organization expenses, net                                       --
  Other assets                                                           7,229
 -----------------------------------------------------------------------------
  TOTAL ASSETS                                                     676,135,457
 -----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                           --
  Forward foreign currency exchange contracts                               --
  Fund shares repurchased                                              306,950
  Amounts owed to affiliates                                         1,099,005
  Variation margin                                                         --
  Accrued expenses and other liabilities                              127,372
 -----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  1,533,327
 -----------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                  520,091,264
  Accumulated undistributed (distributions in excess of) net
  investment income (loss)                                              75,033
  Accumulated undistributed (distributions in excess of) net
  realized gain (loss) on investment and futures transactions        4,515,480
  Accumulated net realized foreign currency loss                            --
  Net unrealized gain on investments and futures                   149,920,353
  Net unrealized loss on translation of assets and liabilities,
  as denominated in foreign currencies                                      --
 -----------------------------------------------------------------------------
  NET ASSETS                                                      $674,602,130
 -----------------------------------------------------------------------------

                                                 CLASS A       CLASS B CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                          14,985,404     2,249,148 238,838
  Net asset and Class A redemption value per
  share(a)                                        $26.59        $26.32  $26.24
  Maximum public offering price per share
  (Class A NAV X 1.0582)                          $28.14        $26.32  $26.24
 -----------------------------------------------------------------------------
                                                         INSTITUTIONAL SERVICE
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                                         7,573,189 295,570
  Net asset value, offering and redemption
  price per share                                               $26.79  $26.53
 -----------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

30  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

         GOLDMAN SACHS           GOLDMAN SACHS               GOLDMAN SACHS
        CORE LARGE CAP          CORE SMALL CAP          CORE INTERNATIONAL
           GROWTH FUND             EQUITY FUND                 EQUITY FUND


           $74,329,935             $31,593,022                 $29,631,178
                99,811                  91,563                   1,303,278
                    --                      --                     261,002
             2,237,097               1,147,846                   1,971,336
                25,623                   8,526                      27,624
                 1,072                      --                         --
                42,438                  45,342                      45,342
               124,918                  40,508                      27,076
 ------------------------------------------------------------------------------
            76,860,894              32,926,807                  33,266,836
 ------------------------------------------------------------------------------


                    --                      --                   3,842,039
                    --                      --                      15,791
                69,803                  52,577                      68,995
               125,260                  48,289                      24,869
                    --                   2,918                          --
               119,678                 162,648                     179,635
 ------------------------------------------------------------------------------
               314,741                 266,432                   4,131,329
 ------------------------------------------------------------------------------


            72,037,383              32,319,133                  29,722,894
               (16,664)                (35,674)                    (11,740)
              (493,840)               (386,027)                   (539,186)
                    --                      --                    (136,569)
             5,019,274                 762,943                     632,463
                    --                      --                    (532,355)
 ------------------------------------------------------------------------------
           $76,546,153             $32,660,375                 $29,135,507
 ------------------------------------------------------------------------------

     CLASS A     CLASS B  CLASS C    CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C
 ----------------------------------------------------------------------------------------
   4,491,866   1,162,113  346,492  1,049,487  942,850  242,025  768,392  295,542  174,438
      $11.97      $11.92   $11.93     $10.59   $10.56   $10.57    $9.22    $9.21    $9.22
      $12.67      $11.92   $11.93     $11.21   $10.56   $10.57    $9.76    $9.21    $9.22
 ----------------------------------------------------------------------------------------

  INSTITUTIONAL   SERVICE     INSTITUTIONAL SERVICE     INSTITUTIONAL SERVICE
 ----------------------------------------------------------------------------
        388,928     9,619           850,858     160         1,920,464     161
         $11.97    $11.95            $10.61  $10.60             $9.24   $9.23
 ----------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  31

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Operations
For the Year Ended January 31, 1998

                                                      GOLDMAN SACHS
                                                          CORE U.S.
                                                        EQUITY FUND
  INVESTMENT INCOME:
  Dividends(a)                                         $  8,627,109
  Interest                                                  756,432
 -------------------------------------------------------------------------------
  TOTAL INCOME                                            9,383,541
 -------------------------------------------------------------------------------
  EXPENSES:
  Management fees                                         3,924,639
  Distribution fees                                       1,051,090
  Authorized dealer service fees                            864,664
  Service class fees                                         27,222
  Transfer agent fees                                       483,534
  Custodian fees                                            149,262
  Professional fees                                          63,446
  Registration fees                                          44,088
  Amortization of deferred organization expenses                 --
  Trustee fees                                                5,519
  Other                                                     131,103
 -------------------------------------------------------------------------------
  TOTAL EXPENSES                                          6,744,567
 -------------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by
  Goldman Sachs                                            (951,935)
 -------------------------------------------------------------------------------
  NET EXPENSES                                            5,792,632
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                            3,590,909
 -------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, FUTURES AND FOREIGN CUR-
  RENCY TRANSACTIONS:
  Net realized gain (loss) from:
  Investment transactions                                50,034,399
  Futures transactions                                    1,626,406
  Foreign currency related transactions                          --
  Net change in unrealized gain (loss) on:
  Investments                                            58,744,545
  Futures                                                    (9,164)
  Translation of assets and liabilities denominated
  in foreign currencies                                          --
 -------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT, FUTURES AND FOREIGN CURRENCY
  TRANSACTIONS:                                         110,396,186
 -------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $113,987,095
 -------------------------------------------------------------------------------

 (a) For the CORE U.S. Equity, CORE Large Cap Growth and CORE International Funds, taxes withheld on dividends were $47,374, $396 and $11,406, re-spectively.
 (b) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

32  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

    GOLDMAN SACHS               GOLDMAN SACHS                             GOLDMAN SACHS
   CORE LARGE CAP              CORE SMALL CAP                        CORE INTERNATIONAL
   GROWTH FUND(B)              EQUITY FUND(B)                            EQUITY FUND(B)

       $  258,531                   $  48,424                                 $  69,116
           50,565                      35,771                                    31,547
 ---------------------------------------------------------------------------------------
          309,096                      84,195                                   100,663
 ---------------------------------------------------------------------------------------
          228,283                      74,140                                    57,835
          103,136                      31,000                                    11,569
           75,661                      14,932                                     5,688
              256                          --                                        --
          108,014                      62,625                                    36,474
           73,860                      35,519                                    57,237
           65,445                      30,526                                    31,272
           57,476                      63,025                                    73,316
            7,562                       4,658                                     4,658
              372                         233                                       284
           40,064                      23,361                                    19,825
 ---------------------------------------------------------------------------------------
          760,129                     340,019                                   298,158
 ---------------------------------------------------------------------------------------
         (440,292)                   (216,739)                                 (212,859)
 ---------------------------------------------------------------------------------------
          319,837                     123,280                                    85,299
 ---------------------------------------------------------------------------------------
          (10,741)                    (39,085)                                   15,364
 ---------------------------------------------------------------------------------------
        1,348,933                    (254,571)                                 (539,186)
           (2,540)                    (21,950)                                       --
               --                          --                                  (150,509)
        5,010,232                     762,549                                   632,463
            9,042                         394                                        --
               --                          --                                  (532,355)
 ---------------------------------------------------------------------------------------
        6,365,667                     486,422                                  (589,587)
 ---------------------------------------------------------------------------------------
       $6,354,926                   $ 447,337                                 $ 574,223
 ---------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   33

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Changes in Net Assets

                                          GOLDMAN SACHS          GOLDMAN SACHS
                                  CORE U.S. EQUITY FUND  CORE U.S. EQUITY FUND
                                     FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                       JANUARY 31, 1998       JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income (loss)             $  3,590,909           $  3,164,879
  Net realized gain (loss) on
  investment and futures
  transactions                               51,660,805             15,032,718
  Net realized loss on foreign
  currency related transactions                      --                     --
  Net change in unrealized gain
  on investments and futures                 58,735,381             49,460,545
  Net change in unrealized loss
  on translation of assets and
  liabilities denominated in
  foreign currencies                                 --                     --
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                113,987,095             67,658,142
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                             (1,575,637)            (1,515,575)
  Class B shares                                     --                 (4,750)
  Class C shares                                     --                     --
  Institutional shares                       (1,709,339)            (1,606,175)
  Service shares                                (33,980)                (6,666)
  In excess of net investment
  income
  Class A shares                                (51,278)                    --
  Class B shares                               (119,427)              (118,421)
  Class C shares                                (23,315)                    --
  Institutional shares                               --                (34,205)
  Service shares                                 (2,900)               (16,030)
  From net realized gain on
  investment, foreign currency
  and futures transactions
  Class A shares                            (30,719,012)            (7,174,235)
  Class B shares                             (3,604,362)              (440,131)
  Class C shares                               (101,633)                    --
  Institutional shares                      (15,675,265)            (4,675,726)
  Service shares                               (556,742)               (68,472)
  In excess of net realized gain
  on investment, foreign
  currency and futures
  transactions
  Class A shares                                     --                     --
  Class B shares                               (633,585)                    --
  Class C shares                               (257,250)                    --
  Institutional shares                               --                     --
  Service shares                                     --                     --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS                              (55,063,725)           (15,660,386)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of
  shares                                    265,252,943            167,209,718
  Reinvestment of dividends and
  distributions                              52,659,270             14,904,237
  Cost of shares repurchased                (98,067,148)           (32,152,494)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM SHARE
  TRANSACTIONS                              219,845,065            149,961,461
 ------------------------------------------------------------------------------
  TOTAL INCREASE                            278,768,435            201,959,217
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                       395,833,695            193,874,478
 ------------------------------------------------------------------------------
  End of period                            $674,602,130           $395,833,695
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                    $     75,033           $         --
 ------------------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

34  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

                 GOLDMAN SACHS                 GOLDMAN SACHS                   GOLDMAN SACHS
    CORE LARGE CAP GROWTH FUND    CORE SMALL CAP EQUITY FUND  CORE INTERNATIONAL EQUITY FUND
          FOR THE PERIOD ENDED          FOR THE PERIOD ENDED            FOR THE PERIOD ENDED
           JANUARY 31, 1998(A)           JANUARY 31, 1998(A)             JANUARY 31, 1998(A)
                   $   (10,741)                  $   (39,085)                    $    15,364
                     1,346,393                      (276,521)                       (539,186)
                            --                            --                        (150,509)
                     5,019,274                       762,943                         632,463
                            --                            --                        (532,355)
 --------------------------------------------------------------------------------------------
                     6,354,926                       447,337                        (574,223)
 --------------------------------------------------------------------------------------------
                       (10,499)                           --                              --
                            --                            --                              --
                            --                            --                              --
                            (3)                           --                         (13,900)
                            --                            --                              --
                            --                            --                          (1,401)
                            --                            --                              --
                          (461)                           --                              --
                            --                            --                              --
                            (2)                           --                              --
                    (1,161,485)                           --                              --
                      (165,444)                           --                              --
                       (16,967)                           --                              --
                           (79)                           --                              --
                        (1,739)                           --                              --
                      (230,942)                      (37,526)                             --
                      (194,227)                      (34,574)                             --
                       (67,511)                       (7,527)                             --
                            --                       (29,872)                             --
                        (1,839)                           (7)                             --
 --------------------------------------------------------------------------------------------
                    (1,851,198)                     (109,506)                        (15,301)
 --------------------------------------------------------------------------------------------
                    79,057,752                    32,949,538                      30,283,218
                     1,734,068                        94,459                          15,251
                    (8,749,395)                     (721,453)                       (573,438)
 --------------------------------------------------------------------------------------------
                    72,042,425                    32,322,544                      29,725,031
 --------------------------------------------------------------------------------------------
                    76,546,153                    32,660,375                      29,135,507
 --------------------------------------------------------------------------------------------
                            --                            --                              --
 --------------------------------------------------------------------------------------------
                   $76,546,153                   $32,660,375                     $29,135,507
 --------------------------------------------------------------------------------------------
                       (16,664)                  $   (35,674)                    $   (11,740)
 --------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    35

GOLDMAN SACHS CORE U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                     INCOME FROM
                              INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ------------------------- -----------------------------------------------------
                                          NET REALIZED                          FROM NET      IN EXCESS OF
                    NET ASSET            AND UNREALIZED            IN EXCESS  REALIZED GAIN NET REALIZED GAIN NET INCREASE/
                     VALUE,      NET     GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT   ON INVESTMENT    (DECREASE)
                    BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES     AND FUTURES    IN NET ASSET
                    OF PERIOD   INCOME    AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS        VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares             $23.32     $0.11        $5.63        $(0.12)    $   --      $(2.35)         $   --           $3.27
  1998 - Class B
  Shares              23.18      0.11         5.44            --      (0.06)      (2.00)           (.35)           3.14
  1998 - Class C
  Shares(b)           27.48      0.03         1.22            --      (0.14)      (0.67)          (1.68)          (1.24)
  1998 - Institu-
  tional Shares       23.44      0.30         5.65         (0.24)     (.01)       (1.33)          (1.02)           3.35
  1998 - Service
  Shares              23.27      0.19         5.57         (0.07)     (.08)       (2.35)             --            3.26
 --------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares              19.66      0.16         4.46         (0.16)        --       (0.80)             --            3.66
  1997 - Class B
  Shares(b)           20.44      0.04         3.70         (0.04)     (0.16)      (0.80)             --            2.74
  1997 - Institu-
  tional Shares       19.71      0.30         4.51         (0.28)        --       (0.80)             --            3.73
  1997 - Service
  Shares(b)           21.02      0.13         3.15         (0.13)     (0.10)      (0.80)             --            2.25
 --------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares              14.61      0.19         5.43         (0.16)        --       (0.41)             --            5.05
  1996 - Institu-
  tional Shares(b)    16.97      0.16         3.23         (0.24)        --       (0.41)             --            2.74
 --------------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares              15.93      0.20        (0.38)        (0.20)        --       (0.94)             --           (1.32)
 --------------------------------------------------------------------------------------------------------------------------
  1994 - Class A
  Shares              15.46      0.17         2.08         (0.17)        --       (1.61)             --            0.47
 --------------------------------------------------------------------------------------------------------------------------
  1993 - Class A
  Shares              15.05      0.22         0.41         (0.22)        --          --              --            0.41
 FOR THE PERIOD ENDED JANUARY 31,
  1992 - Class A
  Shares(b)           14.17      0.11         0.88         (0.11)        --          --              --            0.88
 --------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Sevice share activity commenced on May 24, 1991, May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

36  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

                                                                                     RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                        OF FEES OR EXPENSE LIMITATIONS
                                                                                     -----------------------------------
                                                                       RATIO OF                                    RATIO OF
                                            NET ASSETS   RATIO OF   NET INVESTMENT       RATIO OF               NET INVESTMENT
NET ASSET              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)      EXPENSES TO             INCOME (LOSS) TO
VALUE, END    TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE       AVERAGE NET                  AVERAGE
OF PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS    NET ASSETS          ASSETS                  NET  ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $26.59      24.96%     65.89%    $.0651    $398,393      1.28%         0.51%            1.47%                      0.32%
   26.32      24.28      65.89      .0651      59,208      1.79         (0.05)            1.96                      (0.22)
   26.24       4.85(d)   65.89      .0651       6,267      1.78(c)      (0.21)(c)         1.95(c)                   (0.38)(c)
   26.79      25.76      65.89      .0651     202,893      0.65          1.16             0.82                       0.99
   26.53      25.11      65.89      .0651       7,841      1.15          0.62             1.32                       0.45
------------------------------------------------------------------------------------------------------------------------------
   23.32      23.75      37.78      .0417     225,968      1.29          0.91             1.53                       0.67
   23.18      18.59(d)   37.28      .0417      17,258      1.83(c)       0.06(c)          2.00(c)                   (0.11)(c)
   23.44      24.63      37.28      .0417     148,942      0.65          1.52             0.85                       1.32
   23.27      15.92(d)   37.28      .0417       3,666      1.15(c)       0.69(c)          1.35(c)                    0.49(c)
------------------------------------------------------------------------------------------------------------------------------
   19.66      38.63      39.35         --     129,045      1.25          1.01             1.55                       0.71
   19.71      20.14(d)   39.35         --      64,829      0.65(c)       1.49(c)          0.96(c)                    1.18(c)
------------------------------------------------------------------------------------------------------------------------------
   14.61      (1.10)     56.18         --      94,968      1.38          1.33             1.63                       1.08
------------------------------------------------------------------------------------------------------------------------------
   15.93      15.12      87.73         --      92,769      1.42          0.92             1.67                       0.67
------------------------------------------------------------------------------------------------------------------------------
   15.46       4.30     144.93         --     117,757      1.28          1.30             1.53                       1.05
------------------------------------------------------------------------------------------------------------------------------
   15.05       7.01(d)  135.02         --     151,142      1.57(c)       1.24(c)          1.82(c)                    0.99(c)
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                      INCOME FROM
                                INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ---------------------------- ----------------------------------------------------
                                             NET REALIZED                          FROM NET    IN EXCESS OF NET
                    NET ASSET               AND UNREALIZED            IN EXCESS  REALIZED GAIN  REALIZED GAIN
                     VALUE,        NET      GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT  ON INVESTMENT   NET INCREASE
                    BEGINNING  INVESTMENT    INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES    AND FUTURES    IN NET ASSET
                    OF PERIOD INCOME (LOSS)  AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS      VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A
  Shares(b)          $10.00      $ 0.01         $2.35        $(0.01)       --       $(0.32)         $(0.06)        $1.97
  1998 - Class B
  Shares(b)           10.00       (0.03)         2.33            --        --        (0.18)          (0.20)         1.92
  1998 - Class C
  Shares(b)           11.80       (0.02)         0.54            --      (.01)       (0.38)             --          0.13
  1998 - Institu-
  tional Shares(b)    10.00        0.01          2.35         (0.01)       --        (0.19)          (0.19)         1.97
  1998 - Service
  Shares(b)           10.00       (0.02)         2.35            --        --        (0.08)          (0.30)         1.95

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B Institutional and Service share activity commenced on May 1, 1997. Class C share activity commenced on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

38  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

                                                                     RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                        OF FEES OR EXPENSE LIMITATIONS
                                                                     -----------------------------------
                                                                                                                   RATIO OF
                                             NET ASSETS   RATIO OF        RATIO OF                   RATIO OF   NET INVESTMENT
NET ASSET               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES   NET INVESTMENT              EXPENSES TO     LOSS TO
VALUE, END    TOTAL     TURNOVER  COMMISSION   PERIOD    TO AVERAGE       INCOME TO                AVERAGE NET   AVERAGE NET
OF PERIOD   RETURN(A)     RATE       RATE    (IN 000S)   NET ASSETS  AVERAGE NET ASSETS               ASSETS        ASSETS
--------------------------------------------------------------------------------------------------------------------------------
  $11.97      23.79%(d)   74.97%    $.0282    $53,786       0.91%(c)       0.12%(c)                  2.40%(c)       (1.37)%(c)
   11.92      23.26(d)    74.97      .0282     13,857       1.67(c)       (0.72)(c)                  2.91(c)        (1.96)(c)
   11.93       4.56(d)    74.97      .0282      4,132       1.68(c)       (0.76)(c)                  2.92(c)        (2.00)(c)
   11.97      23.89(d)    74.97      .0282      4,656       0.72(c)        0.42(c)                   1.96(c)        (0.82)(c)
   11.95      23.56(d)    74.97      .0282        115       1.17(c)       (0.21)(c)                  2.41(c)        (1.45)(c)
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                              INCOME FROM              DISTRIBUTIONS TO
                                        INVESTMENT OPERATIONS(E)         SHAREHOLDERS
                                      ---------------------------- ------------------------
                                                     NET REALIZED
                                                    AND UNREALIZED              FROM NET
                            NET ASSET               GAIN (LOSS) ON            REALIZED GAIN
                             VALUE,        NET        INVESTMENT    FROM NET  ON INVESTMENT NET INCREASE
                            BEGINNING  INVESTMENT    AND FUTURES   INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD INCOME (LOSS)  TRANSACTIONS    INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)   $10.00      $(0.01)        $0.65          --        $(0.05)       $0.59
  1998 - Class B Shares(b)    10.00       (0.03)         0.64          --         (0.05)        0.56
  1998 - Class C Shares(b)    10.00       (0.02)         0.64          --         (0.05)        0.57
  1998 - Institutional
  Shares(b)                   10.00        0.01          0.65          --         (0.05)        0.61
  1998 - Service Shares(b)    10.00        0.01          0.64          --         (0.05)        0.60

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

40  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

                                                                                         RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                            OF FEES OR EXPENSE LIMITATIONS
                                                                                         -----------------------------------
                                                                         RATIO OF                                RATIO OF
                                             NET ASSETS   RATIO OF    NET INVESTMENT         RATIO OF         NET INVESTMENT
NET ASSET               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO      EXPENSES TO       INCOME (LOSS) TO
VALUE, END    TOTAL     TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET         AVERAGE NET          AVERAGE NET
OF PERIOD   RETURN(A)     RATE       RATE    (IN 000S)   NET ASSETS       ASSETS              ASSETS               ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $10.59      6.37%(d)    37.65%    $.0370    $11,118       1.25%(c)      (0.36)%(c)         3.92%(c)            (3.03)%(c)
   10.56      6.07(d)     37.65      .0370      9,957       1.95(c)       (1.04)(c)          4.37(c)             (3.46)(c)
   10.57      6.17(d)     37.65      .0370      2,557       1.95(c)       (1.07)(c)          4.37(c)             (3.49)(c)
   10.61      6.57(d)     37.65      .0370      9,026       0.95(c)        0.15(c)           3.37(c)             (2.27)(c)
   10.60      6.47(d)     37.65      .0370          2       1.45(c)        0.40(c)           3.87(c)             (2.02)(c)
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

                                                     INCOME FROM                     DISTRIBUTIONS TO
                                               INVESTMENT OPERATIONS(E)                SHAREHOLDERS
                                      ------------------------------------------ ------------------------
                                                  NET REALIZED
                                                 AND UNREALIZED   NET REALIZED                FROM NET
                            NET ASSET            GAIN (LOSS) ON  AND UNREALIZED             REALIZED GAIN
                             VALUE,      NET      INVESTMENTS    GAIN (LOSS) ON   FROM NET  ON INVESTMENT NET DECREASE
                            BEGINNING INVESTMENT  AND FUTURES   CURRENCY RELATED INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD   INCOME    TRANSACTIONS    TRANSACTIONS     INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)   $10.00     $   --       $0.13           $(0.91)       $   --         --         $(0.78)
  1998 - Class B Shares(b)    10.00      (0.02)       0.13            (0.90)           --         --          (0.79)
  1998 - Class C Shares(b)    10.00      (0.02)       0.13            (0.89)           --         --          (0.78)
  1998 - Institutional
  Shares(b)                   10.00       0.02        0.13            (0.89)        (0.02)        --          (0.76)
  1998 - Service Shares(b)    10.00       0.01        0.13            (0.91)           --         --          (0.77)

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

42  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

                                                                                         RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                            OF FEES OR EXPENSE LIMITATIONS
                                                                                         -----------------------------------
                                                                          RATIO OF                                RATIO OF
                                              NET ASSETS   RATIO OF    NET INVESTMENT        RATIO OF          NET INVESTMENT
NET ASSET                PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO     EXPENSES TO        INCOME (LOSS) TO
VALUE, END    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET        AVERAGE NET           AVERAGE NET
OF PERIOD   RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS       ASSETS             ASSETS                ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  $9.22       (7.66)%(d)   25.16%    $.0069    $ 7,087       1.50%(c)      (0.27)%(c)         4.87%(c)             (3.90)%(c)
   9.21       (7.90)(d)    25.16      .0069      2,721       2.00(c)       (0.72)(c)          5.12(c)              (3.84)(c)
   9.22       (7.80)(d)    25.16      .0069      1,608       2.00(c)       (0.73)(c)          5.12(c)              (3.85)(c)
   9.24       (7.45)(d)    25.16      .0069     17,719       1.00(c)        0.59 (c)          4.12(c)              (2.53)(c)
   9.23       (7.70)(d)    25.16      .0069          1       1.50(c)        0.26 (c)          4.62(c)              (2.86)(c)
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the CORE U.S. Equity Fund (for-merly known as the Goldman Sachs Select Equity Fund), CORE Large Cap Growth Fund, CORE Small Cap Equity Fund and the CORE International Equity Fund, col-lectively the "Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Funds offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Funds. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio po-sitions. The CORE International Equity Fund may enter into such contracts to seek to increase total return. All commitments are "marked to market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record re-alized

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. FEDERAL TAXES -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net in-vestment income or net realized gain on investment transactions, or from cap-ital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 F. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are amortized on a straight-line basis over a period of five years.

 G. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are generally allocated to the Funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Service shares sepa-rately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 H. OPTION ACCOUNTING PRINCIPLES -- When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds en-ter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a pur-chased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

 I. FUTURES CONTRACTS -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to in-crease total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the under-lying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 As of May 1, 1997, the Funds' Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds; Goldman Sachs Funds Management L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as in-vestment adviser to the CORE U.S. Equity Fund. Under the Agreements, GSAM and GSFM, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and adminis-tering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .75%, .85% and .85% of the average daily net assets of the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds, respectively. GSFM is entitled to a fee of .75% of the average daily net as-sets of the CORE U.S. Equity Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Eq-uity and CORE International Equity Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnifi-cation costs, taxes, interest, brokerage commissions and extraordinary ex-penses and transfer agent fees in the case of the CORE U.S. Equity Fund) until further notice to the extent such expenses exceed .06%, .05%, .20% and .25% of the average daily net assets of the funds, respectively.
   Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge imposed and has advised the Funds that it retained approximately $566,000, $129,000, $49,000 and $24,000 during the period ended January 31, 1998 for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Interna-tional Equity Funds, respectively.
   The Trust, on behalf of each Fund, has adopted Distribution Plans (the "Distribution Plans") pursuant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to receive a quarterly fee from each Fund for dis-tribution services equal, on an annual basis, to .25%, .75% and .75% of the Funds' average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Fund, has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance serv-ices. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.
 For the period ended January 31, 1998 Goldman Sachs, GSAM, GSFM and the Dis-tributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                                 WAIVERS
                            ------------------
                                       CLASS A               REIMBURSEMENT
 FUND                       MANAGEMENT  12B-1  REIMBURSEMENT  OUTSTANDING
 -------------------------------------------------------------------------
 CORE U.S. Equity                  837      51            64            --
 -------------------------------------------------------------------------
 CORE Large Cap Growth              46      62           332           124
 -------------------------------------------------------------------------
 CORE Small Cap Equity               9       6           202            40
 -------------------------------------------------------------------------
 CORE International Equity           7      --           206            25
 -------------------------------------------------------------------------

 GSAM and GSFM may discontinue or modify this waiver in the future at its dis-cretion.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 At January 31, 1998, the amounts owed to affiliates were as follows (in thou-sands):

                                                   AUTHORIZED
                                                     DEALER   TRANSFER
 FUND                       MANAGEMENT DISTRIBUTOR  SERVICE    AGENT   TOTAL
 ---------------------------------------------------------------------------
 CORE U.S. Equity                  349         342        266      142 1,099
 ---------------------------------------------------------------------------
 CORE Large Cap Growth              32          26         35       32   125
 ---------------------------------------------------------------------------
 CORE Small Cap Equity              18          19         11       --    48
 ---------------------------------------------------------------------------
 CORE International Equity          12           8          5       --    25
 ---------------------------------------------------------------------------

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the period ended January 31, 1998, were as follows:

                                                                               SALES OR
 FUND                                    PURCHASES                            MATURITIES
 ----------------------------------------------------------------------------------------
 CORE U.S. Equity                       $500,903,526                         $334,451,033
 ----------------------------------------------------------------------------------------
 CORE Large Cap Growth                    97,206,589                           31,560,546
 ----------------------------------------------------------------------------------------
 CORE Small Cap Equity                    37,277,847                            7,057,754
 ----------------------------------------------------------------------------------------
 CORE International Equity                31,642,851                            3,863,704
 ----------------------------------------------------------------------------------------

   At January 31, 1998, the CORE International Equity Fund had the following outstanding forward foreign currency exchange contracts:

                                              VALUE ON
  FOREIGN CURRENCY                           SETTLEMENT  CURRENT   UNREALIZED
  PURCHASE CONTRACTS                            DATE      VALUE    GAIN/LOSS
 -----------------------------------------------------------------------------
  Austrian Schilling expiring 2/02/98        $   22,775 $   22,493   $   (282)
  Belgian Franc expiring 2/02/98                 54,961     54,192       (769)
  Deutsche Mark expiring 2/06/98                208,827    208,342       (485)
  Finnish Markka expiring 2/02/98                31,108     30,676       (432)
  Finnish Markka expiring 2/04/98                93,293     93,001       (292)
  French Franc expiring 2/27/98                 100,006     98,496     (1,510)
  French Franc expiring 2/27/98                  66,620     66,443       (177)
  Hong Kong Dollar expiring 2/03/98              94,147     94,147         --
  Italian Lira expiring 2/04/98                  50,615     49,894       (721)
  Japanese Yen expiring 2/02/98                 304,107    299,316     (4,791)
  Japanese Yen expiring 2/04/98                 472,273    473,501      1,228
  Netherlands Guilder expiring 2/02/98          101,195     99,771     (1,424)
  Netherlands Guilder expiring 2/04/98           93,350     93,138       (212)
  Norwegian Krone expiring 2/04/98               22,327     22,263        (64)
  Portugese Escudo expiring 2/02/98             158,437    155,097     (3,340)
  Pound Sterling expiring 2/06/98                 9,991      9,988         (3)
  Spanish Peseta expiring 2/02/98                45,698     45,107       (591)
  Spanish Peseta expiring 2/04/98                55,662     55,569        (93)
  Swedish Krona expiring 2/04/98                 65,233     65,182        (51)
  Swiss Franc expiring 2/02/98                  107,314    105,763     (1,551)
  Swiss Franc expiring 2/06/98                   85,244     85,013       (231)
 -----------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY PURCHASE CONTRACTS  $2,243,183 $2,227,392   $(15,791)
 -----------------------------------------------------------------------------

   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1998, the CORE International Equity Fund had sufficient cash and securities to cover any commitments under these contracts.
   CORE International Equity Fund has recorded a "Payable for forward foreign currency exchange contracts" resulting from open forward foreign currency ex-change contracts of $15,791, in the accompanying Statements of Assets and Li-abilities.
   For the period ended January 31, 1998, Goldman Sachs earned approximately $300 of brokerage commissions from portfolio transactions executed on behalf of the CORE Large Cap Growth Fund.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
 5. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended January 31, 1998 is as follows:

                                                   GOLDMAN SACHS
                                               CORE U.S. EQUITY FUND
                                                  ---------------------
                                                  SHARES       DOLLARS
                                                  ---------------------
 CLASS A SHARES
 Shares sold                                   6,317,528  $166,483,899
 Reinvestment of dividends and distributions   1,196,100    30,986,861
 Shares repurchased                           (2,217,030)  (58,462,482)
                                                  ---------------------
                                               5,296,598   139,008,278
 ----------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                   1,587,418    41,644,211
 Reinvestment of dividends and distributions     160,708     4,120,872
 Shares repurchased                             (243,200)   (6,477,303)
                                                  ---------------------
                                               1,504,926    39,287,780
 ----------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                                     301,152     8,133,714
 Reinvestment of dividends and distributions      13,010       332,320
 Shares repurchased                              (75,324)   (2,069,721)
                                                  ---------------------
                                                 238,838     6,396,313
 ----------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                   1,723,166    45,504,817
 Reinvestment of dividends and distributions     637,429    16,625,599
 Shares repurchased                           (1,139,364)  (30,605,181)
                                                  ---------------------
                                               1,221,231    31,525,235
 ----------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                     132,991     3,486,302
 Reinvestment of dividends and distributions      22,975       593,618
 Shares repurchased                              (17,860)     (452,461)
                                                  ---------------------
                                                 138,106     3,627,459
 ----------------------------------------------------------------------
 NET INCREASE IN SHARES                        8,399,699  $219,845,065
 ----------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

          GOLDMAN SACHS                   GOLDMAN SACHS                     GOLDMAN SACHS
  CORE LARGE CAP GROWTH FUND(A)   CORE SMALL CAP EQUITY FUND(A)   CORE INTERNATIONAL EQUITY FUND(A)
 ----------------------------------------------------------------------------------------------------
          SHARES         DOLLARS         SHARES          DOLLARS           SHARES            DOLLARS
 ----------------------------------------------------------------------------------------------------
      4,984,608   $   55,490,159      1,082,435  $    11,495,763          794,938  $       7,369,683
        116,958        1,326,300          2,621           26,811              156              1,407
       (609,700)      (7,218,956)       (35,569)        (376,899)         (26,702)          (238,798)
 ----------------------------------------------------------------------------------------------------
      4,491,866       49,597,503      1,049,487       11,145,675          768,392          7,132,236
 ----------------------------------------------------------------------------------------------------
      1,245,868       14,674,329        952,128       10,018,888          307,513          2,897,478
         29,355          331,745          3,118           31,832               --                 --
       (113,110)      (1,345,680)       (12,396)        (128,919)         (11,971)          (110,882)
 ----------------------------------------------------------------------------------------------------
      1,162,113       13,660,394        942,850        9,921,801          295,542          2,786,596
 ----------------------------------------------------------------------------------------------------
        351,956        4,181,116        259,583        2,755,067          192,766          1,797,901
          6,404           72,365            582            5,937               --                 --
        (11,868)        (140,832)       (18,140)        (190,833)         (18,328)          (161,309)
 ----------------------------------------------------------------------------------------------------
        346,492        4,112,649        242,025        2,570,171          174,438          1,636,592
 ----------------------------------------------------------------------------------------------------
        392,622        4,603,030        850,292        8,678,220        1,925,620         18,216,557
              7               79          2,917           29,872            1,603             13,900
         (3,701)         (43,927)        (2,351)         (24,802)          (6,759)           (62,449)
 ----------------------------------------------------------------------------------------------------
        388,928        4,559,182        850,858        8,683,290        1,920,464         18,168,008
 ----------------------------------------------------------------------------------------------------
          9,303          109,118            160            1,600              161              1,599
            316            3,579             --                7               --                 --
             --               --             --               --               --                 --
 ----------------------------------------------------------------------------------------------------
          9,619          112,697            160            1,607              161              1,599
 ----------------------------------------------------------------------------------------------------
      6,399,018   $   72,042,425      3,085,380  $    32,322,544        3,158,997  $      29,725,031
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998

 Share activity for the year ended January 31, 1997 is as follows:

                                                   GOLDMAN SACHS
                                               CORE U.S. EQUITY FUND
                                                -----------------------
                                                  SHARES       DOLLARS
                                                -----------------------
 CLASS A SHARES
 Shares sold                                   3,862,697  $ 81,642,386
 Reinvestment of dividends and distributions     370,586     8,175,333
 Shares repurchased                           (1,109,202)  (23,823,146)
                                                -----------------------
                                               3,124,081    65,994,573
 ----------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                     733,802    15,946,016
 Reinvestment of dividends and distributions      24,314       535,407
 Shares repurchased                              (13,894)     (310,118)
                                                -----------------------
                                                 744,222    16,171,305
 ----------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                   3,151,881    66,277,175
 Reinvestment of dividends and distributions     275,197     6,102,331
 Shares repurchased                             (363,536)   (7,991,198)
                                                -----------------------
                                               3,063,542    64,388,308
 ----------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                     154,590     3,344,141
 Reinvestment of dividends and distributions       4,126        91,166
 Shares repurchased                               (1,252)      (28,032)
                                                -----------------------
                                                 157,464     3,407,275
 ----------------------------------------------------------------------
 NET INCREASE IN SHARES                        7,089,309  $149,961,461
 ----------------------------------------------------------------------

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Fund's custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having advi-sory agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint ac-count which equaled $5,300,000, $2,100,000 and $800,000, respectively, in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

                                  PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                    AMOUNT      RATE      DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,   $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA:
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,            474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATION-
AL,                               200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL,                           270,000,000     5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC
discount note: 03/06/98; FFCB: 6.30%, 08/08/07)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,            200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.88%, 08/15/01)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,744,200,000
 ------------------------------------------------------------------------------

 8. LINE OF CREDIT FACILITY

 The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds participate in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Funds must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the period ended January 31, 1998, the Funds did not have any borrowings under these facilities.

 9. CERTAIN RECLASSIFICATIONS

 In accordance with statement of Position 93-2, the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have reclassified $5,042, $3,411 and $2,137, respectively, from paid-in capital to distribu-tions in excess of net investment income (loss). Additionally, the CORE In-ternational Equity Fund reclassified $13,940 from accumulated net realized foreign currency loss to distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the funds and are designed to present the Funds' capital accounts on a tax basis.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust - CORE Eq-uity Funds

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity, and CORE International Equity Fund, portfolios of Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statements of investments, as of January 31, 1998, and the related statements of operations and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial high-lights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Trust - CORE Equity Funds as of January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                            ARTHUR ANDERSEN LLP

 Boston, Massachusetts
 March 12, 1998

                                                 GOLDMAN SACHS CORE EQUITY FUNDS


For Best Results,
It's Time in the Market That Counts


For optimal long-term investment results, time in the market can make the difference.

     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                  Annual Return
                                                    Percentage
                                                  -------------
Invested all 5,478 trading days                      16.78%
Less 10 best days                                    13.39%
Less 40 best days                                     7.53%
Less 70 best days                                     2.87%


     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has generated negative returns only twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than attempting to time the market.

     For More Information

     A diversified portfolio of different stock types is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The stocks of smaller companies are often associated with higher risks than stocks of larger companies, including higher volatility.

Funds that invest in foreign securities and utilize active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use:  March 31, 1998                         COREAR / 114K / 3-98

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements


     Included in the Prospectus:



          Financial Highlights for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1997 (audited); and

     Incorporated by Reference into the Additional Statement:

          Report of Independent Public Accountants.

     Statement of Investments as of January 31, 1998 for Goldman Sachs Capital Growth Fund, Goldman Sachs CORE U.S. Equity Fund (formerly Select Equity
     Fund), Goldman Sachs CORE Small Cap Equity Fund, Golman Sachs CORE International Equity Fund, Goldman Sachs Small Cap Value Fund, Golman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Balanced Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equtiy Fund.

Statement of Assets and Liabilities as of January 31, 1998 for Goldman Sachs Capital Growth Fund, Golman Sachs CORE U.S. Equity fund (formerly Select Equity
Fund), Golman Sachs CORE Small Cap Equity Fund, Golman Sachs CORE International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Golman Sachs Balanced Fund, Goldman Sachs Mid-Cap Equity Fund, Golman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equity Fund.

Statement of Operations for the year ended January 31, 1998 for Goldman Sachs Capital Growth Fund, Golman Sachs CORE U.S. Equity fund (formerly Select Equity
Fund), Golman Sachs CORE Small Cap Equity Fund, Golman Sachs CORE International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Golman Sachs Balanced Fund, Goldman Sachs Mid-Cap Equity Fund, Golman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equity Fund.

Statement of Change in Net Assets for the years ended January 31, 1997 and January 31, 1998 for Goldman Sachs Capital Growth Fund, Golman Sachs CORE U.S. Equity fund (formerly Select Equity Fund), Golman Sachs CORE Small Cap Equity Fund, Golman Sachs CORE International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Golman Sachs Balanced Fund, Goldman Sachs Mid-Cap Equity Fund, Golman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equity Fund.

Financial Highlights ended January 31, 1998 for Goldman Sachs Capital Growth Fund, Golman Sachs CORE U.S. Equity fund (formerly Select Equity Fund), Golman Sachs CORE Small Cap Equity Fund, Golman Sachs CORE International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Golman Sachs Balanced Fund, Goldman Sachs Mid-Cap Equity Fund, Golman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equity Fund.

                        Notes to Financial Statements.
                   Report of Independent Public Accountants

     The following exhibits relating to the Goldman Sachs Money Market Funds are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust's Registration Statement on Form N-1A (Accession No. 0000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); and to Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000-950130-98-000676); Post-Effective Amendment No. 43 to such Registration Statement. (Accession No. 0000950130- 98 - 000965)

     1(a). Agreement and Declaration of Trust. (Accession No. 0000950130-97-000573)

     1(b). Amendment No. 1 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(c). Amendment No. 2 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(d). Amendment No.3 dated January 28, 1997 to the Agreement and Declaration of Trust. (Accession No. 0000950130-98-000676)

     1(e). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676)

     2.        By-laws of the Delaware business trust.  (Accession No.
               0000950130-97-000573)

     3.        Not applicable.

     4.        Not applicable.

     5(a). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(b). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Adjustable Rate Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(b). Advisory Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit A.(Accession No. 0000950130 - 98 - 000965)

     5(c). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(d). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Core Fixed Income Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(d). Consent dated June 20, 1987 to change in duties under the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130 - 98 - 000965)

     5(e). Management Agreement dated January 28, 1998 on behalf of the Registrant and Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International. (Accession No. 0000950130-98-000676)

     5(f). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(g). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs - Institutional Liquid Assets and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(i). Consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolio (Accession No. 0000950130 - 98 - 000965)

     6. Distribution Agreement dated April 30, 1997 as amended October 21, 1997 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     7.      Not applicable.

     8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856)

     8(b). Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 1(e) (Accession No. 0000950130 - 98 - 000965)

     8(c). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(c) (Accession No. 0000950130 - 98 - 000965)

     8(d). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 8(a) (Accession No. 0000950130 - 98 - 000965)

     8(e). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495)

     8(f). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(f) (Accession No. 0000950130 - 98 - 000965)

     8(g). Letter Agreement dated March 28, 1983 between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(d) (Accession No. 0000950130 - 98 - 000965)

     8(h). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g) (Accession No. 0000950130 - 98 - 000965)

     8(i). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h) (Accession No. 0000950130 - 98 - 000965)

     8(j). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i) (Accession No. 0000950130 - 98 - 000965)

     8(k). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Accession No. 0000950130 - 98 - 000965)

            Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges (Accession No. 0000950130 - 98 - 000965)

     8(l). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(m). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Accession No. 0000950130 - 98 - 000965)

     8(n). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(o). Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters (Accession No. 0000950130 - 98 - 000965)

     8(p). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(q). Amendment dated September 15, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Accession No. 0000950130 - 98 - 000965)

     9(a). Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856)

     9(b). Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

      9(c). Transfer Agency Agreement dated May 1, 1988 between Registrant and Goldman, Sachs & Co. and schedule of fees pertaining thereto (Accession No. 0000950130 - 98 - 000965)

     10(a). Opinion of Drinker Biddle and Reath. (Accession No. 0000950130-97-004495)

     10(b). Opinion of Morris, Nichols, Arsht & Tunnell - (Accession No. 0000950130-97-001846).

     12.     Not applicable.

     14.     Not applicable.

     15(a). Class A Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(b). Class B Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(c) Class C Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     16.     Schedule for Computation of Performance Data. (Reference V)
                                                                      -
     18(a). Plan entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950130-95-000628)

        19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805)

     19(a). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676)


The following exhibits relating to Goldman Sachs Trust is filed herewith electronically pursuant to EDGAR rules:

11.    Consent of Independent Auditors & GS - Equity
27.    Financial Data Schedules.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------


Not Applicable.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

                                                      Number of
Title of Class                                        Record Holders
--------------                                        --------------

Treasury Obligations Portfolio
   ILA Units                                                      702
   ILA Administration Units                                        87
   ILA Service Units                                                8
Treasury Instruments Portfolio
   ILA Units                                                      320
   ILA Administration Units                                        43
   ILA Service Units                                               18
Federal Portfolio
   ILA Units                                                    3,344
   ILA Administration Units                                       602
   ILA Service Units                                              139
Government Portfolio
   ILA Units                                                      792
   ILA Administration Units                                        71
   ILA Service Units                                                5
Prime Obligations Portfolio
   ILA Class A                                                    646
   ILA Units                                                      755
   ILA Class B                                                    132
   ILA Class C                                                     30
   ILA Administration Units                                       101
   ILA Service Units                                               19
Money Market Portfolio
   ILA Units                                                    1,922
   ILA Administration Units                                       884
   ILA Service Units                                                6
Tax-Exempt Diversified Portfolio
   ILA Class A                                                     68
   ILA Units                                                    2,514
   ILA Administration Units                                        27
   ILA Service Units                                               20
Tax-Exempt California Portfolio
   ILA Units                                                    1,005
   ILA Administration Units                                         4
   ILA Service Units                                                2
Tax-Exempt New York Portfolio
   ILA Units
   ILA Administration Units                                       265
   ILA Service Units                                               63
Financial Square Treasury Obligations Fund                          3
   FST Shares                                                     520
   FST Administration Shares                                      258
   FST Service Shares                                             749
   FST Preferred Shares                                            19
Financial Square Prime Obligations Fund
   FST Shares                                                     607
   FST Administration Shares                                      206
   FST Service Shares                                             391

   FST Preferred Shares                                                 23
Financial Square Government Fund
   FST Shares                                                          980
   FST Administration Shares                                           250
   FST Service Shares                                                  111
   FST Preferred Shares                                                 27
Financial Square Money Market Fund
   FST Shares                                                          591
   FST Administration Shares                                           355
   FST Service Shares                                                  189
   FST Preferred Shares                                                 47
Financial Square Tax-Free Money Market Fund
   FST Shares                                                          566
   FST Administration Shares                                            67
   FST Service Shares                                                  101
   FST Preferred Shares                                                 15
Financial Square Treasury Instruments Fund
   FST Shares                                                          161
   FST Administration Shares                                            15
   FST Service Shares                                                   10
   FST Preferred Shares                                                  4
Financial Square Federal Fund
   FST Shares                                                          285
   FST Administration Shares                                            84
   FST Service Shares                                                  213
   FST Preferred Shares                                                 13
Financial Square Municipal Money Market Fund
   FST Shares                                                            0
   FST Administration Shares                                             0
   FST Service Shares                                                    0
   FST Preferred Shares                                                  0
Financial Square Premium Money Market Fund
   FST Shares                                                           68
   FST Administration Shares                                             6
   FST Service Shares                                                    7
   FST Preferred Shares                                                  8

Goldman Sachs Short Duration Government Fund
   Class A                                                             120
   Class B                                                              48
   Class C                                                              37
   Institutional Shares                                                261
   Administration Shares                                                15
   Service Shares                                                        6
Goldman Sachs Adjustable Rate Government Fund
   Class A                                                             406
   Institutional Shares                                                836
   Administration Shares                                                20
   Service Shares                                                        5
Goldman Sachs Short Duration Tax-Free Fund
 Class A                                                               119
   Class B                                                              15
   Class C                                                              13
   Institutional Shares                                                302
   Administration Shares                                                 9

   Service Shares                               0
Goldman Sachs Core Fixed Income Fund
 Class A                                      387
   Class B                                    128
   Class C                                     67
   Institutional Shares                       217
   Administration Shares                       50
   Service Shares                               2

Goldman Sachs Global Income Fund
   Class A                                  3,575
   Class B                                    431
   Class C                                     78
   Institutional Shares                        55
   Service Shares                               4
Goldman Sachs Government Income Fund
   Class A                                  1,557
   Class B                                    472
   Class C                                     97
   Institutional Shares                         5
   Service Shares                               2
Goldman Sachs Municipal Income Fund
   Class A                                 16,422
   Class B                                     91
   Class C                                     30
   Institutional Shares                         3
   Service Shares                               1
Goldman Sachs High Yield Fund
   Class A                                  2,033
   Class B                                    757
   Class C                                    263
   Institutional Shares                         4
   Service Shares                               1
Goldman Sachs Capital Growth Fund
   Class A                                 40,993
   Class B                                  4,833
   Class C                                    772
   Institutional Shares                        16
   Service Shares                               7
Goldman Sachs CORE U.S. Equity Fund
   Class A                                 18,374
   Class B                                  4,875
   Class C                                    551
   Institutional Shares                        39
   Service Shares                               9
Goldman Sachs Small Cap Value Fund
   Class A                                 22,523
   Class B                                  4,465
   Class C                                    622
   Institutional Shares                        12
   Service Shares                               5
Goldman Sachs International Equity Fund
   Class A                                 29,151
   Class B                                  5,679

   Class C                                         362
   Institutional Shares                             53
   Service Shares                                   12
Goldman Sachs Growth and Income Fund
   Class A                                      64,580
   Class B                                      24,337
   Class C                                       2,578
   Institutional Shares                             42
   Service Shares                                   15
Goldman Sachs Asia Growth Fund
   Class A                                       9,366
   Class B                                         842
   Class C                                         131
   Institutional Shares                              9
   Service Shares                                    3
Goldman Sachs Balanced Fund
   Class A                                       7,421
   Class B                                       1,879
   Class C                                         540
   Institutional Shares                             12
   Service Shares                                    6
Goldman Sachs Mid Cap Equity Fund
   Class A                                       4,565
   Class B                                       2,597
   Class C                                         584
   Institutional Shares                             50
   Service Shares                                    6
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                       2,891
   Class B                                       1,396
   Class C                                         379
   Institutional Shares                             24
   Service Shares                                    7
Goldman Sachs Emerging Markets Equity Fund
   Class A                                         379
   Class B                                          31
   Class C                                          21
   Institutional Shares                             15
   Service Shares                                    5
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                       1,158
   Class B                                         547
   Class C                                         224
   Institutional Shares                             12
   Service Shares                                    5
Goldman Sachs CORE International Equity Fund
   Class A                                         844
   Class B                                         370
   Class C                                         137
   Institutional Shares                             17
   Service Shares                                    5
Goldman Sachs Japanese Equity Fund
   Class A                                           0
   Class B                                           0

   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs International Small Cap Fund
   Class A                                                0
   Class B                                                0
   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs Real Estate Securities Fund
   Class A                                                0
   Class B                                                0
   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs Income Strategy Portfolio
   Class A                                              207
   Class B                                              169
   Class C                                               89
   Institutional Shares                                   5
   Service Shares                                         6
Goldman Sachs Growth & Income Strategy Portfolio
   Class A                                            1,206
   Class B                                            1,051
   Class C                                              540
   Institutional Shares                                   7
   Service Shares                                         6

Goldman Sachs Growth Strategy Portfolio
   Class A                                            1,296
   Class B                                            1,216
   Class C                                              476
   Institutional Shares                                   7
   Service Shares                                         5
Goldman Sachs Aggressive Growth Strategy Portfolio
   Class A                                              815
   Class B                                              681
   Class C                                              325
   Institutional Shares                                   5
   Service Shares                                         6

(Information supplied as of April 15, 1998)


ITEM 27. INDEMNIFICATION
         ---------------

Article III of the Declaration of Trust of Goldman Sachs Trust, Delaware business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is filed as Exhibit 1.

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Management Agreement. The Management Agreements are filed as Exhibits 5(a) through 5(g);

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6 and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds, Goldman Sachs Variable Insurance Trust and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.


                       GOLDMAN SACHS EXECUTIVE COMMITTEE


     Name and Principal
     Business Address                    Position
     ----------------                    --------

     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer
     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director
     _______________________

     (1)  85 Broad Street, New York, NY 10004
     (2)  One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,   England

(c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

Not applicable.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Portfolios undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of April, 1998.


GOLDMAN SACHS TRUST
(A Delaware business trust)


By: /s/ Michael J. Richman
    ----------------------
    Michael J. Richman
    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


NAME                            TITLE                  DATE
----                            -----                  ----
*Douglas C. Grip               President and
 Douglas C. Grip               Trustee                 April 29, 1998

*Scott M. Gilman               Principal Accounting
 Scott M. Gilman               Officer And Principal
                               Financial Officer       April 29, 1998

*David B. Ford                 Trustee                 April 29, 1998
 David B. Ford

*Mary Patterson McPherson      Trustee                 April 29, 1998
 Mary Patterson McPherson

*Ashok N. Bakhru               Trustee                 April 29, 1998
 Ashok N. Bakhru

*Alan A. Shuch                 Trustee                 April 29, 1998
 Alan A. Shuch

*Jackson W. Smart              Trustee                 April 29, 1998
 Jackson W. Smart, Jr.

*John P. McNulty               Trustee                 April 29, 1998
 John P. McNulty

*William H. Springer           Trustee                 April 29, 1998
 William H. Springer

*Richard P. Strubel            Trustee                 April 29, 1998
 Richard P. Strubel
 Richard P. Strubel


*By:/s/ Michael J. Richman
    ----------------------
    Michael J. Richman,
    Attorney-In-Fact


 * Pursuant to a power of attorney previously filed.

                              GOLDMAN SACHS TRUST

                          (a Delaware Business Trust)

                           CERTIFICATE OF SECRETARY

        The foregoing resolution was duly adopted by the Board of Trustees of Goldman Sachs Trust at a Meeting of the Board of Trustees held on April 23, 1998, and remains in effect on the date hereof:

        RESOLVED, that the trustees and officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Michael J. Richman, Howard B. Surloff and Valerie A. Zondorak their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.

        IN WITNESS WHEREOF, I have hereunto set my hand this 29, day of April, 1998.

                                                /s/ Michael R. Richman
                                                Secretary

                               Index To Exhibits

11        Consent of Independent Auditors of G/S - Equity

27.       Financial Data Schedules.